                                                Registration NO. 2-57116
                                                File No. 811-2668

                                                   UNITED STATES

                                        SECURITIES AND EXCHANGE COMMISSION

                                               Washington, DC 20549

                                                     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]

Pre-Effective Amendment No.                                       [   ]

Post-Effective Amendment No. 48                                   [X]

                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]
         Amendment No. 36

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                                          OPPENHEIMER AMT-FREE MUNICIPALS

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                 (Exact Name of Registrant as Specified in Charter)

                 6803 South Tucson Way, Centennial, Colorado 80112-3924

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                   (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 768-3200
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                            Robert G. Zack, Esq.

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                            OppenheimerFunds, Inc.

 Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008

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                        (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
       [   ]    immediately upon filing pursuant to paragraph (b)
       [X]      on September 29, 2004 pursuant to paragraph (b)
       [   ]    60 days after filing pursuant to paragraph (a)(1)
       [   ]    on _______________ pursuant to paragraph (a)(1)
       [   ]    75 days after filing pursuant to paragraph (a)(2)
       [   ]    on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[  ]this  post-effective  amendment  designates  a  new  effective  date  for  a previously filed post-effective amendment.

The Registrant hereby amends the Registration statement on such date or dates as may be necessary to delay its effective date until the  Registrant  shall file a further amendment which  specifically  states that this  Registration  Statement shall  thereafter  become  effective  in  accordance  with  section  8(a) of the
Securities  Act of  1933  or  until  the  Registration  Statement  shall  become effective on such date as the Commission, acting pursuant to Section 8(a), shall determine.

Oppenheimer
AMT-Free Municipals

Prospectus dated September 29, 2004

Oppenheimer AMT-Free Municipals is a mutual fund. It seeks current income exempt from federal income taxes by investing in municipal securities, while attempting to preserve capital.  Prior to November 7, 2003, the Fund's name was Oppenheimer
Municipal Bond Fund.

This Prospectus contains important  information about the Fund's objective,  its
investment   policies,   strategies  and  risks.  It  also  contains   important
information  about  how to buy and sell  shares  of the Fund and  other  account features.  Please read this Prospectus  carefully  before you invest and keep it for future reference about your account.

As with all  mutual  funds,  the  Securities  and  Exchange  Commission  has not approved or disapproved  the Fund's  securities nor has it determined  that this
Prospectus  is  accurate  or  complete.  It is a criminal  offense to  represent otherwise.

                                                     (OppenheimerFunds logo)

CONTENTS

       ABOUT THE FUND

      The Fund's  Investment Objective and Principal Investment Strategies

      Main Risks of  Investing  in the Fund

      The Fund's Past Performance

      Fees and Expenses of the Fund

      About the Fund's Investments

      How the Fund is Managed

      ABOUT YOUR ACCOUNT

How to Buy Shares Class A Shares Class B Shares Class C Shares

                  Special Investor Services

                  AccountLink
                  PhoneLink

                 OppenheimerFunds Internet Website

                  How to Sell Shares
                  By Wire
                  By Checkwriting
                  By Mail
                  By Telephone

                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment Strategies

WHAT IS THE  FUND'S  INVESTMENT  OBJECTIVE?  The  Fund  seeks as high a level of current  interest  income exempt from federal  income taxes as is available from investing in municipal securities, while attempting to preserve capital.

WHAT DOES THE FUND  MAINLY  INVEST  IN?  The Fund  invests  mainly in  municipal securities  that pay interest exempt from federal  individual  income tax. These primarily include municipal bonds (which are long term  obligations),  municipal notes (short term  obligations),  interests in municipal leases,  and tax-exempt commercial  paper.  Most of the  securities  the Fund buys  must be  "investment grade" (the four highest rating categories of national rating organizations such as Moody's). As a non-fundamental investment policy, the Fund will not invest in municipal  securities the interest on which (and thus a  proportionate  share of the exempt-interest  dividends paid by the Fund) would be subject to the Federal alternative minimum tax on individuals and corporations.

     The Fund  does not  normally  limit  its  investments  to  securities  of a particular maturity range, but currently focuses on longer-term  securities with maturities  between 5 and 30 years  when  issued.  This  portfolio  strategy  is subject to change.  These  investments  are more fully  explained  in "About the
Fund's Investments," below.

HOW DO THE  PORTFOLIO  MANAGERS  DECIDE  WHAT  SECURITIES  TO  BUY OR  SELL?  In
selecting  securities for the Fund, the portfolio  managers look  nationwide for municipal  securities  using a variety of factors which may change over time and may vary in particular cases.

The portfolio managers currently look for:

o Municipal securities that provide high current income,

o A wide range of municipal securities to diversify the portfolio,

o Municipal securities having favorable credit characteristics, and

o Special situations that provide opportunities for value.

     The  portfolio  managers may consider  selling a security if one or more of these factors no longer apply to a security purchased for the Fund.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for individual  investors who are seeking  income  exempt from federal  income  taxes.  The Fund does not seek capital gains or growth. Because it invests in tax-exempt  securities,  the Fund is not  appropriate  for  retirement  plan accounts or for investors who want to pursue capital growth. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree. The Fund's investments are subject to changes in their value from a number of factors,  described below. There is also the  risk  that  poor  security  selection  by the  Fund's  investment  Manager,
OppenheimerFunds, Inc., will cause the Fund to underperform other funds having a similar  objective.  There  is no  assurance  that  the Fund  will  achieve  its objective.

CREDIT RISK. Municipal securities are debt securities that are subject to credit risk. Credit risk is the risk that the issuer of a municipal  security might not make interest and principal  payments on the security as they become due. If the issuer fails to pay  interest,  the Fund's  income might be reduced,  and if the issuer fails to repay  principal,  the value of that  security and of the Fund's shares may be reduced.  Because the Fund can invest as much as 25% of its assets in municipal securities below investment grade to seek higher income, the Fund's credit  risks are  greater  than those of funds  that buy only  investment-grade bonds.  A downgrade in an issuer's  credit rating or other adverse news about an issuer  can  reduce  the  value  of that  issuer's  security.  Special  Risks of
Lower-Grade Securities.  The Fund's credit risks are greater than those of funds that buy only  investment-grade  securities.  Lower-grade debt securities (these are sometimes called "junk bonds") may be subject to greater market fluctuations and greater risks of loss of income and  principal  than  investment-grade  debt securities. Securities that are (or that have fallen) below investment grade are exposed to a greater  risk that the issuers of those  securities  might not meet their debt  obligations.  These risks can reduce the Fund's share prices and the income it earns.

While  investment  grade  securities  are  subject  to risks of  non-payment  of interest and principal,  generally,  higher yielding  lower-grade bonds, whether rated or unrated,  have greater  risks than  investment  grade  securities.  The market for lower-grade securities may be less liquid, especially during times of general  economic  distress,  and  therefore  they may be  harder  to sell at an acceptable price.

INTEREST RATE RISKS.  Municipal  securities are subject to changes in value when prevailing  interest  rates change.  When  prevailing  interest  rates fall, the values of already-issued  municipal  securities  generally rise. When prevailing interest rates rise, the values of already-issued municipal securities generally fall and the  securities  may sell at a discount  from their  face  amount.  The magnitude  of these  price  changes is  generally  greater for bonds with longer maturities.  When the average  maturity of the Fund's  portfolio is longer,  its share price may fluctuate more if interest rates change. Additionally,  the Fund can buy variable rate obligations. When interest rates fall, the yields of these securities  decline.  Callable  bonds the Fund buys are more likely to be called when interest  rates fall, and the Fund might then have to reinvest the proceeds of the callable instrument in other securities that have lower yields,  reducing its  income.  When  interest  rates  fall,  the  income  the  Fund  earns on its investments, and the Fund's distributions to shareholders, may decline. The Fund currently  focuses on longer term  securities to seek higher income.  Therefore, its share prices may fluctuate more when interest rates change.

Tobacco Settlement  Revenue Bonds.  Tobacco settlement revenue bonds are secured by an issuing state's  proportionate  share in the Master  Settlement  Agreement
("MSA"). The MSA is an agreement,  reached out of court in November 1998 between
46 states and nearly all the U.S. tobacco  manufacturers  (approximately  99% of the current  combined market share of tobacco  manufacturers).  The MSA provides for payments  annually by the  manufacturers to the states and  jurisdictions in perpetuity, in exchange for releasing all claims against the manufacturers and a pledge of no further litigation.  Tobacco manufacturers pay into a master escrow trust based on their market share, and each state receives a fixed percentage of the payment as set forth in the MSA.

A number of states have securitized the future flow of those payments by selling bonds  pursuant to  indentures,  some  through  distinct  governmental  entities created for such purpose.  The bonds are backed by the future  revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds,  and thus risk to the Fund, are highly dependent on the receipt of future settlement payments to the state or its governmental  entity, as well as several other factors.  The actual amount of future settlement payments,  therefore,  is dependent  on many  factors,  including,  but not  limited to,  annual  domestic
cigarette  shipments,   cigarette  consumption,   inflation  and  the  financial
capability of participating  tobacco  companies.  As a result,  payments made by tobacco  manufacturers  could be negatively  impacted if the decrease in tobacco consumption is significantly greater than the forecasted decline. A market share loss by the MSA companies to non-MSA  participating  tobacco manufacturers would also  cause a  downward  adjustment  in the  payment  amounts.  A  participating manufacturer filing for bankruptcy also could cause delays or reductions in bond payments.  The MSA itself has been subject to legal challenges and has, to date, withstood those challenges.

Borrowing for Leverage.  As a fundamental policy, the Fund can borrow from banks in amounts up to one-third of its total assets  (including the amount  borrowed)
less all liabilities and indebtedness other than borrowings.  It may also borrow up to 5% of its total assets for temporary purposes from any person. This use of
"leverage"  will subject the Fund to greater costs than funds that do not borrow for  leverage,  and may also make the  Fund's  share  price  more  sensitive  to interest rate changes.  The interest on borrowed  money is an expense that might reduce the Fund's yield. Risks of Using Derivative Investments. The Fund can use
derivatives to seek increased  returns or to try to hedge  investment  risks. In general  terms,  a derivative  investment is an investment  contract whose value depends on (or is derived from) the value of an underlying asset,  interest rate or index. Options, futures, "inverse floaters" and variable rate obligations are examples of derivatives the Fund may use.

If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on its investment. Also, the underlying security or investment on which the derivative is based,  and the derivative  itself,  may not perform the way the Manager expected it to perform. If that happens,  the Fund will get less income  than  expected  and its share price  could  decline.  To try to preserve capital, the Fund has limits on the amount of particular types of derivatives it can hold.  However,  using derivatives can increase the volatility of the Fund's share prices.  Also, some  derivatives may be illiquid,  making it difficult for the Fund to value them or sell them quickly at an acceptable price.

Inverse  Floaters  Have  Special  Risks.  Variable  rate bonds known as "inverse floaters" pay interest at rates that move in the opposite direction of yields on short-term bonds in response to market changes.  As interest rates rise, inverse floaters  produce  less  current  income,  and their  market  value  can  become volatile.  Inverse  floaters are a type of  "derivative  security."  Some have a
"cap," so that if  interest  rates  rise  above the  "cap,"  the  security  pays additional  interest income. If rates do not rise above the "cap," the Fund will have paid an  additional  amount for a feature that proves  worthless.  The Fund will not invest more than 20% of its total assets in inverse floaters.

HOW RISKY IS THE FUND OVERALL?  The risks described  above  collectively form the  overall  risk  profile  of the Fund,  and can  affect the value of the
Fund's investments,  its investment  performance,  and the prices of its shares.
Particular  investments and investment  strategies also entail risks. This means that you can lose money by investing  in the Fund.  When you redeem your shares, they may be  worth  more or less  than  what  you  paid  for  them.  There is no assurance that the Fund will achieve its investment objective.  The value of the
Fund's investments in municipal securities will change over time due to a number of factors. They include changes in general bond market movements, the change in value of particular  bonds or the income they pay because of an event  affecting the issuer,  or changes in interest  rates that can affect bond prices  overall.
These changes can affect the value of the Fund's  investments and its prices per share.  The Fund's  derivative  investments have additional risks that can cause fluctuations in the Fund's share prices. In the OppenheimerFunds  spectrum,  the
Fund is more  conservative  than some types of taxable bond funds,  such as high yield bond funds, but has greater risks than money market funds.

An  investment  in the Fund is not a deposit of any bank,  and is not insured or guaranteed by the Federal Deposit Insurance  Corporation or any other government agency.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of  investing in the
Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the last 10  calendar  years  and by  showing  how the  average annual total returns of the Fund's shares, both before and after taxes,  compare to those of a  broad-based  market index.  The  after-tax  returns for the other classes of shares will vary.

The after-tax returns are shown for Class A shares only and are calculated using the historical  highest  individual  federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.
In certain cases, the figure  representing  "Return After Taxes on Distributions and Sale of Fund  Shares"  may be higher than the other  return  figures for the same period.  A higher  after-tax return results when a capital loss occurs upon redemption  and  translates  into an assumed tax  deduction  that  benefits  the shareholder.  The after-tax returns are calculated based on certain  assumptions mandated by regulation and your actual  after-tax  returns may differ from those shown,  depending on your  individual tax situation.  The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the
Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)
[See  appendix to  prospectus  for data in bar chart  showing  the annual  total return]

Sales charges and taxes are not included in the  calculations  of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

For  the  period  from  1/1/04  through  6/30/04,  the  cumulative  return  (not annualized)  before taxes for Class A shares was 0.69%.  During the period shown in the bar  chart,  the  highest  return  (not  annualized)  before  taxes for a calendar  quarter was 8.58%  (1Qtr95)  and the lowest  return  (not  annualized)
before taxes for a calendar quarter was -6.51% (1Qtr94).

Average Annual Total Returns
for the periods ended

December 31, 2003              1 Year       5 Years       10 Years
                                                        (or life of class,
                                                         if less)

Class A Shares
  (inception 10/27/76)

Return Before Taxes          2.56%          3.05%            4.30%
Return After Taxes on
  Distributions              2.56%          3.03%            4.28%

Return After Taxes on
   Distributions and

   Sale of Fund Shares       3.54%          3.32%            4.41%

Lehman Brothers Municipal
Bond Index (reflects no
deduction for fees, expenses
or taxes)                    5.31%         5.83% 1          6.03% 1

Class B Shares
  (inception 3/16/93)        1.76%         2.93%            4.32%

Class C Shares
  (inception 8/29/95)       5.86%         3.27%             4.80%

1 From 12/31/92.

The Fund's average annual total returns include  applicable  sales charges:  for
Class A, the current  maximum  initial  sales charge of 4.75%;  for Class B, the contingent  deferred sales charge of 5% (1-year) and 2% (5-year);  and for Class
C, the 1% contingent deferred sales charge for the 1-year period.  Because Class
B  shares  convert  to  Class  A  shares  72  months  after  purchase,  Class  B
"life-of-class"  performance  does not include  any  contingent  deferred  sales charge and uses Class A performance for the period after conversion. The returns measure the performance of a hypothetical  account and assume that all dividends and capital gains  distributions  have been reinvested in additional shares. The performance  of the  Fund's  Class A  shares  is  compared  to  Lehman  Brothers
Municipal Bond Index,  an unmanaged  index of a broad range of investment  grade municipal bonds. The index performance includes  reinvestment of income but does not reflect  transaction costs, fees,  expenses or taxes. The Fund's investments vary from those in the index.

Fees and Expenses of the Fund

The following  tables are meant to help you understand the fees and expenses you may pay if you buy and hold  shares  of the Fund.  The Fund  pays a  variety  of expenses directly for management of its assets, administration,  distribution of its shares and other  services.  Those expenses are  subtracted  from the Fund's assets to  calculate  the Fund's net asset  values per share.  All  shareholders therefore  pay  those  expenses  indirectly.  Shareholders  pay  other  expenses directly,  such as sales charges and account  transaction  charges.  The numbers below are based on the Fund's  expenses  during  its fiscal  year ended July 31,
2004.

Shareholder Fees (charges paid directly from your investment):

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------------------------------------------------- ------------------- ------------------ -------------------
                                                    Class A Shares     Class B Shares      Class C Shares
------------------------------------------------- ------------------- ------------------ -------------------
------------------------------------------------- ------------------- ------------------ -------------------

Maximum Sales Charge (Load) on purchases                4.75%               None                None
(as % of offering price)

------------------------------------------------- ------------------- ------------------ -------------------
------------------------------------------------- ------------------- ------------------ -------------------
Maximum Deferred Sales Charge (Load)
(as % of the lower of the original offering             None1                5%2                1%3
price or redemption proceeds)
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Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

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------------------------------------------------- ------------------ ------------------- ------------------
                                                   Class A Shares      Class B Shares     Class C Shares
------------------------------------------------- ------------------ ------------------- ------------------
------------------------------------------------- ------------------ ------------------- ------------------
Management Fees                                         0.53%              0.53%               0.53%
------------------------------------------------- ------------------ ------------------- ------------------
------------------------------------------------- ------------------ ------------------- ------------------
Distribution and/or Service (12b-1) Fees                0.23%              1.00%               1.00%
------------------------------------------------- ------------------ ------------------- ------------------
------------------------------------------------- ------------------ ------------------- ------------------

Other Expenses                                          0.16%              0.16%               0.17%

------------------------------------------------- ------------------ ------------------- ------------------
------------------------------------------------- ------------------ ------------------- ------------------

Total Annual Operating Expenses                         0.92%              1.69%               1.70%

------------------------------------------------- ------------------ ------------------- ------------------

Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial  fees,  and  accounting  and legal  expenses  that the Fund pays.  The transfer agent has made a voluntary undertaking to the Fund to limit its fees to
0.35% of  average  daily  net  assets  per  fiscal  year for all  classes.  That undertaking may be amended or withdrawn at any time. The "Other Expenses" in the table  represent the expenses  incurred  during the prior fiscal year;  transfer agent fees did not exceed the expense limitation described above.

1. A contingent deferred sales charge may apply to redemptions of investments of
$1 million or more of Class A shares. See "How to Buy Shares" for details.

2. Applies to redemptions in first year after purchase.  The contingent deferred sales charge  gradually  declines  from 5% to 1% in years one through six and is eliminated after that.

3. Applies to shares redeemed within 12 months of purchase.

EXAMPLES.  The  following  examples are intended to help you compare the cost of investing  in the Fund with the cost of investing  in other  mutual  funds.  The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated, and reinvest your dividends and distributions.

     The first example  assumes that you redeem all of your shares at the end of those  periods.  The second  example  assumes  that you keep your  shares.  Both examples also assume that your investment has a 5% return each year and that the class's  operating  expenses remain the same. Your actual costs may be higher or lower because  expenses  will vary over time.  Based on these  assumptions  your expenses would be as follows:

---------------------------------- --------------------- -------------------- ------------------- -------------------

     If shares are redeemed:              1 Year               3 Years             5 Years             10 Years

---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class A Shares                             $564                 $754                 $960               $1,553

---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class B Shares                             $672                 $833                $1,118             $1,6051

---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class C Shares                             $273                 $536                 $923               $2,009

---------------------------------- --------------------- -------------------- ------------------- -------------------

---------------------------------- --------------------- -------------------- ------------------- -------------------

   If shares are not redeemed:            1 Year               3 Years             5 Years             10 Years

---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class A Shares                             $564                 $754                 $960               $1,553

---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class B Shares                             $172                 $533                 $918              $1,6051

---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class C Shares                             $173                 $536                 $923               $2,009

---------------------------------- --------------------- -------------------- ------------------- -------------------

In the first example,  expenses include the initial sales charge for Class A and the applicable  Class B and Class C contingent  deferred  sales charges.  In the second example,  the Class A expenses include the sales charge,  but Class B and
Class C expenses do not include contingent deferred sales charges.

1. Class B expenses  for years 7 through 10 are based on Class A expenses  since
Class B shares automatically convert to Class A shares 72 months after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS. The allocation of the Fund's portfolio among  different  types of investments  will vary over time based upon the  Manager's  evaluation  of economic and market  trends.  Under normal market conditions,  the  Fund  attempts  to  invest  100% of its  assets  in  municipal securities.  As a fundamental  policy,  the Fund invests at least 80% of its net assets (plus borrowings for investment  purposes) in municipal  securities.  The
Fund's  portfolio  might  not  always  include  all of the  different  types  of investments described below.

     The  Manager  tries to reduce  risks by  carefully  researching  securities before they are  purchased.  The Fund  attempts to reduce its exposure to market risks by  diversifying  its  investments,  that is, by not holding a substantial amount  of  securities  of any  one  issuer  and by not  investing  too  great a percentage  of the  Fund's  assets in any one  issuer.  However,  changes in the overall market prices of municipal  securities and the income they pay can occur at any time.  The yield and share price of the Fund will  change  daily based on changes  in  interest  rates and market  conditions,  and in  response  to other economic events. The Statement of Additional  Information contains more detailed information about the Fund's investment policies and risks.

MUNICIPAL  SECURITIES.  The Fund  buys  municipal  bonds and  notes,  tax-exempt commercial paper,  certificates of participation in municipal leases,  and other debt  obligations.  These debt obligations are issued by state  governments,  as well as their political  subdivisions (such as cities, towns and counties),  and their agencies and authorities.  The Fund can also buy securities  issued by the
District of Columbia,  any  commonwealths,  territories  or  possessions  of the
United States, or their respective  agencies,  instrumentalities or authorities, if the interest paid on the security is not subject to federal individual income tax (in the  opinion of bond  counsel to the issuer at the time the  security is issued).

What is a Municipal Security?

A municipal security is essentially a loan by the buyer to the issuer of the security. The issuer promises to pay back the principal amount of the loan and normally pays interest exempt from federal individual income tax.

     Municipal  securities  are issued to raise money for a variety of public or private  purposes,  including  financing state or local  governments,  financing specific  projects or public  facilities.  The Fund can buy both  long-term  and short-term  municipal  securities.  Long-term securities have a maturity of more than one  year.  The Fund  currently  focuses  on  longer-term  securities  with maturities between 5 and 30 years when issued, to seek higher income.

The Fund can buy municipal securities that are "general obligations," secured by the issuer's  pledge of its full faith,  credit and taxing power for the payment of principal and interest. Some debt securities,  such as zero coupon securities may be subject to calls by the issuer to redeem the debt or to prepayment  prior to their stated maturity.  The Fund can also buy "revenue  obligations," payable only  from  the  revenues  derived  from  a  particular  facility  or  class  of facilities,  or a specific excise tax or other revenue source.

o  Municipal  Lease  Obligations.  Municipal  leases are used by state and local governments to obtain funds to acquire land,  equipment or facilities.  The Fund can invest in  certificates  of  participation  that  represent a  proportionate interest in payments made under  municipal  lease  obligations.  Most  municipal leases, while secured by the leased property, are not general obligations of the issuing municipality. They often contain "non-appropriation" clauses under which the municipal government has no obligation to make lease or installment payments in  future  years  unless  money  is  appropriated  on a  yearly  basis.  If the government  stops making  payments or  transfers  its payment  obligations  to a private entity,  the obligation  could lose value or become taxable.  Some lease obligations might not have an active trading market, making it difficult for the
Fund to sell them quickly at an acceptable price.

Ratings of Municipal  Securities the Fund Buys. Most of the municipal securities the Fund buys are "investment grade" at the time of purchase.  The Fund does not invest more than 25% of its total  assets in  municipal  securities  that at the time of purchase are not  "investment-grade."  The Fund can invest in securities rated as low as "C" or "D" or which may be in  default at the time the Fund buys them.  While securities rated "Baa" by Moody's or "BBB" by Standard & Poor's are considered  "investment  grade,"  they  have some  speculative  characteristics.
"Investment  grade"  securities  are those rated within the four highest  rating categories  of  Moody's,  Standard  &  Poor's  or Fitch  or  another  nationally recognized rating organization,  or (if unrated) are judged by the Manager to be comparable to rated investment grade securities. Rating categories are described in the  Statement  of  Additional  Information.  A reduction  in the rating of a security  after  the Fund  buys it will not  automatically  require  the Fund to dispose of that security. However, the Manager will evaluate those securities to determine whether to keep them in the Fund's portfolio.

The Manager may rely to some extent on credit  ratings by nationally  recognized rating  agencies in evaluating  the credit risk of  securities  selected for the
Fund's  portfolio.  It may also use its own research and analysis.  Many factors affect an issuer's  ability to make timely  payments,  and the credit risks of a particular security may change over time.

Floating Rate/Variable Rate Obligations. Some municipal securities have variable or floating  interest  rates.  Variable rates are adjustable at stated  periodic intervals.  Floating rates are automatically  adjusted  according to a specified market rate for such investments,  such as the percentage of the prime rate of a bank, or the 91-day U.S. Treasury Bill rate. These obligations may be secured by bank letters of credit or other credit support arrangements.

CAN THE FUND'S  INVESTMENT  OBJECTIVE AND POLICIES  CHANGE?  The Fund's Board of
Trustees  can change  non-fundamental  policies  without  shareholder  approval, although significant changes will be described in amendments to this Prospectus.
Fundamental policies cannot be changed without the approval of a majority of the
Fund's  outstanding  voting  shares.  The  Fund's  investment   objective  is  a
fundamental policy. Other investment  restrictions that are fundamental policies are listed in the Statement of Additional  Information.  An investment policy or technique  is  not  fundamental  unless  this  Prospectus  or the  Statement  of
Additional Information says that it is.

OTHER INVESTMENT  STRATEGIES.  To seek its objective,  the Fund can also use the investment  techniques and strategies described below. The Fund might not always use all of them.  These  techniques  involve risks although some are designed to help reduce overall investment risks.

Other  Derivatives.  The Fund  can  invest  in  derivative  securities  that pay interest  that depends on the change in value of an underlying  asset,  interest rate or index.  Options  and  futures  (discussed  below) are also  examples  of derivatives. The Fund may use derivatives to seek increased returns or to try to hedge investment  risks.  Examples of external  pricing  mechanisms are interest
rate  swaps,   municipal  bond  indices  or  swap  indices.

Puts and Stand-By  Commitments.  The Fund can acquire "stand-by  commitments" or
"puts" with respect to municipal securities.  The Fund obtains the right to sell specified  securities at a set price on demand to the issuing  broker-dealer  or bank. However, this feature may result in a lower interest rate on the security.
The Fund  acquires  stand-by  commitments  or puts  solely to enhance  portfolio liquidity.

"When-Issued"  and  "Delayed  Delivery"  Transactions.  The  Fund  can  purchase municipal  securities  on a  "when-issued"  basis and can  purchase or sell such securities on a "delayed  delivery" basis.  Between the purchase and settlement, no payment is made for the  security  and no interest  accrues to the buyer from the investment. There is a risk of loss to the Fund if the value of the security declines prior to the settlement date.

Borrowing  for  Investment  Leverage.  The Fund  can  borrow  money to  purchase additional  securities,  a technique referred to as "leverage." As a fundamental policy,  the Fund's borrowing for investment  purposes must be from banks and is limited to not more than 331/3% of the Fund's total assets.

Illiquid  Securities.  Investments  may be illiquid  because they do not have an active  trading  market,  making it  difficult  to value them or dispose of them promptly at an acceptable  price.  The Fund will not invest more than 10% of its net assets in illiquid  securities.  The Manager  monitors  holdings of illiquid securities  on an ongoing  basis to  determine  whether to sell any  holdings to maintain  adequate  liquidity.  The  Fund  cannot  buy  a  security  that  has a restriction on its resale.

Hedging.  The Fund can buy and sell futures contracts,  put and call options, or enter into interest rate swap agreements.  These are all referred to as "hedging instruments."  The  Fund  does  not  use  hedging  instruments  for  speculative purposes,  and has  limits  on the use of them.  The Fund  does not use  hedging instruments  to a substantial  degree and is not required to use them in seeking its objective.  Hedging involves risks. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly,  the hedge might fail and the strategy could reduce the Fund's returns. The Fund could also experience losses if the prices of its futures and options  positions  were not  correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.

Portfolio Turnover.  The Fund may engage in short-term trading to try to achieve its objective.  While portfolio  turnover can affect  transaction costs the Fund pays,  in most  cases  the  Fund  does  not pay  brokerage  commissions  on debt securities  it buys.  If the  Fund  realizes  capital  gains  when it sells  its portfolio  investments,  it generally must pay those gains out to  shareholders, increasing their taxable  distributions.  Increased  portfolio  turnover creates
higher   brokerage  and   transaction   costs  for  the  Fund  (and  may  reduce
performance). The Financial Highlights table at the end of this Prospectus shows the Fund's portfolio turnover rates during recent prior fiscal years.

Temporary  Defensive  and Interim  Investments.  In times of adverse or unstable market, political or economic conditions,  the Fund can invest up to 100% of its total assets in temporary  defensive  investments that are inconsistent with the
Fund's  principal  investment  strategies.  Generally  they would be  short-term municipal  securities but could be U.S.  government  securities or  highly-rated corporate debt securities.  The income from some temporary defensive investments may not be  tax-exempt,  and therefore  when making those  investments  the Fund might  not  achieve  its  objective.  The  Fund  may  also  hold  cash  and cash equivalents  pending the  investment of proceeds from the sale of Fund shares or portfolio securities, or to meet anticipated redemptions of Fund shares.

How the Fund is Managed

THE  MANAGER.  The  Manager  chooses  the Fund's  investments  and  handles  its day-to-day business. The Manager carries out its duties, subject to the policies established  by the  Fund's  Board of  Trustees,  under an  investment  advisory agreement  that states the Manager's  responsibilities.  The agreement  sets the fees the Fund pays to the Manager and  describes  the expenses  that the Fund is responsible to pay to conduct its business.

     The Manager has been an investment  advisor since 1960. The Manager and its subsidiaries and controlled  affiliates managed more than $155 billion in assets as of June 30, 2004,  including other Oppenheimer funds with more than 7 million shareholder accounts.  The Manager is located at Two World Financial Center, 225
Liberty Street,  11th Floor, New York, NY 10281-1008.

Portfolio Manager. Since July 1, 2002, the

Fund has been  managed  by a  portfolio  management  team  comprised  of  Ronald
Fielding  and  other  investment   professionals  selected  from  the  Manager's
Rochester Division.  This portfolio management team is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Fielding is a Senior Vice
President of the Manager  (since January 1996) and a Vice President of the Fund.
Mr. Fielding serves in a similar capacity for other Oppenheimer funds.

Advisory  Fees.  Under  the  investment  advisory  agreement,  the Fund pays the
Manager an advisory  fee at an annual rate which  declines as the Fund's  assets grow: 0.60% of the first $200 million of average annual net assets, 0.55% of the next  $100  million,  0.50% of the next  $200  million,  0.45% of the next  $250 million,  0.40% of the next $250 million, and 0.35% of average annual net assets over $1 billion.  The Fund's  management fee for its last fiscal year ended July
31, 2004, was 0.53% of average annual net assets for each class of shares.

Pending  Litigation.  Three law suits have been filed as putative derivative and class action against the Fund's  investment  Manager,  Distributor  and Transfer
Agent,  some of the  Oppenheimer  fund,  including  the  Fund and  Directors  or
Trustees of some of those funds. The complaints  allege that the Manager charged excessive fees for distribution  and other costs,  improperly used assets of the funds  in the form of  directed  brokerage  commissions  and  12b-1  fees to pay brokers to promote sales of Oppenheimer  funds, and failed to properly  disclose the use of fund assets to make those  payments in  violation  of the  Investment
Company Act and the  Investment  Advisers Act of 1940.  The  complaints  further allege that by permitting and/or  participating in those actions,  the defendant
Directors  breached  their  fiduciary  duties  to fund  shareholders  under  the
Investment  Company Act and at common law.  Those law suits were filed on August
31, 2004, September 3, 2004, and September 14, 2004, respectively,  in the U. S.
District  Court for the  Southern  District  of New York.  The  complaints  seek
unspecified  compensatory  and  punitive  damages,   rescission  of  the  funds'
investment advisory agreements,  an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

The Manager and the  Distributor  believe the claims asserted in these law suits to be without merit, and intend to defend the suits vigorously.  The Manager and the  Distributor  do not believe  that the pending  actions are likely to have a material  adverse  effect  on the  Fund or on their  ability  to  perform  their respective investment advisory or distribution agreements with the Fund.

ABOUT your account

How to Buy Shares

You can buy shares  several ways, as described  below.  The Fund's  Distributor,
OppenheimerFunds  Distributor,  Inc.,  may  appoint  servicing  agents to accept purchase (and redemption) orders. The Distributor,  in its sole discretion,  may reject any purchase  order for the Fund's  shares.  Buying  Shares  Through Your
Dealer. You can

buy shares through any dealer,  broker or financial institution that has a sales agreement  with the  Distributor.  Your  dealer  will  place your order with the
Distributor on your behalf. A broker or dealer may charge for that service.

 Buying Shares Through the  Distributor.  Complete an  OppenheimerFunds
 New  Account  Application  and  return  it  with a  check  payable  to
 "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
 Colorado  80217.  If you don't list a dealer on the  application,  the
 Distributor will act as your agent in buying the shares.  However,  we recommend that you discuss your  investment  with a financial  advisor before you make a purchase to be sure that the Fund is appropriate for you.

 Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal  Funds  wire.  The  minimum  investment  is
 $2,500.  Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.

 Buying Shares Through OppenheimerFunds  AccountLink. With AccountLink,
 you pay for  shares  by  electronic  funds  transfers  from  your bank account.  Shares are purchased for your account by a transfer of money from your bank  account  through the  Automated  Clearing  House (ACH)
 system.  You can provide those  instructions  automatically,  under an
 Asset  Builder Plan,  described  below,  or by telephone  instructions using OppenheimerFunds  PhoneLink,  also described below. Please refer to "AccountLink," below for more details.  Buying Shares Through Asset
 Builder Plans. You may purchase shares of the Fund  automatically each month from your account at a bank or other financial institution under an Asset  Builder  Plan  with  AccountLink.  Details  are in the Asset
 Builder Application and the Statement of Additional Information.

 WHAT IS THE MINIMUM  AMOUNT YOU MUST INVEST?  In most cases,  you can buy Fund shares with a minimum  initial  investment of $1,000 and make  additional  investments  at any time  with as little as
 $50.  There are reduced  minimums  available  under the following special investment plans:

               o By using an  Asset  Builder  Plan or  Automatic  Exchange  Plan
               (details are in the  Statement  of  Additional  Information),  or
               government  allotment plan, you can make  subsequent  investments
               (after  making the initial  investment  of $500) for as little as
               $50. For any type of account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.

               The minimum investment  requirement does not apply to reinvesting dividends  from the Fund or  other  Oppenheimer  funds (a list of them appears in the Statement of Additional  Information,  or you can ask your dealer or call the Transfer  Agent),  or reinvesting
               distributions   from  unit  investment   trusts  that  have  made
               arrangements with the Distributor.

               AT WHAT PRICE ARE SHARES SOLD?  Shares are sold at their offering price  which is the net asset  value per share  plus any  initial sales charge that applies.  The offering  price that applies to a purchase order is based on the next  calculation of the net asset value per share that is made after the  Distributor  receives the purchase  order at its  offices in  Colorado,  or after any agent appointed by the Distributor receives the order.

               Net Asset Value.  The Fund calculates the net asset value of each class of shares as of the  close of The New York  Stock  Exchange
               ("the  Exchange"),  on each day the  Exchange is open for trading
               (referred to in this Prospectus as a "regular business day"). The
               Exchange  normally  closes at 4:00 P.M.,  Eastern  time,  but may close  earlier  on  some  days.  All  references  to time in this
               Prospectus mean "Eastern time."

               The net asset value per share for a class of shares on a "regular business  day" is  determined by dividing the value of the Fund's net assets  attributable to that class by the number of shares of that  class  outstanding  on that  day.  To  determine  net asset values,  the Fund  assets  are valued  primarily  on the basis of current market  quotations.  If market quotations are not readily available or do not accurately  reflect fair value for a security
               (in the  Manager's  judgment) or if a  security's  value has been materially  affected by events  occurring  after the close of the exchange or market on which the security is  principally  traded, that  security may be valued by another  method that the Board of
               Directors/Trustees believes accurately reflects the fair value.

               The Board has adopted  valuation  procedures for the Fund and has
               delegated   the   day-to-day   responsibility   for  fair   value
               determinations to the Manager's Valuation  Committee.  Fair value determinations by the Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair  valuations are determined.  In determining  whether current market prices are readily  available  and  reliable,  the Manager monitors the  information  it receives in the ordinary  course of its investment management responsibilities for significant events that it believes  in good faith will affect the market  prices of the  securities  of issuers  held by the Fund.  Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange  during the trading day) or events  affecting  securities  markets  (for  example,  a foreign  securities  market  closes  early  because  of a natural disaster).

               If, after the close of the  principal  market on which a security held by the Fund is traded  and  before  the time as of which the
               Fund's net asset values are  calculated  that day, a  significant event  occurs  that the  Manager  learns of and  believes  in the exercise  of its  judgment  will cause a  material  change in the value of that  security from the closing price of the security on the principal market on which it is traded,  the Manager will use its best judgment to determine a fair value for that security.

               The  Manager  believes  that  foreign  securities  values  may be affected by volatility  that occurs in U.S.  markets on a trading day after the close of foreign securities markets.  The Manager's fair valuation  procedures  therefore include a procedure whereby foreign  securities  prices  may be "fair  valued"  to take those factors into account.

               The  Offering   Price.  To  receive  the  offering  price  for  a
               particular  day, in most cases the  Distributor or its designated agent must  receive  your order by the time the  Exchange  closes that day. If your order is received on a day when the Exchange is closed or after it has  closed,  the order will  receive the next offering  price that is determined  after your order is received.
               Buying Through a Dealer. If you buy shares through a dealer, your dealer must  receive the order by the close of the  Exchange  and transmit it to the  Distributor so that it is received before the
               Distributor's  close  of  business  on  a  regular  business  day
               (normally 5:00 P.M.) to receive that day's offering price, unless
               your   dealer  has  made   alternative   arrangements   with  the
               Distributor.  Otherwise, the order will receive the next offering price that is determined.

               WHAT  CLASSES  OF SHARES  DOES THE FUND  OFFER?  The Fund  offers investors  three  different  classes  of  shares.  The  different classes of shares represent  investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices.  When you buy shares, be sure to  specify  the  class of  shares.  If you do not  choose a class, your investment will be made in Class A shares.

Class A  Shares.  If you  buy  Class  A  shares,  you pay an initial sales charge (on investments up to $1 million).  The amount  of that  sales  charge  will vary  depending  on the amount you invest. The sales charge rates are listed in "How
Can You Buy Class A Shares?" below.

Class B Shares.  If you buy Class B shares,  you pay no sales charge at the time of purchase,  but you will pay an annual  asset-based  sales charge. If you sell your shares  within 6 years of buying them,  you will  normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares,  as described in "How Can You Buy Class B Shares?"
below.

Class C Shares.  If you buy Class C shares,  you pay no sales charge at the time of purchase,  but you will pay an annual  asset-based  sales charge. If you sell your shares within 12 months of buying them,  you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?"
below.

WHICH  CLASS OF SHARES  SHOULD YOU  CHOOSE?  Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your  investment.  If your  goals  and  objectives change  over  time  and you  plan to  purchase  additional  shares,  you  should re-evaluate those factors to see if you should consider another class of shares.
The Fund's operating costs that apply to a class of shares and the effect of the different  types of sales charges on your  investment  will vary your investment results over time.

     The  discussion  below  is  not  intended  to  be  investment  advice  or a recommendation,  because each investor's financial considerations are different.
The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course,  these examples are based on  approximations  of the effects of current  sales  charges and expenses projected over time, and do not detail all of the  considerations in selecting a class of shares.  You should analyze your options  carefully with your financial advisor  before  making  that  choice.

     How Long Do You  Expect to Hold Your  Investment?  While  future  financial needs cannot be predicted  with  certainty,  knowing how long you expect to hold your investment will assist you in selecting the appropriate  class of shares.  Because of the effect of  class-based  expenses,  your choice will also depend on how much you plan to invest. For example,  the reduced sales charges  available  for larger  purchases of Class A shares may, over time, offset  the effect of paying an initial  sales  charge on your  investment, compared to the effect over time of higher  class-based  expenses on shares of Class B or Class C.

o  Investing  for the  Shorter  Term.  While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your  shares for not more than six  years),  you should most likely invest in Class A or Class C shares rather than Class B shares.  That is because of the  effect of the Class B  contingent  deferred  sales  charge if you redeem within six years, as well as the effect of the Class B asset-based  sales charge on the investment return for that class in the short-term.  Class C shares might be the  appropriate  choice  (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares,  and the  contingent deferred  sales charge does not apply to amounts you sell after holding them one year.

However,  if you plan to invest more than $100,000 for the shorter term, then as your investment  horizon increases toward six years, Class C shares might not be as advantageous as Class A shares.  That is because the annual asset-based sales charge on Class C shares  will have a greater  impact on your  account  over the longer  term than the  reduced  front-end  sales  charge  available  for  larger purchases of Class A shares.

If you invest $1 million or more,  in most cases Class A shares will be the most advantageous  choice,  no matter  how long you intend to hold your  shares.  The
Distributor  will not accept  purchase  orders of  $100,000  or more for Class B shares or $1 million or more of Class C shares from a single  investor.  Dealers or other  financial  intermediaries  purchasing  shares for their  customers  in omnibus accounts are responsible for compliance with those limits.

Investing for the Longer Term.  If you are investing  less than $100,000 for the longer-term,  for  example for  retirement,  and do not expect to need access to your money for seven  years or more,  Class B shares may be  appropriate.

     Are There  Differences in Account Features That Matter to You? Some account features may not be available  to Class B and Class C  shareholders.  Other features  may not be  advisable  (because  of the effect of the  contingent deferred sales charge) for Class B and Class C shareholders. Therefore, you should carefully review how you plan to use your investment  account before deciding which class of shares to buy.

Additionally,  the dividends payable to Class B and Class C shareholders will be reduced by the additional  expenses borne by those classes that are not borne by
Class A  shares,  such as the  Class B and  Class  C  asset-based  sales  charge
described  below  and  in  the  Statement  of  Additional   Information.   Also,
checkwriting is not available on accounts subject to a contingent deferred sales charge.

How Do Share Classes  Affect  Payments to Your Broker?  A financial  advisor may receive different  compensation for selling one class of shares than for selling another  class.  It is important to remember that Class B and Class C contingent deferred  sales charges and  asset-based  sales charges have the same purpose as the  front-end  sales  charge  on sales of Class A  shares:  to  compensate  the
Distributor  for  concessions  and  expenses  it pays to dealers  and  financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to  securities  dealers or financial  institutions  based upon  the  value  of  shares  of the  Fund  owned  by the  dealer  or  financial institution for its own account or for its customers.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases,  described  below,  purchases are not subject to an initial sales charge, and the  offering  price will be the net asset value.  In other  cases,  reduced sales  charges may be  available,  as  described  below or in the  Statement  of
Additional Information.  Out of the amount you invest, the Fund receives the net asset value to invest for your account.

     The sales charge varies depending on the amount of your purchase. A portion of the sales  charge may be retained by the  Distributor  or  allocated  to your dealer as concession.  The Distributor  reserves the right to reallow the entire concession to dealers.  The current sales charge rates and  concessions  paid to dealers and brokers are as follows:

-------------------------------------------------------------------------------------------------------------------
Amount of Purchase                             Front-End Sales   Front-End Sales   Concession As
                                               Charge As a       Charge As a       Percentage of
                                               Percentage of     Percentage of     Offering Price
                                               Offering Price    Net Amount
                                                                Invested
-------------------------------------------------------------------------------------------------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  Less than $50,000                             4.75%            4.98%                     4.00%
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $50,000 or more but                           4.50%           4.71%                     4.00%
  less than $100,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $100,000 or more but                          3.50%           3.63%                     3.00%
  less than $250,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $250,000 or more but                          2.50%           2.56%                     2.25%
  less than $500,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $500,000 or more but                          2.00%           2.04%                     1.80%
  less than $1 million
  ------------------------------------ ------------------------ ------------------------- -------------------------

 SPECIAL SALES CHARGE  ARRANGEMENTS AND WAIVERS.  Appendix C to the Statement
of Additional Information details the conditions for the waiver of sales charges that apply in certain  cases and the special  sales  charge  rates that apply to purchases of shares of the Fund by certain groups,  or in other special types of transactions.  To receive a waiver or special sales charge rate, you must advise the  Distributor  when  purchasing  shares or the Transfer  Agent when redeeming shares that a special condition applies.

Can You Reduce Class A Sales Charges? You and your spouse may be eligible to buy
Class A shares of the Fund at reduced  sales charge rates set forth in the table above under the Fund's "Right of Accumulation" or a "Letter of Intent." The Fund
reserves the right to modify or to cease offering these programs at any time.

o Right of Accumulation.  To reduce the Class A front-end sales charge under the rates in the table  above  that  apply to larger  purchases,  you can add to the amount of your current purchase the value of investments currently being made by you and your spouse (or  previously  made by you and your spouse and still held)
in Class A and Class B shares of the Fund and other Oppenheimer funds (a list is in the  Statement  of  Additional  Information  under  "How to Buy  Shares - The
Oppenheimer  Funds").  You may not include Class A shares of  Oppenheimer  Money
Market Fund, Inc. or Oppenheimer  Cash Reserves on which you did not pay a sales charge for this purpose. In totaling your holdings, you may count shares held in your individual  accounts (including IRAs and 403(b) plans), your joint accounts with your spouse,  or accounts you or your spouse hold as trustees or custodians on behalf of your  children  who are minors.  A  fiduciary  can count all shares purchased for a trust,  estate or other fiduciary  account  (including  employee benefit plans for the same employer) that has multiple accounts.  To qualify for this Right of Accumulation,  if you are buying shares directly from the Fund you must inform the Fund's  Distributor of your eligibility and holdings at the time of your purchase.  If you are buying shares through your financial  intermediary you  must  notify  your  intermediary  of your  eligibility  for  this  Right of
Accumulation at the time of your purchase.

To  count  shares  of  eligible  Oppenheimer  funds  held in  accounts  at other intermediaries under this Right of Accumulation, you may be requested to provide the  Distributor  or your  current  intermediary  (depending  on the way you are buying  your  shares) a copy of each  account  statement  showing  your  current holdings of the Fund or other eligible  Oppenheimer funds,  including statements for  accounts  held by you and your  spouse or in  retirement  plans or trust or custodial  accounts for minor children as described  above.  The  Distributor or intermediary  through  which you are buying shares will combine the value of all your eligible  Oppenheimer fund accounts based on the current offering price per share to determine what Class A sales charge  breakpoints you may qualify for on your current purchase.

o Letters of Intent.  You may also reduce the Class A front-end  sales charge on current  purchases  of shares of the Fund under the rates in the table  above by submitting  a Letter  of  Intent  to the  Distributor.  A Letter  of Intent is a
written statement of your intention to purchase Class A and/or Class B shares of the Fund (and other Oppenheimer funds except Class A shares of Oppenheimer Money
Market Fund and  Oppenheimer  Cash Reserves) over a 13-month  period.  The total amount of your intended  purchases of Class A and Class B shares will  determine the  reduced  sales  charge  rate that will  apply to Class A shares of the Fund purchased  during  that  period.  You can include  purchases  made up to 90 days before the date of the Letter.  Submitting  a Letter of Intent does not obligate you to purchase the specified amount of shares.  You can also apply the Right of
Accumulation to these purchases.

     If you do not complete the Letter of Intent, the front-end sales charge you paid on your purchases will be  recalculated to reflect the actual value of shares you  purchased.  A certain  portion of your  shares  will be held in escrow by the Fund's Transfer Agent for this purpose.  Please refer to "How to Buy Shares - Letters of Intent" in the Fund's  Statement  of  Additional
     Information for more complete information.

Other  Special  Sales  Charge  Arrangements  and  Waivers.   The  Fund  and  the
Distributor  offer other  opportunities to purchase shares without  front-end or contingent  deferred sales charges under the programs  described below. The Fund reserves the right to amend or  discontinue  these  programs at any time without prior notice.

o Dividend  Reinvestment.  Dividends and/or capital gains distributions received by a shareholder from the Fund may be reinvested in shares of the Fund or any of the other  Oppenheimer  funds without  sales charge,  at the net asset value per share in effect on the  payable  date.  You must  notify the  Transfer  Agent in writing  to elect  this  option  and must have an  existing  account in the fund selected for reinvestment.

o Exchanges of Shares. Shares of the Fund may be exchanged for shares of certain other  Oppenheimer  funds at net asset value per share at the time of  exchange, without  sales  charge,  and shares of the Fund can be  purchased by exchange of shares of certain  other  Oppenheimer  funds on the same basis.  Please refer to
"How to Exchange  Shares" in this  Prospectus and in the Statement of Additional
Information for more details,  including a discussion of  circumstances in which sales charges may apply on exchanges.

o Reinvestment  Privilege.  Within six months of a redemption of certain Class A and Class B shares, the proceeds may be reinvested in Class A shares of the Fund without sales charge.  This  privilege  applies to redemptions of Class A shares that were  subject to an initial  sales charge or Class A or Class B shares that were subject to a contingent  deferred sales charge when redeemed.  The investor must ask the Transfer Agent for that privilege at the time of  reinvestment  and must identify the account from which the redemption was made.

o Other  Special  Reductions  and Waivers.  The Fund and the  Distributor  offer additional  arrangements  to reduce or eliminate  front-end  sales charges or to waive  contingent  deferred sales charges for certain types of transactions  and for certain  classes of  investors  (primarily  retirement  plans that  purchase shares in special  programs  through the  Distributor).  These are  described in greater detail in Appendix C to the Statement of Additional  Information,  which is also available on the OppenheimerFunds  website, at  www.oppenheimerfunds.com
(under the hyperlinks "Access Accounts and Services - Investor Service Center").
To receive a waiver or special  sales  charge  rate under  these  programs,  the purchaser must notify the Distributor (or other financial  intermediary  through which shares are being purchased) at the time of purchase or notify the Transfer
Agent  with at the time of  redeeming  shares  for those  waivers  that apply to contingent deferred sales charges.

Class A Contingent  Deferred  Sales Charge.  There is no initial sales charge on purchases  of  Class  A  shares  of any one or  more  of the  Oppenheimer  funds aggregating  $1  million  or  more.  The  Distributor  pays  dealers  of  record concessions  in an amount  equal to 0.50% of  purchases  of $1  million  or more
(other than purchases by retirement plans, which are not permitted in the Fund).
That concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

If you redeem any of those shares within an 18 month "holding  period"  measured from  the  beginning  of the  calendar  month of their  purchase,  a  contingent deferred  sales charge  (called the "Class A contingent  deferred sales charge")
may be deducted from the redemption proceeds. That sales charge will be equal to
1.0% of the lesser of:

o the aggregate net asset value of the redeemed shares at the time of redemption
(excluding  shares  purchased  by  reinvestment  of  dividends  or capital  gain distributions); or

o the original net asset value of the redeemed shares.

The Class A  contingent  deferred  sales  charge  will not exceed the  aggregate amount of the concessions  the Distributor  paid to your dealer on all purchases of Class A shares of all  Oppenheimer  funds you made that were  subject  to the
Class A contingent deferred sales charge.

HOW CAN YOU BUY CLASS B SHARES?  Class B shares are sold at net asset  value per share without an initial sales charge.  However,  if Class B shares are redeemed within six years from the beginning of the calendar month of their  purchase,  a contingent deferred sales charge will be deducted from the redemption  proceeds.
The  Class  B  contingent  deferred  sales  charge  is paid  to  compensate  the
Distributor for its expenses of providing  distribution-related  services to the
Fund in connection with the sale of Class B shares.

The amount of the contingent  deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed,  according to the following  schedule for the Class B  contingent  deferred  sales charge  holding period:

----------------------------------------------------------- ---------------------------------------------------------

Years Since Beginning of Month in Which Purchase Order      Contingent Deferred Sales Charge on Redemptions in That
was Accepted                                                Year (As % of Amount Subject to Charge)

----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
0 - 1                                                       5.0%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
1 - 2                                                       4.0%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
2 - 3                                                       3.0%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
3 - 4                                                       3.0%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
4 - 5                                                       2.0%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
5 - 6                                                       1.0%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
More than 6                                                 None
----------------------------------------------------------- ---------------------------------------------------------

In the table, a "year" is a 12-month period. In applying the contingent deferred sales  charge,  all  purchases  are  considered  to have  been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically  convert to
Class A shares 72 months  after  you  purchase  them.  This  conversion  feature relieves Class B shareholders  of the  asset-based  sales charge that applies to
Class B shares under the Class B Distribution and Service Plan, described below.
The conversion is based on the relative net asset value of the two classes,  and no sales load or other charge is imposed.  When any Class B shares that you hold convert,  any other Class B shares that were acquired by  reinvesting  dividends and  distributions  on the converted shares will also convert to Class A shares.
For further information on the conversion feature and its tax implications,  see
"Class B Conversion" in the Statement of Additional Information.

How Can you Buy Class C Shares?  Class C shares are sold at net asset  value per share without an initial sales charge.  However,  if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the  Distributor  for its expenses of providing  distribution-related services to the Fund in connection with the sale of Class C shares.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares.  It reimburses the  Distributor  for a portion of its costs incurred for services  provided to accounts that hold Class A shares.  Reimbursement  is made quarterly  at an annual rate of up to 0.25% of the average  annual net assets of
Class A shares of the Fund. The Distributor  currently uses all of those fees to pay dealers,  brokers,  banks and other  financial  institutions  quarterly  for providing  personal  service and maintenance of accounts of their customers that hold Class A shares.

Distribution  and  Service  Plans for  Class B and Class C Shares.  The Fund has
adopted Distribution and Service Plans for Class B and Class C shares to pay the
Distributor  for its  services  and  costs in  distributing  Class B and Class C shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class
C shares.  The  Distributor  also receives a service fee of up to 0.25% per year under each plan.

The  asset-based  sales  charge and service  fees  increase  Class B and Class C expenses by 1.00% of the net assets per year of the  respective  class.  Because these fees are paid out of the  Fund's  assets on an  ongoing  basis,  over time these fees will increase the cost of your  investment and may cost you more than other types of sales charges.

The  Distributor  uses the service  fees to  compensate  dealers  for  providing personal  services  for  accounts  that  hold  Class B or  Class C  shares.  The
Distributor  normally  pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the  dealer.  After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

The Distributor currently pays a sales concession of 3.75% of the purchase price of  Class B  shares  to  dealers  from  its own  resources  at the time of sale.
Including  the  advance  of the  service  fee,  the  total  amount  paid  by the
Distributor  to the  dealer at the time of sale of Class B shares  is  therefore
4.00% of the  purchase  price.  The  Distributor  normally  retains  the Class B asset-based  sales  charge.  See the  Statement of  Additional  Information  for exceptions.

The Distributor currently pays a sales concession of 0.75% of the purchase price of  Class C  shares  to  dealers  from  its own  resources  at the time of sale.
Including  the  advance  of the  service  fee,  the  total  amount  paid  by the
Distributor  to the  dealer at the time of sale of Class C shares  is  therefore
1.00% of the purchase price. The Distributor  pays the asset-based  sales charge as an  ongoing  concession  to the  dealer  on Class C  shares  that  have  been outstanding  for a year or more. The  Distributor  normally  retains the Class C asset-based  sales  charge  during  the  first  year  after  Class C shares  are purchased. See the Statement of Additional Information for exceptions.

Under certain circumstances,  the Distributor will pay the full Class B or Class
C  asset-based  sales charge and the service fee to the dealer  beginning in the first year after  purchase of such shares in lieu of paying the dealer the sales concession  and the  advance  of the  first  year's  service  fee at the time of
purchase,   if  there  is  a  special  agreement  between  the  dealer  and  the
Distributor.  In those  circumstances,  the sales concession will not be paid to the dealer.

In addition,  the Manager and the Distributor may make  substantial  payments to dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities,  out of their own resources,  including the profits from the advisory fees the Manager  receives from the Fund.  Some of these  distribution-related  payments  may  be  made  to  dealers  or  financial intermediaries  for marketing,  promotional or related expenses;  these payments are often referred to as "revenue sharing." In some  circumstances,  those types of payments may create an incentive  for a dealer or financial  intermediary  or its  representatives  to  recommend  or  offer  shares  of  the  Fund  or  other
Oppenheimer  funds to its  customers.  You should ask your  dealer or  financial intermediary for more details about any such payments it receives.

Special Investor Services

ACCOUNTLINK.  You can use our AccountLink feature to link your Fund account with an  account  at a U.S.  bank  or  other  financial  institution.  It  must be an
Automated Clearing House (ACH) member. AccountLink lets you:

o transmit  funds  electronically  to purchase  shares by  telephone  (through a service  representative  or by PhoneLink) or  automatically  under Asset Builder
Plans, or

o have the Transfer  Agent send  redemption  proceeds or transmit  dividends and distributions directly to your bank account.  Please call the Transfer Agent for more information.

     You may  purchase  shares by  telephone  only after your  account  has been established.  To purchase  shares in amounts up to $250,000  through a telephone representative,  call the Distributor at  1.800.225.5677.  The purchase  payment will be debited from your bank account.

     AccountLink  privileges  should be  requested on your  Application  or your dealer's settlement  instructions if you buy your shares through a dealer. After your account is established,  you can request AccountLink  privileges by sending signature-guaranteed  instructions  and  proper  documentation  to the  Transfer
Agent.  AccountLink  privileges  will  apply to each  shareholder  listed in the registration on your account as well as to your dealer  representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change  of  bank  account  information  must  be  made  by  signature-guaranteed instructions  to the  Transfer  Agent  signed  by all  shareholders  who own the account.

PHONELINK.  PhoneLink is the  OppenheimerFunds  automated  telephone system that enables shareholders to perform a number of account  transactions  automatically using a touch-tone  phone.  PhoneLink  may be used on  already-established  Fund accounts after you obtain a Personal Identification Number (PIN), by calling the
PhoneLink number, 1.800.225.5677.

Purchasing  Shares.  You may purchase shares in amounts up to $100,000 by phone, by calling  1.800.225.5677.  You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.

Exchanging  Shares.  With the  OppenheimerFunds  Exchange  Privilege,  described below, you can exchange shares  automatically by phone from your Fund account to another  OppenheimerFunds  account you have already  established  by calling the special PhoneLink number.

Selling Shares. You can redeem shares by telephone  automatically by calling the
PhoneLink  number  and  the  Fund  will  send  the  proceeds  directly  to  your
AccountLink  bank  account.  Please  refer to "How to Sell  Shares,"  below  for details.

CAN YOU SUBMIT  TRANSACTION  REQUESTS BY FAX? You may send  requests for certain types of account transactions to the Transfer Agent by fax (telecopier).  Please call 1.800.225.5677 for information about which transactions may be handled this way.  Transaction  requests  submitted  by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account  balance,  on the  OppenheimerFunds  Internet  website,  at
www.oppenheimerfunds.com.  Additionally,  shareholders  listed  in  the  account registration (and the dealer of record) may request certain account transactions through a special section of that website.  To perform  account  transactions or obtain  account  information  online,  you must  first  obtain a user  I.D.  and password  on  that  website.  If  you do  not  want  to  have  Internet  account transaction  capability  for your  account,  please call the  Transfer  Agent at
1.800.225.5677.  At times,  the website may be  inaccessible  or its transaction features may be unavailable.

AUTOMATIC  WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares  automatically  or exchange them to another  OppenheimerFunds account on a regular  basis.  Please  call the  Transfer  Agent or  consult  the
Statement of Additional Information for details.

How to Sell Shares

You can sell  (redeem)  some or all of your shares on any regular  business day.
Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the  procedures described  below) and is accepted by the Transfer Agent.  The Fund lets you sell your  shares by  writing a letter,  by wire,  by using the  Fund's  checkwriting privilege,  or by telephone.  You can also set up Automatic  Withdrawal Plans to redeem  shares  on a regular  basis.  If you have  questions  about any of these procedures,  and especially if you are redeeming shares in a special  situation, such as due to the death of the owner,  please call the Transfer Agent first, at
1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following  redemption  requests must be in writing and must include a signature  guarantee (although there may be other situations that also require a signature guarantee):

o You wish to redeem more than $100,000 and receive a check.

o The redemption check is not payable to all shareholders  listed on the account statement.

o The  redemption  check is not sent to the  address  of record on your  account statement.

o Shares are being transferred to a Fund account with a different owner or name.

o Shares are being  redeemed  by someone  (such as an  Executor)  other than the owners.

Where Can You Have Your Signature  Guaranteed?  The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:

a U.S. bank, trust company, credit union or savings association,

a foreign bank that has a U.S. correspondent bank,

a U.S.  registered  dealer or  broker in  securities,  municipal  securities  or government securities, or

a U.S. national securities  exchange, a registered  securities  association or a clearing agency.

     If you are  signing  on  behalf  of a  corporation,  partnership  or  other business or as a fiduciary, you must also include your title in the signature.

     Sending  Redemption  Proceeds by Wire.  While the Fund normally  sends your money by check,  you can arrange to have the proceeds of shares you sell sent by
Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system.  The minimum redemption you can have sent by wire is $2,500.  There is a $10 fee for each  request.  To find out how to set up this  feature on your  account or to arrange a wire,  call the
Transfer Agent at 1.800.225.5677.

Checkwriting.  To write checks against your Fund account, request that privilege on your account application,  or contact the Transfer Agent for signature cards.
They must be signed  (with a signature  guarantee)  by all owners of the account and  returned  to the  Transfer  Agent so that checks can be sent to you to use.
Shareholders  with joint  accounts can elect in writing to have checks paid over the  signature  of one  owner.  If you  previously  signed a  signature  card to establish  checkwriting in another  Oppenheimer fund, simply call 1.800.225.5677 to request  checkwriting for an account in this Fund with the same  registration as the other account.

o Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Fund's custodian bank.

o Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.

o Checks  must be written  for at least $500.  Checks  written  below the stated
amount on the check will not be accepted.  However,  if you have existing checks indicating a $100 minimum, you may still use them for amounts of $100 or more.

o Checks  cannot be paid if they are written for more than your  account  value.
Remember,  your shares fluctuate in value and you should not write a check close to the total account value.

o You may not write a check that would  require  the Fund to redeem  shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.

o Don't use your  checks if you  changed  your Fund  account  number,  until you receive new checks.

HOW DO you SELL SHARES BY MAIL? Write a letter of instruction that includes:

o Your name,

o The Fund's name,

o Your Fund account number (from your account statement),

o The dollar amount or number of shares to be redeemed,

o Any special payment instructions,

o Any share certificates for the shares you are selling,

o The signatures of all registered  owners exactly as the account is registered,
and

o Any  special  documents  requested  by the  Transfer  Agent to  assure  proper authorization of the person

asking to sell the shares.

Use the following address for             Send courier or express mail
requests by mail:                         requests to:
OppenheimerFunds Services                 OppenheimerFunds Services
P.O. Box 5270                             10200 E. Girard Avenue, Building D
Denver, Colorado 80217                    Denver, Colorado 80231

HOW DO you SELL  SHARES BY  TELEPHONE?  You and your  dealer  representative  of record may also sell your shares by telephone.  To receive the redemption  price calculated on a particular  regular  business day, your call must be received by the Transfer Agent by the close of the Exchange that day, which is normally 4:00
P.M.,  but may be earlier on some days.  You may not redeem shares under a share certificate by telephone.

o To  redeem  shares  through  a  service  representative  or  automatically  on
PhoneLink, call 1.800.225.5677.

Whichever  method  you use,  you may  have a check  sent to the  address  on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?

Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any  seven-day  period.  The check must be payable to all owners of record of the  shares  and must be sent to the  address  on the  account  statement.  This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone  redemption  proceeds  sent to a bank account  designated  when you establish  AccountLink.  Normally  the ACH transfer to your bank is initiated on the  business  day after the  redemption.  You do not receive  dividends  on the proceeds of the shares you redeemed while they are waiting to be transferred.

If you have requested  Federal Funds wire privileges for your account,  the wire of the  redemption  proceeds  will  normally  be  transmitted  on the next  bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the Fund to sell securities to pay the redemption proceeds.  No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH your DEALER?  The Distributor has made  arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers.
Brokers or dealers may charge for that  service.  If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B or Class C  contingent  deferred  sales charge and redeem any of those shares during the applicable holding period for the class of shares,  the  contingent  deferred  sales  charge  will  be  deducted  from  the redemption  proceeds  (unless you are eligible for a waiver of that sales charge based on the  categories  listed in Appendix C to the  Statement  of  Additional
Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

     A contingent  deferred  sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:

the amount of your account value  represented  by an increase in net asset value over the initial purchase price,

shares   purchased  by  the   reinvestment   of   dividends  or  capital   gains
distributions, or

shares  redeemed in the  special  circumstances  described  in Appendix C to the
Statement of Additional Information.

     To  determine  whether a  contingent  deferred  sales  charge  applies to a redemption, the Fund redeems shares in the following order:

1. shares acquired by reinvestment of dividends and capital gains distributions,

2. shares held for the holding period that applies to the class, and

3. shares held the longest during the holding period.

     Contingent  deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the  applicable  contingent  deferred sales charge  holding  period,  the holding period will carry over to the fund whose shares you acquire.  Similarly, if you acquire shares of this Fund by exchanging  shares of another  Oppenheimer fund that are still  subject  to a  contingent  deferred  sales  charge  holding period, that holding period will carry over to this Fund.

How to Exchange Shares

To exchange shares, you must meet several conditions:

o Shares of the fund  selected for exchange  must be available  for sale in your state of residence.

o The prospectuses of both funds must offer the exchange privilege.

o You must hold the shares you buy when you establish  your account for at least seven days before you can

exchange them. After the account is open seven days, you can exchange shares any regular business day.

o You must meet the minimum purchase  requirements for the fund whose shares you purchase by exchange.

o Before exchanging into a fund, you must obtain and read its prospectus.

     Shares of a particular  class of the Fund may be exchanged  only for shares of the same class in the other Oppenheimer funds. For example,  you can exchange
Class A shares of this Fund only for  Class A shares of  another  fund.  In some cases, sales charges may be imposed on exchange transactions.  For tax purposes, exchanges  of  shares  involve  a sale of the  shares  of the fund you own and a purchase of the shares of the other fund,  which may result in a capital gain or loss.  Please refer to "How to Exchange  Shares" in the  Statement of Additional
Information for more details.

     You can find a list of Oppenheimer funds currently  available for exchanges in the  Statement of Additional  Information  or obtain one by calling a service representative at 1.800.225.5677. That list can change from time to time.

HOW DO you SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written Exchange  Requests.  Submit an  OppenheimerFunds  Exchange Request form, signed  by all  owners  of the  account.  Send it to the  Transfer  Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.

Telephone Exchange  Requests.  Telephone exchange requests may be made either by calling a service  representative or by using PhoneLink for automated  exchanges by calling 1.800.225.5677. Telephone exchanges may be made only between accounts that are  registered  with the same  name(s)  and  address.  Shares  held  under certificates may not be exchanged by telephone.

ARE THERE  LIMITATIONS  ON EXCHANGES?  There are certain  exchange  policies you should be aware of:

Shares are redeemed from one fund and are normally purchased from the other fund in the same  transaction on the same regular  business day on which the Transfer
Agent or its agent (such as a  financial  intermediary  holding  the  investor's shares in an omnibus account)  receives an exchange request that conforms to the policies described above. It must be received by the close of The New York Stock
Exchange that day,  which is normally 4:00 P.M. but may be earlier on some days.
The Transfer Agent may delay the  reinvestment of the proceeds of an exchange up to seven days if it determines in its discretion that an earlier  transmittal of the  redemption  proceeds to the receiving fund would be detrimental to the Fund from which the exchange is made or to the receiving fund.

The interests of the Fund's  shareholders  and the Fund's  ability to manage its investments may be adversely  affected when its shares are repeatedly  exchanged over the short  term.  When  large  dollar  amounts  are  involved,  the  Fund's implementation  of its investment  strategies may be negatively  affected or the
Fund might have to raise or retain more cash than the  portfolio  manager  would normally retain, to meet unanticipated  redemptions.  Frequent exchange activity also may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to meet those exchange requests.  These factors might hurt the Fund's  performance.  When the  Transfer  Agent in its  discretion  believes frequent  trading  activity  by  any  person,  group  or  account  would  have a disruptive effect on the Fund's ability to manage its investments,  the Fund and the Transfer Agent may reject  purchase  orders and/or  exchanges into the Fund.
The history of exchange  activity in all accounts known by the Transfer Agent to be under common ownership or control within the Oppenheimer funds complex may be considered  by the  Transfer  Agent,  with  respect to the  review of  exchanges involving  this Fund as part of the Transfer  Agent's  procedures  to detect and deter excessive exchange activity.  The Transfer Agent may permit exchanges that it believes in the  exercise of its judgment  are not  disruptive.  The Transfer
Agent might not be able to detect frequent  exchange  activity  conducted by the underlying owners of shares held in omnibus accounts, and therefore might not be able to effectively prevent frequent exchange activity in those accounts.  There is no  guarantee  that the Transfer  Agent's  controls  and  procedures  will be successful to identify  investors who engage in excessive trading activity or to curtail that activity.

As stated above, the Fund permits dealers or financial  intermediaries to submit exchange  requests on behalf of their customers (unless the customer has revoked that  authority).  The Manager,  the Distributor  and/or the Transfer Agent have agreements  with a limited  number of  broker-dealers  and  investment  advisers permitting  them to submit  exchange  orders in bulk on behalf of their clients, provided that those  broker-dealers  or advisers agree to  restrictions on their exchange  activity (which are more stringent than the restrictions that apply to other  shareholders).  Those  restrictions  include  limitations  on  the  funds available for exchanges,  the requirement to give advance notice of exchanges to the  Transfer  Agent,  and  limits on the  amount of client  assets  that may be invested in a particular  fund.  The Fund and its Transfer Agent may restrict or refuse bulk exchange requests submitted by a financial intermediary on behalf of a large number of accounts  (including  pursuant to the  arrangements  described above) if, in the Transfer Agent's judgment  exercised in its discretion,  those exchanges would be disruptive to either fund in the exchange transaction.

o The Fund may amend,  suspend or terminate the exchange  privilege at any time.
The Fund may refuse any exchange order and is currently not obligated to provide notice before rejecting an exchange order.

o If the Transfer Agent cannot  exchange all the shares you request because of a restriction  cited  above,  only  the  shares  eligible  for  exchange  will  be exchanged.

Shareholder Account Rules and Policies

More  information  about the Fund's policies and procedures for buying,  selling and exchanging shares is contained in the Statement of Additional Information.

A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is  automatically  deducted from each applicable Fund account  annually  on or about the  second  to last  "regular  business  day" of
September.  See the Statement of Additional Information  (shareholders may visit the  OppenheimerFunds  website)  to  learn  how you can  avoid  this fee and for circumstances under which this fee will not be assessed.

The  offering  of  shares  may be  suspended  during  any  period  in which  the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

Telephone transaction privileges for purchases,  redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more  than  one  owner,  the  Fund  and  the  Transfer  Agent  may  rely  on the instructions of any one owner.  Telephone  privileges apply to each owner of the account  and the  dealer  representative  of record for the  account  unless the
Transfer Agent receives cancellation instructions from an owner of the account.

The Transfer  Agent will record any  telephone  calls to verify data  concerning transactions  and  has  adopted  other  procedures  to  confirm  that  telephone instructions  are genuine,  by requiring  callers to provide tax  identification numbers  and  other  account  data or by  using  PINs,  and by  confirming  such transactions in writing.  The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions  reasonably believed to be genuine.

Redemption or transfer  requests  will not be honored  until the Transfer  Agent receives all required  documents in proper form. From time to time, the Transfer
Agent in its discretion may waive certain of the  requirements  for  redemptions stated in this Prospectus.

Dealers that perform account  transactions for their clients by participating in
NETWORKING through the National Securities Clearing  Corporation are responsible for obtaining their clients' permission to perform those  transactions,  and are responsible  to their  clients  who are  shareholders  of the Fund if the dealer performs any transaction erroneously or improperly.

The  redemption  price for shares will vary from day to day because the value of the securities in the Fund's portfolio  fluctuates.  The redemption price, which is the net asset value per share, will normally differ for each class of shares.
The  redemption  value of your  shares may be more or less than  their  original cost.

Payment for  redeemed  shares  ordinarily  is made in cash.  It is  forwarded by check,  or  through  AccountLink  or by Federal  Funds  wire (as  elected by the shareholder)  within seven days after the  Transfer  Agent  receives  redemption instructions in proper form. However, under unusual circumstances  determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts  registered  in the name of a  broker-dealer,  payment will normally be forwarded within three business days after redemption.

The  Transfer  Agent may delay  processing  any type of  redemption  payment  as described  under "How to Sell Shares" for recently  purchased  shares,  but only until the  purchase  payment has  cleared.  That delay may be as much as 10 days from the date the  shares  were  purchased.  That  delay may be  avoided  if you purchase  shares by Federal Funds wire or certified  check, or arrange with your bank to provide  telephone or written  assurance to the Transfer Agent that your purchase payment has cleared.

     Involuntary  redemptions  of small  accounts may be made by the Fund if the account  value has fallen  below $200 for reasons  other than the fact that the  market  value  of  shares  has  dropped.  In some  cases,  involuntary redemptions  may be made to  repay  the  Distributor  for  losses  from the cancellation of share purchase orders.

Shares may be "redeemed in kind" under unusual  circumstances (such as a lack of liquidity  in the Fund's  portfolio  to meet  redemptions).  This means that the redemption  proceeds  will  be paid  with  liquid  securities  from  the  Fund's portfolio.  If the Fund  redeems your shares in kind,  you may bear  transaction costs  and will  bear  market  risks  until  such  time as such  securities  are converted into cash.

Federal regulations may require the Fund to obtain your name, your date of birth
(for a natural person),  your  residential  street address or principal place of business and your Social  Security  Number,  Employer  Identification  Number or
other  government  issued  identification  when you open an account.  Additional information  may be  required  in  certain  circumstances  or to open  corporate accounts.  The Fund or the Transfer Agent may use this information to attempt to verify your  identity.  The Fund may not be able to  establish an account if the necessary information is not received. The Fund may also place limits on account transactions  while it is in the process of attempting to verify your  identity.
Additionally,  if the Fund is unable to verify your identity  after your account is  established,  the Fund may be  required to redeem your shares and close your account.

"Backup  withholding"  of  federal  income tax may be  applied  against  taxable dividends,  distributions and redemption proceeds  (including  exchanges) if you fail to furnish the Fund your  correct,  certified  Social  Security or Employer
Identification  Number when you sign your  application,  or if you  under-report your income to the Internal Revenue Service.

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each  prospectus,  annual  and  semi-annual  report  and annual notice of the Fund's  privacy policy to  shareholders  having the same last name and address on the Fund's records.  The consolidation of these mailings,  called householding, benefits the Fund through reduced mailing expense.

If you want to  receive  multiple  copies of these  materials,  you may call the
Transfer  Agent at  1.800.225.5677.  You may also notify the  Transfer  Agent in writing. Individual copies of prospectuses,  reports and privacy notices will be sent to you commencing 30 days after the Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS.  The Fund intends to declare  dividends  separately for each class of shares from net  tax-exempt  income  and/or net taxable  investment  income each regular  business day and to pay those  dividends to  shareholders  monthly on a date selected by the Board of Trustees.  Daily dividends will not be declared or paid on  newly-purchased  shares until  Federal  Funds are available to the Fund from the purchase payment for such shares.

     The Fund attempts to pay  dividends on Class A shares at a constant  level.
There is no  assurance  that it will be able to do so. The Board of Trustees may change  the  targeted  dividend  level at any  time,  without  prior  notice  to shareholders.  The amount of those dividends and any other distributions paid on other classes of shares may vary over time, depending on market conditions,  the composition of the Fund's portfolio,  and expenses borne by the particular class of  shares.  Dividends  and  other  distributions  paid on Class A  shares  will generally  be higher  than  dividends  for  Class B and  Class C  shares,  which normally have higher  expenses than Class A. The Fund cannot  guarantee  that it will pay any dividends or other distributions.

Capital  Gains.  Although the Fund does not seek capital  gains,  it may realize capital  gains  on the sale of  portfolio  securities.  If it does,  it may make distributions  out of any net short-term or long-term  capital gains in December of each year.  The Fund may make  supplemental  distributions  of dividends  and capital gains  following  the end of its fiscal year.  There can be no assurance that the Fund will pay any capital  gains  distributions  in a particular  year.
Long-term capital gains will be separately identified in the tax information the
Fund sends you after the end of the calendar year.

WHAT  CHOICES  DO YOU  HAVE FOR  RECEIVING  DISTRIBUTIONS?  When  you open  your account,  specify on your application how you want to receive your dividends and distributions. You have four options:

Reinvest All  Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.

Reinvest   Dividends  or  Capital   Gains.   You  can  elect  to  reinvest  some
distributions  (dividends,  short-term  capital gains or long-term capital gains distributions)  in the Fund while receiving the other types of  distributions by check or having them sent to your bank account through AccountLink.

Receive  All  Distributions  in Cash.  You can elect to  receive a check for all dividends and capital gains distributions or have them sent to your bank through
AccountLink.

Reinvest  Your  Distributions  in  Another  OppenheimerFunds  Account.  You  can
reinvest   all   distributions   in  the  same   class  of  shares  of   another
OppenheimerFunds account you have established.

Taxes. Dividends paid from net investment income earned by the Fund on municipal securities will be excludable from gross income for federal income tax purposes.
Dividends and capital gains  distributions  may be subject to federal,  state or local taxes.  Any short-term  capital gain  distributions  are taxable to you as ordinary income.  Any long-term capital gain distributions are taxable to you as long-term  capital gains,  no matter how long you have owned shares in the Fund.
The Fund may derive gains in part from municipal  obligations the Fund purchased below their  principal or face  values.  All, or a portion of these gains may be taxable to you as  ordinary  income  rather  than  capital  gains.  Whether  you reinvest your  distributions in additional  shares or take them in cash, the tax treatment is the same.

     Every  year the Fund  will  send you and the IRS a  statement  showing  the amount of any taxable  distribution  you received in the previous year. The Fund will also send you a separate statement summarizing the total distributions paid by the Fund.

     The Fund intends each year to qualify as a "regulated  investment  company"
under the Internal  Revenue  Code,  but  reserves  the right not to qualify.  It qualified  during its last fiscal  year.  The Fund,  as a  regulated  investment company,  will not be  subject  to Federal  income  taxes on any of its  income, provided that it satisfies  certain  income,  diversification  and  distribution requirements.

     Remember,  There May be Taxes on  Transactions.  Because  the Fund's  share prices  fluctuate,  you may have a  capital  gain or loss  when you sell or exchange your shares. A capital gain or loss is the difference  between the price you paid for the  shares  and the price  you  received  when you sold them. Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur. In certain cases,  distributions  made by the Fund may be  considered  a  non-taxable  return of capital to  shareholders.  If that occurs, it will be identified in notices to shareholders

     This  information is only a summary of certain federal and state income tax information  about your  investment.  You should  consult  with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial  Highlights  Table is presented to help you  understand the Fund's financial  performance  for the past  five  fiscal  years.  Certain  information reflects  financial  results for a single Fund share.  The total  returns in the table  represent  the rate that an  investor  would have  earned (or lost) on an
investment   in  the  Fund   (assuming   reinvestment   of  all   dividends  and
distributions).  This  information  has been  audited  by KPMG LLP,  the  Fund's independent  registered  public  accounting firm,  whose report,  along with the
Fund's  financial  statements,  is  included  in  the  Statement  of  Additional
Information, which is available on request.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A  YEAR ENDED JULY 31,                           2004          2003         2002         2001         2000
------------------------------------------------------------------------------------------------------------------

 PER SHARE OPERATING DATA

 Net asset value, beginning of period                $ 9.19        $ 9.48       $ 9.57       $ 9.35       $10.02
------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                  .59           .57          .50          .52          .52
 Net realized and unrealized gain (loss)                .28          (.32)        (.10)         .22         (.61)
                                                     -------------------------------------------------------------
 Total from investment operations                       .87           .25          .40          .74         (.09)
------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                  (.53)         (.54)        (.49)        (.52)        (.52)
 Distributions from net realized gain                    --            --           --           --         (.06)
                                                     -------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                       (.53)         (.54)        (.49)        (.52)        (.58)
------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $9.53         $9.19        $9.48        $9.57        $9.35
                                                     =============================================================

------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                    9.60%         2.46%        4.39%        8.03%       (0.85)%

------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)          $568,156      $553,344     $568,935     $584,325     $482,152
------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                 $567,291      $569,881     $568,951     $531,286     $515,007
------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                 6.18%         5.82%        5.35%        5.38%        5.54%
 Total expenses                                        0.92%         0.93%        0.88%        0.85% 3      0.90% 3
 Expenses after payments and waivers
 and reduction to custodian expenses                    N/A 4,5,6    0.88%        0.85% 3       N/A          N/A
------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 33%           99%          31%          20%          14%

1. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Excludes interest expense.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.
6. Voluntary waiver of management fees less than 0.01%.

36 | OPPENHEIMER AMT-FREE MUNICIPALS

CLASS B  YEAR ENDED JULY 31,                           2004          2003         2002         2001         2000
------------------------------------------------------------------------------------------------------------------

 PER SHARE OPERATING DATA

 Net asset value, beginning of period                $ 9.17        $ 9.45       $ 9.55       $ 9.33       $10.00
------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                  .52           .49          .43          .45          .43
 Net realized and unrealized gain (loss)                .27          (.31)        (.11)         .21         (.60)
                                                     -------------------------------------------------------------
 Total from investment operations                       .79           .18          .32          .66         (.17)
------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                  (.46)         (.46)        (.42)        (.44)        (.44)
 Distributions from net realized gain                    --            --           --           --         (.06)
                                                     -------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                       (.46)         (.46)        (.42)        (.44)        (.50)
------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $9.50         $9.17        $9.45        $9.55        $9.33
                                                     =============================================================

------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                    8.68%         1.80%        3.50%        7.23%       (1.62)%

------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)           $47,024       $63,104      $72,241      $76,880      $57,204
------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $55,864       $67,721      $73,571      $65,563      $70,072
------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                 5.42%         5.04%        4.58%        4.60%        4.75%
 Total expenses                                        1.69%         1.69%        1.65%        1.62% 3      1.67% 3
 Expenses after payments and waivers
 and reduction to custodian expenses                    N/A 4,5,6    1.64%        1.62% 3       N/A          N/A
------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 33%           99%          31%          20%          14%

1. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Excludes interest expense.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.
6. Voluntary waiver of management fees less than 0.01%.

 | OPPENHEIMER AMT-FREE MUNICIPALS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C YEAR ENDED JULY 31,                            2004          2003         2002         2001         2000
------------------------------------------------------------------------------------------------------------------

 PER SHARE OPERATING DATA

 Net asset value, beginning of period                $ 9.16        $ 9.45       $ 9.55       $ 9.33       $10.00
------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                  .51           .49          .43          .44          .44
 Net realized and unrealized gain (loss)                .29          (.32)        (.11)         .22         (.61)
                                                     -------------------------------------------------------------
 Total from investment operations                       .80           .17          .32          .66         (.17)
------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                  (.46)         (.46)        (.42)        (.44)        (.44)
 Distributions from net realized gain                    --            --           --           --         (.06)
                                                     -------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                       (.46)         (.46)        (.42)        (.44)        (.50)
------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $9.50         $9.16        $9.45        $9.55        $9.33
                                                     =============================================================

------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                    8.79%         1.67%        3.50%        7.23%       (1.62)%

------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)           $27,793       $23,511      $20,491      $17,134      $12,173
------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $25,810       $22,345      $17,776      $14,506      $14,497
------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                 5.39%         5.04%        4.57%        4.60%        4.76%
 Total expenses                                        1.70%         1.71%        1.65%        1.62% 3      1.67% 3
 Expenses after payments and waivers
 and reduction to custodian expenses                    N/A 4,5,6    1.66%        1.62% 3       N/A          N/A
------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 33%           99%          31%          20%          14%

1. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Excludes interest expense.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.
6. Voluntary waiver of management fees less than 0.01%.

INFORMATION AND SERVICES

For More Information on Oppenheimer AMT-Free Municipals

The following additional information about the Fund is available without charge upon request:

STATEMENT  OF  ADDITIONAL   INFORMATION.   This  document  includes   additional
information about the Fund's investment policies,  risks, and operations.  It is incorporated by reference into this  Prospectus  (which means it is legally part of this Prospectus).

ANNUAL  AND  SEMI-ANNUAL  REPORTS.   Additional  information  about  the  Fund's
investments  and  performance is available in the Fund's Annual and  Semi-Annual
Reports to  shareholders.  The Annual  Report  includes a  discussion  of market conditions  and investment  strategies  that  significantly  affected the Fund's performance during its last fiscal year.

How to Get More Information

You can  request  the  Statement  of  Additional  Information,  the  Annual  and
Semi-Annual  Reports,  the notice explaining the Fund's privacy policy and other information about the Fund or your account:

By Telephone:                   Call OppenheimerFunds Services toll-free:

                                            1.800.525.7048

By Mail:                                    Write to:
                                            OppenheimerFunds Services
                                            P.O. Box 5270
                                            Denver, Colorado 80217-5270

On the Internet:       You can send us a request by e-mail or read or download

                       documents on the OppenheimerFunds website:

                       www.oppenheimerfunds.com

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public  Reference Room in  Washington,  D.C.
Information  on the  operation of the Public  Reference  Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Fund
are  available  on  the  EDGAR  database  on  the  SEC's  Internet   website  at
www.sec.gov.  Copies  may be  obtained  after  payment of a  duplicating  fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information  about the Fund or to make any  representations  about  the  Fund  other  than  what is  contained  in this
Prospectus.  This  Prospectus is not an offer to sell shares of the Fund,  nor a solicitation  of an offer to buy shares of the Fund,  to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's SEC File No.: 811-2668   The Fund's shares are distributed by:
PR0310.001.0904                     [logo] OppenheimerFunds Distributor, Inc.
Printed on recycled paper

                                             Appendix to Prospectus of

                                          Oppenheimer AMT-Free Municipals

     Graphic  Material  included  in  the  Prospectus  of  Oppenheimer  AMT-Free
Municipals: "Annual Total Returns (Class A) (% as of 12/31 each year)":

     A bar chart will be  included in the  Prospectus  of  Oppenheimer  AMT-Free
Municipals  (the "Fund")  depicting the annual total  returns of a  hypothetical investment  in  Class A shares  of the  Fund  for each of the last ten  calendar years,  without  deducting  sales  charges  or taxes.  Set  forth  below are the relevant data points that will appear on the bar chart.

                Calendar Year Ended              Annual Total Returns

                   12/31/94                          -9.19%

                   12/31/95                          18.28%

                  12/31/96                           5.17%

                  12/31/97                           9.38%

                  12/31/98                           6.05%

                  12/31/99                          -5.09%

                 12/31/00                           7.98%

                 12/31/01                           2.35%

                12/31/02                           8.04%

                12/31/03                           7.67%

Oppenheimer AMT-Free Municipals

6803 South Tucson Way, Centennial, Colorado 80112
1.800.225.5677

Statement of Additional Information dated September 29, 2004

     This Statement of Additional Information is not a Prospectus. This document contains  additional  information about the Fund and supplements  information in the  Prospectus  dated  September  29, 2004. It should be read together with the
Prospectus,  which may be  obtained  by writing to the  Fund's  Transfer  Agent,
OppenheimerFunds  Services,  at P.O.  Box  5270,  Denver,  Colorado  80217 or by
calling the Transfer Agent at the toll-free number shown above or by downloading it from the OppenheimerFunds Internet web site at www.oppenheimerfunds.com.

(a)      Contents                                                         Page

About the Fund

About Your Account

Financial Information About the Fund

Appendix C: OppenheimerFunds Special Sales Charge Arrangements and Waivers C-1

ABOUT the fund

Additional Information About the Fund's Investment Policies and Risks

The investment  objective,  the principal investment policies and the main risks of the Fund are  described  in the  Prospectus.  This  Statement  of  Additional
Information contains supplemental information about those policies and the types of securities that the Fund's investment  manager,  OppenheimerFunds,  Inc. (the
"Manager"),  may select for the Fund. Additional  explanations are also provided about the strategies the Fund may use to try to achieve its objective.

The Fund's  Investment  Policies.  The Fund does not make  investments  with the objective of seeking capital growth,  since that would generally be inconsistent with its goal of seeking tax-exempt income. However, the value of the securities held by the Fund may be affected by changes in general  interest rates.  Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increased after a security was purchased, that security  would normally  decline in value.  Conversely,  should  interest rates decrease after a security was purchased, normally its value would rise.

     However,  those fluctuations in value will not generally result in realized gains or  losses  to the  Fund  unless  the Fund  sells  the  security  prior to maturity.  A debt  security held to maturity is redeemable by its issuer at full principal  value plus  accrued  interest.  The Fund does not  usually  intend to dispose  of  securities  prior to their  maturity,  but may do so for  liquidity purposes,  or  because of other  factors  affecting  the  issuer  that cause the
Manager to sell the particular security. In that case, the Fund could experience a capital gain or loss on the sale.

     There are  variations in the credit quality of municipal  securities,  both within a particular rating  classification  and between  classifications.  These variations depend on numerous factors. The yields of municipal securities depend on a number of factors, including general conditions in the municipal securities market,  the size of a particular  offering,  the maturity of the obligation and rating (if any) of the issue.  These  factors are  discussed  in greater  detail below.

Municipal  Securities.  The types of municipal  securities in which the Fund may invest are  described in the  Prospectus  under "About the Fund's  Investments."
Municipal  securities  are  generally  classified as general  obligation  bonds, revenue bonds and notes.  A discussion of the general  characteristics  of these principal types of municipal securities follows below.

     Municipal  Bonds.  We have classified  longer term municipal  securities as
"municipal bonds." The principal  classifications  of long-term  municipal bonds are "general  obligation"  and "revenue"  (including  "industrial  development")
bonds. They may have fixed, variable or floating rates of interest, as described below.

     Some bonds may be  "callable,"  allowing  the issuer to redeem  them before their maturity date. To protect  bondholders,  callable bonds may be issued with provisions that prevent them from being called for a period of time.  Typically, that is 5 to 10 years from the issuance date.  When interest  rates decline,  if the call protection on a bond has expired, it is more likely that the issuer may call the bond.  If that occurs,  the Fund might have to reinvest the proceeds of the called bond in bonds that pay a lower rate of return.

     General  Obligation  Bonds.  The basic security  behind general  obligation bonds is the issuer's  pledge of its full faith and credit and taxing power,  if any,  for the  repayment of  principal  and the payment of interest.  Issuers of general obligation bonds include states,  counties,  cities, towns, and regional districts.  The proceeds of these  obligations  are used to fund a wide range of public projects,  including construction or improvement of schools, highways and roads, and water and sewer systems. The rate of taxes that can be levied for the
payment  of  debt   service  on  these  bonds  may  be  limited  or   unlimited.
Additionally,  there  may  be  limits  as to  the  rate  or  amount  of  special assessments that can be levied to meet these obligations.

     Revenue Bonds.  The principal  security for a revenue bond is generally the net revenues  derived from a particular  facility,  group of facilities,  or, in some cases,  the  proceeds  of a special  excise tax or other  specific  revenue source,  such as a  state's  or local  government's  proportionate  share of the
Tobacco Master Settlement Agreement.  Revenue bonds are issued to finance a wide variety of capital  projects.  Examples include  electric,  gas, water and sewer systems; highways,  bridges, and tunnels; port and airport facilities;  colleges and universities; and hospitals.

     Although the principal security for these types of bonds may vary from bond to bond, many provide additional  security in the form of a debt service reserve fund that may be used to make  principal  and interest  payments on the issuer's obligations.  Housing  finance  authorities  have  a  wide  range  of  security,
including   partially  or  fully  insured  mortgages,   rent  subsidized  and/or
collateralized  mortgages,  and/or the net revenues from housing or other public projects.  Some  authorities  provide further  security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

     Industrial  Development Bonds.  Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public  authorities to raise money to finance  various privately operated facilities for business and manufacturing,  housing,  sports, and pollution control. These bonds may also be used to finance public facilities such as airports,  mass transit systems,  ports, and parking. The payment of the principal  and interest on such bonds is dependent  solely on the ability of the facility's  user to meet its financial  obligations  and the pledge,  if any, of real and personal property financed by the bond as security for those payments.

     Private Activity Municipal Securities. The Tax Reform Act of 1986 (the "Tax
Reform Act") reorganized,  as well as amended, the rules governing tax exemption for  interest  on  certain  types of  municipal  securities.  The Tax Reform Act generally  did not change the tax  treatment of bonds issued in order to finance governmental operations. Thus, interest on general obligation bonds issued by or on  behalf  of state or local  governments,  the  proceeds  of which are used to finance the operations of such governments, continues to be tax-exempt. However, the Tax Reform Act  limited  the use of  tax-exempt  bonds for  non-governmental
(private)  purposes.  More  stringent  restrictions  were  placed  on the use of proceeds of such bonds.  Interest on certain  private  activity bonds is taxable under the  revised  rules.  There is an  exception  for  "qualified"  tax-exempt private  activity bonds,  for example,  exempt facility bonds including  certain industrial  development  bonds,  qualified  mortgage  bonds,  qualified  Section
501(c)(3) bonds, and qualified student loan bonds.

     In addition,  limitations as to the amount of private  activity bonds which each state may issue were  revised  downward by the Tax Reform  Act,  which will reduce the supply of such  bonds.  The value of the  Fund's  portfolio  could be affected if there is a reduction in the availability of such bonds.

     Interest on certain  private  activity  bonds  issued after August 7, 1986, which  continues  to be  tax-exempt,  will be treated as a tax  preference  item subject  to the  federal  alternative  minimum  tax  (discussed  below) to which certain  taxpayers  are  subject.  The Fund may hold  municipal  securities  the interest  on  which  (and  thus a  proportionate  share  of the  exempt-interest dividends paid by the Fund) will be subject to the Federal  alternative  minimum tax on individuals and corporations.

     The term "private business use" means any direct or indirect use in a trade or  business  carried  on by an  individual  or  entity  other  than a state  or municipal  governmental unit. Under the private loan restriction,  the amount of bond proceeds that may be used to make private loans is limited to the lesser of
5% or $5.0 million of the proceeds. Thus, certain issues of municipal securities could lose their  tax-exempt  status  retroactively  if the issuer fails to meet certain  requirements as to the expenditure of the proceeds of that issue or the use of the bond-financed  facility. The Fund makes no independent  investigation of the users of such bonds or their use of  proceeds  of the bonds.  If the Fund should hold a bond that loses its tax-exempt status  retroactively,  there might
be  an  adjustment  to  the   tax-exempt   income   previously   distributed  to
shareholders.

     Additionally,  a private  activity bond that would otherwise be a qualified tax-exempt  private  activity bond will not, under Internal Revenue Code Section
147(a),  be a qualified  bond for any period during which it is held by a person who is a "substantial user" of the facilities or by a "related person" of such a substantial user. This "substantial  user" provision applies primarily to exempt facility bonds,  including industrial  development bonds. The Fund may invest in industrial  development bonds and other private activity bonds.  Therefore,  the
Fund may not be an appropriate  investment  for entities which are  "substantial users" (or persons  related to "substantial  users") of such exempt  facilities.
Those entities and persons should consult their tax advisers  before  purchasing shares of the Fund.

     A  "substantial  user"  of  such  facilities  is  defined  generally  as  a
"non-exempt  person who  regularly  uses part of a facility"  financed  from the proceeds  of exempt  facility  bonds.  Generally,  an  individual  will not be a
"related  person" under the Internal  Revenue Code unless such individual or the
individual's   immediate  family  (spouse,   brothers,   sisters  and  immediate
descendants)  own directly or indirectly in the aggregate more than 50% in value of the equity of a corporation or partnership which is a "substantial user" of a facility financed from the proceeds of exempt facility bonds.

     Municipal Notes.  Municipal securities having a maturity (when the security is  issued)  of less  than one  year are  generally  known as  municipal  notes.
Municipal  notes  generally are used to provide for short-term  working  capital needs. Some of the types of municipal notes the Fund can invest in are described below.

|_| Tax Anticipation Notes. These are issued to finance working capital needs of municipalities.  Generally,  they are issued in anticipation of various seasonal tax revenue, such as income, sales, use or other business taxes, and are payable from these specific future taxes.

|_| Revenue Anticipation Notes. These are notes issued in expectation of receipt of other types of revenue,  such as Federal  revenues  available  under  Federal revenue-sharing programs.

|_| Bond  Anticipation  Notes.  Bond  anticipation  notes are  issued to provide interim financing until long-term financing can be arranged. The long-term bonds that are issued typically also provide the money for the repayment of the notes.

|_|  Construction  Loan Notes.  These are sold to provide  project  construction financing until permanent financing can be secured.  After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing Administration.

|X| Tax Exempt  Commercial Paper.  This type of short-term  obligation  (usually having a  maturity  of 270 days or less) is  issued  by a  municipality  to meet current working capital needs.

|X| Municipal  Lease  Obligations.  The Fund's  investments  in municipal  lease obligations  may be through  certificates of  participation  that are offered to investors by public  entities.  Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities.

     Some municipal lease securities may be deemed to be "illiquid"  securities.
Their  purchase  by the Fund would be limited as  described  below in  "Illiquid
Securities."  From  time to time  the Fund may  invest  more  than 5% of its net assets in municipal  lease  obligations  that the Manager has  determined  to be liquid under guidelines set by the Board of Trustees.  Those guidelines  require the Manager to evaluate:

|_| the frequency of trades and price quotations for such securities;

|_| the number of dealers or other potential  buyers willing to purchase or sell such securities;

|_| the availability of market-makers; and

|_| the nature of the trades for such securities.

     While the Fund holds such  securities,  the Manager will also  evaluate the likelihood of a continuing market for these securities and their credit quality.

     Municipal   leases  have  special  risk   considerations.   Although  lease
obligations do not constitute general  obligations of the municipality for which the  municipality's  taxing power is pledged,  a lease  obligation is ordinarily backed by the  municipality's  covenant to budget for,  appropriate and make the payments due under the lease  obligation.  However,  certain  lease  obligations contain  "non-appropriation"  clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated  for that purpose on a yearly basis.  While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.

     Projects  financed with  certificates  of  participation  generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal  securities.  Payments by the public entity on the obligation  underlying the certificates  are derived from available  revenue sources.  That  revenue  might be  diverted  to the  funding of other  municipal service  projects.  Payments of interest  and/or  principal  with respect to the certificates  are not  guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

     In addition to the risk of "non-appropriation,"  municipal lease securities do not have as highly liquid a market as conventional municipal bonds. Municipal leases,  like  other  municipal  debt  obligations,  are  subject to the risk of non-payment of interest or repayment of principal by the issuer.  The ability of issuers of  municipal  leases to make timely  lease  payments  may be  adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal,  state and local governmental units. A default in payment of income would  result in a reduction  of income to the Fund.  It could also result in a reduction in the value of the municipal lease and that, as well as a default in  repayment of  principal,  could result in a decrease in the net asset value of the Fund.

     Ratings of Municipal  Securities.  Ratings by ratings organizations such as
Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services,
a division of the McGraw-Hill Companies,  Inc. ("S&P") and Fitch, Inc. represent the respective  rating agency's  opinions of the credit quality of the municipal securities they undertake to rate.  However,  their ratings are general opinions and are not  guarantees  of  quality.  Municipal  securities  that have the same maturity,  coupon and rating may have different  yields,  while other  municipal securities that have the same maturity and coupon but different ratings may have the same yield.

     Subsequent  to its purchase by the Fund, a municipal  security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event requires the Fund to sell the security,  but the Manager will consider  such events in  determining  whether the Fund should  continue to hold the security.  To the extent that ratings given by Moody's,  S&P, or Fitch,
Inc. change as a result of changes in those rating organizations or their rating systems,  the Fund will  attempt  to use  comparable  ratings as  standards  for investments in accordance with the Fund's investment policies.

     The Fund may buy municipal securities that are "pre-refunded." The issuer's
obligation  to  repay  the   principal   value  of  the  security  is  generally
collateralized with U.S. government securities placed in an escrow account. This causes the  pre-refunded  security to have essentially the same risks of default as a AAA-rated security.

     A list of the  rating  categories  of  Moody's,  S&P and  Fitch,  Inc.  for municipal  securities is contained in Appendix A to this Statement of Additional
Information.  Because  the Fund may  purchase  securities  that are  unrated  by nationally  recognized  rating  organizations,  the  Manager  will  make its own assessment of the credit  quality of unrated  issues the Fund buys.  The Manager will use criteria similar to those used by the rating agencies,  and assigning a rating category to a security that is comparable to what the Manager  believes a rating agency would assign to that security.  However, the Manager's rating does not constitute a guarantee of the quality of a particular issue.

     |_| Special Risks of  Lower-Grade  Securities.  Lower grade  securities may have a higher yield than securities  rated in the higher rating  categories.  In addition to having a greater risk of default than higher-grade securities, there may be less of a market for these securities.  As a result they may be harder to sell at an acceptable  price.  The  additional  risks mean that the Fund may not receive the anticipated  level of income from these  securities,  and the Fund's net  asset  value  may be  affected  by  declines  in the  value of  lower-grade securities.  However,  because the added risk of lower quality  securities might not be consistent with the Fund's policy of  preservation  of capital,  the Fund limits its investments in lower quality securities.

     Other Investment Techniques and Strategies.  In seeking its objective,  the
Fund  may from  time to time  employ  the  types of  investment  strategies  and investments described below.

     Portfolio Turnover. A change in the securities held by the Fund from buying and selling  investments is known as "portfolio  turnover."  Short-term  trading increases  the  rate  of  portfolio  turnover  and  could  increase  the  Fund's transaction  costs.  However,  the Fund ordinarily incurs little or no brokerage expense because most of the Fund's  portfolio  transactions are principal trades that do not require payment of brokerage commissions.

     The Fund ordinarily does not trade securities to achieve short-term capital gains,  because they would not be tax-exempt  income.  To a limited degree,  the
Fund may engage in short-term trading to attempt to take advantage of short-term market variations. It may also do so to dispose of a portfolio security prior to its maturity. That might be done if, on the basis of a revised credit evaluation of the  issuer  or other  considerations,  the Fund  believes  such  disposition advisable  or it needs to  generate  cash to  satisfy  requests  to redeem  Fund shares.  In those  cases,  the Fund may  realize a  capital  gain or loss on its investments.  The Fund's annual portfolio turnover rate normally is not expected to exceed 100%.

     Floating  Rate  and  Variable  Rate   Obligations.   Variable  rate  demand
obligations  have a demand feature that allows the Fund to tender the obligation to the issuer or a third party prior to its  maturity.  The tender may be at par value plus accrued interest, according to the terms of the obligation.

     The  interest  rate on a  floating  rate  demand  note is based on a stated
prevailing  market rate,  such as a bank's prime rate, the 91-day U.S.  Treasury
Bill rate, or some other standard,  and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand note is also based on a stated  prevailing  market rate but is adjusted  automatically at specified intervals of not less than one year. Generally, the changes in the interest rate on such  securities  reduce the  fluctuation in their market value.  As interest
rates  decrease  or  increase,   the  potential  for  capital   appreciation  or
depreciation is less than that for fixed-rate  obligations of the same maturity.
The Manager may determine that an unrated  floating rate or variable rate demand obligation  meets the Fund's  quality  standards  by reason of being backed by a letter  of credit  or  guarantee  issued  by a bank  that  meets  those  quality standards.

     Floating rate and variable rate demand notes that have a stated maturity in excess of one year may have  features  that  permit the  holder to  recover  the principal amount of the underlying security at specified intervals not exceeding one year and upon not more than 30 days' notice. The issuer of that type of note normally has a corresponding  right in its discretion,  after a given period, to prepay  the  outstanding  principal  amount of the note plus  accrued  interest.
Generally  the issuer  must  provide a specified  number of days'  notice to the holder.

     Inverse  Floaters and Other  Derivative  Investments.  Inverse floaters may offer  relatively high current income,  reflecting the spread between  long-term and short-term tax exempt  interest  rates. As long as the municipal yield curve remains  relatively steep and short-term rates remain  relatively low, owners of inverse  floaters will have the  opportunity  to earn  interest at  above-market rates because they receive  interest at the higher long-term rates but have paid for bonds with lower  short-term  rates.  If the yield curve flattens and shifts upward,  an inverse  floater will lose value more  quickly  than a  conventional long-term  bond.  The Fund  will  invest  in  inverse  floaters  to seek  higher tax-exempt  yields than are available from fixed-rate bonds that have comparable maturities and credit  ratings.  In some cases the holder of an inverse  floater may have an option to convert the floater to a  fixed-rate  bond,  pursuant to a
"rate-lock option."

     Some inverse  floaters  have a feature  known as an interest  rate "cap" as part of the terms of the  investment.  Investing in inverse  floaters  that have interest  rate caps might be part of a  portfolio  strategy to try to maintain a high current  yield for the Fund when the Fund has invested in inverse  floaters that  expose  the Fund to the risk of  short-term  interest  rate  fluctuations.
"Embedded"  caps can be used to hedge a portion of the Fund's exposure to rising interest  rates.  When  interest  rates exceed a  pre-determined  rate,  the cap generates additional cash flows that offset the decline in interest rates on the inverse floater,  and the hedge is successful.  However, the Fund bears the risk that if interest rates do not rise above the pre-determined rate, the cap (which is purchased for  additional  cost) will not provide  additional  cash flows and will expire worthless.

     Inverse floaters are a form of derivative investment.  Certain derivatives, such as options,  futures, indexed securities and entering into swap agreements, can be used to  increase or decrease  the Fund's  exposure to changing  security prices,  interest  rates or other  factors that affect the value of  securities.
However,  these  techniques  could result in losses to the Fund,  if the Manager judges  market  conditions  incorrectly  or  employs  a  strategy  that does not correlate  well with the Fund's other  investments.  These  techniques can cause losses if the counterparty does not perform its promises.  An additional risk of investing in municipal securities that are derivative  investments is that their market value could be expected to vary to a much greater  extent than the market value of  municipal  securities  that are not  derivative  investments  but have similar credit quality, redemption provisions and maturities.

     When-Issued  and  Delayed  Delivery  Transactions.  The Fund  can  purchase securities on a "when-issued" basis, and may purchase or sell such securities on a "delayed  delivery"  basis.  "When-issued"  or  "delayed  delivery"  refers to securities  whose  terms  and  indenture  are  available  and for which a market exists, but which are not available for immediate delivery.

     When  such  transactions  are  negotiated  the price  (which  is  generally expressed in yield terms) is fixed at the time the commitment is made.  Delivery and  payment  for the  securities  take  place  at a later  date.  Normally  the settlement  date is within six months of the  purchase  of  municipal  bonds and notes.  However,  the Fund may, from time to time, purchase municipal securities having a settlement  date more than six months and possibly as long as two years or more after the trade date. The securities are subject to change in value from market  fluctuation  during the settlement  period. The value at delivery may be less than the  purchase  price.  For  example,  changes in  interest  rates in a direction other than that expected by the Manager before  settlement will affect the value of such securities and may cause loss to the Fund. No income begins to accrue  to the  Fund on a  when-issued  security  until  the Fund  receives  the security at settlement of the trade.

     The Fund will engage in when-issued transactions in order to secure what is considered  to be an  advantageous  price and yield at the time of entering into the  obligation.  When the Fund  engages  in  when-issued  or  delayed  delivery transactions,  it relies on the buyer or seller, as the case may be, to complete the  transaction.  Their  failure  to do so may  cause  the  Fund  to  lose  the
opportunity   to  obtain  the  security  at  a  price  and  yield  it  considers advantageous.

     When the Fund engages in when-issued and delayed delivery transactions,  it does so for the purpose of acquiring or selling  securities  consistent with its investment  objective and policies for its portfolio or for delivery pursuant to options  contracts it has entered  into,  and not for the purposes of investment leverage.  Although  the Fund will enter into  when-issued  or  delayed-delivery purchase  transactions  to  acquire  securities,  the  Fund  may  dispose  of  a commitment  prior to settlement.  If the Fund chooses to dispose of the right to acquire a when-issued  security  prior to its  acquisition  or to dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

     At the time the Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction on its books and reflects  the value of the security  purchased.  In a sale  transaction,  it records the proceeds to be received,  in  determining  its net asset value.  The
Fund will identify on its books liquid securities at least equal to the value of purchase commitments until the Fund pays for the investment.

     When-issued transactions and forward commitments can be used by the Fund as a defensive technique to hedge against anticipated changes in interest rates and prices.  For instance,  in periods of rising  interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its  exposure  to  anticipated  falling  prices.  In periods of falling  interest  rates  and  rising  prices,  the Fund  might  sell  portfolio securities  and  purchase the same or similar  securities  on a  when-issued  or forward commitment basis, to obtain the benefit of currently higher cash yields.

     Zero-Coupon  Securities.  The Fund may buy zero-coupon and delayed interest municipal  securities.  Zero-coupon  securities  do not make  periodic  interest payments  and are sold at a deep  discount  from  their  face  value.  The buyer recognizes  a rate of  return  determined  by the  gradual  appreciation  of the security,  which is redeemed at face value on a specified  maturity  date.  This discount  depends on the time remaining  until  maturity,  as well as prevailing interest  rates,  the  liquidity of the  security and the credit  quality of the issuer.  In the absence of threats to the issuer's credit quality,  the discount typically decreases as the maturity date approaches. Some zero-coupon securities are convertible,  in that they are zero-coupon  securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

     Because zero-coupon  securities pay no interest and compound  semi-annually at the rate fixed at the time of their  issuance,  their value is generally more volatile  than the value of other  debt  securities.  Their  value may fall more dramatically than the value of  interest-bearing  securities when interest rates rise. When prevailing interest rates fall,  zero-coupon  securities tend to rise more rapidly in value because they have a fixed rate of return.

     The  Fund's  investment  in  zero-coupon  securities  may cause the Fund to recognize income and make  distributions to shareholders  before it receives any cash payments on the zero-coupon  investment.  To generate cash to satisfy those distribution  requirements,  the Fund may have to sell portfolio securities that it  otherwise  might  have  continued  to hold or to use cash  flows  from other sources such as the sale of Fund shares.

     Puts and  Standby  Commitments.  When the Fund  buys a  municipal  security subject to a standby commitment to repurchase the security, the Fund is entitled to same-day  settlement from the purchaser.  The Fund receives an exercise price equal to the amortized cost of the underlying security plus any accrued interest at the  time of  exercise.  A put  purchased  in  conjunction  with a  municipal security  enables the Fund to sell the  underlying  security  within a specified period of time at a fixed exercise price.

     The Fund might  purchase a standby  commitment or put separately in cash or it might  acquire the security  subject to the standby  commitment  or put (at a price that reflects  that  additional  feature).  The Fund will enter into these transactions  only with banks and  securities  dealers  that,  in the  Manager's opinion,  present minimal credit risks.  The Fund's ability to exercise a put or standby  commitment  will depend on the ability of the bank or dealer to pay for the  securities if the put or standby  commitment  is exercised.  If the bank or dealer should default on its  obligation,  the Fund might not be able to recover all or a  portion  of any  loss  sustained  from  having  to sell  the  security elsewhere.

     Puts  and  standby  commitments  are not  transferable  by the  Fund.  They terminate if the Fund sells the underlying  security to a third party.  The Fund intends to enter into these  arrangements  to  facilitate  portfolio  liquidity, although  such  arrangements  might  enable  the  Fund to sell a  security  at a pre-arranged  price that may be higher than the  prevailing  market price at the time the put or standby commitment is exercised. However, the Fund might refrain
from  exercising  a  put  or  standby   commitment  if  the  exercise  price  is
significantly  higher than the prevailing market price, to avoid imposing a loss on the seller that could jeopardize the Fund's business  relationships  with the seller.

     A put or standby commitment  increases the cost of the security and reduces the yield otherwise  available from the security.  Any consideration paid by the
Fund for the put or standby  commitment will be reflected on the Fund's books as unrealized  depreciation  while the put or  standby  commitment  is held,  and a realized  gain or loss  when the put or  commitment  is  exercised  or  expires.
Interest income received by the Fund from municipal  securities  subject to puts or stand-by  commitments may not qualify as tax exempt in its hands if the terms of the put or  stand-by  commitment  cause the Fund not to be treated as the tax owner of the underlying municipal securities.

     Repurchase   Agreements.   The  Fund  may  acquire  securities  subject  to
repurchase  agreements.  It may do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund  shares,  or  pending  the  settlement  of  portfolio  securities.  In a repurchase  transaction,  the Fund acquires a security from, and  simultaneously resells it to an approved vendor for delivery on an agreed upon future date. The resale  price  exceeds  the  purchase  price  by  an  amount  that  reflects  an agreed-upon  interest rate  effective for the period during which the repurchase agreement is in effect.  Approved vendors include U.S.  commercial  banks,  U.S.
branches of foreign banks or broker-dealers  that have been designated a primary dealer in government  securities,  which meet the credit requirements set by the
Manager from time to time.

     The majority of these  transactions run from day to day.  Delivery pursuant to  resale  typically  will  occur  within  one to five  days  of the  purchase.
Repurchase  agreements  having a maturity  beyond  seven days are subject to the
Fund's limits on holding illiquid  investments.  There is no limit on the amount of the Fund's assets that may be subject to repurchase  agreements of seven days or less.  They must meet credit  requirements  set by the  Manager  from time to time.

     Repurchase agreements,  considered "loans" under the Investment Company Act of 1940 (the  "Investment  Company Act"), are  collateralized  by the underlying security.  The Fund's repurchase  agreements require that at all times while the repurchase  agreement is in effect,  the collateral's value must equal or exceed the  repurchase  price to fully  collateralize  the  repayment  obligation.  The
Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value. However, if the vendor fails to pay the resale price on the delivery  date,  the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

     Pursuant  to an  Exemptive  Order  issued by the  Securities  and  Exchange
Commission (the "SEC"),  the Fund, along with other affiliated  entities managed by the Manager,  may transfer  uninvested  cash  balances into one or more joint repurchase  accounts.  These  balances  are  invested in one or more  repurchase agreements,  secured  by  U.S.  government  securities.  Securities  pledged  as collateral  for  repurchase  agreements  are held by a custodian  bank until the agreements mature.  Each joint repurchase  arrangement  requires that the market value  of the  collateral  be  sufficient  to cover  payments  of  interest  and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     Illiquid  Securities.  The Fund has  percentage  limitations  that apply to purchases  of  illiquid  securities,  as stated in the  Prospectus.  The  Fund's fundamental  policies  prohibit it from purchasing any restricted  security that would require registration with the SEC before it could be sold publicly.

     Loans of Portfolio Securities. To attempt to raise income or raise cash for liquidity  purposes,  the Fund may lend its  portfolio  securities  to  brokers, dealers and other  financial  institutions.  These loans are limited to not more than 25% of the value of the Fund's total assets.  The Fund  presently  does not intend to engage in loans of securities  that will exceed 5% of the value of the
Fund's total assets in the coming year.  Income from  securities  loans does not
constitute   exempt-interest   income  for  the  purpose  of  paying  tax-exempt
dividends.

     There are risks in  connection  with  securities  lending.  The Fund  might experience a delay in receiving  additional  collateral  to secure a loan,  or a delay in recovery of the loaned securities. The Fund must receive collateral for a loan. Under current applicable  regulatory  requirements (which are subject to change),  on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash  equivalents in which the Fund is permitted to invest.  To be acceptable as collateral,  letters of credit must  obligate a bank to pay amounts  demanded by the Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

     When it lends securities,  the Fund receives amounts equal to the dividends or  interest  on the  loaned  securities.  It also  receives  one or more of (a)
negotiated  loan fees, (b) interest on securities  used as  collateral,  and (c)
interest on  short-term  debt  securities  purchased  with the loan  collateral.
Either  type of  interest  may be  shared  with the  borrower.  The Fund may pay reasonable  finder's,  custodian and  administrative or other fees in connection with these loans. The terms of the Fund's loans must meet applicable tests under the  Internal  Revenue  Code  and  must  permit  the  Fund to  reacquire  loaned securities on five days' notice or in time to vote on any important matter.

     Borrowing  for  Leverage.   The  Investment  Company  Act  imposes  certain
restrictions on the borrowing  activities of mutual funds.  The  restrictions on borrowing are designed to protect shareholders and their investment in a fund by limiting a fund's  ability to leverage its assets.  Leverage  exists when a fund has the right to a return on an  investment  that  exceeds  the  amount the fund contributed  to the  investment.  Borrowing  money to make an  investment  is an example  of how a fund  leverages  its  assets.  The  use  of  leverage  exposes shareholders  and their  investments  in a fund to a greater  risk of loss.  For example,  borrowing  may cause the value of a fund's  shares to be more volatile than if the fund did not borrow.  The Fund's  borrowing  policy is a fundamental investment  policy.  Currently,  under the Investment Company Act, a mutual fund may  borrow  only from  banks  and the  maximum  amount  it may  borrow is up to one-third  of  its  total  assets  (including  the  amount  borrowed)  less  all liabilities and indebtedness  other than borrowing.  The Fund may also borrow up to 5% of its total  assets for  temporary  purposes  from any person.  Under the
Investment  Company  Act,  there  is a  rebuttable  presumption  that a loan  is temporary if it is repaid within 60 days and not extended or renewed.

     The Fund will pay interest on these loans,  and that interest  expense will raise the  overall  expenses  of the Fund and  reduce  its  returns.  If it does borrow,  its expenses will be greater than  comparable  funds that do not borrow for  leverage.  The interest on a loan might be more (or less) than the yield on the securities  purchased with the loan proceeds.  Additionally,  the Fund's net asset  value  per share  might  fluctuate  more  than that of funds  that do not borrow.

     Hedging. The Fund may use hedging to attempt to protect against declines in the market value of its portfolio, to permit the Fund to retain unrealized gains in the value of portfolio  securities  that have  appreciated,  or to facilitate selling securities for investment reasons. To do so the Fund may:

     |_| sell interest rate futures or municipal bond index futures,

     |_| buy puts on such futures or securities, or

     |_|  write  covered  calls  on  securities,  broadly-based  municipal  bond indices,  interest rate futures or municipal bond index  futures.  Covered calls may also be written on debt securities to attempt to increase the Fund's income, but that income would not be tax-exempt.  Therefore it is unlikely that the Fund would write covered calls for that purpose.

     The  Fund  may  also  use  hedging  to  establish  a  position  in the debt securities  market as a temporary  substitute  for  purchasing  individual  debt securities. In that case the Fund will normally seek to purchase the securities, and then terminate  that hedging  position.  For this type of hedging,  the Fund may:

              buy interest rate futures or municipal bond index futures, or buy calls on such futures or on securities.

     The Fund is not  obligated  to use hedging  instruments,  even though it is permitted  to use them in the  Manager's  discretion,  as described  below.  The
Fund's  strategy  of  hedging  with  futures  and  options  on  futures  will be incidental to the Fund's  investment  activities in the underlying  cash market.
The particular  hedging  instruments the Fund can use are described  below.  The
Fund may employ new hedging  instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment  objective and are permissible under applicable regulations governing the Fund.

     Futures.  The Fund  may buy and sell  futures  contracts  relating  to debt securities  (these are called  "interest  rate  futures"),  on individual  stock
("single  stock  futures") and municipal  bond indices (these are referred to as
"municipal bond index futures").

     An interest rate future  obligates the seller to deliver (and the purchaser to  take)  cash or a  specific  type of debt  security  to  settle  the  futures transaction.  Either party could also enter into an offsetting contract to close out the futures position.

     Similarly,  a single stock future  obligates the seller to deliver (and the purchaser  to take) cash or a  specified  equity  security to settle the futures transaction.  Either party could also enter into an offsetting contract to close out the  position.  Single  stock  futures  trade on a very  limited  number  of exchanges, with contracts typically not fungible among the exchanges.

     A "municipal bond index" assigns  relative values to the municipal bonds in the index, and is used as the basis for trading long-term municipal bond futures contracts.  Municipal  bond index  futures are similar to interest  rate futures except that  settlement is made only in cash. The obligation  under the contract may also be satisfied by entering into an offsetting  contract.  The  strategies which the Fund  employs in using  municipal  bond index  futures  are similar to those with regard to interest rate futures.

     Upon  entering  into a futures  transaction,  the Fund will be  required to deposit an initial margin payment in cash or U.S. government securities with the futures commission merchant (the "futures broker"). Initial margin payments will be deposited  with the Fund's  custodian  bank in an account  registered  in the futures  broker's  name.  However,  the  futures  broker can gain access to that account  only under  certain  specified  conditions.  As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value,  subsequent margin payments,  called variation margin, will be paid to or by the futures broker daily.

     At any time prior to the  expiration  of the future,  the Fund may elect to close out its  position  by taking an  opposite  position  at which time a final determination  of variation margin is made and additional cash is required to be paid by or released to the Fund.  Any gain or loss is then  realized by the Fund on the future for tax  purposes.  Although  interest rate futures by their terms call for  settlement  by the  delivery  of debt  securities,  in most  cases the obligation  is fulfilled  without such  delivery by entering  into an offsetting transaction.  All futures  transactions  are effected  through a clearing  house associated with the exchange on which the contracts are traded.

     The Fund may  concurrently  buy and sell  futures  contracts  in a strategy anticipating  that the future the Fund  purchased  will perform  better than the future the Fund sold. For example, the Fund might buy municipal bond futures and concurrently  sell U.S.  Treasury Bond futures (a type of interest rate future).
The Fund would benefit if municipal bonds  outperform  U.S.  Treasury Bonds on a duration-adjusted basis.

     Duration is a volatility  measure  that refers to the  expected  percentage change in the value of a bond resulting from a change in general  interest rates
(measured  by each 1%  change  in the rates on U.S.  Treasury  securities).  For example,  if a bond has an effective  duration of three years,  a 1% increase in general  interest  rates  would be  expected  to cause  the value of the bond to decline about 3%. There are risks that this type of futures strategy will not be successful.  U.S.  Treasury  bonds might perform  better on a  duration-adjusted basis than municipal  bonds,  and the assumptions  about duration that were used might be incorrect (in this case,  the duration of municipal  bonds  relative to
U.S. Treasury Bonds might have been greater than anticipated).

     Put and  Call  Options.  The Fund  may buy and  sell  certain  kinds of put options (puts) and call options (calls). These strategies are described below.

Writing  Covered Call Options.  The Fund may write (that is, sell) call options.
The Fund's call writing is subject to a number of restrictions:

(1) After the Fund writes a call,  not more than 25% of the Fund's  total assets may be subject to calls.

(2) Calls the Fund sells must be listed on a securities or commodities  exchange or quoted on NASDAQ, the automated  quotation system of The NASDAQ Stock Market,
Inc. or traded in the over-the-counter market.

(3) Each call the Fund writes must be "covered"  while it is  outstanding.  That means the Fund must own the investment on which the call was written.

(4) The Fund may write calls on futures contracts whether or not it owns them.

     When the Fund writes a call on a security,  it receives  cash (a  premium).
The  Fund  agrees  to  sell  the  underlying  investment  to  a  purchaser  of a corresponding  call on the  same  security  during  the call  period  at a fixed exercise price  regardless of market price changes  during the call period.  The call period is usually not more than nine months.  The exercise price may differ from the market price of the underlying security. The Fund has retained the risk of loss that the price of the  underlying  security may decline  during the call period. That risk may be offset to some extent by the premium the Fund receives.
If the value of the investment  does not rise above the call price, it is likely that the call will lapse  without being  exercised.  In that case the Fund would keep the cash premium and the investment.

     The Fund's Custodian,  or a securities depository acting for the Custodian, will act as the Fund's  escrow  agent  through  the  facilities  of the  Options
Clearing  Corporation  ("OCC"),  as to the  investments  on  which  the Fund has written calls traded on exchanges,  or as to other acceptable escrow securities.
In that way, no margin will be required for such transactions.  OCC will release the securities on the expiration of the calls or upon the Fund's entering into a closing purchase transaction.

     When the Fund writes an over-the-counter ("OTC") option, it will enter into an  arrangement  with a primary  U.S.  Government  securities  dealer which will establish  a formula  price at which the Fund  will have the  absolute  right to repurchase  that OTC option.  The formula  price would  generally  be based on a multiple of the premium  received  for the option,  plus the amount by which the option is exercisable  below the market price of the  underlying  security (that is, the option is  "in-the-money").  When the Fund writes an OTC option, it will treat as illiquid (for purposes of its  restriction on illiquid  securities) the mark-to-market  value of any OTC option held by it, unless the option is subject to a buy-back  agreement by the executing broker.  The SEC is evaluating whether
OTC options  should be considered  liquid  securities.  The procedure  described above could be affected by the outcome of that evaluation.

     To terminate its obligation on a call it has written, the Fund may purchase a corresponding  call in a "closing  purchase  transaction."  The Fund will then realize a profit or loss,  depending  upon  whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote was more or less  than the  price of the call the Fund  purchased  to close  out the transaction.  A profit  may also be  realized  if the call  lapses  unexercised, because the Fund retains the underlying investment and the premium received. Any such profits are considered  short-term  capital gains for Federal tax purposes, as are premiums on lapsed calls.  When  distributed by the Fund they are taxable as ordinary income.

     The Fund may also  write  calls on  futures  contracts  without  owning the futures contract or securities  deliverable under the contract. To do so, at the time the call is written,  the Fund must cover the call by segregating in escrow an equivalent dollar value of liquid assets. The Fund will segregate  additional liquid  assets if the  value of the  escrowed  assets  drops  below  100% of the current  value  of  the  future.  Because  of  this  escrow  requirement,  in no circumstances  would the Fund's receipt of an exercise  notice as to that future put the Fund in a "short" futures position.

     Purchasing  Puts and  Calls.  The Fund may buy  calls  only on  securities, broadly-based municipal bond indices,  municipal bond index futures and interest rate  futures.  It may also buy  calls to close  out a call it has  written,  as discussed  above.  Calls  the  Fund  buys  must be  listed  on a  securities  or commodities  exchange,  or quoted on NASDAQ,  or traded in the  over-the-counter market.  A call or put option must not be purchased if the purchase  would cause the  value of all the  Fund's  put and call  options  to  exceed 5% of its total assets.

     When  the  Fund  purchases  a  call  (other  than  in  a  closing  purchase transaction),  it pays a premium. For calls on securities that the Fund buys, it has the right to buy the underlying  investment from a seller of a corresponding call on the same  investment  during the call period at a fixed exercise  price.
The Fund  benefits  only if (1) the call is sold at a profit  or (2) the call is exercised when the market price of the underlying investment is above the sum of the exercise price plus the transaction  costs and premium paid for the call. If the call is not either  exercised or sold (whether or not at a profit),  it will become  worthless at its  expiration  date.  In that case the Fund will lose its premium payment and the right to purchase the underlying investment.

     Calls on municipal  bond indices,  interest rate futures and municipal bond index  futures  are settled in cash rather  than by  delivering  the  underlying investment.  Gain or loss depends on changes in the  securities  included in the index in question  (and thus on price  movements in the debt  securities  market generally) rather than on changes in price of the individual futures contract.

     The Fund may buy only those puts that  relate to  securities  that the Fund owns,  broadly-based  municipal  bond indices,  municipal  bond index futures or interest rate futures  (whether or not the Fund owns the futures).  The Fund may not sell puts other than puts it has previously purchased.

     When the Fund  purchases  a put,  it pays a premium.  The Fund then has the right to sell the underlying  investment to a seller of a  corresponding  put on the same  investment  during the put period at a fixed exercise  price.  Puts on municipal  bond  indices are settled in cash.  Buying a put on a debt  security, interest rate future or municipal  bond index future the Fund owns enables it to protect  itself  during  the put  period  against a decline  in the value of the underlying  investment  below the  exercise  price.  If the market  price of the underlying  investment  is equal to or above the exercise  price and as a result the put is not  exercised  or  resold,  the put  will  become  worthless  at its expiration  date.  In that case the Fund will lose its  premium  payment and the right to sell the underlying  investment.  A put may be sold prior to expiration
(whether or not at a profit).

     Risks of Hedging with Options and Futures.  The use of hedging  instruments requires  special  skills  and  knowledge  of  investment  techniques  that  are different than what is required for normal portfolio management.  If the Manager uses a  hedging  instrument  at the  wrong  time  or  judges  market  conditions incorrectly,  hedging  strategies may reduce the Fund's returns.  The Fund could also experience  losses if the prices of its futures and options  positions were not correlated with its other investments.

     The Fund's option  activities  may affect its  portfolio  turnover rate and brokerage  commissions.  The exercise of calls written by the Fund may cause the
Fund to sell related  portfolio  securities,  thus increasing its turnover rate.
The exercise by the Fund of puts on securities will cause the sale of underlying investments,  increasing  portfolio  turnover.  Although the decision whether to exercise a put it holds is within the Fund's control,  holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

     The Fund may pay a  brokerage  commission  each time it buys a call or put, sells a call or put, or buys or sells an  underlying  investment  in  connection with the exercise of a call or put. Such commissions may be higher on a relative basis than the  commissions  for  direct  purchases  or sales of the  underlying investments. Premiums paid for options are small in relation to the market value of the underlying  investments.  Consequently,  put and call options offer large amounts of leverage.  The leverage offered by trading in options could result in the Fund's net asset value being more  sensitive  to changes in the value of the underlying investment.

     If a covered call written by the Fund is  exercised on an  investment  that has increased in value,  the Fund will be required to sell the investment at the call  price.  It will not be able to realize  any profit if the  investment  has increased in value above the call price.

     There is a risk in using short hedging by selling interest rate futures and municipal  bond index  futures or purchasing  puts on municipal  bond indices or futures  to  attempt  to  protect  against  declines  in the value of the Fund's securities.  The risk is that the prices of such futures or the applicable index will  correlate  imperfectly  with the  behavior  of the cash (that is,  market)
prices of the Fund's securities. It is possible for example, that while the Fund has used hedging  instruments  in a short hedge,  the market may advance and the value of debt  securities  held in the Fund's  portfolio  may  decline.  If that occurred,  the  Fund  would  lose  money  on the  hedging  instruments  and also experience a decline in value of its debt securities.  However, while this could occur over a brief  period or to a very small  degree,  over time the value of a diversified portfolio of debt securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

     The risk of  imperfect  correlation  increases  as the  composition  of the
Fund's portfolio diverges from the securities  included in the applicable index.
To compensate  for the imperfect  correlation  of movements in the price of debt securities  being hedged and movements in the price of the hedging  instruments, the Fund may use hedging  instruments in a greater dollar amount than the dollar amount  of debt  securities  being  hedged.  It  might  do so if the  historical volatility of the prices of the debt securities being hedged is greater than the historical volatility of the applicable index.

     The ordinary  spreads  between  prices in the cash and futures  markets are subject to distortions  due to differences in the natures of those markets.  All
participants   in  the  futures  markets  are  subject  to  margin  deposit  and
maintenance   requirements.   Rather  than  meeting  additional  margin  deposit
requirements,  investors  may close out  futures  contracts  through  offsetting transactions  which could distort the normal  relationship  between the cash and futures markets. From the point of view of speculators, the deposit requirements in the  futures  markets  are  less  onerous  than  margin  requirements  in the securities  markets.  Therefore,  increased  participation by speculators in the futures markets may cause temporary price distortions.

     The Fund  may use  hedging  instruments  to  establish  a  position  in the municipal  securities  markets as a  temporary  substitute  for the  purchase of individual  securities  (long  hedging).  It is  possible  that the  market  may decline.  If the Fund then concludes not to invest in such securities because of concerns that there may be further market decline or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the purchase price of the securities.

     An  option  position  may be  closed  out  only on a market  that  provides secondary  trading for options of the same series.  There is no assurance that a liquid  secondary market will exist for a particular  option.  If the Fund could not effect a closing  purchase  transaction due to a lack of a market,  it would have to hold the callable investment until the call lapsed or was exercised, and could experience losses.

     Interest Rate Swap  Transactions.  In an interest  rate swap,  the Fund and another  party  exchange  their  right to  receive  or their  obligation  to pay interest on a security.  For example,  they may swap a right to receive floating rate  payments  for fixed  rate  payments.  The Fund  enters  into swaps only on securities it owns.  The Fund may not enter into swaps with respect to more than
25% of its total assets.  Also, the Fund will  segregate  liquid assets (such as cash or U.S.  Government  securities)  to cover any  amounts  it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed. Income from interest rate swaps may be taxable.

     Swap agreements  entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will have been greater than those received by
it. Credit risk arises from the possibility that the counterparty  will default.
If the  counterparty  to an interest  rate swap  defaults,  the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

     The Fund will enter into swap transactions with appropriate  counterparties pursuant to master netting agreements.  A master netting agreement provides that all swaps done between the Fund and that counterparty under the master agreement shall be regarded as parts of an integral agreement.  If on any date amounts are payable under one or more swap transactions, the net amount payable on that date shall be paid. In addition, the master netting agreement may provide that if one party  defaults  generally or on one swap,  the  counterparty  may terminate the swaps with that party.  Under master netting  agreements,  if there is a default resulting  in a loss to one  party,  that  party's  damages  are  calculated  by reference to the average cost of a  replacement  swap with respect to each swap.
The  gains  and  losses on all  swaps  are then  netted,  and the  result is the counterparty's gain or loss on termination. The termination of all swaps and the netting  of  gains  and  losses  on  termination  is  generally  referred  to as
"aggregation."

|X| Regulatory Aspects of Hedging  Instruments.  The Commodities Futures Trading
Commission (the "CFTC")  recently  eliminated  limitations on futures trading by
certain  regulated  entities  including  registered   investment  companies  and
consequently  registered  investment  companies may engage in unlimited  futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator.  The Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity  Exchange Act
("CEA").  The Fund may use futures  and  options  for  hedging  and  non-hedging purposes to the extent consistent with its investment  objective,  internal risk management  guidelines  adopted by the Fund's investment advisor (as they may be amended from time to time), and as otherwise set forth in the Fund's  prospectus or this statement of additional information.

     Transactions in options by the Fund are subject to limitations  established by the option exchanges.  The exchanges limit the maximum number of options that may be  written or held by a single  investor  or group of  investors  acting in concert.  Those limits apply  regardless  of whether the options were written or purchased  on the  same  or  different  exchanges,  or are  held  in one or more accounts  or through  one or more  different  exchanges  or through  one or more brokers.  Thus,  the  number of  options  that the Fund may write or hold may be affected  by  options  written  or  held  by  other  entities,  including  other investment  companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's  adviser).  The exchanges also impose position limits on futures  transactions.  An exchange  may order the  liquidation  of positions found to be in violation of those limits and may impose certain other sanctions.

     Under  interpretations  of staff  members of the SEC  regarding  applicable provisions of the  Investment  Company Act, when the Fund  purchases an interest rate future or municipal  bond index future,  it must  segregate cash or readily marketable  short-term debt instruments in an amount equal to the purchase price of the future,  less the margin deposit  applicable to it. The account must be a segregated account or accounts held by its custodian bank.

     Interfund   Borrowing  and  Lending   Arrangements.   Consistent  with  its
fundamental  policies and pursuant to an exemptive  order issued by the SEC, the
Fund may engage in  borrowing  and  lending  activities  with other funds in the
OppenheimerFunds  complex.  Borrowing money from affiliated funds may afford the
Fund the flexibility to use the most  cost-effective  alternative to satisfy its borrowing  requirements.  Lending money to an affiliated fund may allow the Fund to  obtain  a  higher  rate of  return  than it  could  from  interest  rates on alternative short-term investments. Implementation of interfund lending is being accomplished consistent with applicable regulatory  requirements,  including the provisions of the SEC order.

     Interfund Borrowing.  The Fund will not borrow from affiliated funds unless the terms of the  borrowing  arrangement  are at least as favorable as the terms the Fund could  otherwise  negotiate with a third party. To assure that the Fund will  not be  disadvantaged  by  borrowing  from  an  affiliated  fund,  certain safeguards  are being  implemented.  Examples  of these  safeguards  include the following:

o the Fund will not borrow money from affiliated  funds unless the interest rate is more favorable than available bank loan rates;

o the  Fund's  borrowing  from  affiliated  funds  must be  consistent  with its investment objective and investment policies;

o the loan rates will be the average of the overnight  repurchase agreement rate available through the OppenheimerFunds  joint repurchase agreement account and a
pre-established   formula  based  on  quotations  from   independent   banks  to
approximate  the lowest  interest rate at which bank loans would be available to the Fund;

o if the Fund has  outstanding  borrowings  from all sources greater than 10% of its  total  assets,  then the  Fund  must  secure  each  additional  outstanding interfund loan by segregating liquid assets of the Fund as collateral;

o the Fund cannot borrow from an affiliated  fund in excess of 125% of its total redemptions for the preceding seven days;

o each interfund loan may be repaid on any day by the Fund; and

o the Trustees  will be provided  with a report of all  interfund  loans and the
Trustees   will  monitor  all  such   borrowings   to  ensure  that  the  Fund's
participation is appropriate.

     There is a risk that a borrowing fund could have a loan called on one days'
notice.  In that  circumstance,  the Fund might have to borrow  from a bank at a higher  interest  cost  if  money  to  lend  were  not  available  from  another
Oppenheimer fund.

     Interfund  Lending.  To assure that the Fund will not be  disadvantaged  by making loans to affiliated  funds,  certain  safeguards  are being  implemented.
Examples of these safeguards include the following:

o the Fund will not lend money to  affiliated  funds unless the interest rate on such loan is determined to be reasonable under the circumstances;

o the Fund may not make interfund loans in excess of 15% of its net assets;

o an interfund loan to any one affiliated fund shall not exceed 5% of the Fund's net assets;

o an interfund loan may not be outstanding for more than seven days;

o each interfund loan may be called on one business day's notice; and

o the  Manager  will  provide  the  Trustees  reports  on  all  interfund  loans demonstrating that the Fund's  participation is appropriate and that the loan is consistent with its investment objectives and policies.

     When the Fund lends assets to another  affiliated fund, the Fund is subject to the risk that the borrowing fund might fail to repay the loan.

     Temporary  Defensive and Interim  Investments.  The securities the Fund may invest in for temporary defensive purposes include the following:

|_| short-term municipal securities;

|_| obligations  issued or guaranteed by the U.S.  Government or its agencies or instrumentalities;

|_|  corporate  debt  securities  rated  within  the three  highest  grades by a nationally recognized rating agency;

|_|  commercial  paper  rated "A-1" by S&P,  or a  comparable  rating by another nationally recognized rating agency; and

|_| certificates of deposit of domestic banks with assets of $1 billion or more.

     Taxable Investments.  While the Fund can invest up to 20% of its net assets in  investments  that  generate  income  subject  to income  taxes,  it does not anticipate  investing  substantial  amounts of its assets in taxable investments under normal market  conditions or as part of its normal trading  strategies and policies. To the extent it invests in taxable securities,  the Fund would not be able to met its objective of providing  tax exempt  income to its  shareholders.
Taxable  investments  include,  for  example,  hedging  instruments,  repurchase agreements,  and the  types of  securities  the  Fund  would  buy for  temporary defensive purposes.

         Investment Restrictions

          What  Are  "Fundamental  Policies?"  Fundamental  policies  are  those policies  that the Fund has adopted to govern its  investments  that can be changed only by the vote of a "majority" of the Fund's  outstanding  voting securities.  Under the  Investment  Company Act, such a "majority"  vote is defined as the vote of the holders of the lesser of:

|_| 67% or more of the shares  present or  represented by proxy at a shareholder meeting,  if the holders of more than 50% of the outstanding  shares are present or represented by proxy, or

|_| more than 50% of the outstanding shares.

          The  Fund's  investment  objective  is  a  fundamental  policy.  Other policies  described  in the  Prospectus  or this  Statement  of  Additional
     Information  are  "fundamental"  only if they are  identified as such.  The
     Fund's  Board of  Trustees  can  change  non-fundamental  policies  without shareholder approval.  However,  significant changes to investment policies will be  described  in  supplements  or updates to the  Prospectus  or this
     Statement  of  Additional  Information,  as  appropriate.  The Fund's  most significant investment policies are described in the Prospectus.

|X| Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund:

|_| The Fund  cannot  invest  in  securities  or other  investments  other  than municipal  securities,  the temporary  investments  described in its Prospectus, repurchase agreements,  covered calls, private activity municipal securities and hedging  instruments  described  in "About the Fund" in the  Prospectus  or this
Statement of Additional Information.

|_| The Fund cannot make loans,  except to the extent  permitted  under the 1940
Act, the rules or  regulations  thereunder  or any exemption  therefrom  that is applicable to the Fund, as such statute,  rules or regulations may be amended or interpreted from time to time.

|_| The Fund may not borrow money, except to the extent permitted under the 1940
Act, the rules or  regulations  thereunder  or any exemption  therefrom  that is applicable to the Fund, as such statute,  rules or regulations may be amended or interpreted from time to time.

|_| The Fund cannot buy securities or other instruments  issued or guaranteed by any one  issuer  if more  than 5% of its  total  assets  would  be  invested  in securities or other instruments of that issuer or if it would then own more than
10% of that issuer's voting  securities.  This limitation  applies to 75% of the
Fund's total assets.  The limit does not apply to securities issued or guranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies.

|_| The Fund cannot invest 25% or more of its total assets in any industry. That limit does not apply to securities  issued or guaranteed by the U.S.  Government or its  agencies  and  instrumentalities  or  securities  issued  by  investment companies. Nor does that limit apply to municipal securities in general.

|_| The Fund cannot  invest in real estate,  physical  commodities  or commodity contracts,  except to the  extent  permitted  under  the 1940 Act,  the rules or regulations  thereunder or any exemption  therefrom,  as such statute,  rules or regulations may be amended or interpreted from time to time.

The Fund cannot issue any bonds, debentures or senior equity securities.

|X| Does the Fund Have Additional Non-Fundamental Policies?

          The Fund currently has an operating policy (which is not a fundamental policy but will not be changed without the approval of a shareholder  vote)
     that  prohibits  the Fund from issuing  senior  securities.  However,  that policy does not  prohibit  certain  activities  that are  permitted  by the
     Fund's other policies, including borrowing,  entering into delayed-delivery and when-issued  arrangements for portfolio  securities  transactions,  and entering into contracts to buy or sell  derivatives,  hedging  instruments, options, futures and the related margin,  collateral or escrow arrangements permitted under its other investment policies.

|_| The Fund  cannot  invest  more  than 10% of its net  assets in  illiquid  or restricted securities (including repurchase agreements maturing beyond seven (7)
days).

|_| The Fund cannot invest in securities of other investment  companies,  except to the extent permitted under the 1940 Act, the rules or regulations  thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Also, the Fund cannot invest in the securities of other registered investment companies or registered unit investment trusts in reliance  on  sub-paragraph  (F) or (G) of section  12(d)(1)  of the  Investment
Company Act of 1940. The Fund would be permitted under this policy to invest its assets in the securities of one or more open-end management investment companies for which the Manager,  one of its  affiliates or a successor is the  investment advisor or sub-advisor.  That fund must have  substantially the same fundamental investment objective, policies and limitations as the Fund.

|_| The Fund will not invest in municipal  securities the interest on which (and thus a proportionate  share of the  exempt-interest  dividends paid by the Fund)
would be subject to the  Federal  alternative  minimum  tax on  individuals  and corporations.

Unless the  Prospectus  or Statement  of  Additional  Information  states that a percentage  restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment (except in the case of borrowing and investments in illiquid securities). In that case the Fund need not sell securities to meet the percentage limits if the value of the investment  increases in proportion to the size of the Fund.

Diversification.  The  Fund  intends  to be  "diversified"  as  defined  in  the
Investment  Company Act and to satisfy the  restrictions  against  investing too much of its assets in any "issuer" as set forth in the  restrictions  above.  In implementing  this  policy,  the  identification  of the  issuer of a  municipal security  depends on the terms and  conditions of the security.  When the assets and  revenues  of an  agency,  authority,  instrumentality  or  other  political subdivision  are  separate  from  those of the  government  creating  it and the security is backed only by the assets and revenues of the  subdivision,  agency, authority or instrumentality,  the latter would be deemed to be the sole issuer.
Similarly,  if an industrial  development  bond is backed only by the assets and revenues of the non-governmental  user, then that user would be deemed to be the sole issuer.  However,  if in either case the creating  government or some other entity  guarantees  a security,  the  guarantee  would be  considered a separate security and would be treated as an issue of such government or other entity.

Applying the Restriction Against  Concentration.  To implement its policy not to concentrate its investments,  the Fund has adopted the industry  classifications set forth in  Appendix B to this  Statement  of  Additional  Information.  Those industry classifications are not a fundamental policy.

          In implementing  the Fund's policy not to concentrate its investments, the Manager will consider a non-governmental user of facilities financed by industrial  development  bonds as being in a particular  industry.  That is done even though the bonds are municipal  securities,  as to which the Fund
     has  no  concentration   limitation.   Although  this  application  of  the
     concentration  restriction is not a fundamental policy of the Fund, it will not be changed without shareholder approval.

          The Manager has no present intention of investing more than 25% of the total  assets of the Fund in  securities  of  issuers  located  in the same state, or in securities  paying  interest  derived from revenues of similar types of projects. Neither of these is a fundamental policy, and therefore, either of them may be changed without shareholder approval. Should any such
     change  occur,   the   Prospectus   and/or  this  Statement  of  Additional
     Information will be supplemented or revised to reflect the change.

How the Fund Is Managed

Organization  and  History.  The  Fund is an  open-end,  diversified  management investment  company with an unlimited number of authorized  shares of beneficial interest.  The Fund was  originally  incorporated  in  Maryland  in 1976 but was reorganized  in 1987 as a  Massachusetts  business  trust.  Prior to November 7,
2003, it was named "Oppenheimer Municipal Bond Fund".

|X|  Classes  of  Shares.  The  Trustees  are  authorized,  without  shareholder approval,  to create  new  series  and  classes  of  shares.  The  Trustees  may reclassify  unissued  shares of the Fund into  additional  series or  classes of shares.  The  Trustees  also may divide or combine  the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a  shareholder  in the Fund.  Shares do not have  cumulative  voting rights or preemptive or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

The Fund  currently has three classes of shares:  Class A, Class B, Class C. All classes invest in the same investment portfolio. Each class of shares:

o has its own dividends and distributions,

o pays certain expenses which may be different for the different classes,

o may have a different net asset value,

o may have separate voting rights on matters in which interests of one class are different from interests

of another class, and

o votes as a class on matters that affect that class alone.

          Shares are freely  transferable,  and each share of each class has one vote at shareholder meetings,  with fractional shares voting proportionally on matters  submitted to the vote of  shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

|X| Meetings of Shareholders. As a Massachusetts business trust, the Fund is not required  to  hold,  and  does not plan to  hold,  regular  annual  meetings  of shareholders,  but may do so from  time to  time on  important  matters  or when required  to do so by the  Investment  Company  Act  or  other  applicable  law.
Shareholders have the right, upon a vote or declaration in writing of two-thirds of the  outstanding  shares of the Fund,  to remove a Trustee  or to take  other action described in the Fund's Declaration of Trust.

          The  Trustees  will  call a  meeting  of  shareholders  to vote on the removal of a Trustee upon the written  request of the record holders of 10%
     of its outstanding  shares. If the Trustees receive a request from at least
     10  shareholders   stating  that  they  wish  to  communicate   with  other
     shareholders  to request a meeting to remove a Trustee,  the Trustees  will then either make the Fund's shareholder list available to the applicants or mail  their  communication  to all other  shareholders  at the  applicants'
     expense.  The shareholders  making the request must have been  shareholders for at least six months and must hold  shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's  outstanding  shares. The
     Trustees may also take other action as permitted by the Investment  Company
     Act.

          Shareholder  and Trustee  Liability.  The Fund's  Declaration of Trust
     contains an express  disclaimer of shareholder or Trustee liability for the
     Fund's obligations.  It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder  held personally liable for its obligations.  The Declaration of Trust also states that upon request,  the Fund  shall  assume the  defense of any claim made  against a shareholder  for any act or  obligation  of the Fund and shall  satisfy any judgment  on that  claim.  Massachusetts  law  permits a  shareholder  of a business  trust  (such  as the  Fund)  to be held  personally  liable  as a
     "partner"  under  certain  circumstances.  However,  the  risk  that a Fund shareholder will incur financial loss from being held liable as a "partner"
     of the Fund is limited to the relatively remote  circumstances in which the
     Fund would be unable to meet its obligations.

          The  Fund's  contractual  arrangements  state  that any  person  doing business with the Fund (and each  shareholder of the Fund) agrees under its
     Declaration  of  Trust  to  look  solely  to the  assets  of the  Fund  for satisfaction of any claim or demand that may arise out of any dealings with the Fund.  Additionally,  the Trustees shall have no personal  liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight  Committees.  The Fund is governed by a Board of
Trustees,  which is responsible  for  protecting  the interests of  shareholders under  Massachusetts law. The Trustees meet periodically  throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

          The Board of Trustees has an Audit Committee, a Regulatory & Oversight
     Committee,  a  Governance  Committee  and  a  Proxy  Committee.  The  Audit
     Committee is comprised solely of Independent  Trustees.  The members of the
     Audit  Committee  are Joel  Motley  (Chairman),  Edward V.  Regan,  Kenneth
     Randall and Mary Miller.  The Audit  Committee  held 6 meetings  during the
     Fund's fiscal year ended July 31, 2004.  The Audit  Committee  provides the
     Board  with   recommendations   regarding   the  selection  of  the  Fund's
     independent  registered  public  accounting  firm. The Audit Committee also reviews the scope and results of audits and the audit fees charged, reviews reports  from the Fund's  independent  registered  public  accounting  firm concerning  the Fund's  internal  accounting  procedures,  and controls and reviews reports of the Manager's  internal  auditor,  among other duties as set forth in the Committee's charter.

          The  members of the  Regulatory  & Oversight  Committee  are Robert G.
     Galli  (Chairman),  Joel Motley and Phillip  Griffiths.  The  Regulatory  &
     Oversight  Committee  held 6 meetings  during the Fund's  fiscal year ended
     July 31, 2004. The Regulatory & Oversight  Committee  evaluates and reports to  the  Board  on  the  Fund's  contractual  arrangements,  including  the
     Investment Advisory and Distribution  Agreements,  transfer and shareholder service  agreements  and  custodian  agreements as well as the policies and procedures  adopted by the Fund to comply with the  Investment  Company Act and  other  applicable  law,  among  other  duties  as  set  forth  in  the
     Committee's charter.

          The  members  of  the  Governance   Committee  are  Phillip  Griffiths
     (Chairman),  Kenneth  Randall and Russell S.  Reynolds,  Jr. The Governance
     Committee  held 5 meetings  during the  Fund's  fiscal  year ended July 31,
     2004. The Governance  Committee reviews the Fund's  governance  guidelines, the  adequacy of the Fund's  Codes of Ethics,  and  develops  qualification
     criteria  for  Board  members   consistent   with  the  Fund's   governance
     guidelines, among other duties set forth in the Committee's charter.

          The  members of the Proxy  Committee  are Edward V. Regan  (Chairman),
     Russell S.  Reynolds Jr. and John V.  Murphy.  The Proxy  Committee  held 1 meeting  during the Fund's  fiscal  year  ended  July 31,  2004.  The Proxy
     Committee  provides  the Board with  recommendations  for proxy  voting and monitors proxy voting by the Fund.

          Trustees and Officers of the Fund. Except for Mr. Murphy,  each of the
     Trustees is an "Independent  Trustee" under the Investment Company Act. Mr.
     Murphy  is an  "Interested  Trustee,"  because  he is  affiliated  with the
     Manager  by virtue of his  positions  as an  officer  and  director  of the
     Manager, and as a shareholder of its parent company.

          The Fund's  Trustees and officers  and their  positions  held with the
     Fund  and  length  of  service  in such  position(s)  and  their  principal occupations and business affiliations during the past five years are listed in the chart below.  The  information  for the Trustees  also  includes the dollar range of shares of the Fund as well as the aggregate dollar range of shares  beneficially  owned in any of the Oppenheimer funds overseen by the
     Trustees.  All of the  Trustees  are  also  trustees  or  directors  of the following  publicly  offered  Oppenheimer  funds  (referred  to as "Board I
     Funds"):

Oppenheimer AMT-Free Municipals                 Oppenheimer Global Fund
Oppenheimer AMT-Free New York Municipals        Oppenheimer Global Opportunities
                                                        Fund
Oppenheimer California Municipal Fund           Oppenheimer Gold & Special
                                                        Minerals Fund
Oppenheimer Balanced Fund                       Oppenheimer Growth Fund
Oppenheimer Capital Appreciation Fund           Oppenheimer International Growth
                                                        Fund
Oppenheimer Capital Preservation Fund           Oppenheimer International Small
                                                        Company Fund
Oppenheimer Developing Markets Fund             Oppenheimer Money Market Fund,
                                                        Inc.
Oppenheimer Discovery Fund                      Oppenheimer Multi-Sector Income
                                                        Trust
Oppenheimer Emerging Growth Fund                Oppenheimer Multi-State Municipal
                                                        Trust
Oppenheimer Emerging Technologies Fund          Oppenheimer Series Fund, Inc.
Oppenheimer Enterprise Fund                   Oppenheimer U.S. Government Trust

                                                                                                                      ---

          In addition  to being a trustee or director of the Board I Funds,  Mr.
     Galli  is  also  a  director  or  trustee  of 10  other  portfolios  in the
     OppenheimerFunds complex. Present or former officers,  directors,  trustees and employees (and their immediate family members) of the Fund, the Manager and its  affiliates,  and  retirement  plans  established by them for their employees  are  permitted  to  purchase  Class A shares of the Fund and the other Oppenheimer funds at net asset value without sales charge.  The sales charges on Class A shares is waived for that group because of the economies of sales efforts realized by the Distributor.

          Messrs. Fielding,  Murphy, Petersen,  Vandahey,  Vottiero,  Wixted and
     Zack, and Mses. Bloomberg,  Ives and Lee respectively hold the same offices with one or more of the other Board I Funds as with the Fund.  As of August
     30,  2004,  the Trustees  and  officers of the Fund,  as a group,  owned of record or  beneficially  less than 1% of each  class of shares of the Fund.
     The foregoing  statement  does not reflect  ownership of shares of the Fund held of record by an employee  benefit  plan for  employees of the Manager, other than the shares  beneficially owned under the plan by the officers of the Fund listed above. In addition,  each Independent  Trustee,  and his or her  family  members,  do not own  securities  of  either  the  Manager  or
     Distributor  of the  Board I Funds or any  person  directly  or  indirectly controlling,  controlled  by or under  common  control  with the Manager or
     Distributor.

          |X| Affiliated Transactions and Material Business  Relationships.  Mr.
     Reynolds has  reported he has a  controlling  interest in The  Directorship
     Group, Inc. ("The Directorship  Search Group"), a director  recruiting firm that provided  consulting  services to Massachusetts  Mutual Life Insurance
     Company (which controls the Manager) for fees of $137,500 for calendar year ended December 31, 2002. Mr. Reynolds reported that The Directorship Search
     Group did not  provide  consulting  services to  Massachusetts  Mutual Life
     Insurance  Company  during the calendar year ended  December 31, 2003,  and does not expect to provide  any such  services in the  calendar  year ended
     December 31, 2004.

          The Independent  Trustees have  unanimously  (except for Mr. Reynolds, who  abstained)  determined  that the consulting  arrangements  between The
     Directorship  Search Group and Massachusetts  Mutual Life Insurance Company
     were  not  material  business  or  professional  relationships  that  would compromise Mr. Reynolds' status as an Independent Trustee.  Nonetheless, to assure  certainty  as to  determinations  of the Board and the  Independent
     Trustees as to matters upon which the  Investment  Company Act or the rules thereunder  require  approval by a majority of  Independent  Trustees,  Mr.
     Reynolds will not be counted for purposes of  determining  whether a quorum of  Independent  Trustees was present or whether a majority of  Independent
     Trustees approved the matter.

          The address of each  Trustee in the chart below is 6803 S. Tucson Way,
     Centennial,  CO  80112-3924.  Each Trustee  serves for an indefinite  term, until his or her resignation, retirement, death or removal.

                   Independent Trustees

------------------------------ -------------------------------------------------------- ---------------- ----------------
Name,                          Principal Occupation(s) During Past 5 Years;             Dollar Range     Aggregate
                                                                                                         Dollar Range
                                                                                                         Of Shares
                                                                                                         Beneficially
                                                                                                         Owned in Any
                                                                                        of Shares        of the

Position(s) Held with Fund,    Other Trusteeships/Directorships Held by Trustee ;       Beneficially     Oppenheimer
Length of Service,             Number of Portfolios in Fund Complex Currently           Owned in the     Funds Overseen
Age                            Overseen by Trustee                                      Fund             by Trustee

------------------------------ -------------------------------------------------------- ---------------- ----------------
------------------------------ -------------------------------------------------------- ---------------------------------

                                                                                            As of December 31, 2003

------------------------------ -------------------------------------------------------- ---------------------------------
------------------------------ -------------------------------------------------------- ---------------- ----------------

Clayton K. Yeutter, Chairman   Of Counsel (since June 1993) Hogan & Hartson (a law      $0               Over $100,000
of the Board of Trustees       firm); a director (since 2002) of Danielson Holding
since 2003;                    Corp. Formerly a director of Weyerhaeuser Corp.
Trustee since 1993             (1999-April 2004), Caterpillar, Inc. (1993-December
Age: 73                        2002), ConAgra Foods (1993-2001), Texas Instruments
                               (1993-2001) and FMC Corporation (1993-2001). Oversees
                               25 portfolios in the OppenheimerFunds complex.

------------------------------ -------------------------------------------------------- ---------------- ----------------
------------------------------ -------------------------------------------------------- ---------------- ----------------

Robert G. Galli,               A trustee or director of other Oppenheimer funds.        $0               Over $100,000
Trustee since 1993             Oversees 35 portfolios in the OppenheimerFunds complex.
Age: 71

------------------------------ -------------------------------------------------------- ---------------- ----------------
------------------------------ -------------------------------------------------------- ---------------- ----------------

Phillip A. Griffiths,          A director (since 1991) of the Institute for Advanced    $0               Over $100,000
Trustee , since 1999           Study, Princeton, N.J., a director (since 2001) of GSI
Age: 65                        Lumonics, a trustee (since 1983) of Woodward Academy,

                               a Senior Advisor (since 2001) of The Andrew W. Mellon
                               Foundation. A member of: the National Academy of
                               Sciences (since 1979), American Academy of Arts and
                               Sciences (since 1995), American Philosophical Society
                               (since 1996) and Council on Foreign Relations (since
                               2002). Formerly a director of Bankers Trust New York

                               Corporation (1994-1999). Oversees 25 portfolios in the

                               OppenheimerFunds complex.
------------------------------ -------------------------------------------------------- ---------------- ----------------
------------------------------ -------------------------------------------------------- ---------------- ----------------

Mary Miller,                   Senior Vice President and General Auditor, American      $0               $0
Trustee since 2004             Express Company (July 1998-February 2003). Member of
Age: 61                        Trustees of the American Symphony Orchestra (January
                               1999 to present).

------------------------------ -------------------------------------------------------- ---------------- ----------------
------------------------------ -------------------------------------------------------- ---------------- ----------------

Joel W. Motley,                Director (since January 2002) Columbia Equity            $0               $10,001-$50,000
Trustee since 2002             Financial Corp. (privately-held financial adviser);
Age: 52                        Managing Director (since January 2002) Carmona Motley,
                               Inc. (privately-held financial adviser). Formerly a
                               Managing Director of Carmona Motley Hoffman Inc.
                               (privately-held financial adviser) (January
                               1998-December 2001). Oversees 25 portfolios in the
                               OppenheimerFunds complex.

------------------------------ -------------------------------------------------------- ---------------- ----------------
------------------------------ -------------------------------------------------------- ---------------- ----------------

Kenneth A. Randall, Trustee    A director (since February 1972) of Dominion             $0               Over $100,000
since 1987                     Resources, Inc. (electric utility holding company);
Age: 77                        formerly a director of Prime Retail, Inc. (real estate
                               investment trust) and Dominion Energy, Inc. (electric
                               power and oil & gas producer), President and Chief
                               Executive Officer of The Conference Board, Inc.
                               (international economic and business research) and a
                               director of Lumbermens Mutual Casualty Company,
                               American Motorists Insurance Company and American
                               Manufacturers Mutual Insurance Company. Oversees 25
                               portfolios in the OppenheimerFunds complex.

------------------------------ -------------------------------------------------------- ---------------- ----------------
------------------------------ -------------------------------------------------------- ---------------- ----------------

Edward V. Regan,               President, Baruch College, CUNY; a director of RBAsset   $0               $10,001-$50,000
Trustee since 1993             (real estate manager); a director of OffitBank;
Age: 74                        formerly Trustee, Financial Accounting Foundation
                               (FASB and GASB), Senior Fellow of Jerome Levy
                               Economics Institute, Bard College, Chairman of
                               Municipal Assistance Corporation for the City of New
                               York, New York State Comptroller and Trustee of New
                               York State and Local Retirement Fund. Oversees 25
                               investment companies in the OppenheimerFunds complex.

------------------------------ -------------------------------------------------------- ---------------- ----------------
------------------------------ -------------------------------------------------------- ---------------- ----------------

Russell S. Reynolds, Jr.,      Chairman (since 1993) of The Directorship Search         $0               $10,001-$50,000
Trustee since 1989             Group, Inc. (corporate governance consulting and
Age: 72                        executive recruiting); a Life Trustee of International
                               House (non-profit educational organization); a former
                               trustee of The Historical Society of the Town of
                               Greenwich. Oversees 25 portfolios in the
                               OppenheimerFunds complex.

------------------------------ -------------------------------------------------------- ---------------- ----------------
------------------------------ -------------------------------------------------------- ---------------- ----------------

Donald W. Spiro,               Chairman Emeritus (since January 1991) of the Manager.   $0               Over $100,000
Vice Chairman of the Board     Formerly a director (January 1969-August 1999) of the
of Trustees ,                  Manager. Oversees 25 portfolios in the
Trustee since 1987             OppenheimerFunds complex.
Age: 78

------------------------------ -------------------------------------------------------- ---------------- ----------------

         The address of Mr. Murphy in the chart below is Two World Financial Center, 225 Liberty Street, 11th
Floor, New York, NY 10281-1008. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

---------------------------------------------------------------------------------------------------------------------------
                                              Interested Trustee and Officer
---------------------------------------------------------------------------------------------------------------------------
----------------------------- ------------------------------------------------------------ --------------- ----------------
Name,                         Principal Occupation(s) During Past 5 Years;                 Dollar Range    Aggregate
                                                                                                           Dollar Range
                                                                                                           Of Shares
                                                                                                           Beneficially
                                                                                                           Owned in Any
                                                                                           of Shares       of the

Position(s) Held with Fund,   Other Trusteeships/Directorships Held by Trustee ;           Beneficially    Oppenheimer
Length of Service             Number of Portfolios in Fund Complex Currently Overseen by   Owned in the    Funds Overseen
Age                           Trustee                                                      Fund            by Trustee

----------------------------- ------------------------------------------------------------ --------------- ----------------
----------------------------- ------------------------------------------------------------ --------------------------------

                                                                                               As of December 31, 2003

----------------------------- ------------------------------------------------------------ --------------------------------
----------------------------- ------------------------------------------------------------ --------------- ----------------

John V. Murphy, President     Chairman, Chief Executive Officer and director (since June   $0               Over $100,000
and Trustee ,                 2001) and President (since September 2000) of the Manager;
Trustee since 2001            President and a director or trustee of other Oppenheimer
Age: 55                       funds; President and a director (since July 2001) of
                              Oppenheimer Acquisition Corp. (the Manager's parent
                              holding company) and of Oppenheimer Partnership Holdings,
                              Inc. (a holding company subsidiary of the Manager); a
                              director (since November 2001) of OppenheimerFunds
                              Distributor, Inc. (a subsidiary of the Manager); Chairman
                              and a director (since July 2001) of Shareholder Services,
                              Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a
                              director (since July 2001) of OppenheimerFunds Legacy
                              Program (a charitable trust program established by the
                              Manager); a director of the following investment advisory
                              subsidiaries of the Manager: OFI Institutional Asset
                              Management, Inc., Centennial Asset Management Corporation,
                              Trinity Investment Management Corporation and Tremont
                              Capital Management, Inc. (since November 2001),
                              HarbourView Asset Management Corporation and OFI Private
                              Investments, Inc. (since July 2001); President (since
                              November 1, 2001) and a director (since July 2001) of
                              Oppenheimer Real Asset Management, Inc.; Executive Vice
                              President (since February 1997) of Massachusetts Mutual
                              Life Insurance Company (the Manager's parent company); a
                              director (since June 1995) of DLB Acquisition Corporation
                              (a holding company that owns the shares of Babson Capital
                              Management LLC); a member of the Investment Company
                              Institute's Board of Governors (elected to serve from
                              October 3, 2003 through September 30, 2006). Formerly,
                              Chief Operating Officer (September 2000-June 2001) of the
                              Manager; President and trustee (November 1999-November
                              2001) of MML Series Investment Fund and MassMutual
                              Institutional Funds (open-end investment companies); a
                              director (September 1999-August 2000) of C.M. Life
                              Insurance Company; President, Chief Executive Officer and
                              director (September 1999-August 2000) of MML Bay State
                              Life Insurance Company; a director (June 1989-June 1998)
                              of Emerald Isle Bancorp and Hibernia Savings Bank (a
                              wholly-owned subsidiary of Emerald Isle Bancorp). Oversees
                              73 portfolios as Trustee/Director and 10 portfolios as
                              Officer in the OppenheimerFunds complex.

----------------------------- ------------------------------------------------------------ --------------- ----------------

         The address of the Officers in the chart below is as follows: for Messrs. Fielding and Zack and Messes.
Bloomberg and Lee, Two World Financial Center, 225 Liberty Street, New York, NY 10281-1008, for Messrs. Vandehey,
Vottiero, Petersen and Wixted and Ms. Ives, 6803 S. Tucson Way, Centennial, CO 80112-3924. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

---------------------------------------------------------------------------------------------------------------------------
                                                   Officers of the Fund
---------------------------------------------------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------
Name,                                   Principal Occupation(s) During Past 5 Years
Position(s) Held with Fund
Length of Service,
Age
--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------

Ronald H. Fielding,                     Senior Vice President of the Manager since January 1996; Chairman of the
Vice President and Portfolio Manager    Rochester Division of the Manager since January 1996; an officer of 10 portfolios
since 2002                              in the OppenheimerFunds complex.
Age: 55

--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------

Mark S. Vandehey,                       Senior Vice President and Chief Compliance Officer (since March 2004) of the
Vice President and Chief Compliance     Manager; Vice President (since June 1983) of OppenheimerFunds Distributor, Inc.,
Officer since 2004                      Centennial Asset Management Corporation and Shareholder Services, Inc. Formerly
Age: 53                                 (until February 2004) Vice President and Director of Internal Audit of
                                        OppenheimerFunds, Inc. An officer of 83 portfolios in the Oppenheimer funds complex.

--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------

Brian W. Wixted,                        Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer
Treasurer since 1999                    of HarbourView Asset Management Corporation, Shareholder Financial Services,
Age: 44                                 Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation,
                                        and Oppenheimer Partnership Holdings, Inc. (since March 1999), of OFI Private
                                        Investments, Inc. (since March 2000), of OppenheimerFunds International Ltd. and
                                        OppenheimerFunds plc (since May 2000), of OFI Institutional Asset Management,
                                        Inc. (since November 2000), and of OppenheimerFunds Legacy Program (a Colorado
                                        non-profit corporation) (since June 2003); Treasurer and Chief Financial Officer
                                        (since May 2000) of OFI Trust Company (a trust company subsidiary of the
                                        Manager); Assistant Treasurer (since March 1999) of Oppenheimer Acquisition Corp.
                                        Formerly Assistant Treasurer of Centennial Asset Management Corporation (March
                                        1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003);
                                        Principal and Chief Operating Officer (March 1995-March 1999) at Bankers Trust
                                        Company-Mutual Fund Services Division. An officer of 83 portfolios in the
                                        OppenheimerFunds complex.

--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------

Brian Petersen,                         Assistant Vice President of the Manager since August 2002; formerly
Assistant Treasurer since 2004          Manager/Financial Product Accounting (November 1998-July 2002) of the Manager. An
Age: 33                                 officer of 83 portfolios in the OppenheimerFunds complex.

--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------

Philip Vottiero,                        Vice President/Fund Accounting of the Manager since March 2002. Formerly Vice
Assistant Treasurer since 2002          President/Corporate Accounting of the Manager (July 1999-March 2002) prior to
Age: 41                                 which he was Chief Financial Officer at Sovlink Corporation (April 1996-June
                                        1999). An officer of 83 portfolios in the OppenheimerFunds complex.

--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------

Robert G. Zack,                         Executive Vice President (since January 2004) and General Counsel (since February
Secretary since 2001                    2002) of the Manager; General Counsel and a director (since November 2001) of the
Age: 56                                 Distributor; General Counsel (since November 2001) of Centennial Asset Management
                                        Corporation; Senior Vice President and General Counsel (since November 2001) of
                                        HarbourView Asset Management Corporation; Secretary and General Counsel (since
                                        November 2001) of Oppenheimer Acquisition Corp.; Assistant Secretary and a
                                        director (since October 1997) of OppenheimerFunds International Ltd. and
                                        OppenheimerFunds plc; Vice President and a director (since November 2001) of
                                        Oppenheimer Partnership Holdings, Inc.; a director (since November 2001) of
                                        Oppenheimer Real Asset Management, Inc.; Senior Vice President, General Counsel
                                        and a director (since November 2001) of Shareholder Financial Services, Inc.,
                                        Shareholder Services, Inc., OFI Private Investments, Inc. and OFI Trust Company;
                                        Vice President (since November 2001) of OppenheimerFunds Legacy Program; Senior
                                        Vice President and General Counsel (since November 2001) of OFI Institutional
                                        Asset Management, Inc.; a director (since June 2003) of OppenheimerFunds (Asia)
                                        Limited. Formerly Senior Vice President (May 1985-December 2003), Acting General
                                        Counsel (November 2001-February 2002) and Associate General Counsel (May
                                        1981-October 2001) of the Manager; Assistant Secretary of Shareholder Services,
                                        Inc. (May 1985-November 2001), Shareholder Financial Services, Inc. (November
                                        1989-November 2001); and OppenheimerFunds International Ltd. (October
                                        1997-November 2001). An officer of 83 portfolios in the OppenheimerFunds complex.

--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------

Kathleen T. Ives,                       Vice President (since June 1998) and Senior Counsel and Assistant Secretary
Assistant Secretary since 2001          (since October 2003) of the Manager; Vice President (since 1999) and Assistant
Age: 38                                 Secretary (since October 2003) of the Distributor; Assistant Secretary (since
                                        October 2003) of Centennial Asset Management Corporation; Vice President and
                                        Assistant Secretary (since 1999) of Shareholder Services, Inc.; Assistant
                                        Secretary (since December 2001) of OppenheimerFunds Legacy Program and of
                                        Shareholder Financial Services, Inc.. Formerly an Assistant Counsel (August
                                        1994-October 2003) and Assistant Vice President of the Manager (August 1997-June
                                        1998). An officer of 83 portfolios in the OppenheimerFunds complex.

--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------

Dina C. Lee,                            Assistant Vice President and Assistant Counsel of the Manager (since December
Assistant Secretary since 2004 Age: 34  2000); formerly an attorney and Assistant Secretary of Van Eck Global (until
                                        December 2000). An officer of 83 portfolios in the OppenheimerFunds complex.

--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------

Lisa I. Bloomberg,                      Vice President and Associate Counsel of the Manager since May 2004; formerly
Assistant Secretary since 2004          First Vice President and Associate General Counsel of UBS Financial Services Inc.
Age: 36                                 (formerly, PaineWebber Incorporated) (May 1999 - April 2004) prior to which she was an Associate at Skaden, Arps, Slate, Meagher & Flom, LLP (September 1996 -
                                        April 1999). An officer of 83 portfolios in the OppenheimerFunds complex.

--------------------------------------- -----------------------------------------------------------------------------------

         |X|  Remuneration  of Trustees.  The officers of the Fund and Mr. Murphy (who is an officer and Trustee of the Fund) are  affiliated  with the Manager and receive no salary or fee from the Fund.  The remaining  Trustees of the Fund  received the  compensation  shown below from the Fund with  respect to the Fund's  fiscal year ended July
31, 2004. The compensation from all 25 of the Board I Funds (including the Fund) represents  compensation  received for  serving as a director  or trustee  and member of a  committee  (if  applicable)  of the boards of those  funds during the calendar year ended December 31, 2003.

---------------------------------- --------------------- --------------------- --------------------- ---------------------

Trustee Name and Other Fund             Aggregate             Retirement         Estimated Annual     Total Compensation
                                                                                                           From All
                                                                                                      Oppenheimer Funds
                                                                                                          For Which
                                                         Benefits Accrued as   Retirement Benefits        Individual
Position(s)                            Compensation          Part of Fund        to be Paid Upon          Serves As
(as applicable)                         From Fund1             Expenses            Retirement2         Trustee/Director

---------------------------------- --------------------- --------------------- --------------------- ---------------------
---------------------------------- --------------------- --------------------- --------------------- ---------------------

Clayton K. Yeutter                       $3,3963                $3,546               $61,306               $152,079
Chairman of the Board

---------------------------------- --------------------- --------------------- --------------------- ---------------------
---------------------------------- --------------------- --------------------- --------------------- ---------------------

Robert G. Galli                           $2,530                $2,779               $80,9234             $213,5365
Regulatory & Oversight Committee
Chairman

---------------------------------- --------------------- --------------------- --------------------- ---------------------
---------------------------------- --------------------- --------------------- --------------------- ---------------------

Phillip Griffiths
Governance Committee Chairman
and Regulatory & Oversight               $2,5496                $1,013               $23,309               $74,500
Committee Member

---------------------------------- --------------------- --------------------- --------------------- ---------------------
---------------------------------- --------------------- --------------------- --------------------- ---------------------

Mary Miller                                 $0                    $0                    $0                    $0
Audit Committee Member

---------------------------------- --------------------- --------------------- --------------------- ---------------------
---------------------------------- --------------------- --------------------- --------------------- ---------------------

Joel W. Motley
Audit Committee Chairman and
Regulatory & Oversight Committee         $2,6867                 $196                $14,530               $68,900
Member

---------------------------------- --------------------- --------------------- --------------------- ---------------------
---------------------------------- --------------------- --------------------- --------------------- ---------------------

Kenneth A. Randall                        $2,337                  $0                 $79,622               $93,989
Audit Committee Member and
Governance Committee Member

---------------------------------- --------------------- --------------------- --------------------- ---------------------
---------------------------------- --------------------- --------------------- --------------------- ---------------------

Edward V. Regan                           $2,280                $2,993               $59,353               $98,983
Proxy Committee Chairman and
Audit Committee Member

---------------------------------- --------------------- --------------------- --------------------- ---------------------
---------------------------------- --------------------- --------------------- --------------------- ---------------------

Russell S. Reynolds, Jr.                  $2,007                $2,639               $60,720               $77,002
Proxy Committee Member and
Governance Committee Member

---------------------------------- --------------------- --------------------- --------------------- ---------------------
---------------------------------- --------------------- --------------------- --------------------- ---------------------

Donald Spiro                              $1,254                 $945                $20,6678              $64,080
Vice Chairman

---------------------------------- --------------------- --------------------- --------------------- ---------------------

Messrs.  Levy and Lipstein and Ms. Moynihan retired as Trustees from the Board I
Funds effective January 1, 2003, March 31, 2003 and July 31, 2003, respectively.
Ms. Moynihan  received $208 aggregate  compensation  from the Fund. For calendar year 2003,  Messrs Levy and Lipstein and Ms.  Moynihan  each  received  $43,425,
$75,076 and $88,229  respectively  from all of the  Oppenheimer  funds for which they served as Trustee.

1. Aggregate Compensation From Fund includes fees and deferred compensation,  if any, for a Trustee.

2. Estimated Annual Retirement Benefits to be Paid Upon Retirement is based on a straight  life payment plan  election  with the  assumption  that a Trustee will retire at the age of 75 and is  eligible  (after 7 years of  service) to receive
retirement  plan  benefits  as  described  below  under   "Retirement  Plan  for
Trustees."

3. Includes $849 deferred by Mr.  Yeutter under the Deferred  Compensation  Plan described below.

4. Includes  $36,990  estimated to be paid to Mr. Galli for serving as a trustee or director of 10 other Oppenheimer funds that are not Board I Funds.

5.  Includes  $96,000 paid to Mr. Galli for serving as trustee or director of 10 other Oppenheimer funds that are not Board I Funds.

6. Includes  $2,549 deferred by Mr.  Griffiths  under the Deferred  Compensation
Plan described below.

7. Includes $1,074 deferred by Mr. Motley under the Deferred  Compensation  Plan described below.

8. The amount for Mr.  Spiro is based on the  assumption  that he will retire at age 82 when he becomes  eligible to receive  retirement  plan benefits  (after 7 years of service).

|X| Retirement  Plan for Trustees.  The Fund has adopted a retirement  plan that provides for payments to retired Independent Trustees. Payments are up to 80% of the average  compensation paid during a Trustee's five years of service in which the highest  compensation was received.  A Trustee must serve as trustee for any of the  Board I Funds  for at least  seven  years in  order to be  eligible  for retirement plan benefits and must serve for at least 15 years to be eligible for the maximum  benefit.  Each  Trustee's  retirement  benefits  will depend on the amount of the Trustee's future compensation and length of service.

|X| Deferred Compensation Plan for Trustees. The Board of Trustees has adopted a
Deferred  Compensation Plan for Independent  Trustees that enables them to elect to defer  receipt of all or a portion of the annual  fees they are  entitled  to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the
Trustee under the plan is determined  based upon the performance of the selected funds.

          Deferral of Trustees' fees under the plan will not  materially  affect the Fund's assets,  liabilities or net income per share.  The plan will not obligate  the Fund to retain  the  services  of any  Trustee  or to pay any particular  level of  compensation  to any  Trustee.  Pursuant  to an Order issued by the SEC, the Fund may invest in the funds selected by the Trustee under the plan  without  shareholder  approval  for the limited  purpose of determining the value of the Trustee's deferred fee account.

     |X| Major  Shareholders.  As of August 30, 2004, the only persons who owned of record or was known by the Fund to own of record 5% or more of any class of the Fund's outstanding shares were:

     Merrill  Lynch  Pierce  Fenner & Smith,  Inc.  for the Sole  Benefit of its
     Customers,  4800 Deer  Lake  Drive  East,  Floor 3,  Jacksonville,  Florida
     32246-6484,   which  owned   250,026.311   Class  B  shares   (representing
     approximately 5.11% of the Fund's then outstanding Class B) and 203,944.742
     Class  C  shares  (representing  approximately  6.70%  of the  Fund's  then outstanding Class C).

     Citigroup  Global  Markets  Inc.,  333  West  34th  Street,  New  York,  NY
     10001-2483,   which  owned   203,915.846   Class  C  shares   (representing
     approximately 6.70% of the Fund's then outstanding Class C).

     The Manager. The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a  holding  company  controlled  by  Massachusetts  Mutual  Life  Insurance
     Company,   a  global,   diversified   insurance  and   financial   services
     organization.

          |X| Code of Ethics.  The Fund, the Manager and the Distributor  have a
     Code of Ethics.  It is  designed to detect and  prevent  improper  personal trading by certain  employees,  including  portfolio  managers,  that would compete  with or  take  advantage  of the  Fund's  portfolio  transactions.
     Covered  persons  include  persons with  knowledge of the  investments  and investment  intentions  of the Fund and other funds advised by the Manager.
     The Code of Ethics does permit  personnel  subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls.  Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

          The Code of Ethics is an exhibit to the Fund's registration  statement filed  with the SEC and can be  reviewed  and  copied at the  SEC's  Public
     Reference Room in  Washington,  D.C. You can obtain  information  about the hours of  operation  of the Public  Reference  Room by  calling  the SEC at
     1.202.942.8090. The Code of Ethics can also be viewed as part of the Fund's registration  statement on the SEC's EDGAR  database at the SEC's  Internet website at  http://www.sec.gov.  Copies  may be  obtained,  after  paying a duplicating  fee, by electronic  request at the following  E-mail  address:
     publicinfo@sec.gov.,  or by writing to the SEC's Public Reference Section,
     Washington, D.C. 20549-0102.

          |X|  Portfolio  Proxy  Voting.  The Fund has adopted  Portfolio  Proxy
     Voting Policies and Procedures  under which the Fund votes proxies relating to securities  ("portfolio  proxies")  held by the Fund. The Fund's primary consideration in voting portfolio proxies is the financial interests of the
     Fund  and  its   shareholders.   The  Fund  has  retained  an  unaffiliated
     third-party as its agent to vote portfolio  proxies in accordance  with the
     Fund's  Portfolio Proxy Voting  Guidelines and to maintain  records of such portfolio proxy voting.  The Proxy Voting Guidelines  include provisions to address conflicts of interest that may arise between the Fund and OFI where an OFI directly-controlled affiliate manages or administers the assets of a pension plan of a company  soliciting the proxy. The Fund's Portfolio Proxy
     Voting Guidelines on routine and non-routine proxy proposals are summarized below.

     o The Fund votes with the  recommendation  of the  issuer's  management  on routine matters,  including  election of directors  nominated by management and ratification of auditors, unless circumstances indicate otherwise.

     o In  general,  the  Fund  opposes  anti-takeover  proposals  and  supports elimination of anti-takeover proposals, absent unusual circumstances.

     o The Fund supports  shareholder  proposals to reduce a super-majority vote requirement,  and opposes management proposals to add a super-majority vote requirement.

     o The Fund opposes proposals to classify the board of directors.

     o The Fund supports proposals to eliminate cumulative voting.

     o The Fund opposes re-pricing of stock options.

      o The Fund generally  considers  executive  compensation  questions such as stock option plans and bonus plans to be ordinary  business  activity.  The
     Fund analyzes  stock option  plans,  paying  particular  attention to their dilutive effect.  While the Fund generally supports  management  proposals, the Fund opposes plans it considers to be excessive.

          The Fund is required to file new Form N-PX,  with its  complete  proxy voting  record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without  charge, upon request,  by calling the Fund toll-free at 1.800.525.7048  and (ii) on the SEC's website at www.sec.gov.

          |X| The Investment Advisory Agreement. The Manager provides investment advisory and management services to the

     Fund under an  investment  advisory  agreement  between the Manager and the
     Fund. The Manager selects  securities for the Fund's  portfolio and handles its day-to day  business.  That  agreement  requires  the  Manager,  at its expense,  to provide the Fund with adequate  office space,  facilities  and equipment.  It also  requires  the  Manager to provide  and  supervise  the activities of all administrative and clerical personnel required to provide effective  corporate  administration  for the Fund. Those  responsibilities include the  compilation  and  maintenance  of records  with respect to the
     Fund's operations, the preparation and filing of specified reports, and the composition of proxy materials and  registration  statements for continuous public sale of shares of the Fund.

         The Fund pays expenses not
expressly assumed by the Manager under the
advisory agreement. The investment advisory
agreement lists examples of expenses paid
by the Fund. The major categories relate to
interest, taxes, fees to Independent
Trustees, legal and audit expenses,
custodian and transfer agent expenses,
share issuance costs, certain printing and
registration costs, brokerage commissions,
and non-recurring expenses, including
litigation cost. The management fees paid
by the Fund to the Manager are calculated
at the rates described in the Prospectus,
which are applied to the assets of the Fund
as a whole. The fees are allocated to each
class of shares based upon the relative
proportion of the Fund's net assets
represented by that class. The management
fees paid by the Fund to the Manager during
its last three fiscal years are listed
below.

                                                       Management Fees
                                                       Paid to
                                                       OppenheimerFunds, Inc.
 Fiscal Year ended 7/31:

      2002                                                  $3,282,631

     2003                                                  $3,140,001

     2004                                                  $3,424,188

          The  investment  advisory  agreement  states  that in the  absence  of willful misfeasance,  bad faith, gross negligence in the performance of its duties,  or reckless  disregard  for its  obligations  and duties under the investment advisory  agreement,  the Manager is not liable for any loss the
     Fund sustains for any investment,  adoption of any investment policy or the purchase, sale or retention of any security.

          The agreement permits the Manager to act as investment advisor for any other person,  firm or  corporation  and to use the name  "Oppenheimer"  in connection  with  other  investment  companies  for  which  it  may  act as investment advisor or general  distributor.  If the Manager shall no longer act as investment  advisor to the Fund, the Manager may withdraw the Fund's right to use the name "Oppenheimer" as part of its name.

          During the period  January 1, 2002 to October  31,  2003,  the Manager voluntarily  agreed to waive advisory fees at an annual rate equal to 0.05%
     of the Fund's  average daily net assets until the Fund's  trailing one year performance  percentile at the end of the preceding  calendar quarter is in the third  quintile or better of the Fund's Lipper peer group.  This waiver was  voluntary  and was  terminated  when the Fund's  relative  performance improved.  The waiver of $53,402 in management fees did not affect the fund expense  ratios (when rounded to the nearest basis point).  Had this waiver not been in effect  during any portion of the Fund's fiscal year ended July
     31, 2004, the Fund would have paid $3,477,590 in management fees.

          |X| Annual Approval of Investment Advisory  Agreement.  Each year, the
     Board of  Trustees  including  a majority  of the  Independent  Trustees is required to approve the renewal of the investment advisory  agreement.  The
     Investment Company Act requires that the Board request and evaluate and the
     Manager provide such information as may be reasonably necessary to evaluate the  terms of the  investment  advisory  agreement.  The Board  employs  an independent  consultant to prepare a report that provides such  information as the Board requests for this purpose.

          The Board also receives  information about the 12b-1 distribution fees the Fund pays.  These  distribution  fees are  reviewed  and  approved at a different time of the year.

          The Board  reviewed  the  foregoing  information  in  arriving  at its decision to renew the investment advisory  agreement.  Among other factors, the Board considered:

     o The nature,  cost,  and quality of the services  provided to the Fund and its shareholders;

     o The profitability of the Fund to the Manager;

     o The  investment  performance  of the Fund in comparison to regular market indices

     o Economies of scale that may be available to the Fund from the Manager;

     o Fees paid by other mutual funds for similar services;

     o The value and quality of any other  benefits or services  received by the
     Fund from its relationship with

     the Manager, and

     o  The  direct  and  indirect   benefits  the  Manager  received  from  its
     relationship  with  the  Fund.  These  included  services  provided  by the
     Distributor  and  the  Transfer  Agent,   and  brokerage  and  soft  dollar
     arrangements  permissible  under Section 28(e) of the  Securities  Exchange
     Act.

          The Board  considered  that the Manager must be able to pay and retain high quality  personnel  at  competitive  rates to provide  services to the
     Fund. The Board also considered that maintaining the financial viability of the Manager is  important  so that the Manager  will be able to continue to provide quality services to the Fund and its shareholders in adverse times.
     The Board also considered the investment  performance of other mutual funds advised by the Manager.  The Board is aware that there are  alternatives to the use of the Manager.

          These matters were also considered by the Independent Trustees meeting separately  from the full  Board with  experienced  Counsel to the Fund who assisted the Board in its deliberations.  The Fund's Counsel is independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

          After  careful  deliberation,  the Board,  including  the  Independent
     Trustees,  concluded  that it was in the best interest of  shareholders  to continue the investment advisory agreement for another year. In arriving at a decision, the Board did not single out any one factor or group of factors as being more  important  than other  factors,  but  considered all factors together.  The Board  judged  the terms and  conditions  of the  investment advisory agreement,  including the investment advisory fee, in light of all of the surrounding circumstances.

Brokerage Policies of the Fund

     Brokerage  Provisions  of the  Investment  Advisory  Agreement.  One of the
     duties of the Manager under the investment advisory agreement is to buy and sell portfolio  securities for the Fund. The investment  advisory agreement allows the  Manager to use  broker-dealers  to effect the Fund's  portfolio transactions. The Manager is authorized by the advisory agreement to employ broker-dealers,  including,  as that  term  is  defined  in the  Investment
     Company Act) that,  in the Manager's  best  judgment  based on all relevant factors, will implement the Fund's policy to obtain, at reasonable expense, the "best execution" of portfolio transactions.  "Best execution" refers to prompt and reliable  execution at the most favorable price obtainable.  The
     Manager need not seek competitive commission bidding.  However, the Manager is expected to minimize the commissions paid to the extent  consistent with the  interest  and  policies  of the Fund as  established  by its  Board of
     Trustees.

          Under the  investment  advisory  agreement,  in  choosing  brokers  to execute portfolio transactions for the Fund, the Manager may select brokers
     (other than affiliates) that provide  brokerage and/or research services to the Fund and/or the other accounts over which the Manager or its affiliates have investment  discretion.  The commissions  paid to those brokers may be higher than another  qualified broker would charge,  if the Manager makes a good faith  determination  that the  commission  is fair and  reasonable in relation to the services provided.

          Subject to those considerations,  as a factor in selecting brokers for the Fund's portfolio  transactions,  the investment advisory agreement also permits  the  Manager  to  consider  sales of  shares of the Fund and other investment  companies  for  which the  Manager  or an  affiliate  serves as
     investment   adviser.   Notwithstanding   that  authority,   and  with  the
     concurrence of the Fund's Board, the Manager has determined not to consider sales of shares of the Fund and other  investment  companies  for which the
     Manager  or an  affiliate  serves  as  investment  adviser  as a factor  in selecting  brokers  for the Fund's  portfolio  transactions.  However,  the
     Manager may continue to effect portfolio  transactions  through brokers who sell shares of the Fund.

     Brokerage  Practices  Followed  by  the  Manager.   The  Manager  allocates
     brokerage for the Fund subject to the provisions of the investment advisory agreement  and the  procedures  and rules  described  above.  Generally the
     Manager's  portfolio traders allocate brokerage upon  recommendations  from the Manager's portfolio managers. In certain instances,  portfolio managers may  directly  place  trades and allocate  brokerage.  In either case,  the
     Manager's executive officers supervise the allocation of brokerage.

          Most   securities   purchases  made  by  the  Fund  are  in  principal
     transactions  at net  prices.  The Fund  usually  deals  directly  with the selling or purchasing  principal or market maker without  incurring charges for the  services of a broker on its behalf  unless the Manager  determines that a better price or execution may be obtained by using the services of a broker.  Therefore,  the Fund does not incur  substantial  brokerage costs.
     Portfolio  securities  purchased from underwriters  include a commission or concession  paid by the  issuer  to the  underwriter  in the  price  of the security.  Portfolio  securities  purchased  from dealers  include a spread between the bid and asked price.

          The Fund  seeks to  obtain  prompt  execution  of  orders  at the most favorable net prices.  In an option  transaction,  the Fund ordinarily uses the same broker for the purchase or sale of the option and any  transaction in the investment to which the option  relates.  Other funds advised by the
     Manager have  investment  objectives  and policies  similar to those of the
     Fund.  Those other funds may  purchase or sell the same  securities  as the
     Fund at the same time as the Fund,  which could affect the supply and price of the securities.  When possible,  the Manager tries to combine concurrent orders  to  purchase  or sell the  same  security  by more  than one of the accounts managed by the Manager or its affiliates.  The transactions  under those combined  orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

          The  investment  advisory  agreement  permits  the Manager to allocate brokerage  for  research  services.  The  research  services  provided by a particular  broker  may be  useful  only  to one or  more  of the  advisory accounts of the Manager and its affiliates. Investment research received by the Manager for the commissions  paid by those other accounts may be useful both  to  the  Fund  and  one or  more  of the  Manager's  other  accounts.
     Investment  research  services  may be  supplied  to the Manager by a third party at the instance of a broker through which trades are placed.

          Investment  research  services  include  information  and  analyses on particular  companies and  industries as well as market or economic  trends and  portfolio  strategy,  market  quotations  for  portfolio  evaluations, information  systems,  computer hardware and similar products and services.
     If a research  service also assists the Manager in a non-research  capacity
     (such as  bookkeeping  or other  administrative  functions),  then only the percentage  or component  that  provides  assistance  to the Manager in the investment decision-making process may be paid in commission dollars.

          The  research  services  provided  by  brokers  broaden  the scope and supplement the research  activities of the Manager.  That research provides additional views and comparisons for consideration and helps the Manager to obtain market  information  for the valuation of securities that are either held in the Fund's  portfolio or are being  considered  for  purchase.  The
     Manager provides information to the Board of the Fund about the commissions paid to brokers  furnishing  such  services,  together  with the  Manager's representation  that the amount of such commissions was reasonably  related to the value or benefit of such services.

Fiscal Year Ended 7/31         Total Brokerage Commissions Paid by the Fund 1

       2002                                     $104,040

       2003                                     $0

       2004                                      $0 2

     1. Amounts do not include spreads or commissions on principal  amounts on a net  trade  basis.  In  the  fiscal  year  ended  7/31/04,  there  were  no transactions directed to brokers for research services.

Distribution and Service Plans

     The Distributor.  Under its General Distributor's  Agreement with the Fund, the Distributor acts as the Fund's principal  underwriter in the continuous public offering of the Fund's classes of shares.  The Distributor bears the expenses normally attributable to sales, including advertising and the cost of  printing  and  mailing  prospectuses,  other  than those  furnished  to existing shareholders.  The Distributor is not obligated to sell a specific number of shares.

          The sales  charges  and  concessions  paid to,  or  retained  by,  the
     Distributor  from the sale of  shares  and the  contingent  deferred  sales charges  retained by the Distributor on the redemption of shares during the
     Fund's three most recent fiscal years are shown in the tables below.

--------------- ------------------ ------------------- -------------------- ------------------- -------------------
Fiscal Year     Aggregate          Class A             Concessions on       Concessions on      Concessions on
                Front-End Sales    Front-End Sales     Class A Shares       Class B Shares      Class C Shares

Ended 7/31:     Charges            Charges Retained    Advanced by          Advanced by         Advanced by
                on Class A Shares  by Distributor1     Distributor2         Distributor2        Distributor2

--------------- ------------------ ------------------- -------------------- ------------------- -------------------
--------------- ------------------ ------------------- -------------------- ------------------- -------------------
     2002           $579,291            $139,453             $14,344             $316,517            $39,262
--------------- ------------------ ------------------- -------------------- ------------------- -------------------
--------------- ------------------ ------------------- -------------------- ------------------- -------------------
     2003           $657,522            $165,400             $19,855             $254,356            $70,687
--------------- ------------------ ------------------- -------------------- ------------------- -------------------
--------------- ------------------ ------------------- -------------------- ------------------- -------------------

     2004           $720,299            $163,540             $45,535             $200,299            $81,704

--------------- ------------------ ------------------- -------------------- ------------------- -------------------

     1. Includes amounts  retained by a broker-dealer  that is an affiliate or a parent of the Distributor.

     2. The Distributor advances concession payments to financial intermediaries for certain sales of Class A shares

     and for sales of Class B and Class C shares from its own  resources  at the time of sale.

------------------- -----------------------------------------------------------------------------------------------

Fiscal Year Ended   Class A Contingent Deferred    Class B Contingent Deferred     Class C Contingent Deferred
7/31:               Sales Charges Retained by      Sales Charges Retained by       Sales Charges Retained by
                    Distributor                    Distributor                     Distributor

------------------- -----------------------------------------------------------------------------------------------
------------------- ------------------------------- ------------------------------- -------------------------------
       2002                     $2,654                         $169,760                         $3,721
------------------- ------------------------------- ------------------------------- -------------------------------
------------------- ------------------------------- ------------------------------- -------------------------------
       2003                    $10,749                         $324,356                         $5,367
------------------- ------------------------------- ------------------------------- -------------------------------
------------------- ------------------------------- ------------------------------- -------------------------------

       2004                    $15,551                         $145,732                        $10,427

------------------- ------------------------------- ------------------------------- -------------------------------

     Distribution  and Service  Plans.  The Fund has adopted a Service  Plan for
     Class A shares and  Distribution  and Service Plans for Class B and Class C
     shares under Rule 12b-1 of the  Investment  Company Act.  Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection  with the  distribution  and/or  servicing  of the shares of the particular  class.  Each plan has been  approved  by a vote of the Board of
     Trustees, including a majority of the Independent Trustees1, cast in person at a meeting called for the purpose of voting on that plan.

          Under the Plans,  the Manager and the Distributor may make payments to affiliates. In their sole discretion,  they may also from time to time make substantial  payments from their own  resources,  which include the profits the Manager  derives from the advisory  fees it receives  from the Fund, to
     compensate   brokers,    dealers,    financial   institutions   and   other
     intermediaries for providing distribution  assistance and/or administrative services  or that  otherwise  promote  sales of the  Fund's  shares.  These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's  inclusion on a financial  intermediary's  preferred  list of funds offered to its clients.

          Financial  intermediaries,  brokers  and  dealers  may  receive  other payments  from the  Distributor  or the Manager from their own resources in connection with the promotion and/or sale of shares of the Fund,  including payments  to  defray  expenses  incurred  in  connection  with  educational seminars  and  meetings.  The  Manager or  Distributor  may share  expenses incurred by financial intermediaries in conducting training and educational meetings about aspects of the Fund for employees of the  intermediaries  or for hosting client seminars or meetings at which the Fund is discussed.  In their sole  discretion,  the Manager and/or the Distributor may increase or decrease  the amount of  payments  they make from their own  resources  for these purposes.

          Unless a plan is terminated as described  below, the plan continues in effect from year to year but only if the Fund's  Board of Trustees  and its
     Independent Trustees specifically vote annually to approve its continuance.
     Approval  must be by a vote  cast in person  at a  meeting  called  for the purpose of voting on  continuing  the plan. A plan may be terminated at any time by the vote of a majority of the  Independent  Trustees or by the vote of the holders of a "majority" (as defined in the  Investment  Company Act)
     of the outstanding shares of that class.

          The Board of Trustees and the  Independent  Trustees  must approve all material  amendments  to a plan.  An amendment to increase  materially  the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment.  Because Class B shares of the Fund automatically  convert  into Class A shares 72 months after  purchase,  the
     Fund must obtain the approval of both Class A and Class B shareholders  for a proposed  material  amendment  to the Class A plan that would  materially increase  payments  under the plan.  That approval must be by a majority of the shares of each class, voting separately by class.

          While the plans are in effect, the Treasurer of the Fund shall provide separate  written  reports on the plans to the Board of  Trustees  at least quarterly  for its  review.  The  reports  shall  detail  the amount of all payments  made under a plan,  and the purpose for which the  payments  were made.  Those  reports  are  subject  to  the  review  and  approval  of the
     Independent Trustees.

          Each  plan  states  that  while it is in  effect,  the  selection  and nomination of those Trustees of the Fund who are not  "interested  persons"
     of the Fund is committed to the  discretion  of the  Independent  Trustees.
     This does not  prevent  the  involvement  of others  in the  selection  and nomination  process  as long  as the  final  decision  as to  selection  or nomination is approved by a majority of the Independent Trustees.

          Under the plans for a class,  no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares of that class held by the  recipient  for  itself and its  customers  does not exceed a  minimum  amount,  if any,  that may be set from time to time by a majority of the Independent Trustees.

          Class A  Service  Plan  Fees.  Under the  Class A  service  plan,  the
     Distributor  currently  uses  the  fees it  receives  from  the Fund to pay brokers,  dealers and other financial institutions (they are referred to as
     "recipients") for personal services and account  maintenance  services they provide for their customers who hold Class A shares.  The services include, among others,  answering  customer  inquiries about the Fund,  assisting in establishing  and  maintaining  accounts  in the Fund,  making  the  Fund's investment  plans  available and providing other services at the request of
     the  Fund  or  the   Distributor.   The  Class  A  service   plan   permits
     reimbursements to the Distributor at a rate of up to 0.25%of average annual net  assets  of Class A shares.  The Board has set the rate at that  level.
     While the plan permits the Board to authorize  payments to the  Distributor to reimburse itself for services under the plan, the Board has not yet done
     so. The  Distributor  makes  payments to plan  recipients  quarterly  at an annual rate not to exceed 0.25%of the average annual net assets  consisting of  Class  A  shares  held  in the  accounts  of the  recipients  or  their customers.

          For the fiscal  year ended July 31,  2004  payments  under the Class A plan totaled  $1,310,838,  all of which all was paid by the  Distributor to recipients,  and included $84,742 paid to an affiliate of the Distributor's parent  company.  Any  unreimbursed  expenses the  Distributor  incurs with respect  to Class A shares  for any  fiscal  year may not be  recovered  in subsequent  years. The Distributor may not use payments  received under the
     Class A plan to pay any of its interest expenses,  carrying charges,  other financial costs, or allocation of overhead.

          |X| Class B and Class C Distribution and Service Plan Fees. Under each plan,  distribution and service fees are computed on the average of the net asset value of shares in the respective  class,  determined as of the close of each regular business day during the period.  Each plan provides for the
     Distributor  to be compensated  at a flat rate,  whether the  Distributor's distribution  expenses  are more or less than the amounts  paid by the Fund under the plan  during the  period for which the fee is paid.  The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

          Each plan permits the Distributor to retain both the asset-based sales charges and the service fee on shares or to pay  recipients the service fee on a quarterly basis, without payment in advance.  However, the Distributor currently  intends to pay the service fee to  recipients in advance for the first year after Class B and Class C shares are purchased.  After the first year shares are outstanding,  after their purchase,  the Distributor  makes service fee payments  quarterly  on those  shares.  The advance  payment is based on the net asset value of shares sold.  Shares  purchased by exchange do not qualify for the advance  service fee payment.  If Class B or Class C shares  are  redeemed  during  the first year  after  their  purchase,  the recipient  of the service  fees on those  shares will be obligated to repay the  Distributor  a pro rata  portion of the advance  payment made on those shares.  Class B or  Class C shares  may not be  purchased  by an  investor directly  from the  Distributor  without the investor  designating  another
     broker-dealer   of  record.   If  the   investor   no  longer  has  another
     broker-dealer  of  record  for an  existing  account,  the  Distributor  is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.  In those cases, the Distributor retains the asset-based sales charge paid on Class B and Class C shares,  but does not retain any service  fees as to the assets represented by that account.

          The  asset-based  sales charge and service fees  increase  Class B and
     Class C  expenses  by 1.00% of the net  assets  per year of the  respective classes.

          The  Distributor  retains  the  asset-based  sales  charge  on Class B shares.  The Distributor  retains the  asset-based  sales charge on Class C shares  during  the first  year the  shares  are  outstanding.  It pays the asset-based sales charge as an ongoing concession to the recipient on Class
     C  shares  outstanding  for a year  or  more.  If a  dealer  has a  special agreement with the Distributor, the Distributor will pay the Class B and/or
     Class  C  service  fee and  the  asset-based  sales  charge  to the  dealer quarterly in lieu of paying the sales concession and service fee in advance at the time of purchase.

          The  asset-based  sales  charge on Class B and  Class C shares  allows investors to buy shares without a front-end sales charge while allowing the
     Distributor to compensate dealers that sell those shares. The Fund pays the asset-based  sales charge to the Distributor  for its services  rendered in distributing  Class B and  Class C  shares.  The  payments  are made to the
     Distributor in recognition that the Distributor:  pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,

     may finance payment of sales concessions  and/or the advance of the service fee payment to recipients  under the plans,  or may provide such  financing from its own resources or from the resources of an affiliate,

     employs personnel to support distribution of Class B and Class C shares,

     o bears the costs of sales literature,  advertising and prospectuses (other than  those  furnished  to  current  shareholders)  and  state  "blue  sky"
     registration fees and certain other distribution expenses,

     o may not be able to  adequately  compensate  dealers that sell Class B and
     Class C shares without  receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,

     o receives  payments under the plans  consistent  with the service fees and asset-based sales charges paid by other  non-proprietary  funds that charge
     12b-1 fees,

     o may use the  payments  under  the plan to  include  the  Fund in  various third-party distribution programs that may increase sales of Fund shares,

     o may experience increased difficulty selling the Fund's shares if payments under the plan are  discontinued  because most competitor  funds have plans that pay dealers for rendering  distribution  services as much or more than the amounts currently being paid by the Fund, and

     o may not be able to continue  providing,  at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services  from  brokers  and  dealers,  if the  plan  payments  were  to be discontinued.

          The  Distributor's  actual  expenses  in  selling  Class B and Class C shares  may be more  than the  payments  it  receives  from the  contingent deferred sales charges collected on redeemed shares and from the Fund under the plans.  If either the Class B or the Class C plan is  terminated by the
     Fund, the Board of Trustees may allow the Fund to continue  payments of the asset-based sales charge to the Distributor for distributing  shares before the plan was terminated.

   Distribution Fees Paid to the Distributor for the Fiscal Year Ended 7/31/04

      Class:           Total Payments      Amount Retained by      Distributor's Aggregate         Distributor's
                       Under Plan          by Distributor          Unreimbursed Expenses           Unreimbursed
                                                                   Under Plan                    Expenses as % of Net
                                                                                                 Assets of Class
------------------- --------------------- ---------------------- ---------------------------- ------------------------
------------------- --------------------- ---------------------- ---------------------------- ------------------------

Class B Plan              $559,400              $397,6391                $1,603,450                    3.41%

------------------- --------------------- ---------------------- ---------------------------- ------------------------
------------------- --------------------- ---------------------- ---------------------------- ------------------------

Class C Plan              $258,199              $66,2192                  $575,897                     2.07%

------------------- --------------------- ---------------------- ---------------------------- ------------------------

Includes $5,218 paid to an affiliate of the Distributor's parent company.
Includes $12,035 paid to an affiliate of the Distributor's parent company.

          All  payments  under the Class B and the Class C plans are  subject to the limitations imposed by the Conduct Rules of the National Association of
     Securities  Dealers,  Inc.  on payments of  asset-based  sales  charges and service fees.

Performance of the Fund

     Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate  its  performance.  These terms  include  "standardized  yield,"
     "tax-equivalent  yield,"  "dividend  yield," "average annual total return,"
     "cumulative total return," "average annual total return at net asset value"
     and "total  return at net asset  value." An  explanation  of how yields and total returns are calculated is set forth below.  The charts below show the
     Fund's  performance  as of the its most  recent  fiscal  year end.  You can obtain current performance information by calling the Fund's Transfer Agent at 1.800.525.7048 or by visiting the  OppenheimerFunds  Internet website at
     www.oppenheimerfunds.com.

          The Fund's  illustrations  of its performance  data in  advertisements must  comply  with  rules of the SEC.  Those  rules  describe  the types of performance  data  that  may be  used  and how it is to be  calculated.  In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised  class of shares of the
     Fund.

          Use of standardized  performance  calculations  enables an investor to compare the Fund's  performance  to the  performance of other funds for the same periods.  However,  a number of factors  should be  considered  before using the Fund's  performance  information as a basis for  comparison  with other investments:

     Yields and total returns measure the performance of a hypothetical  account in the Fund over various  periods and do not show the  performance  of each shareholder's  account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.

     The  Fund's  performance  returns  may not  reflect  the effect of taxes on dividends and capital gains distributions.

     An  investment  in  the  Fund  is not  insured  by the  FDIC  or any  other government agency.

     The principal value of the Fund's shares,  and its yields and total returns are not guaranteed  and normally will  fluctuate on a daily basis.

     When an investor's shares are redeemed, they may be worth more or less than their  original  cost.

     Yields and total  returns  for any given past period  represent  historical performance  information  and are not,  and  should  not be  considered,  a prediction of future yields or returns.

          The performance of each class of shares is shown  separately,  because the performance of each class of shares will usually be different.  That is because of the different kinds of expenses each class bears. The yields and total  returns of each class of shares of the Fund are  affected  by market conditions,  the quality of the Fund's  investments,  the maturity of those investments,  the types of  investments  the Fund holds,  and its operating expenses that are allocated to the particular class.

          Yields.  The Fund uses a variety of different yields to illustrate its current  returns.  Each  class of shares  calculates  its yield  separately because of the different expenses that affect each class.

     o Standardized Yield. The "standardized  yield" (sometimes referred to just as "yield") is shown for a class of shares for a stated 30-day  period.  It is not based on actual  distributions  paid by the Fund to  shareholders in the  30-day  period,  but  is a  hypothetical  yield  based  upon  the  net investment income from the Fund's portfolio investments for that period. It may  therefore  differ  from the  "dividend  yield"  for the same  class of shares, described below.

          Standardized yield is calculated using the following formula set forth in rules adopted by the SEC,  designed to assure uniformity in the way that all funds calculate their yields:

        Standardized Yield = 2 [(a-b +1)6 -1]
                                 ---
                                 cd

     The symbols above represent the following factors:

     a = dividends and interest earned during the 30-day period.

     b = expenses accrued for the period (net of any expense assumptions).

     c = the average daily number of shares of that class outstanding during the
     30-day period that were entitled to receive dividends.

     d = the maximum  offering  price per share of that class on the last day of the period, adjusted for undistributed net investment income.

          The standardized  yield for a particular 30-day period may differ from the yield for other periods.  The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month  period and is annualized at the end of the six-month period. Additionally, because each class of shares is subject to  different  expenses,  it is likely that the standardized yields of the Fund's classes of shares will differ for any
     30-day period.

          o Dividend Yield. The Fund may quote a "dividend yield" for each class of its shares.  Dividend yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate  dividend yield, the dividends of a class  declared  during a stated period are added  together, and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period.  The formula is shown below:

     Dividend Yield = dividends paid x 12/maximum offering price (payment date)

          The maximum  offering  price for Class A shares  includes  the current maximum  initial sales charge.  The maximum  offering price for Class B and
     Class C shares is the net asset value per share,  without  considering  the effect of contingent deferred sales charges. The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.

          Tax-Equivalent Yield. The "tax-equivalent  yield" of a class of shares is  the  equivalent  yield  that  would  have  to be  earned  on a  taxable investment  to achieve  the  after-tax  results  represented  by the Fund's
     tax-equivalent   yield.  It  adjusts  the  Fund's  standardized  yield,  as calculated  above, by a stated tax rate.  Using different tax rates to show different tax equivalent  yields shows  investors in different tax brackets the tax equivalent yield of the Fund based on their own tax bracket.

          The tax-equivalent  yield is based on a 30-day period, and is computed by  dividing  the  tax-exempt  portion  of the  Fund's  current  yield  (as calculated  above) by one minus a stated  income  tax rate.  The  result is added to the  portion  (if any) of the  Fund's  current  yield  that is not tax-exempt.

          The  tax-equivalent  yield may be used to compare  the tax  effects of income  derived from the Fund with income from taxable  investments  at the tax rates stated.  Your tax bracket is determined by your federal and state taxable  income  (the net amount  subject to federal  and state  income tax after deductions and exemptions).

----------------------------------------------------------------------------------------------------------------

                            The Fund's Yields for the 30-Day Periods Ended 07/31/04

----------------------------------------------------------------------------------------------------------------
--------------- ------------------------------- ------------------------------- --------------------------------

Class of              Standardized Yield                Dividend Yield               Tax-Equivalent Yield
Shares                                                                             (35.0% Fed. Tax Bracket)

--------------- ------------------------------- ------------------------------- --------------------------------
--------------- --------------- --------------- --------------- --------------- --------------- ----------------

                Without Sales    After Sales    Without Sales    After Sales    Without Sales     After Sales
                    Charge          Charge          Charge          Charge          Charge          Charge

--------------- --------------- --------------- --------------- --------------- --------------- ----------------
--------------- --------------- --------------- --------------- --------------- --------------- ----------------

Class A             5.68%           5.42%           5.73%           5.45%           8.81%            8.39%

--------------- --------------- --------------- --------------- --------------- --------------- ----------------
--------------- --------------- --------------- --------------- --------------- --------------- ----------------

Class B             4.82%            N/A            4.95%            N/A            7.61%             N/A

--------------- --------------- --------------- --------------- --------------- --------------- ----------------
--------------- --------------- --------------- --------------- --------------- --------------- ----------------

Class C             4.81%            N/A            4.95%            N/A            7.61%             N/A

--------------- --------------- --------------- --------------- --------------- --------------- ----------------

-------------------------------------------------------------------------------------------------------------------

               |X| Total Return  Information.  There are diffent types of "total returns" to measure the Fund's performance. Total return is the change in  value  of a  hypothetical  investment  in the  Fund  over a given period,  assuming that all  dividends and capital gains  distributions are  reinvested  in  additional  shares  and  that the  investment  is redeemed  at the end of the  period.  Because  of the  differences  in expenses  for each class of shares,  the total  returns for each class are  separately  measured.  The cumulative  total return  measures the change in value over the entire  period (for  example,  10 years).  An average  annual total return shows the average rate of return for each year that would  produce the  cumulative  total return over the entire period.  However,  average  annual  total  returnsa do not show actual year-by-year performance.  The Fund uses standardized calculations for its total returns  prescribed by the SEC. The methodology is discussed below.

               In  calculating  total  returns  for Class A shares,  the current maximum sales charge of 4.75% (as a percentage of the offering  price)
          is deducted from the initial  investment  ("P") in the formula  below)
          (unless the return is shown without sales charge, as described below).
          For Class B shares,  payment  of the  applicable  contingent  deferred sales charge is applied,  depending on the period for which the return is shwon: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter.  For Class C shares, the 1.0% contingent deferred sales charge is deducted for the one-year period.

     o Average  Annual Total Return.  The "average  annual total return" of each class is an  average  annual  compounded  rate of return for each year in a specified  number of years. It is the rate of return based on the change in value of a  hypothetical  initial  investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending
     Redeemable  Value ("ERV" in the formula) of that  investment,  according to the following formula:

                            1/n
                        ERV
                     -----         - 1 Average Annual Total Return
                          P
        P

               o Average Annual Total Return (After Taxes on Distributions). The
          "average annual total return (after taxes on  distributions)" of Class
          A shares is an average annual  compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax  rates in effect on any  reinvestment  date) on any  distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical  initial  investment of
          $1,000 ("P" in the  formula  below) held for a number of years ("n" in the  formula) to achieve an ending  value  ("ATVD" in the  formula) of that investment, after taking into account the effect of taxes on Fund distributions,  but not on the redemption of Fund shares, according to the following formula:

ATVD l/n     - 1   = Average Annual Total Return (After Taxes on Distributions)
---
 P

               o Average Annual Total Return (After Taxes on  Distributions  and
          Redemptions).  The  "average  annual  total  return  (after  taxes  on distributions and redemptions)" of Class A shares is an average annual compounded  rate of  return  for each  year in a  specified  number of years,  adjusted to show the effect of federal taxes (calculated using the highest individual  marginal federal income tax rates in effect on any reinvestment  date) on any  distributions  made by the Fund during the specified  period and the effect of capital gains taxes or capital
          loss  tax  benefits  (each   calculated   using  the  highest  federal
          individual  capital gains tax rate in effect on the  redemption  date)
          resulting  from the redemption of the shares at the end of the period.
          It  is  the  rate  of  return  based  on  the  change  in  value  of a hypothetical  initial  investment of $1,000 ("P" in the formula below)
          held for a number of years ("n" in the  formula)  to achieve an ending value ("ATVDR" in the formula) of that  investment,  after taking into account  the  effect  of  taxes  on  fund  distributions  and  on  the redemption of Fund shares, according to the following formula:

ATVDR l/n  - 1    = Average Annual Total Return (After Taxes on Distributions
                    and Redemptions)
---
 P

               o  Cumulative  Total  Return.   The  "cumulative   total  return"
          calculation measures the change in value of a hypothetical  investment of $1,000 over an entire period of years. Its calculation uses some of the same  factors  as average  annual  total  return,  but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

    ERV - P       = Total Return

-----------------
       P

               o Total  Returns at Net Asset  Value.  From time to time the Fund may also quote a cumulative or an average  annual total return "at net asset  value"  (without  deducting  sales  charges)  for each class of shares.  Each is based on the  difference in net asset value per share at  the  beginning  and  the  end  of the  period  for a  hypothetical investment in that class of shares (without  considering  front-end or contingent  deferred sales charges) and takes into  consideration  the reinvestment of dividends and capital gains distributions.

                  The Fund's Total Returns for the Periods Ended 7/31/04

-------------------------------------------------------------------------------------------------------------------------
--------------- ------------------------- -------------------------------------------------------------------------------

Class of            Cumulative Total                               Average Annual Total Returns
                        Returns
                      (10 Years or
Shares          life-of-class, if less)

--------------- ------------------------- -------------------------------------------------------------------------------
--------------- ------------------------- ------------------------- -------------------------- --------------------------

                                                   1-Year                    5-Year                     10-Year
                                                                                                 (or life of class, if
                                                                                                         less)

--------------- ------------------------- ------------------------- -------------------------- --------------------------
--------------- ------------ ------------ ------------ ------------ ------------- ------------ ------------- ------------

                   After       Without       After       Without    After Sales     Without    After Sales     Without
                   Sales        Sales        Sales        Sales        Charge        Sales        Charge        Sales
                  Charge       Charge       Charge       Charge                     Charge                     Charge

--------------- ------------ ------------ ------------ ------------ ------------- ------------ ------------- ------------
--------------- ------------ ------------ ------------ ------------ ------------- ------------ ------------- ------------

Class A1          63.77%       71.94%        4.40%        9.60%        3.64%         4.66%        5.06%         5.57%

--------------- ------------ ------------ ------------ ------------ ------------- ------------ ------------- ------------
--------------- ------------ ------------ ------------ ------------ ------------- ------------ ------------- ------------

Class B2          64.25%       64.25%        3.68%        8.68%        3.52%         3.85%        5.09%         5.09%

--------------- ------------ ------------ ------------ ------------ ------------- ------------ ------------- ------------
--------------- ------------ ------------ ------------ ------------ ------------- ------------ ------------- ------------

Class C3          50.23%       50.23%        7.79%        8.79%        3.84%         3.84%        4.67%         4.67%

--------------- ------------ ------------ ------------ ------------ ------------- ------------ ------------- ------------

1. Inception of Class A:   10/27/76
2. Inception of Class B:   3/16/93
3. Inception of Class C:   8/29/95

--------------------------------------------------------------------------------------------------------------

                    Average Annual Total Returns for Class A Shares (After Sales Charge)
                                        For the Periods Ended7/31/04

--------------------------------------------------------------------------------------------------------------
------------------------------------------ ------------------- ----------------------- -----------------------

                                                 1-Year                5-Year                 10-Year

------------------------------------------ ------------------- ----------------------- -----------------------
------------------------------------------ ------------------- ----------------------- -----------------------

After Taxes on Distributions                     4.40%                 3.62%                   5.04%

------------------------------------------ ------------------- ----------------------- -----------------------
------------------------------------------ ------------------- ----------------------- -----------------------

After Taxes on Distributions and                 4.83%                 3.86%                   5.10%
Redemption of Fund Shares

------------------------------------------ ------------------- ----------------------- -----------------------

     Other Performance  Comparisons.  The Fund compares its performance annually to that of an appropriate  broadly-based  market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer
     Agent at the  addresses  or  telephone  numbers  shown on the cover of this
     Statement  of  Additional  Information.  The  Fund  may  also  compare  its performance to that of other investments,  including other mutual funds, or use rankings of its performance by independent  ranking entities.  Examples of these performance comparisons are set forth below.

     |X| Lipper Rankings.  From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc. ("Lipper"). Lipper is a widely-recognized  independent mutual fund monitoring service.  Lipper monitors the performance of regulated investment  companies,  including the
     Fund, and ranks their  performance for various periods in categories  based on investment styles.  The Lipper  performance  rankings are based on total returns that include the  reinvestment  of capital gain  distributions  and income dividends but do not take sales charges or taxes into consideration.
     Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

     |X|  Morningstar  Ratings.  From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc., an independent  mutual fund monitoring  service.  Morningstar  rates and ranks mutual funds in their specialized market sectors.  The Fund is ranked among long duration national municipal bond funds.

     Morningstar proprietary star ratings reflect historical risk-adjusted total investment  return.  For  each  fund  with at least a  three-year  history,
     Morningstar  calculates a  Morningstar  Rating(TM)  based on a  Morningstar
     Risk-Adjusted  Return  measure  that  accounts  for  variation  in a fund's monthly  performance  (including the effects of sales charges,  loads,  and
     redemption  fees),   placing  more  emphasis  on  downward  variations  and
     rewarding  consistent  performance.  The top 10% of funds in each  category receive 5 stars,  the next 22.5%  receive 4 stars,  the next 35%  receive 3 stars,  the next 22.5% receive 2 stars,  and the bottom 10% receive 1 star.
     (Each  share  class is counted as a fraction  of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall  Morningstar  Rating for a fund is derived from a weighted  average of the  performance  figures  associated with its three-, five-and ten-year (if applicable) Morningstar Rating metrics.

               |X|  Performance  Rankings and  Comparisons by Other Entities and
          Publications.   From  time  to  time  the  Fund  may  include  in  its
          advertisements and sales literature performance  information about the
          Fund cited in newspapers  and other  periodicals  such as The New York
          Times,  The Wall Street Journal,  Barron's,  or similar  publications.
          That  information  may  include  performance   quotations  from  other
          sources,  including  Lipper and  Morningstar.  The  performance of the
          Fund's  classes  of shares  may be  compared  in  publications  to the performance  of  various  market  indices  or other  investments,  and
          averages,   performance  rankings  or  other  benchmarks  prepared  by recognized mutual fund statistical services.

               Investors  may also wish to  compare  the  returns  on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions.  Those include certificates of deposit, ordinary  interest-paying  checking  and savings  accounts,  and other
          forms  of  fixed  or  variable  time   deposits,   and  various  other
          instruments  such as Treasury bills.  However,  the Fund's returns and share  price are not  guaranteed  or  insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be  insured  by the  FDIC  and may  provide  fixed  rates  of  return.
          Repayment of principal and payment of interest on Treasury  securities is backed by the full faith and credit of the U.S. government.

               From time to time,  the Fund may  publish  rankings or ratings of the Manager or Transfer Agent, and of the investor  services  provided
          by  them  to  shareholders  of  the  Oppenheimer   funds,  other  than
          performance  rankings  of  the  Oppenheimer  funds  themselves.  Those ratings or  rankings of  shareholder  and  investor  services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services.
          They may be based upon the  opinions of the rating or ranking  service itself,  using its  research  or  judgment,  or based upon  surveys of investors, brokers, shareholders or others.

     From  time to time the Fund may  include  in its  advertisements  and sales literature  the  total  return  performance  of a  hypothetical  investment account that includes shares of the Fund and other  Oppenheimer  funds. The combined  account  may be part of an  illustration  of an asset  allocation model or similar  presentation.  The account  performance may combine total return  performance  of the Fund and the total return  performance of other
     Oppenheimer funds included in the account. Additionally, from time to time,
     the  Fund's   advertisements   and  sales   literature  may  include,   for
     illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,

     o information  about the  performance of certain  securities or commodities markets or segments of those markets,

     o  information  about  the  performance  of  the  economies  of  particular countries or regions,

     o the earnings of companies included in segments of particular  industries, sectors, securities markets, countries or regions,

     o the  availability  of  different  types of  securities  or  offerings  of securities,

     o information  relating to the gross national or gross domestic  product of the United States or other countries or regions,

     o  comparisons   of  various  market  sectors  or  indices  to  demonstrate performance, risk, or other characteristics of the Fund.

     ABOUT your account

     How to Buy Shares

     Additional  information  is  presented  below about the methods that can be used to buy shares of the Fund.  Appendix C contains more information about the  special  sales  charge  arrangements  offered  by the  Fund,  and  the circumstances  in which sales  charges may be reduced or waived for certain classes of investors.

     When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be  recorded  as a book entry on the  records of the Fund.
     The Fund will not issue or re-register physical share certificates.

     AccountLink.  When shares are purchased through AccountLink,  each purchase must be at least $50 and  shareholders  must invest at least $500 before an
     Asset Builder Plan  (described  below) can be established on a new account.
     Accounts  established  prior to  November  1, 2002  will  remain at $25 for additional purchases.  Shares will be purchased on the regular business day the  Distributor  is instructed to initiate the  Automated  Clearing  House
     ("ACH")  transfer  to buy the  shares.  Dividends  will  begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the
     Fund receives  Federal Funds for the purchase through the ACH system before the close of The New York Stock  Exchange  ("the  Exchange").  The Exchange
     normally  closes at 4:00 P.M.,  but may close  earlier on certain  days. If
     Federal  Funds  are  received  on a  business  day  after  the close of the
     Exchange,  the shares will be purchased and dividends  will begin to accrue on the next regular business day. The proceeds of

     ACH  Oppenheimer   Limited-Term  Government  Fund  transfers  are  normally
     received by the Fund three days after the transfers are  initiated.  If the proceeds  of the ACH  transfer  are not  received  on a timely  basis,  the
     Distributor   reserves  the  right  to  cancel  the  purchase  order.   The
     Distributor  and the Fund are not  responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

     Reduced  Sales  Charges.  As discussed in the  Prospectus,  a reduced sales charge rate may be obtained for Class A shares under Right of  Accumulation and  Letters  of Intent  because  of the  economies  of sales  efforts  and reduction  in  expenses  realized by the  Distributor,  dealers and brokers
     making  such  sales.   No  sales   charge  is  imposed  in  certain   other
     circumstances  described  in  Appendix C to this  Statement  of  Additional
     Information because the Distributor or dealer or broker incurs little or no selling expenses.

     |X| The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor  acts as the  distributor  and currently  include the following:

     Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free Municipals      Oppenheimer Limited Term Municipal Fund
Oppenheimer AMT-Free New York        Oppenheimer Limited Term Government Fund
       Municipals
Oppenheimer Balanced Fund              Oppenheimer Main Street Fund
Oppenheimer Bond Fund                  Oppenheimer Main Street Opportunity Fund
Oppenheimer California Municipal Fund  Oppenheimer Main Street Small Cap Fund
Oppenheimer Capital Appreciation Fund  Oppenheimer MidCap Fund
Oppenheimer Capital Preservation Fund  Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Income Fund        Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Champion Income Fund       Oppenheimer Principal Protected Main
                                                Street Fund
Oppenheimer Convertible
      Securities Fund                 Oppenheimer Principal Protected Main
                                                Street Fund II
Oppenheimer Developing Markets Fund   Oppenheimer Quest Balanced Fund
Oppenheimer Disciplined Allocation
           Fund                       Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Discovery Fund            Oppenheimer Quest International
                                                 Value Fund, Inc.
Oppenheimer Emerging Growth Fund      Oppenheimer Quest Opportunity Value Fund
Oppenheimer Emerging Technologies
        Fund                          Oppenheimer Quest Value Fund, Inc.
Oppenheimer Enterprise Fund           Oppenheimer Real Asset Fund
Oppenheimer Equity Fund, Inc.         Oppenheimer Real Estate Fund
Oppenheimer Global Fund               Oppenheimer Rochester National Municipals
Oppenheimer Global Opportunities
        Fund                         Oppenheimer Select Value Fund
Oppenheimer Gold & Special
        Minerals Fund                Oppenheimer Senior Floating Rate Fund
Oppenheimer Growth Fund              Oppenheimer Small Cap Value Fund
Oppenheimer High Yield Fund          Oppenheimer Strategic Income Fund
Oppenheimer International Bond Fund  Oppenheimer Total Return Bond Fund
Oppenheimer International Growth
        Fund                         Oppenheimer U.S. Government Trust
Oppenheimer International
       Small Company Fund            Oppenheimer Value Fund
Oppenheimer International Value
       Fund                          Limited-Term New York Municipal Fund
Oppenheimer Limited Term
       California Municipal Fund     Rochester Fund Municipals

And the following money market funds:

Oppenheimer Cash Reserves             Centennial Government Trust
Oppenheimer Money Market Fund, Inc.   Centennial Money Market Trust
Centennial America Fund, L. P.        Centennial New York Tax Exempt Trust
Centennial California Tax Exempt
           Trust                      Centennial Tax Exempt Trust

               There is an  initial  sales  charge  on the  purchase  of Class A shares of each of the  Oppenheimer  funds  described  above except the money market  funds.  Under  certain  circumstances  described in this
          Statement of Additional  Information,  redemption  proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

     Letters of Intent.  Under a Letter of Intent  ("Letter"),  if you  purchase
     Class A  shares  or  Class A and  Class B  shares  of the  Fund  and  other
     Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares.  The total amount of your intended  purchases of both Class A and Class B shares will  determine the reduced sales charge rate for the Class A shares  purchased during that period. You can include purchases made up to 90 days before the date of the
     Letter.  Letters do not  consider  Class C shares you  purchase or may have purchased.

               A Letter is an investor's statement in writing to the Distributor of the  intention  to  purchase  Class A shares or Class A and Class B shares of the Fund (and  other  Oppenheimer  funds)  during a 13-month period (the "Letter  period").  At the  investor's  request,  this may include  purchases made up to 90 days prior to the date of the Letter.
          The  Letter  states the  investor's  intention  to make the  aggregate amount of  purchases  of shares  which,  when added to the  investor's holdings  of shares of those  funds,  will  equal or exceed the amount specified in the Letter.  Purchases made by  reinvestment of dividends or  distributions  of capital  gains and  purchases  made at net asset value without sales charge do not count toward  satisfying  the amount of the Letter.

               A Letter  enables  an  investor  to count the Class A and Class B shares  purchased  under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds)  that  applies  under  the  Right of  Accumulation  to  current purchases of Class A shares. Each purchase of Class A shares under the
          Letter will be made at the offering price (including the sales charge)
          that  applies to a single  lump-sum  purchase  of shares in the amount intended to be purchased under the Letter.

               In  submitting a Letter,  the  investor  makes no  commitment  to purchase shares. However, if the investor's purchases of shares within the Letter period,  when added to the value (at offering price) of the investor's  holdings of shares on the last day of that period,  do not equal or exceed the intended  purchase amount,  the investor agrees to
          pay  the  additional   amount  of  sales  charge  applicable  to  such
          purchases. That amount is described in "Terms of Escrow," below (those terms may be  amended  by the  Distributor  from  time to  time).  The investor  agrees  that  shares  equal in  value to 5% of the  intended purchase  amount will be held in escrow by the Transfer  Agent subject to the Terms of Escrow.  Also, the investor  agrees to be bound by the terms of the Prospectus,  this Statement of Additional Information and the application used for a Letter. If those terms are amended, as they may be from time to time by the Fund, the investor  agrees to be bound
          by  the   amended   terms  and  that  those   amendments   will  apply
          automatically to existing Letters.

               If the total eligible  purchases made during the Letter period do not equal or exceed the  intended  purchase  amount,  the  concessions previously paid to the dealer of record for the account and the amount of sales charge  retained by the  Distributor  will be adjusted to the
          rates  applicable  to  actual  total  purchases.   If  total  eligible
          purchases during the Letter period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus,  the sales charges paid will be adjusted to the lower rate.  That  adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of concessions  allowed  or  paid  to  the  dealer  over  the  amount  of concessions  that apply to the actual amount of purchases.  The excess concessions  returned  to the  Distributor  will be  used to  purchase additional  shares for the  investor's  account at the net asset value per share in effect on the date of such  purchase,  promptly after the
          Distributor's receipt thereof.

               The Transfer  Agent will not hold shares in escrow for  purchases of shares of the Fund and other Oppenheimer funds by  OppenheimerFunds prototype 401(k) plans under a Letter. If the intended purchase amount under a Letter entered into by an  OppenheimerFunds  prototype  401(k)
          plan is not  purchased  by the plan by the end of the  Letter  period, there will be no adjustment of concessions  paid to the  broker-dealer or financial  institution  of record for accounts  held in the name of that plan.

               In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter period will be  deducted.  It is the  responsibility  of the dealer of record and/or the investor to advise the Distributor  about the Letter when  placing any purchase  orders for the investor  during the Letter period. All of such purchases must be made through the Distributor.

         |X|  Terms of Escrow That Apply to Letters of Intent.

               1.  Out of the  initial  purchase  (or  subsequent  purchases  if necessary)  made  pursuant  to a Letter,  shares of the Fund  equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer  Agent.  For  example,  if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a
          $50,000  purchase).  Any dividends and capital gains  distributions on the escrowed shares will be credited to the investor's account.

               2. If the total minimum investment  specified under the Letter is completed within the 13-month Letter period,  the escrowed shares will be promptly released to the investor.

               3.  If,  at the  end of the  13-month  Letter  period  the  total purchases  pursuant to the Letter are less than the intended  purchase amount  specified  in the  Letter,  the  investor  must  remit  to the
          Distributor  an amount  equal to the  difference  between  the  dollar amount of sales charges  actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single  time.  That  sales  charge  adjustment  will apply to any shares  redeemed  prior  to  the  completion  of  the  Letter.  If the difference  in sales  charges is not paid  within  twenty days after a request from the  Distributor  or the dealer,  the  Distributor  will, within sixty days of the  expiration of the Letter,  redeem the number of escrowed  shares  necessary  to realize  such  difference  in sales charges.  Full and fractional  shares  remaining after such redemption will be  released  from  escrow.  If a request is  received  to redeem escrowed shares prior to the payment of such additional  sales charge, the sales charge will be withheld from the redemption proceeds.

               4. By signing the Letter,  the investor  irrevocably  constitutes and appoints the Transfer Agent as  attorney-in-fact  to surrender for redemption any or all escrowed shares.

               5. The  shares  eligible  for  purchase  under the Letter (or the holding  of  which  may be  counted  toward  completion  of a  Letter)
          include:

     (a) Class A shares sold with a front-end sales charge or subject to a Class
     A contingent deferred sales charge,

     (b)  Class B shares  of  other  Oppenheimer  funds  acquired  subject  to a contingent deferred sales charge, and

     (c) Class A or Class B shares  acquired  by  exchange of either (1) Class A shares of one of the other  Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B shares of one of the other  Oppenheimer  funds  that were  acquired  subject  to a contingent deferred sales charge.

               6.  Shares  held  in  escrow  hereunder  will   automatically  be
          exchanged  for  shares  of  another  fund  to  which  an  exchange  is requested, as described in the section of the Prospectus entitled "How to Exchange  Shares" and the escrow will be  transferred to that other fund.

     Asset Builder  Plans.  As explained in the  Prospectus,  you must initially establish your account with $500. Subsequently,  you can establish an Asset
     Builder Plan to automatically  purchase  additional  shares directly from a bank account for as little as $50. For those accounts  established prior to
     November 1, 2002 and which have previously established Asset Builder Plans, additional  purchases will remain at $25. Shares purchased by Asset Builder
     Plan payments from bank accounts are subject to the redemption restrictions for recent purchases  described in the Prospectus.  Asset Builder Plans are available  only if your bank is an ACH member.  Asset Builder Plans may not be used to buy shares  for  OppenheimerFunds  employer-sponsored  qualified retirement  accounts.  Asset  Builder  Plans also  enable  shareholders  of
     Oppenheimer  Cash  Reserves  to use  their  fund  account  to make  monthly automatic purchases of shares of up to four other Oppenheimer funds.

               If you make payments from your bank account to purchase shares of the Fund,  your bank account will be debited  automatically.  Normally the debit will be made two business days prior to the investment dates you  selected  on  your  application.  Neither  the  Distributor,  the
          Transfer  Agent or the Fund  shall be  responsible  for any  delays in purchasing shares that result from delays in ACH transmissions.

               Before you establish Asset Builder payments,  you should obtain a prospectus of the selected fund(s) from your financial advisor (or the
          Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset
          Builder payment or you can terminate  these  automatic  investments at any time by writing to the Transfer Agent. The Transfer Agent requires a  reasonable  period  (approximately  10 days) after  receipt of your instructions  to implement them. The Fund reserves the right to amend, suspend  or  discontinue  offering  Asset  Builder  plans  at any time without prior notice.

               Cancellation of Purchase Orders.  Cancellation of purchase orders for the Fund's shares (for example,  when a purchase check is returned to the Fund  unpaid)  causes a loss to be incurred  when the net asset values of the Fund's shares on the  cancellation  date is less than on the purchase date.  That loss is equal to the amount of the decline in the net asset  value per share  multiplied  by the number of shares in the purchase order.  The investor is responsible for that loss. If the investor fails to compensate  the Fund for the loss,  the  Distributor will do so. The Fund may reimburse the  Distributor for that amount by redeeming shares from any account  registered in that investor's name, or the Fund or the Distributor may seek other redress.

     Classes of Shares.  Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund.  However,  each class has different shareholder  privileges and features. The net income attributable to Class B or Class C shares and the dividends  payable on Class B or Class
     C shares  will be  reduced by  incremental  expenses  borne  solely by that class.  Those expenses include the asset-based sales charges to which Class
     B and Class C are subject.

               The  availability  of  different  classes  of shares  permits  an investor  to choose  the  method  of  purchasing  shares  that is more appropriate  for the  investor.  That may  depend on the amount of the purchase,  the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares normally are sold subject to an initial sales  charge.  While Class B and Class C shares have no initial  sales  charge,  the purpose of the deferred  sales charge and asset-based  sales charge on Class B and Class C shares is the same as that of the initial sales charge on Class A shares - to compensate the
          Distributor and brokers,  dealers and financial institutions that sell shares  of  the  Fund.  A  salesperson  who  is  entitled  to  receive compensation  from his or her firm for selling Fund shares may receive different  levels  of  compensation  for  selling  one class of shares rather than another.

               The  Distributor  will not accept a purchase order of $100,000 or more for Class B shares or a  purchase  order of $1 million or more to purchase Class C shares on behalf of a single  investor (not including dealer "street name" or omnibus accounts).

               |X|  Class  B  Conversion.   Under  current   interpretations  of
          applicable federal income tax law by the Internal Revenue Service, the conversion  of  Class B  shares  to Class A  shares  72  months  after purchase is not  treated as a taxable  event for the  shareholder.  If those laws or the IRS  interpretation of those laws should change, the automatic  conversion  feature may be  suspended.  In that  event,  no
          further   conversions  of  Class  B  shares  would  occur  while  that suspension  remained in effect.  Although Class B shares could then be exchanged  for Class A shares on the basis of relative net asset value of the two classes,  without the  imposition of a sales charge or fee, such exchange  could  constitute a taxable event for the  shareholder, and absent such exchange,  Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

               |X| Allocation of Expenses. The Fund pays expenses related to its daily  operations,  such as custodian fees,  Trustees' fees,  transfer agency fees,  legal fees and auditing  costs.  Those expenses are paid out of the Fund's  assets and are not paid  directly by  shareholders.
          However,  those  expenses  reduce the net asset values of shares,  and
          therefore  are  indirectly   borne  by   shareholders   through  their
          investment.

               The methodology  for  calculating the net asset value,  dividends and distributions of the Fund's share classes  recognizes two types of expenses. General expenses that do not pertain specifically to any one class  are  allocated  pro  rata to the  shares  of all  classes.  The allocation is based on the  percentage of the Fund's total assets that is represented  by the assets of each class,  and then equally to each outstanding  share within a given class. Such general expenses include management  fees,  legal,  bookkeeping  and audit fees,  printing  and mailing  costs of  shareholder  reports,  Prospectuses,  Statements of
          Additional  Information and other materials for current  shareholders, fees to  unaffiliated  Trustees,  custodian  expenses,  share issuance costs,  organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

               Other  expenses  that are directly  attributable  to a particular class are  allocated  equally to each  outstanding  share  within that class. Examples of such expenses include distribution and service plan
          (12b-1)  fees,  transfer  and  shareholder  servicing  agent  fees and expenses  and  shareholder  meeting  expenses (to the extent that such expenses pertain only to a specific class).

               Fund  Account  Fees.  As stated in the  Prospectus,  a $12 annual
          "Minimum  Balance  Fee" is assessed on each Fund  account with a share balance  valued under $500. The Minimum  Balance Fee is  automatically deducted  from each such Fund  account  on or about the second to last business day of September.

               Listed below are certain cases in which the Fund has elected,  in its discretion,  not to assess the Fund Account Fees. These exceptions are subject to change:

     A fund account whose shares were acquired after September 30th of the prior year;

     o A fund  account  that  has a  balance  below  $500  due to the  automatic conversion  of shares  from  Class B to Class A shares.  However,  once all
     Class B shares held in the account  have been  converted  to Class A shares the new account balance may become subject to the Minimum Balance Fee;

     o Accounts of  shareholders  who elect to access  their  account  documents electronically via eDoc Direct;

     o A fund account that has only certificated shares and, has a balance below
     $500 and is being escheated;

     o Accounts of shareholders that are held by  broker-dealers  under the NSCC
     Fund/SERV system;

     o Accounts held under the Oppenheimer Legacy Program and/or holding certain
     Oppenheimer  Variable  Account  Funds;

     o Omnibus  accounts  holding  shares  pursuant to the  Pinnacle,  Ascender,
     Custom  Plus,   Recordkeeper  Pro  and  Pension  Alliance  Retirement  Plan
     programs; and

     o A fund  account  that falls below the $500  minimum  solely due to market fluctuations  within  the  12-month  period  preceding  the date the fee is deducted.

               To access  account  documents  electronically  via eDocs  Direct,
          please    visit   the    Service    Center   on   our    website    at
          www.oppenheimerfunds.com or call 1.888.470.0862 for instructions.

     o The Fund  reserves  the  authority  to modify  Fund  Account  Fees in its discretion.

     Determination of Net Asset Values Per Share. The net asset values per share of each  class of  shares  of the Fund are  determined  as of the  close of business  of the  Exchange  on each  day  that the  Exchange  is open.  The calculation  is done  by  dividing  the  value  of the  Fund's  net  assets attributable  to a class by the  number of shares  of that  class  that are outstanding.  The Exchange normally closes at 4:00 P.M.,  Eastern time, but may close  earlier  on some  other  days (for  example,  in case of weather emergencies  or on days falling before a U.S.  holiday).  All references to time in this Statement of Additional  Information  mean "Eastern time." The
     Exchange's most recent annual announcement regarding holidays and days when the  market  may close  early is  available  on the  Exchange's  website at
     www.nyse.com.

               Dealers  other  than  Exchange  members  may  conduct  trading in
          municipal   securities  on  days  on  which  the  Exchange  is  closed
          (including  weekends  and  holidays)  or after 4:00 P.M.  on a regular business  day.  Because  the  Fund's  net  asset  values  will  not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.

               Securities   Valuation.   The  Fund's   Board  of  Trustees   has
          established procedures for the valuation of the Fund's securities.  In general those procedures are as follows:

     o Long-term  debt  securities  having a remaining  maturity in excess of 60 days are valued  based on the mean  between  the "bid" and  "asked"  prices determined by a portfolio  pricing service  approved by the Fund's Board of
     Trustees or obtained by the Manager  from two active  market  makers in the security on the basis of reasonable inquiry.

     o The  following  securities  are valued at the mean  between the "bid" and
     "asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:

     (1) debt  instruments  that  have a  maturity  of more  than 397 days  when issued,

     (2) debt  instruments  that had a maturity  of 397 days or less when issued and have a remaining maturity of more than 60 days, and

     (3) non-money  market debt  instruments  that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.

     o The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:

     (1) money market debt securities held by a non-money market fund that had a maturity of less than 397 days when  issued that have a remaining  maturity of 60 days or less, and

     (2) debt  instruments  held by a money  market  fund that have a  remaining maturity of 397 days or less.

     o Securities (including restricted securities) not having readily-available market  quotations  are valued at fair value  determined  under the Board's procedures. If the Manager is unable to locate two market makers willing to give  quotes,  a security  may be priced at the mean  between the "bid" and
     "asked"  prices  provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

               In the case of municipal  securities,  when last sale information is not  generally  available,  the Manager  may use  pricing  services approved  by the  Board  of  Trustees.  The  pricing  service  may use
          "matrix"  comparisons to the prices for comparable  instruments on the basis of quality,  yield and maturity.  Other  special  factors may be involved  (such  as the  tax-exempt  status  of the  interest  paid by municipal  securities).  The Manager  will monitor the accuracy of the pricing  services.  That monitoring may include  comparing prices used for portfolio valuation to actual sales prices of selected securities.

               Puts, calls,  futures and municipal bond index futures are valued at the last sale  price on the  principal  exchange  on which they are traded or on  Nasdaq(R),  as  applicable,  as  determined by a pricing service approved by the Board of Trustees or by the Manager.  If there were no sales that day, they shall be valued at the last sale price on the  preceding  trading  day if it is within the spread of the closing
          "bid" and "asked" prices on the principal exchange or on Nasdaq on the valuation  date.  If not,  the value shall be the closing bid price on the principal exchange or on Nasdaq on the valuation date. If the put, call or future is not traded on an exchange or on Nasdaq,  it shall be valued by the mean between  "bid" and "asked"  prices  obtained by the
          Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

               When the Fund  writes an option,  an amount  equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an  asset.  An  equivalent  credit  is  included  in the  liability section.  The credit is adjusted  ("marked-to-market")  to reflect the current market value of the option.  In determining the Fund's gain on investments,  if a call or put written by the Fund is  exercised,  the proceeds  are  increased  by the  premium  received.  If a call or put written by the Fund expires,  the Fund has a gain in the amount of the premium.  If the Fund enters into a closing purchase  transaction,  it will have a gain or loss,  depending  on whether the premium  received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds,  the amount the Fund receives on its sale of the underlying  investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

     The  information  below  supplements the terms and conditions for redeeming shares set forth in the Prospectus.

     Checkwriting.  When a check is  presented  to  United  Missouri  Bank  (the
     "Bank") for  clearance,  the Bank will ask the Fund to redeem a  sufficient number of full and fractional shares in the shareholder's  account to cover the amount of the check. This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Fund.  Checks may not be  presented  for payment at the offices of the Bank or the Fund's custodian.  This  limitation  does not  affect  the use of  checks  for the payment of bills or to obtain cash at other  banks.  The Fund  reserves the right to amend, suspend or discontinue offering checkwriting  privileges at any time. The Fund will provide you notice whenever it is required to do so by applicable law.

               In choosing to take advantage of the Checkwriting  privilege,  by signing the account  application or by completing a Checkwriting card, each individual who signs:

     (1) for  individual  accounts,  represents  that  they  are the  registered owner(s) of the shares of the Fund in that account;

     (2) for accounts for corporations, partnerships, trusts and other entities, represents  that they are an  officer,  general  partner,  trustee or other fiduciary or agent, as applicable,  duly authorized to act on behalf of the registered owner(s);

     (3)  authorizes the Fund, its Transfer Agent and any bank through which the
     Fund's  drafts  (checks)  are  payable to pay all checks  drawn on the Fund account of such person(s) and to redeem a sufficient  amount of shares from that account to cover payment of each check;

     (4)  specifically  acknowledges  that if they choose to permit checks to be honored  if there is a single  signature  on  checks  drawn  against  joint accounts,  or  accounts  for  corporations,  partnerships,  trusts or other entities,  the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that  account  is  registered  in the names of more than one person or more than one  authorized  signature  appears  on the  Checkwriting  card or the application, as applicable;

     (5)  understands  that the  Checkwriting  privilege  may be  terminated  or amended at any time by the Fund and/or the Fund's bank; and

     (6)  acknowledges and agrees that neither the Fund nor its bank shall incur any liability for that amendment or termination of checkwriting  privileges or for  redeeming  shares to pay checks  reasonably  believed by them to be genuine,  or for returning or not paying checks that have not been accepted for any reason.

     Sending  Redemption  Proceeds by Federal Funds Wire. The Federal Funds wire of redemption  proceeds may be delayed if the Fund's  custodian bank is not open for business on a day when the Fund would normally  authorize the wire to be made, which is usually the Fund's next regular business day following the redemption.  In those  circumstances,  the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

     Reinvestment  Privilege.  Within six months of a redemption,  a shareholder may reinvest all or part of the redemption proceeds of:

     o Class A shares  purchased  subject to an initial  sales charge or Class A shares on which a contingent deferred sales charge was paid, or

     o Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

               The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other  Oppenheimer  funds  into which shares of the Fund are  exchangeable  as described in "How to Exchange
          Shares"  below.  Reinvestment  will be at the  net  asset  value  next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Transfer Agent for that privilege at the time of reinvestment.  This privilege does not apply to Class C shares. The
          Fund may amend, suspend or cease offering this reinvestment  privilege at any time as to shares  redeemed  after the date of such  amendment, suspension or cessation.

               Any capital gain that was realized  when the shares were redeemed is taxable,  and  reinvestment  will not alter any  capital  gains tax payable  on  that  gain.  If  there  has  been a  capital  loss on the redemption,  some  or all  of  the  loss  may  not be tax  deductible, depending  on the  timing and  amount of the  reinvestment.  Under the
          Internal  Revenue Code, if the  redemption  proceeds of Fund shares on which a sales charge was paid are  reinvested in shares of the Fund or another  of the  Oppenheimer  funds  within 90 days of  payment of the sales charge,  the shareholder's  basis in the shares of the Fund that were  redeemed  may not include the amount of the sales  charge  paid.
          That would  reduce the loss or increase the gain  recognized  from the redemption.  However,  in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

     Payments "In Kind". The Prospectus  states that payment for shares tendered
     for  redemption  is  ordinarily  made  in  cash.  However,   under  certain
     circumstances,  the Board of  Trustees  of the Fund may  determine  that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption  proceeds in whole or in part by a  distribution  "in kind" of liquid  securities  from the portfolio of the
     Fund, in lieu of cash.

               The Fund has  elected  to be  governed  by Rule  18f-1  under the
          Investment  Company  Act.  Under that rule,  the Fund is  obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net  assets  of  the  Fund  during  any  90-day  period  for  any  one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur  brokerage  or other costs in selling the  securities  for cash. The Fund will value  securities  used to pay redemptions in kind using the same method the Fund uses to value its portfolio  securities described above under  "Determination  of Net Asset Values Per Share."
          That  valuation  will be made as of the time the  redemption  price is determined.

     Involuntary  Redemptions.  The Fund's  Board of  Trustees  has the right to cause the  involuntary  redemption of the shares held in any account if the aggregate  net asset value of those shares is less than $200 or such lesser amount  as the  Board may fix.  The  Board of  Trustees  will not cause the involuntary  redemption  of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations.  If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question
     (not less than 30 days). The Board may  alternatively  set requirements for the  shareholder  to  increase  the  investment,  or set  other  terms  and conditions so that the shares would not be involuntarily redeemed.

     Transfers of Shares.  A transfer of shares to a different  registration  is not an event that triggers the payment of sales charges.  Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another  person or entity.  It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares.  When shares  subject to a  contingent  deferred  sales charge are transferred,  the transferred  shares will remain subject to the contingent  deferred  sales  charge.  It  will  be  calculated  as  if  the transferee  shareholder  had  acquired the  transferred  shares in the same manner and at the same time as the transferring shareholder.

               If less than all shares held in an account are  transferred,  and some  but  not  all  shares  in the  account  would  be  subject  to a contingent  deferred sales charge if redeemed at the time of transfer, the priorities  described in the Prospectus  under "How to Buy Shares"
          for the imposition of the Class B or Class C contingent deferred sales charge will be followed in  determining  the order in which shares are transferred.

     Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
     Distributor  is the Fund's agent to repurchase  its shares from  authorized dealers  or  brokers  on behalf  of their  customers.  Shareholders  should contact  their  broker or dealer to arrange  this type of  redemption.  The repurchase  price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker.  However, if the  Distributor  receives  a  repurchase  order from a dealer or broker after  the close of the  Exchange  on a regular  business  day,  it will be processed  at that day's net asset  value if the order was  received by the dealer or broker from its customers prior to the time the Exchange  closes.
     Normally,  the Exchange  closes at 4:00 P.M., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the  Distributor  prior to its close of business  that day  (normally  5:00
     P.M.).

               Ordinarily,  for accounts redeemed by a broker-dealer  under this procedure,  payment will be made within three  business days after the shares  have  been  redeemed  upon the  Distributor's  receipt  of the required redemption  documents in proper form. The signature(s) of the registered  owners on the  redemption  documents must be guaranteed as described in the Prospectus.

     Automatic  Withdrawal and Exchange  Plans.  Investors  owning shares of the
     Fund valued at $5,000 or more can  authorize  the Transfer  Agent to redeem shares  (having  a value  of at  least  $50)  automatically  on a  monthly, quarterly,  semi-annual or annual basis under an Automatic Withdrawal Plan.
     Shares will be redeemed  three business days prior to the date requested by the shareholder for receipt of the payment.  Automatic withdrawals of up to
     $1,500 per month may be  requested  by telephone if payments are to be made by check payable to all shareholders of record.  Payments must also be sent to the address of record for the account and the address must not have been changed  within  the prior 30 days.  Required  minimum  distributions  from
     OppenheimerFunds-sponsored  retirement  plans may not be  arranged  on this basis.

               Payments  are normally  made by check,  but  shareholders  having
          AccountLink  privileges  (see "How To Buy Shares") may arrange to have
          Automatic  Withdrawal  Plan payments  transferred  to the bank account designated  on  the  account  application  or by  signature-guaranteed instructions sent to the Transfer Agent.  Shares are normally redeemed pursuant to an Automatic  Withdrawal  Plan three  business days before the payment transmittal date you select in the account application. If a contingent  deferred  sales charge  applies to the  redemption,  the amount of the check or payment will be reduced accordingly.

               The  Fund  cannot  guarantee  receipt  of a  payment  on the date
          requested.   The  Fund  reserves  the  right  to  amend,   suspend  or
          discontinue  offering  these plans at any time without  prior  notice.
          Because  of the  sales  charge  assessed  on Class A share  purchases,
          shareholders   should  not  make  regular  additional  Class  A  share
          purchases while participating in an Automatic Withdrawal Plan. Class B and Class C  shareholders  should not establish  automatic  withdrawal plans,  because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the contingent deferred sales charge is waived as described in Appendix C to this Statement of
          Additional Information).

               By  requesting  an Automatic  Withdrawal  or Exchange  Plan,  the
          shareholder  agrees  to the terms and  conditions  that  apply to such plans, as stated below.  These  provisions may be amended from time to time by the Fund and/or the Distributor.  When adopted, any amendments will automatically apply to existing Plans.

               Automatic Exchange Plans. Shareholders can authorize the Transfer
          Agent to  exchange a  pre-determined  amount of shares of the FUnd for shares (of the same class) of other Oppenheimer funds automatically on a monthly,  quarterly,  semi-annual or annual basis under an Automatic
          Exchange  Plan. The minimum amount that may be exchanged to each other
          fund  account  is  $50.   Instructions   should  be  provided  on  the
          OppenheimerFunds  Application  or  signature-guaranteed  instructions.
          Exchanges made under these plans are subject to the restrictions  that apply to  exchanges  as set forth in "How to  Exchange  Shares" in the
          Prospectus and below in this Statement of Additional Information.

               Automatic  Withdrawal  Plans.  Fund  sghares  will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge  will  be  redeemed  first.  Shares  acquired  with  reinvested dividends  and capital  gains  distributions  will be  redeemed  next, followed  by  shares  acquired  with a  sales  charge,  to the  extent necessary  to make  withdrawal  payments.  Depending  upon the  amount withdrawn,  the  investor's  principal may be depleted.  Payments made under these  plans  should not be  considered  as a yield or income on your investment.

               The  Transfer  Agent  will  administer  the  invetor's  Automatic
          Withdrawal Plan as agent for the shareholder(s) (the "Planholder") who executed  the plan  authorization  and  application  submitted  to the
          Transfer  Agent.  Neither the Fund nor the Transfer  Agent shall incur any liability to the  Planholder  for any action taken or not taken by the  Transfer  Agent in good  faithg to  administer  the  plan.  Share certificates  will not be issued for shares of the Fund  purchased for an hled under the plan,  but the  Transfer  Agent will credit all such shares to the  account of the  Planholder  on the records of the Fund.
          Any  share  certificates  held  by a  Planholder  may  be  surrendered unendorsed to the Transfer Agent with the plan application so that the shares represented by the certificate may be held under the plan.

               For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund,  which will be done at net asset  value  without  a sales  charge.  Dividends  on shares held in the account may be paid in cash or reinvested.

               Shares will be redeemed  to make  withdrawal  payments at the net asset value per share  determined on the  redemption  date.  Checks or
          AccountLink  payments  representing  the proceeds of Plan  withdrawals will  norally be  transmitted  three  business  days prior to the date prior to the date selected for receipt of the payment according to the choice specified in writing by trhe Planholder.  Receipt of payment on the date selected cannot be guaranteed.

               The amount and the  interval  of  disbursement  payments  and the address to which checks are mailed or  AccountLink  payments are to be sent may be  changed at any time by the  Planholder  by writing to the
          Transfer Agent.  The Planholder  should allow at least two weeks' time after mailing such  notification for the requested change to be put in effect.  The Planholder may, at any time,  instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under thbe plan.  That notice must be in proper form in accordance  with the requirements of the then-current Prospectus of the Fund. In that case, the Transfer  Agent will redeem the number of shares  requested at the net asset  value  per  share in  effect  and will mail a check for the proceeds to the Planholder.

               The Planholder may terminate a Plan at anu time by writing to the
          Transfer  Agent.  The Fund may also give  directions  to the  Transfer
          Agent to terminate a Plan.  The Transfer  Agent will also  terminate a
          Plan  upon  its  receipt  of  evidence  satisfactory  to it  that  the
          Planholder has died or is legally incapacitated. Upon termination of a
          Plan by the  Tranfer  Agent or the  Fund,  shares  that  have not been redeemed  will  be  held in  uncertificated  form  in the  name of the
          Planholder.  The account  will  continue  as a  dividend-reinvestment, uncertificated  account  unless  and  until  proper  instructions  are
          received  from  the  Planholder.   The  account  will  continue  as  a
          dividend-reinvestment, uncertificated account unless and untiil proper instructions are received from the Planholder,  his or her executor or guardian, or another authorized person.

     If the  Transfer  Agent ceases to act as transfer  agent for the Fund,  the
     Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

How to Exchange Shares.

     As satted in the  Prospectus,  shares of a particular  class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer  funds.  Shares of Oppenheimer funds that have a single class without a class  designation  are deemed "Class A"
     shares for this purpose.  You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

     All of the Oppenheimer  funds currently offer Class A, B, C, N and Y shares with the following exceptions:

     The following funds only offer Class A shares:

Centennial America Fund, L.P.             Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
     Centennial Government Trust          Oppenheimer Money Market Fund, Inc.
     Centennial Money Market Trust

     The following funds do not offer Class N shares:

     Oppenheimer AMT-Free Municipals             Oppenheimer Pennsylvania
                                                     Municipal Fund
     Oppenheimer AMT-Free New York Municipals    Oppenheimer Rochester National
                                                        Municipals
     Oppenheimer California Municipal Fund       Limited Term New York
                                                        Municipal Fund
     Oppenheimer Limited Term Municipal Fund     Oppenheimer Senior Floating
                                                        Rate Fund
         Oppenheimer New Jersey Municipal Fund   Rochester Fund Municipals
         Oppenheimer Principal Protected Main
                Street Fund II                  Oppenheimer Limited Term
                                                    California Municipal Fund
     Oppenheimer International Value Fund

     The following funds do not offer Class Y shares:

     Oppenheimer AMT-Free Municipals              Oppenheimer Balanced Fund
     Oppenheimer AMT-Free New York Municipals     Oppenheimer New Jersey
                                                        Municipal Fund
     Oppenheimer California Municipal Fund        Oppenheimer Pennsylvania
                                                        Municipal Fund
     Oppenheimer Capital Income Fund              Oppenheimer Principal
                                                       Protected Main Street Fund
     Oppenheimer Champion Income Fund             Oppenheimer Principal Protected
                                                      Main Street Fund II
     Oppenheimer Convertible Securities Fund      Oppenheimer Quest Capital
                                                        Value Fund, Inc.
     Oppenheimer Disciplined Allocation Fund      Oppenheimer Quest International
                                                        Value Fund, Inc.
     Oppenheimer Developing Markets Fund          Oppenheimer Rochester National
                                                        Municipals
     Oppenheimer Gold & Special Minerals Fund     Oppenheimer Senior Floating
                                                        Rate Fund
     Oppenheimer International Bond Fund       Oppenheimer Small Cap Value Fund
     Oppenheimer International Growth Fund     Oppenheimer Total Return Bond Fund
     Oppenheimer International Small
                 Company Fund                Limited Term New York Municipal Fund
     Oppenheimer Limited Term Municipal Fund

     o Class Y shares of  Oppenheimer  Real Asset Fund may not be exchanged  for shares of any other fund.

     o Class B,  Class C and Class N shares of  Oppenheimer  Cash  Reserves  are generally available only by exchange from the same class of shares of other
     Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.

     o  Class  M  shares  of  Oppenheimer  Convertible  Securities  Fund  may be
     exchanged only for Class A shares of other Oppenheimer  funds. They may not be acquired  by  exchange  of shares of any class of any other  Oppenheimer funds except Class A shares of Oppenheimer Money Market Fund or Oppenheimer
     Cash Reserves acquired by exchange of Class M shares.

     o Shares of Oppenheimer Capital  Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash Reserves or
     Oppenheimer  Limited-Term  Government  Fund.  Only  participants in certain retirement  plans may purchase shares of Oppenheimer  Capital  Preservation
     Fund, and only those  participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation Fund.

     o Class A shares of  Oppenheimer  funds may be exchanged at net asset value for shares of any money market fund offered by the  Distributor.  Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.

     o  Shares  of  Oppenheimer  Money  Market  Fund,  Inc.  purchased  with the redemption  proceeds  of shares of other  mutual  funds  (other  than funds managed by the  Manager or its  subsidiaries)  redeemed  within the 30 days prior to that  purchase may  subsequently  be exchanged for shares of other
     Oppenheimer  funds  without  being  subject to an initial  sales  charge or contingent  deferred  sales  charge.  To qualify  for that  privilege,  the
     investor  or  the  investor's   dealer  must  notify  the   Distributor  of
     eligibility for this privilege at the time the shares of Oppenheimer  Money
     Market Fund,  Inc. are purchased.  If requested,  they must supply proof of entitlement to this privilege.

     o Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other  Oppenheimer  funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

     o  Shares  of  Oppenheimer  Principal  Protected  Main  Street  Fund may be
     exchanged  at net asset value for shares of any of the  Oppenheimer  funds.
     However,  shareholders  are not  permitted  to  exchange  shares  of  other
     Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street
     Fund until after the expiration of the warranty period (8/5/2010).

     o Shares of  Oppenheimer  Principal  Protected  Main  Street Fund II may be
     exchanged  at net asset value for shares of any of the  Oppenheimer  funds.
     However,  shareholders  are not  permitted  to  exchange  shares  of  other
     Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street
     Fund II until after the expiration of the warranty period (2/4/2011).

               The Fund may amend,  suspend or terminate the exchange  privilege at any time.  Although the Fund may impose these  changes at any time, it will  provide  you with  notice  of those  changes  whenever  it is required to do so by applicable  law. It may be required to provide 60 days' notice prior to materially  amending or terminating the exchange privilege.  That  60 day  notice  is  not  required  in  extraordinary circumstances.

               |X| How Exchanges Affect  Contingent  Deferred Sales Charges.  No
          contingent  deferred sales charge is imposed on exchanges of shares of any class  purchased  subject to a contingent  deferred  sales charge, with the following exceptions:

               o When  Class  A  shares  of any  Oppenheimer  fund  (other  than
          Rochester National Municipals and Rochester Fund Municipals)  acquired by  exchange  of  Class A shares  of any  Oppenheimer  fund  purchased subject to a Class A  contingent  deferred  sales  charge are redeemed within 18 months  measured from the beginning of the calendar month of the initial  purchase  of the  exchanged  Class A shares,  the Class A contingent deferred sales charge is imposed on the redeemed shares.

     o When Class A shares of Rochester  National  Municipals and Rochester Fund
     Municipals  acquired by exchange of Class A shares of any Oppenheimer  fund purchased  subject  to a Class  A  contingent  deferred  sales  charge  are redeemed  within 24 months of the  beginning of the  calendar  month of the initial  purchase of the exchanged  Class A shares,  the Class A contingent deferred sales charge is imposed on the redeemed shares.

     o If any Class A shares of another  Oppenheimer fund that are exchanged for
     Class A shares of Oppenheimer  Senior Floating Rate Fund are subject to the
     Class A contingent  deferred sales charge of the other  Oppenheimer fund at the time of  exchange,  the  holding  period  for that  Class A  contingent deferred  sales charge will carry over to the Class A shares of Oppenheimer
     Senior  Floating Rate Fund acquired in the exchange.  The Class A shares of
     Oppenheimer  Senior  Floating  Rate Fund  acquired in that exchange will be subject  to the  Class A Early  Withdrawal  Charge  of  Oppenheimer  Senior
     Floating  Rate Fund if they are  repurchased  before the  expiration of the holding period.

     o When Class A shares of Oppenheimer  Cash Reserves and  Oppenheimer  Money
     Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund  purchased  subject to a Class A contingent  deferred sales charge are redeemed  within  the  Class A holding  period  of the fund from  which the shares were exchanged,  the Class A contingent deferred sales charge of the fund from  which the shares  were  exchanged  is  imposed  on the  redeemed shares.

     o With respect to Class B shares (other than Limited-Term  Government Fund,
     Limited  Term  Municipal  Fund,  Limited  Term  New  York  Municipal  Fund,
     Oppenheimer Capital  Preservation Fund and Oppenheimer Senior Floating Rate
     Fund),  the Class B contingent  deferred sales charge is imposed on Class B shares  acquired by exchange if they are  redeemed  within six years of the initial purchase of the exchanged Class B shares.

     o With respect to Class B shares of Limited-Term  Government Fund,  Limited
     Term  Municipal  Fund,  Limited Term New York Municipal  Fund,  Oppenheimer
     Capital  Preservation  Fund and Oppenheimer  Senior Floating Rate Fund, the
     Class B  contingent  deferred  sales  charge is  imposed  on Class B shares acquired  by exchange  if they are  redeemed  within 5 years of the initial purchase of the exchanged Class B shares.

     o With  respect to Class C shares,  the Class C contingent  deferred  sales charge  is  imposed  on Class C shares  acquired  by  exchange  if they are redeemed within 12 months of the initial  purchase of the exchanged Class C shares.

               With respect to Class N shares,  a 1% contingent  deferred  sales charge will be imposed if the retirement  plan (not including IRAs and
          403(b) plans) is terminated or Class N shares of all Oppenheimer funds are terminated as an investment  option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class
          N shares of any  Oppenheimer  fund or with  respect  to an  individual retirement plan or 403(b) plan,  Class N shares are redeemed within 18 months  of  the  plan's  first  purchase  of  Class  N  shares  of any
          Oppenheimer fund.

     o When  Class B,  Class C or Class N  shares  are  redeemed  to  effect  an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the  imposition of the Class B, Class C or Class N contingent  deferred sales charge will be followed in determining  the order in which the shares are exchanged.  Before  exchanging  shares,  shareholders  should take into account how the exchange may affect any  contingent  deferred  sales charge that might be imposed in the subsequent redemption of remaining shares.

               Shareholders  owning  shares of more than one class must  specify which class of shares they wish to exchange.

               |X| Limits on Multiple  Exchange  Orders.  The Fund  reserves the right to reject  telephone or written exchange  requests  submitted in bulk by anyone on behalf of more than one account. The Fund may accept
          requests   for   exchanges   of  up  to  50  accounts   per  day  from
          representatives of authorized dealers that qualify for this privilege.

               |X|  Telephone  Exchange  Requests.  When  exchanging  shares  by telephone,  a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a  prospectus  of  that  fund  before  the  exchange  request  may  be submitted.  If all  telephone  lines are busy (which might occur,  for
          example,   during   periods  of  substantial   market   fluctuations),
          shareholders  might not be able to request  exchanges by telephone and would have to submit written exchange requests.

               |X|  Processing  Exchange  Requests.  Shares to be exchanged  are redeemed on the regular  business day the Transfer  Agent  receives an exchange  request in proper form (the  "Redemption  Date").  Normally, shares of the fund to be  acquired  are  purchased  on the  Redemption
          Date,  but such  purchases  may be delayed  by either  fund up to five business days if it determines  that it would be  disadvantaged  by an immediate transfer of the redemption  proceeds.  The Fund reserves the right,  in its  discretion,  to refuse any  exchange  request that may disadvantage  it. For  example,  if the receipt of  multiple  exchange requests  from a dealer  might  require the  disposition  of portfolio securities  at a time or at a price that might be  disadvantageous  to the Fund, the Fund may refuse the request.

               When you  exchange  some or all of your  shares  from one fund to another,  any special account feature such as an Asset Builder Plan or
          Automatic  Withdrawal  Plan will be switched  to the new fund  account unless  you tell the  Transfer  Agent not to do so.  However,  special redemption and exchange features such as Automatic  Exchange Plans and
          Automatic  Withdrawal  Plans  cannot  be  switched  to an  account  in
          Oppenheimer Senior Floating Rate Fund.

               In  connection  with any exchange  request,  the number of shares exchanged may be less than the number requested if the exchange or the number  requested would include shares subject to a restriction  cited in the  Prospectus  or this  Statement of Additional  Information,  or would  include  shares  covered  by a  share  certificate  that is not tendered with the request.  In those cases,  only the shares available for exchange without restriction will be exchanged.

               The  different  Oppenheimer  funds  available  for exchange  have different  investment  objectives,  policies and risks.  A shareholder should  assure that the fund  selected is  appropriate  for his or her investment and should be aware of the tax consequences of an exchange.
          For federal income tax purposes, an exchange transaction is treated as a  redemption  of  shares  of one fund and a  purchase  of  shares  of another.  "Reinvestment  Privilege," above,  discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The
          Fund,  the  Distributor,  and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

     Dividends and  Distributions.  Dividends  will be payable on shares held of record at the time of the previous  determination of net asset value, or as otherwise  described in "How to Buy Shares."  Daily  dividends  will not be declared or paid on newly purchased shares until such time as Federal Funds
     (funds credited to a member bank's account at the Federal Reserve Bank) are available  from the purchase  payment for such shares.  Normally,  purchase checks  received from  investors are converted to Federal Funds on the next business day. Shares purchased through dealers or brokers normally are paid for by the third  business  day  following  the  placement  of the purchase order.

               Shares redeemed through the regular redemption  procedure will be paid  dividends  through and including the day on which the redemption request is received by the Transfer  Agent in proper  form.  Dividends will be declared on shares repurchased by a dealer or broker for three business  days  following the trade date (that is, up to and including the day prior to  settlement of the  repurchase).  If all shares in an account  are  redeemed,  all  dividends  accrued on shares of the same class  in the  account  will  be paid  together  with  the  redemption proceeds.

               The Fund's  practice of  attempting  to pay  dividends on Class A shares at a constant  level requires the Manager to monitor the Fund's portfolio and, if necessary, to select higher-yielding securities when it is deemed  appropriate  to seek income at the level  needed to meet the  target.  Those  securities  must be within the Fund's  investment parameters,  however.  The Fund expects to pay dividends at a targeted level from its net investment  income and other  distributable  income without any impact on the net asset values per share.

               Dividends,  distributions  and proceeds of the redemption of Fund shares  represented  by checks  returned to the Transfer  Agent by the
          Postal  Service  as  undeliverable  will  be  invested  in  shares  of
          Oppenheimer  Money  Market  Fund,  Inc.  Reinvestment  will be made as promptly as possible  after the return of such checks to the  Transfer
          Agent,  to enable  the  investor  to earn a return on  otherwise  idle funds.  Unclaimed  accounts may be subject to state  escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

               The amount of a  distribution  paid on a class of shares may vary from time to time depending on market  conditions,  the composition of the  Fund's  portfolio,  and  expenses  borne  by the  Fund  or  borne separately by a class. Dividends are calculated in the same manner, at the same time and on the same day for shares of each  class.  However, dividends  on Class B and Class C shares are expected to be lower than dividends  on  Class  A  shares.  That  is due to  the  effect  of the asset-based  sales  charge  on  Class  B and  Class  C  shares.  Those dividends  will  also  differ  in  amount  as  a  consequence  of  any difference in net asset value among the different classes of shares.

     Tax  Status of the  Fund's  Dividends,  Distributions  and  Redemptions  of
     Shares.  The federal tax treatment of the Fund's  distributions  is briefly highlighted in the  Prospectus.  The following is only a summary of certain
     additional  tax  considerations   generally  affecting  the  Fund  and  its
     shareholders.

               The tax  discussion  in the  Prospectus  and  this  Statement  of
          Additional  Information  is based on tax law in  effect on the date of the  Prospectus and this  Statement of Additional  Information.  Those laws and  regulations  may be changed  by  legislative,  judicial,  or administrative  action,  sometimes with retroactive effect.  State and local tax treatment of exempt-interest dividends and potential capital gain distributions from regulated investment companies may differ from the  treatment  under  the  Internal  Revenue  Code  described  below.
          Potential  purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the  consequences  of  federal,  state  and  local  tax  rules affecting an investment in the Fund.

               |X| Qualification as a Regulated Investment Company. The Fund has
          elected to be taxed as a regulated investment company under Subchapter
          M of the  Internal  Revenue Code of 1986,  as amended.  As a regulated investment  company,  the Fund is not subject to federal income tax on the portion of its net investment  income (that is, taxable  interest, dividends,  and other taxable  ordinary  income,  net of expenses) and capital gain net income (that is, the excess of net long-term  capital gains over net  short-term  capital  losses)  that it  distributes  to shareholders.

               If the Fund qualifies as a "regulated  investment  company" under the Internal  Revenue Code,  it will not be liable for federal  income tax on  amounts it pays as  dividends  and other  distributions.  That qualification  enables  the  Fund to "pass  through"  its  income  and realized  capital gains to  shareholders  without having to pay tax on them. The Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future  years,  but reserves the right not to qualify.  The Internal  Revenue Code contains a number of complex tests to determine whether the Fund qualifies.  The Fund might not meet those tests in a particular year. If it does not qualify, the
          Fund will be treated for tax purposes as an ordinary  corporation  and will receive no tax  deduction  for  payments of  dividends  and other distributions  made to shareholders.  In such an instance,  all of the
          Fund's dividends would be taxable to shareholders.

               To  qualify  as a  regulated  investment  company,  the Fund must distribute at least 90% of its investment  company  taxable income (in brief, net investment income and the excess of net short-term  capital gain  over net  long-term  capital  loss)  and at least 90% of its net tax-exempt  income for the taxable  year.  The Fund must also  satisfy certain other requirements of the Internal Revenue Code, some of which are described below. Distributions by the Fund made during the taxable year or,  under  specified  circumstances,  within 12 months after the close of the taxable year, will be considered  distributions of income and  gains  for the  taxable  year and  will  therefore  count  toward satisfaction of the above-mentioned requirement.

               To  qualify  as a  regulated  investment  company,  the Fund must derive at least  90% of its gross  income  from  dividends,  interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign  currencies (to the extent such currency  gains are directly  related to the regulated investment  company's  principal  business  of  investing  in stock or securities) and certain other income.

               In addition to satisfying the  requirements  described above, the
          Fund must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under that test, at the close of each quarter of the Fund's  taxable  year, at least 50% of the value of the
          Fund's  assets  must  consist  of  cash  and  cash  items   (including
          receivables),   U.S.  government   securities,   securities  of  other
          regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund  must not hold more  than 10% of the  outstanding  voting securities  of each such issuer.  No more than 25% of the value of its total  assets  may be  invested  in the  securities  of any one issuer
          (other  than  U.S.  government  securities  and  securities  of  other regulated investment  companies),  or in two or more issuers which the
          Fund  controls and which are engaged in the same or similar  trades or
          businesses.   For  purposes  of  this  test,   obligations  issued  or
          guaranteed  by  certain  agencies  or  instrumentalities  of the  U.S.
          government are treated as U.S. government securities.

               Excise Tax on Regulated Investment Companies.  Under the Internal
          Revenue Code, by December 31 each year,  the Fund must  distribute 98%
          of its  taxable  investment  income  earned  from  January  1  through
          December 31 of that year and 98% of its capital gains  realized in the period  from  November 1 of the prior year  through  October 31 of the current  year.  If it does not, the Fund must pay an excise tax on the amounts not  distributed.  It is presently  anticipated  that the Fund will meet those  requirements.  To meet this  requirement,  in certain circumstances  the  Fund  might be  required  to  liquidate  portfolio investments  to make  sufficient  distributions  to avoid  excise  tax liability.  However,  the  Board of  Trustees  and the  Manager  might determine in a particular  year that it would be in the best interests of  shareholders  for the Fund not to make such  distributions  at the required  levels  and  to pay  the  excise  tax  on the  undistributed amounts.  That would  reduce  the  amount of income or  capital  gains available for distribution to shareholders.

               Taxation of Fund Distributions. The Fund intends to qualify under
          the   Internal   Revenue   Code   during   each  fiscal  year  to  pay
          "exempt-interest  dividends"  to its  shareholders.  To  satisfy  this qualification,  at the end of each  quarter of its  taxable  year,  at least  50% of the  value  of  the  Fund's  total  assets  consists  of obligations as defined in Section 103(a) of the Internal Revenue Code, as  amended.  Exempt-interest  dividends  that  are  derived  from net investment  income earned by the Fund on municipal  securities will be excludable  from gross income of  shareholders  for federal income tax
          purposes.   To  the   extent   the  Fund   fails  to  qualify  to  pay
          exempt-interest  dividends in any given form,  such dividends would be included in the gross income of  shareholders  for federal  income tax purposes.

               Net  investment  income  includes  the  allocation  of amounts of income from the municipal  securities in the Fund's portfolio that are free from federal income taxes.  This  allocation  will be made by the use of one  designated  percentage  applied  uniformly  to all  income dividends  paid  during  the Fund's tax year.  That  designation  will normally  be made  following  the end of each fiscal year as to income dividends paid in the prior year. The percentage of income  designated as  tax-exempt  may  substantially  differ from the  percentage of the
          Fund's income that was tax-exempt for a given period.

               A shareholder receiving a dividend from income earned by the Fund from one or more of the  following  sources must treat the dividend as ordinary income in the computation of the shareholder's  gross income, regardless of whether the dividend is reinvested:

     (1) certain taxable temporary investments (such as certificates of deposit, repurchase  agreements,  commercial  paper  and  obligations  of  the  U.S.
     government, its agencies and instrumentalities);

     (2) income from securities loans;

     (3) income or gains from options or futures,

     (4) any net short-term capital gain; and

     (5) any market discount amortization on tax-exempt bonds.

               The   Fund's   dividends   will   not   be   eligible   for   the
          dividends-received deduction for corporations.  Shareholders receiving
          Social Security or railroad  retirement  benefits should be aware that exempt-interest dividends are a factor in determining whether (and the extent to which)  such  benefits  are  subject to federal  income tax.
          Losses  realized  by  shareholders  on the  redemption  of Fund shares within six months of purchase  will be disallowed  for federal  income tax purposes to the extent of  exempt-interest  dividends  received on such shares.

               The Fund may either retain or distribute to shareholders  its net capital  gain for each taxable  year.  The Fund  currently  intends to distribute  any such amounts.  If the net capital gain is  distributed and designated as a capital gain  distribution,  it will be taxable to shareholders  as  a  long-term  capital  gain  and  will  be  properly identified  in reports sent to  shareholders  in January of each year.
          Such treatment will apply no matter how long the  shareholder has held his or her  shares or  whether  that gain was  recognized  by the Fund before the shareholder acquired his or her shares.

               If the Fund elects to retain its net capital gain,  the Fund will be subject  to tax on it at the 35%  corporate  tax rate.  If the Fund elects to retain  its net  capital  gain,  the Fund  will  provide  to shareholders of record on the last day of its taxable year information regarding  their pro rata share of the gain and tax paid. As a result, each  shareholder will be required to report his or her pro rata share of such  gain on their tax  return as  long-term  capital  gain,  will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain,  and will  increase the tax basis for his/her shares  by an amount  equal to the  deemed  distribution  less the tax credit.

               Distributions by the Fund will be treated in the manner described above  regardless  of whether  the  distributions  are paid in cash or reinvested  in  additional  shares of the Fund (or of  another  fund).
          Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution  in an amount equal to the fair  market  value  of  the  shares  received,  determined  as of the reinvestment date.

               The Fund will be  required in certain  cases to  withhold  28% of ordinary income dividends (not including "exempt-interest dividends"), capital  gains  distributions  and the proceeds of the  redemption  of shares,  paid to any  shareholder  (1) who has  failed  to  provide  a correct taxpayer  identification number or to properly certify that number when  required,  (2) who is subject to backup  withholding for  failure to report the  receipt of  interest  or  dividend  income properly,  or (3) who has  failed  to  certify  to the  Fund  that the shareholder  is not  subject  to backup  withholding  or is an "exempt recipient" (such as a corporation). All income and any tax withheld by the  Fund  is  remitted  by the  Fund  to  the  U.S.  Treasury  and is identified in reports mailed to shareholders in January of each year.

               Tax Effects of  Redemptions of Shares.  If a shareholder  redeems all or a portion of his/her shares,  the shareholder  will recognize a gain  or  loss  on the  redeemed  shares  in an  amount  equal  to the difference  between  the  proceeds  of the  redeemed  shares  and  the shareholder's  adjusted  tax basis in the shares.  All or a portion of
          any  loss   recognized  in  that  manner  may  be  disallowed  if  the shareholder  purchases  other shares of the Fund within 30 days before or after the redemption.

               In  general,  any gain or loss  arising  from the  redemption  of shares of the Fund will be  considered  capital  gain or loss,  if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  However,  any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term  capital  loss to the extent of the amount of capital gain dividends received on those shares. Special holding  period  rules under the  Internal  Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

               Foreign   Shareholders.   Under  U.S.  tax  law,  taxation  of  a
          shareholder who is a foreign person (to include, but not limited to, a nonresident  alien  individual,  a foreign trust, a foreign estate,  a foreign corporation,  or a foreign  partnership)  primarily depends on whether  the  foreign  person's  income  from the Fund is  effectively connected  with the conduct of a U.S.  trade or  business.  Typically,
          ordinary   income   dividends  paid  (not  including   exempt-interest
          dividends  paid by the  Fund)  from a mutual  fund are not  considered
          "effectively connected" income.

               Ordinary  income  dividends  that are  paid by the Fund  (and are deemed not "effectively  connected income") to foreign persons will be subject to a U.S. tax withheld by the Fund at a rate of 30%,  provided the Fund  obtains a  properly  completed  and  signed  Certificate  of
          Foreign  Status.  The tax rate may be reduced if the foreign  person's country of  residence  has a tax treaty with the U.S.  allowing  for a reduced tax rate on ordinary  income  dividends  paid by the Fund. All income and any tax withheld by the Fund is remitted by the Fund to the
          U.S.  Treasury and is identified in reports mailed to  shareholders in
          March of each year.

               If the ordinary  income  dividends from the Fund are  effectively connected  with the  conduct  of a U.S.  trade or  business,  then the foreign  person may claim an  exemption  from the U.S.  tax  described above  provided  the Fund  obtains a  properly  completed  and  signed
          Certificate of Foreign Status.  If the foreign person fails to provide a certification  of his/her foreign status,  the Fund will be required to withhold  U.S.  tax at a rate of 28% on ordinary  income  dividends
          (not   including   "exempt-interest    dividends"),    capital   gains
          distributions (including short-term and long-term) and the proceeds of the redemption of shares,  paid to any foreign person.  All income and any tax  withheld (in this  situation)  by the Fund is remitted by the
          Fund to the U.S.  Treasury  and is  identified  in  reports  mailed to shareholders in January of each year.

               The tax  consequences  to foreign  persons  entitled to claim the benefits  of an  applicable  tax  treaty may be  different  from those described herein.  Foreign shareholders are urged to consult their own tax advisors or the U.S.  Internal Revenue Service with respect to the particular  tax  consequences  to them of an  investment  in the Fund, including the  applicability of the U.S.  withholding  taxes described above.

     Dividend  Reinvestment in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends  and/or capital gains  distributions in shares of the  same  class  of any of  the  other  Oppenheimer  funds  listed  above.
     Reinvestment  will be made without  sales charge at the net asset value per share  in  effect  at the  close of  business  on the  payable  date of the dividend or distribution. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for  reinvestment.  Otherwise the shareholder  first must obtain a prospectus  for  that  fund and an  application  from  the  Distributor  to establish an account. Dividends and/or distributions from shares of certain other  Oppenheimer  funds (other than  Oppenheimer  Cash  Reserves)  may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

     The Distributor.  The Fund's shares are sold through  dealers,  brokers and
     other   financial   institutions   that   have  a  sales   agreement   with
     OppenheimerFunds  Distributor,  Inc., a subsidiary of the Manager that acts as the Fund's  Distributor.  The Distributor also distributes shares of the other  Oppenheimer  funds and is  sub-distributor  for funds  managed  by a subsidiary of the Manager.

     The Transfer Agent.  OppenheimerFunds  Services, the Fund's Transfer Agent,
     is a division of the Manager.  It is responsible for maintaining the Fund's shareholder  registry and shareholder  accounting  records,  and for paying dividends and  distributions to shareholders.  It also handles  shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder  servicing agent for the other  Oppenheimer  funds.  Shareholders  should direct inquiries about their accounts to the Transfer  Agent at the address and toll-free  numbers shown on the back cover.

     The Custodian Bank.  Citibank,  N.A. is the custodian of the Fund's assets.
     The custodian's  responsibilities  include safeguarding and controlling the
     Fund's portfolio securities and handling the delivery of such securities to and  from  the  Fund.  It is the  practice  of the  Fund to deal  with  the custodian  in  a  manner  uninfluenced  by  any  banking  relationship  the custodian  may have with the  Manager and its  affiliates.  The Fund's cash balances  with the  custodian  in excess of $100,000  are not  protected by federal  deposit  insurance.  Those  uninsured  balances  at  times  may be substantial.

     Independent  Registered  Public  Accounting  Firm.  KPMG LLP  serves  as an
     Independent  Registered Public Accounting Firm for the Fund. They audit the
     Fund's financial statements and perform other related audit services.  They also  act as an  independent  registered  public  accounting  firm  for the
     Manager and certain other funds advised by the Manager and its  affiliates.
     Audit  and  non-audit  services  provided  by KPMG LLP to the Fund  must be pre-approved by the Audit Committee.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER AMT-FREE MUNICIPALS:
 We have audited the accompanying statement of assets and liabilities of
 Oppenheimer AMT-Free Municipals, formerly Oppenheimer Municipal Bond Fund, including the statement of investments, as of July 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the
 Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with the standards of the Public
 Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
 Oppenheimer AMT-Free Municipals as of July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

  /S/ KPMG LLP
      KPMG LLP

 Denver, Colorado
 August 20, 2004 except as to the note entitled "Subsequent Events-Litigation,"
 which is as of September 14, 2004

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  July 31, 2004
--------------------------------------------------------------------------------
PRINCIPAL                                                                                                             VALUE
   AMOUNT                                                                       COUPON         MATURITY           SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------

 MUNICIPAL BONDS AND NOTES--102.9%
----------------------------------------------------------------------------------------------------------------------------
  ALABAMA--0.2%
$   15,000  AL HFA (Pelican)                                                     6.550%       03/20/2030         $    15,553
----------------------------------------------------------------------------------------------------------------------------
    15,000  Birmingham, AL Special Care Facilities Financing
            Authority (Children's Hospital of Alabama)                           5.500        06/01/2022              15,797
----------------------------------------------------------------------------------------------------------------------------
 1,000,000  Camden, AL IDB (Weyerhaeuser Company), Series A                      6.125        12/01/2024           1,046,190
----------------------------------------------------------------------------------------------------------------------------
    55,000  Cullman, AL Medical Clinic Board
            (Cullman Regional Medical Center)                                    6.500        02/15/2023              55,073
----------------------------------------------------------------------------------------------------------------------------
    25,000  Hoover, AL Mtg. (Royal Oaks)                                         6.750        10/20/2029              25,526
----------------------------------------------------------------------------------------------------------------------------
    15,000  Montgomery, AL Medical Clinic Board Health Care                      7.000        03/01/2015              15,030
----------------------------------------------------------------------------------------------------------------------------
    50,000  Oxford, AL Public Park & Recreation Board                            6.000        12/01/2021              52,743
                                                                                                                 -----------
                                                                                                                   1,225,912
----------------------------------------------------------------------------------------------------------------------------
  ALASKA--0.7%
 2,500,000  AK HFC RITES 1                                                      16.282 2      06/01/2032           2,559,650
----------------------------------------------------------------------------------------------------------------------------
 2,000,000  AK HFC ROLs 1                                                       16.238 2      12/01/2033           1,983,840
----------------------------------------------------------------------------------------------------------------------------
    20,000  AK HFC, Series A                                                     5.875        12/01/2024              20,493
----------------------------------------------------------------------------------------------------------------------------
    75,000  AK Northern Tobacco Securitization Corp. (TASC)                      5.500        06/01/2029              60,819
                                                                                                                 -----------
                                                                                                                   4,624,802
----------------------------------------------------------------------------------------------------------------------------
  ARIZONA--4.1%
   750,000  AZ West Campus Hsg. (Arizona State University)                       6.375        07/01/2022             812,070
----------------------------------------------------------------------------------------------------------------------------
   930,950  Central AZ Irrigation & Drain District, Series A                     6.000        06/01/2013             911,223
----------------------------------------------------------------------------------------------------------------------------
   300,000  El Mirage, AZ COP                                                    6.900        08/01/2015             307,365
----------------------------------------------------------------------------------------------------------------------------
   125,000  Glendale, AZ IDA (American Graduate School)                          6.000        07/01/2017             127,019
----------------------------------------------------------------------------------------------------------------------------
 2,000,000  Maricopa County, AZ IDA (Christian Care Mesa II)                     6.625        01/01/2034           1,939,280
----------------------------------------------------------------------------------------------------------------------------
 1,265,000  Maricopa County, AZ IDA
            (Horizon Community Learning Center)                                  6.375        06/01/2030           1,311,868
----------------------------------------------------------------------------------------------------------------------------
 1,500,000  Maricopa County, AZ IDA (Sun King Apartments)                        6.750        11/01/2018           1,317,165
----------------------------------------------------------------------------------------------------------------------------
 1,210,000  Maricopa County, AZ IDA (Sun King Apartments)                        6.750        05/01/2031           1,002,267
----------------------------------------------------------------------------------------------------------------------------
 1,275,000  Maricopa County, AZ IDA (Villas at Augusta)                          6.400        10/20/2020           1,361,190
----------------------------------------------------------------------------------------------------------------------------
    50,000  Mesa, AZ IDA (Mesa Student Hsg.)                                     6.250        07/01/2032              52,356
----------------------------------------------------------------------------------------------------------------------------
 3,000,000  Peoria, AZ IDA (Sierra Winds)                                        6.375        08/15/2029           2,826,960
----------------------------------------------------------------------------------------------------------------------------
 1,000,000  Phoenix, AZ IDA (Summit Apartments)                                  6.550        07/20/2037           1,047,410
----------------------------------------------------------------------------------------------------------------------------
    20,000  Phoenix, AZ IDA (Woodstone & Silver Springs)                         6.250        04/01/2023              20,170
----------------------------------------------------------------------------------------------------------------------------
   735,000  Pima County, AZ IDA (Arizona Charter School)                         6.100        07/01/2024             716,368
----------------------------------------------------------------------------------------------------------------------------
   500,000  Pima County, AZ IDA (Arizona Charter School)                         6.300        07/01/2031             492,010
----------------------------------------------------------------------------------------------------------------------------
 1,570,000  Pima County, AZ IDA (Arizona Charter School)                         6.500        07/01/2023           1,586,799
----------------------------------------------------------------------------------------------------------------------------
 1,290,000  Pima County, AZ IDA (Arizona Charter School)                         6.750        07/01/2031           1,311,620
----------------------------------------------------------------------------------------------------------------------------
 1,100,000  Pima County, AZ IDA (Noah Webster Basic School)                      6.125        12/15/2034           1,060,323
----------------------------------------------------------------------------------------------------------------------------
 2,845,000  Pima County, AZ IDA (Phoenix Advantage Charter School)               5.600        07/01/2023           2,903,180
----------------------------------------------------------------------------------------------------------------------------
 5,000,000  Verrado, AZ Community Facilities District                            6.500        07/15/2027           5,025,050
                                                                                                                 -----------
                                                                                                                  26,131,693

18 | OPPENHEIMER AMT-FREE MUNICIPALS

PRINCIPAL                                                                                                             VALUE
   AMOUNT                                                                       COUPON         MATURITY           SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------

 ARKANSAS--0.0%
$  195,000  Pine Bluff, AR IDA (Colt Industries)                                 6.500%       02/15/2009         $   193,547
----------------------------------------------------------------------------------------------------------------------------
   115,000  Pope County, AR Pollution Control
            (Arkansas Power& Light Company)                                      6.300        11/01/2020             115,078
                                                                                                                 -----------
                                                                                                                     308,625
----------------------------------------------------------------------------------------------------------------------------
  CALIFORNIA--7.6%
 2,220,000  Beaumont, CA Financing Authority, Series B                           5.875        09/01/2023           2,162,768
----------------------------------------------------------------------------------------------------------------------------
 2,000,000  CA CDA (East Valley Tourist)                                        11.000        10/01/2020           2,001,040
----------------------------------------------------------------------------------------------------------------------------
 1,200,000  CA GO Fixed Receipts                                                 5.250        02/01/2025           1,222,836
----------------------------------------------------------------------------------------------------------------------------
 4,700,000  CA GO RITES 1                                                       15.745 2      02/01/2025           5,057,764
----------------------------------------------------------------------------------------------------------------------------
 1,000,000  CA Golden State Tobacco Securitization Corp.                         6.625        06/01/2040             880,980
----------------------------------------------------------------------------------------------------------------------------
12,120,000  CA Golden State Tobacco Securitization Corp. (TASC)                  5.500        06/01/2043          12,161,087
----------------------------------------------------------------------------------------------------------------------------
 9,250,000  CA Statewide CDA (East Campus Apartments)                            5.625        08/01/2034           9,290,793
----------------------------------------------------------------------------------------------------------------------------
 1,500,000  CA Statewide CDA COP
            (Cedars-Sinai Medical Center) INFLOS 1                               9.097 2      11/01/2015           1,537,065
----------------------------------------------------------------------------------------------------------------------------
 4,000,000  Los Angeles, CA Regional Airports Improvement Corp.
            (Delta Airlines)                                                     6.350        11/01/2025           2,746,760
----------------------------------------------------------------------------------------------------------------------------
 1,400,000  Novato, CA Special Tax Community Facilities District No.1            7.250        08/01/2021           1,433,110
----------------------------------------------------------------------------------------------------------------------------
 3,000,000  Redding, CA Electric System COP Linked SAVRS & RIBS                  6.368 3      07/01/2022           3,528,630
----------------------------------------------------------------------------------------------------------------------------
    50,000  Riverside, CA Unified School District Special Tax                    6.200        09/01/2030              50,051
----------------------------------------------------------------------------------------------------------------------------
 7,000,000  Santa Rosa, CA Rancheria Tachi Yokut Tribe Enterprise                6.625        03/01/2018           6,965,420
                                                                                                                 -----------
                                                                                                                  49,038,304
----------------------------------------------------------------------------------------------------------------------------
  COLORADO--1.2%
 4,860,000  Broomfield, CO Village Metropolitan District No. 2                   6.250        12/01/2032           4,749,143
----------------------------------------------------------------------------------------------------------------------------
    30,000  CO Health Facilities Authority
            (Northern Colorado Medical Center)                                   6.000        05/15/2020              30,389
----------------------------------------------------------------------------------------------------------------------------
   170,000  CO Health Facilities Authority
            (Vail Valley Medical Center)                                         6.600        01/15/2020             172,764
----------------------------------------------------------------------------------------------------------------------------
 2,270,000  CO Health Facilities Authority RITES 1                              17.282 2      03/01/2022           2,631,702
                                                                                                                 -----------
                                                                                                                   7,583,998
----------------------------------------------------------------------------------------------------------------------------
  CONNECTICUT--1.7%
    15,000  CT H&EFA (New Britain General Hospital), Series B                    6.000        07/01/2024              15,347
----------------------------------------------------------------------------------------------------------------------------
   515,000  CT H&EFA (St. Raphael Hospital)                                      6.550        07/01/2005             529,163
----------------------------------------------------------------------------------------------------------------------------
    45,000  CT H&EFA (Yale-New Haven Hospital)                                   5.700        07/01/2025              48,125
----------------------------------------------------------------------------------------------------------------------------
 9,900,000  Mashantucket, CT Western Pequot Tribe, Series B                      5.750        09/01/2027          10,076,022
                                                                                                                 -----------
                                                                                                                  10,668,657
----------------------------------------------------------------------------------------------------------------------------
  DISTRICT OF COLUMBIA--0.4%
 2,000,000  District of Columbia Friendship Public Charter School                5.250        06/01/2033           1,908,500
----------------------------------------------------------------------------------------------------------------------------
   500,000  District of Columbia Tobacco Settlement Financing Corp.              6.750        05/15/2040             443,180
                                                                                                                 -----------
                                                                                                                   2,351,680

19 | OPPENHEIMER AMT-FREE MUNICIPALS

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

PRINCIPAL                                                                                                             VALUE
   AMOUNT                                                                       COUPON         MATURITY           SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------

  FLORIDA--8.9%
$2,500,000  Capital Trust Agency, FL (American Opportunity)                      5.875%       06/01/2038         $ 2,269,650
----------------------------------------------------------------------------------------------------------------------------
 1,275,000  Capital Trust Agency, FL (River Bend Apartments)                     7.000        10/01/2034              54,188
----------------------------------------------------------------------------------------------------------------------------
 1,495,000  Citrus County, FL Hospital Board
            (Citrus Memorial Hospital)                                           6.250        08/15/2023           1,535,948
----------------------------------------------------------------------------------------------------------------------------
 2,350,000  Concorde Estates, FL Community Devel. District                       5.850        05/01/2035           2,263,873
----------------------------------------------------------------------------------------------------------------------------
    20,000  Dade County, FL Aviation (Miami International Airport)               5.600        10/01/2026              21,009
----------------------------------------------------------------------------------------------------------------------------
 2,165,000  Dade County, FL IDA (Miami Cerebral Palsy Residence)                 8.000        06/01/2022           2,201,762
----------------------------------------------------------------------------------------------------------------------------
   195,000  Dade County, FL Public Facilities
            (Jackson Memorial Hospital)                                          5.250        06/01/2023             197,336
----------------------------------------------------------------------------------------------------------------------------
 2,000,000  Double Branch, FL Special Assessment Community Devel. District       6.700        05/01/2034           2,119,120
----------------------------------------------------------------------------------------------------------------------------
   250,000  FL Gateway Services Community Devel. District
            (Sun City Center)                                                    6.500        05/01/2033             253,843
----------------------------------------------------------------------------------------------------------------------------
   750,000  FL State Board of Education GO                                       8.400        06/01/2007             833,903
----------------------------------------------------------------------------------------------------------------------------
    50,000  FL State Board of Education GO, Series C                             5.500        06/01/2021              51,715
----------------------------------------------------------------------------------------------------------------------------
 1,000,000  Heritage Harbour South, FL Community Devel. District                 6.500        05/01/2034           1,039,010
----------------------------------------------------------------------------------------------------------------------------
    75,000  Hillsborough County, FL IDA (Tampa Electric Company)                 6.250        12/01/2034              77,534
----------------------------------------------------------------------------------------------------------------------------
 1,600,000  Islands at Doral, FL Southwest Community Devel. District             6.375        05/01/2035           1,658,448
----------------------------------------------------------------------------------------------------------------------------
   125,000  Jacksonville, FL Electric Authority (St. Johns River)                5.250        10/01/2021             125,246
----------------------------------------------------------------------------------------------------------------------------
 1,875,000  Jacksonville, FL Electric Authority RITES 1                         13.748 2      10/01/2022           1,738,913
----------------------------------------------------------------------------------------------------------------------------
 4,500,000  Lee County, FL IDA (Cypress Cove Healthpark)                         6.750        10/01/2032           4,567,275
----------------------------------------------------------------------------------------------------------------------------
    85,000  Marion County, FL Hospital District
            (Munroe Regional Medical Center)                                     5.625        10/01/2024              85,874
----------------------------------------------------------------------------------------------------------------------------
 2,500,000  Midtown Miami, FL Community Devel. District
            Special Assessment                                                   6.500        05/01/2037           2,549,575
----------------------------------------------------------------------------------------------------------------------------
 8,125,000  Oakland, FL Charter School                                           6.950        12/01/2032           8,118,906
----------------------------------------------------------------------------------------------------------------------------
    30,000  Orange County, FL Health Facilities Authority
            (Orlando Regional Healthcare System)                                 6.000        11/01/2024              30,284
----------------------------------------------------------------------------------------------------------------------------
    85,000  Palm Beach County, FL Multifamily (Boynton Apartments)               8.000        01/01/2014              77,535
----------------------------------------------------------------------------------------------------------------------------
 6,000,000  Reunion East, FL Community Devel. District, Series A                 7.375        05/01/2033           6,388,620
----------------------------------------------------------------------------------------------------------------------------
   275,000  Santa Rosa Bay, FL Bridge Authority                                  6.250        07/01/2028             277,266
----------------------------------------------------------------------------------------------------------------------------
 1,280,000  South-Dade, FL Venture Community Devel. District                     6.125        05/01/2034           1,284,352
----------------------------------------------------------------------------------------------------------------------------
 3,000,000  St. John's Forest, FL Community Devel. District, Series A            6.125        05/01/2034           2,995,560
----------------------------------------------------------------------------------------------------------------------------
 1,000,000  Stonegate, FL Community Devel. District                              6.000        05/01/2024           1,003,430
----------------------------------------------------------------------------------------------------------------------------
 1,000,000  Stonegate, FL Community Devel. District                              6.125        05/01/2034           1,003,400
----------------------------------------------------------------------------------------------------------------------------
 2,000,000  Sumter Landing, FL Community Devel. District                         6.875        05/01/2023           2,055,460
----------------------------------------------------------------------------------------------------------------------------
 2,000,000  Sumter Landing, FL Community Devel. District                         6.950        05/01/2033           2,051,640
----------------------------------------------------------------------------------------------------------------------------
    10,000  University of FL (University Hsg.)                                   5.500        07/01/2023              10,025
----------------------------------------------------------------------------------------------------------------------------
 1,000,000  Village Community, FL Devel. District No. 5, Series A                6.100        05/01/2034           1,013,450
----------------------------------------------------------------------------------------------------------------------------
   985,000  Village Community, FL Devel. District No. 5, Series A                6.500        05/01/2033           1,027,128

20 | OPPENHEIMER AMT-FREE MUNICIPALS

PRINCIPAL                                                                                                             VALUE
   AMOUNT                                                                       COUPON         MATURITY           SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------

 FLORIDA Continued
$5,100,000  Volusia County, FL EFA
              (Emery-Riddle Aeronautical University)                             6.125%       10/15/2026         $ 5,213,934
----------------------------------------------------------------------------------------------------------------------------
 1,000,000   World Commerce, FL Community Devel. District  Special Assessment    6.500        05/01/2036             997,340
                                                                                                                 -----------
                                                                                                                  57,192,552
----------------------------------------------------------------------------------------------------------------------------
  GEORGIA--2.4%
 2,000,000  Atlanta, GA Devel. Authority (ADA/CAU Partners)                      6.250        07/01/2024           2,169,900
----------------------------------------------------------------------------------------------------------------------------
 2,000,000  Atlanta, GA Devel. Authority (ADA/CAU Partners)                      6.250        07/01/2036           2,125,260
----------------------------------------------------------------------------------------------------------------------------
   155,000  Burke County, GA Devel. Authority
              (Georgia Power Company)                                            5.400        05/01/2034             158,402
----------------------------------------------------------------------------------------------------------------------------
 3,000,000  Cobb County, GA Devel. Authority (Boise Cascade Corp.)               7.000        09/01/2014           3,042,510
----------------------------------------------------------------------------------------------------------------------------
 2,000,000  Fulton County, GA Residential Care Facilities
              (Canterbury Court)                                                 6.125        02/15/2034           1,972,780
----------------------------------------------------------------------------------------------------------------------------
 2,815,000  GA Municipal Electric Authority RITES 1                             21.272 2      01/01/2017           4,991,389
----------------------------------------------------------------------------------------------------------------------------
   500,000  GA Municipal Electric Authority, Series X                            6.500        01/01/2012             573,530
----------------------------------------------------------------------------------------------------------------------------
    30,000  GA Private Colleges & Universities Authority
            (Agnes Scott College)                                                5.625        06/01/2023              30,344
----------------------------------------------------------------------------------------------------------------------------
    30,000  Savannah, GA EDA (University Financing Foundation)                   6.750        11/15/2020              33,019
----------------------------------------------------------------------------------------------------------------------------
    85,000  Savannah, GA EDA (University Financing Foundation)                   6.750        11/15/2031              91,909
                                                                                                                 -----------
                                                                                                                  15,189,043
----------------------------------------------------------------------------------------------------------------------------
  HAWAII--1.5%
 5,000,000  HI Airport System RITES 1                                           10.381 2      07/01/2020           6,009,300
----------------------------------------------------------------------------------------------------------------------------
 3,700,000  HI Department of Budget & Finance Special Purpose
              (Kahala Nui)                                                       8.000        11/15/2033           3,715,096
----------------------------------------------------------------------------------------------------------------------------
    90,000  HI HF&D Corp. (Single Family Mtg.), Series B                         5.900        07/01/2027              92,090
----------------------------------------------------------------------------------------------------------------------------
    45,000  HI Hsg. Finance & Devel. Corp., Series B                             5.850        07/01/2017              46,045
                                                                                                                 -----------
                                                                                                                   9,862,531
----------------------------------------------------------------------------------------------------------------------------
  IDAHO--2.5%
    20,000  ID Hsg. Agency (Multifamily Hsg.)                                    6.700        07/01/2024              20,415
----------------------------------------------------------------------------------------------------------------------------
16,720,000  Nez Perce County, ID Pollution Control (Potlatch Corp.)              6.000        10/01/2024          16,172,086
                                                                                                                 -----------
                                                                                                                  16,192,501
----------------------------------------------------------------------------------------------------------------------------
  ILLINOIS--6.8%
 9,000,000  Chicago, IL O'Hare International Airport
              (American Airlines)                                                8.200        12/01/2024           6,947,640
----------------------------------------------------------------------------------------------------------------------------
 5,000,000  Chicago, IL Tax (Pilsen Redevel.)                                    6.750        06/01/2022           5,012,800
----------------------------------------------------------------------------------------------------------------------------
 2,400,000  Cook County, IL Community School District GO                         7.125        06/01/2024           2,873,664
----------------------------------------------------------------------------------------------------------------------------
   125,000  IL DFA Pollution Control
              (Central Illinois Public Service Company)                          6.375        01/01/2028             125,089
----------------------------------------------------------------------------------------------------------------------------
 1,625,000  IL EFA (Augustana College)                                           5.625        10/01/2022           1,673,636
----------------------------------------------------------------------------------------------------------------------------
 3,000,000  IL EFA (Augustana College)                                           5.700        10/01/2032           3,027,210

21 | OPPENHEIMER AMT-FREE MUNICIPALS

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

PRINCIPAL                                                                                                             VALUE
   AMOUNT                                                                       COUPON         MATURITY           SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------

 ILLINOIS Continued
$5,000,000  IL Health Facilities Authority
            (Covenant Retirement Communities)                                    5.625%       12/01/2032         $ 5,169,550
----------------------------------------------------------------------------------------------------------------------------
 4,000,000  IL Health Facilities Authority (Lake Forest Hospital)                6.000        07/01/2033           4,209,840
----------------------------------------------------------------------------------------------------------------------------
   615,000  IL Health Facilities Authority
            (Rush-Presbyterian-St. Luke's Medical Center)                        5.500        11/15/2025             628,548
----------------------------------------------------------------------------------------------------------------------------
    35,000  IL Hsg. Devel. Authority (Multifamily Hsg.)                          7.000        07/01/2017              35,243
----------------------------------------------------------------------------------------------------------------------------
    35,000  IL Hsg. Devel. Authority (Multifamily Hsg.), Series 1991-A           8.250        07/01/2016              36,044
----------------------------------------------------------------------------------------------------------------------------
    35,000  IL Hsg. Devel. Authority (Multifamily Hsg.), Series A                6.125        07/01/2025              35,310
----------------------------------------------------------------------------------------------------------------------------
 2,500,000  IL Metropolitan Pier & Exposition Authority RITES 1                 15.272 2      12/15/2028           2,480,550
----------------------------------------------------------------------------------------------------------------------------
 1,525,000  Lake County, IL HFC, Series A                                        6.700        11/01/2014           1,527,242
----------------------------------------------------------------------------------------------------------------------------
 7,500,000  Regional Transportation Authority, IL, Series A                      7.200        11/01/2020           9,645,600
                                                                                                                 -----------
                                                                                                                  43,427,966
----------------------------------------------------------------------------------------------------------------------------
  INDIANA--3.2%
 5,000,000  Fort Wayne, IN Pollution Control (General Motors Corp.)              6.200        10/15/2025           5,265,900
----------------------------------------------------------------------------------------------------------------------------
    30,000  IN DFA (USX Corp.)                                                   6.150        07/15/2022              31,096
----------------------------------------------------------------------------------------------------------------------------
 3,250,000  Indianapolis, IN Local Public Improvement  Bond Bank RITES 1        16.282 2      07/01/2033           3,540,875
----------------------------------------------------------------------------------------------------------------------------
 4,750,000  North Manchester, IN (Estelle Peabody Memorial Home)                 7.125        07/01/2022           4,818,353
----------------------------------------------------------------------------------------------------------------------------
   185,000  Petersburg, IN Pollution Control
            (Indianapolis Power & Light Company)                                 6.100        01/01/2016             185,655
----------------------------------------------------------------------------------------------------------------------------
 6,625,000  Petersburg, IN Pollution Control
            (Indianapolis Power & Light Company)                                 6.100        01/01/2016           6,707,349
----------------------------------------------------------------------------------------------------------------------------
   125,000  Petersburg, IN Pollution Control
            (Indianapolis Power & Light Company)                                 6.625        12/01/2024             128,591
----------------------------------------------------------------------------------------------------------------------------
    15,000  Sullivan, IN Pollution Control (Hoosier Energy Corp.)                7.100        04/01/2019              15,137
                                                                                                                 -----------
                                                                                                                  20,692,956
----------------------------------------------------------------------------------------------------------------------------
  IOWA--0.0%
    25,000  IA Finance Authority (Single Family Mtg.)                            6.450        01/01/2024              25,629
----------------------------------------------------------------------------------------------------------------------------
  KENTUCKY--1.0%
 4,000,000  Ashland, KY Pollution Control (Ashland Oil)                          6.650        08/01/2009           4,108,400
----------------------------------------------------------------------------------------------------------------------------
 2,190,000  Boone County, KY Pollution Control
            (Dayton Power & Light Company)                                       6.500        11/15/2022           2,257,890
                                                                                                                 -----------
                                                                                                                   6,366,290
----------------------------------------------------------------------------------------------------------------------------
  LOUISIANA--4.8%
 5,010,000  Calcasieu Parish, LA IDB (Olin Corp.)                                6.625        02/01/2016           5,299,177
----------------------------------------------------------------------------------------------------------------------------
 3,940,000  LA HFA (VOA New Orleans Affordable Hsg. Corp.)                       6.800        05/01/2029           3,982,788
----------------------------------------------------------------------------------------------------------------------------
 1,000,000  LA Local Government EF&CD (Bellemont Apartments)                     6.000        09/01/2027             959,580
----------------------------------------------------------------------------------------------------------------------------
 3,500,000  LA Local Government EF&CD (Bellemont Apartments)                     6.000        09/01/2035           3,318,630
----------------------------------------------------------------------------------------------------------------------------
   960,000  LA Local Government EF&CD (Bellemont Apartments)                     7.500        09/01/2016             938,717

22 | OPPENHEIMER AMT-FREE MUNICIPALS

PRINCIPAL                                                                                                             VALUE
   AMOUNT                                                                       COUPON         MATURITY           SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------

 LOUISIANA Continued
$2,000,000  LA Local Government EF&CD
            (Oakleigh Apartments), Series A                                      6.375%       06/01/2038         $ 2,001,320
----------------------------------------------------------------------------------------------------------------------------
 1,255,000  LA Local Government EF&CD
            (Oakleigh Apartments), Series A                                      7.500        06/01/2038           1,258,037
----------------------------------------------------------------------------------------------------------------------------
 2,100,000  LA Tobacco Settlement Financing Corp. Fixed Receipts                 5.875        05/15/2039           1,715,847
----------------------------------------------------------------------------------------------------------------------------
10,695,000  LA Tobacco Settlement Financing Corp. RITES                          9.431 2      05/15/2039           6,782,020
----------------------------------------------------------------------------------------------------------------------------
 4,250,000  West Feliciana Parish, LA Pollution Control
            (Gulf States Utilities Company)                                      9.000        05/01/2015           4,454,850
                                                                                                                 -----------
                                                                                                                  30,710,966
----------------------------------------------------------------------------------------------------------------------------
  MAINE--0.0%
    25,000  ME H&HEFA (University of New England)                                5.750        07/01/2023              25,311
----------------------------------------------------------------------------------------------------------------------------
  MARYLAND--1.6%
    15,000  Baltimore, MD City Hsg. Corp.                                        7.750        10/01/2009              15,037
----------------------------------------------------------------------------------------------------------------------------
    45,000  Baltimore, MD City Hsg. Corp., Series A                              7.250        07/01/2023              45,808
----------------------------------------------------------------------------------------------------------------------------
 5,000,000  MD EDC Student Hsg. (Bowie State University)                         5.375        06/01/2033           4,694,350
----------------------------------------------------------------------------------------------------------------------------
 1,535,000  MD EDC Student Hsg. (Morgan State University)                        6.000        07/01/2022           1,586,469
----------------------------------------------------------------------------------------------------------------------------
 2,000,000  MD EDC Student Hsg. (University of Maryland)                         5.625        10/01/2023           2,043,640
----------------------------------------------------------------------------------------------------------------------------
 2,000,000  MD EDC Student Hsg. (University of Maryland)                         5.750        10/01/2033           2,028,260
----------------------------------------------------------------------------------------------------------------------------
    30,000  Prince Georges County, MD COP (Real Estate Acquisition)              6.000        09/15/2014              30,768
----------------------------------------------------------------------------------------------------------------------------
    10,000  Prince Georges County, MD Pollution Control
            (Potomac Electric Power Company)                                     6.000        09/01/2022              10,009
----------------------------------------------------------------------------------------------------------------------------
    65,000  Prince Georges County, MD Pollution Control
            (Potomac Electric Power Company)                                     6.375        01/15/2023              65,592
                                                                                                                 -----------
                                                                                                                  10,519,933
----------------------------------------------------------------------------------------------------------------------------
  MASSACHUSETTS--1.3%
   800,000  MA DFA (Eastern Nazarene College)                                    5.625        04/01/2019             722,800
 ----------------------------------------------------------------------------------------------------------------------------
 2,000,000  MA DFA (Eastern Nazarene College)                                    5.625        04/01/2029           1,696,420
----------------------------------------------------------------------------------------------------------------------------
 1,000,000  MA DFA (Pharmacy & Allied Health Sciences)                           5.750        07/01/2033           1,016,040
----------------------------------------------------------------------------------------------------------------------------
   500,000  MA DFA (Western New England College)                                 5.875        12/01/2022             517,010
----------------------------------------------------------------------------------------------------------------------------
 1,000,000  MA DFA (Western New England College)                                 6.125        12/01/2032           1,032,170
----------------------------------------------------------------------------------------------------------------------------
    40,000  MA H&EFA (Lahey Clinic Medical Center)                               5.375        07/01/2023              40,479
----------------------------------------------------------------------------------------------------------------------------
 1,000,000  MA H&EFA (Mt. Auburn Hospital)                                       6.250        08/15/2014           1,023,770
----------------------------------------------------------------------------------------------------------------------------
    90,000  MA H&EFA (Schepens Eye Research Institute)                           6.500        07/01/2028              95,699
----------------------------------------------------------------------------------------------------------------------------
 1,892,563  MA IFA (Bradford College)                                            5.250        11/01/2018           1,708,038
----------------------------------------------------------------------------------------------------------------------------
   100,000  MA IFA (Cambridge Friends School)                                    5.800        09/01/2028              95,565
----------------------------------------------------------------------------------------------------------------------------
    50,000  MA IFA (General Motors Corp.)                                        5.550        04/01/2009              50,065
----------------------------------------------------------------------------------------------------------------------------
   120,000  St. Alfios, MA Hsg. Corp. (Section 8)                                8.200        02/01/2024             124,033
                                                                                                                 -----------
                                                                                                                   8,122,089

23 | OPPENHEIMER AMT-FREE MUNICIPALS

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

PRINCIPAL                                                                                                             VALUE
   AMOUNT                                                                       COUPON         MATURITY           SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------

 MICHIGAN--0.6%
$3,035,000  Detroit, MI GO                                                       6.000%       04/01/2017         $ 3,434,315
----------------------------------------------------------------------------------------------------------------------------
    70,000  Dickinson County, MI EDC (Champion International Corp.)              5.850        10/01/2018              71,435
----------------------------------------------------------------------------------------------------------------------------
    25,000  Galesburg-Augusta, MI Community Schools GO                           5.500        05/01/2030              26,082
----------------------------------------------------------------------------------------------------------------------------
    25,000  MI COP                                                               5.500        06/01/2027              26,157
----------------------------------------------------------------------------------------------------------------------------
    50,000  MI Hsg. Devel. Authority (Charter Square)                            5.500        01/15/2021              50,637
----------------------------------------------------------------------------------------------------------------------------
    10,000  Mount Clemens, MI Hsg. Corp. (FHA Section 8), Series A               6.600        06/01/2022              10,102
                                                                                                                 -----------
                                                                                                                   3,618,728
----------------------------------------------------------------------------------------------------------------------------
 MINNESOTA--3.0%
    75,000  Bass Brook, MN Pollution Control
            (Minnesota Power& Light Company)                                     6.000        07/01/2022              75,224
----------------------------------------------------------------------------------------------------------------------------
 3,000,000  International Falls, MN Environmental Facilities
            (Boise Cascade Corp.)                                                7.200        10/01/2024           3,035,070
----------------------------------------------------------------------------------------------------------------------------
 1,000,000  Minneapolis, MN Tax Increment (St. Anthony Falls)                    5.750        03/01/2027             952,180
----------------------------------------------------------------------------------------------------------------------------
    40,000  MN HFA (Single Family Mtg.), Series I                                6.250        01/01/2015              40,278
----------------------------------------------------------------------------------------------------------------------------
 7,000,000  St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)               7.000        03/01/2029           6,858,810
----------------------------------------------------------------------------------------------------------------------------
 8,320,000  Washington County, MN Hsg. &
            Redevel. Authority (Seasons Villas)                                  6.950        12/01/2023           8,422,586
                                                                                                                 -----------
                                                                                                                  19,384,148
----------------------------------------------------------------------------------------------------------------------------
 MISSISSIPPI--0.0%
  105,000  MS BFC (System Energy Resources)                                      5.875        04/01/2022             105,324
----------------------------------------------------------------------------------------------------------------------------
   25,000  MS BFC (System Energy Resources)                                      5.900        05/01/2022              25,214
                                                                                                                 -----------
                                                                                                                     130,538
----------------------------------------------------------------------------------------------------------------------------
 MISSOURI--4.0%
10,280,678  Hanley/Eager Rd., MO Transportation Devel. District, Series A        0.000 4      12/01/2033           2,362,911
----------------------------------------------------------------------------------------------------------------------------
13,500,000  Hazelwood, MO Transportation Devel. District
            (370/Missouri Bottom Road/Tausig Road)                               7.200        05/01/2033          13,980,195
----------------------------------------------------------------------------------------------------------------------------
 9,000,000  St. Joseph, MO IDA (Living Community of St. Joseph)                  7.000        08/15/2032           9,357,300
                                                                                                                 -----------
                                                                                                                  25,700,406
----------------------------------------------------------------------------------------------------------------------------
 NEVADA--1.8%
 5,220,000  Clark County, NV Economic Devel.
            (Alexander Dawson School at Rainbow Mountain)                        5.375        05/15/2033           5,208,151
----------------------------------------------------------------------------------------------------------------------------
 6,000,000  Las Vegas, NV Paiute Tribe, Series A                                 6.625        11/01/2017           6,524,820
                                                                                                                 -----------
                                                                                                                  11,732,971
----------------------------------------------------------------------------------------------------------------------------
 NEW HAMPSHIRE--2.4%
   495,000  Manchester, NH Hsg. & Redevel. Authority, Series B                   0.000 4      01/01/2023             158,761
----------------------------------------------------------------------------------------------------------------------------
 1,000,000  NH H&EFA (Catholic Medical Center)                                   6.125        07/01/2032           1,008,070
----------------------------------------------------------------------------------------------------------------------------
 4,000,000  NH H&EFA (Franklin Pierce College)                                   6.050        10/01/2034           4,176,560
----------------------------------------------------------------------------------------------------------------------------
 1,980,000  NH H&EFA (Portsmouth Christian Academy)                              5.750        07/01/2023           2,043,994

24 | OPPENHEIMER AMT-FREE MUNICIPALS

PRINCIPAL                                                                                                             VALUE
   AMOUNT                                                                       COUPON         MATURITY           SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------

 NEW HAMPSHIRE Continued
$6,115,000  NH H&EFA (Portsmouth Christian Academy)                              5.850%       07/01/2033         $ 6,182,387
----------------------------------------------------------------------------------------------------------------------------
 1,000,000  NH H&EFA (Southern New Hampshire University)                         5.200        01/01/2024             977,020
----------------------------------------------------------------------------------------------------------------------------
    40,000  NH HE&HFA (New Hampshire College)                                    6.375        01/01/2027              40,272
----------------------------------------------------------------------------------------------------------------------------
   500,000  NH Turnpike System, Series A                                         6.750        11/01/2011             558,685
                                                                                                                 -----------
                                                                                                                  15,145,749
----------------------------------------------------------------------------------------------------------------------------
  NEW JERSEY--3.7%
    35,000  NJ EFA (Fairleigh Dickinson University), Series C                    6.625        07/01/2023              35,776
----------------------------------------------------------------------------------------------------------------------------
 7,480,000  NJ Tobacco Settlement Financing Corp. (TASC)                         6.000        06/01/2037           5,991,704
----------------------------------------------------------------------------------------------------------------------------
 9,800,000  NJ Tobacco Settlement Financing Corp. (TASC)                         6.125        06/01/2042           7,874,398
----------------------------------------------------------------------------------------------------------------------------
 7,000,000  NJ Tobacco Settlement Financing Corp. (TASC)                         6.250        06/01/2043           5,725,720
----------------------------------------------------------------------------------------------------------------------------
 3,250,000  NJ Transit Corp. ROLs, Series 15 1                                  11.074 2      09/15/2015           4,157,985
                                                                                                                 -----------
                                                                                                                  23,785,583
----------------------------------------------------------------------------------------------------------------------------
  NEW MEXICO--3.2%
 7,895,000  Eldorado, NM Area Water & Sanitation District                        6.000        02/01/2023           7,735,363
----------------------------------------------------------------------------------------------------------------------------
    25,000  Farmington, NM Pollution Control
            (Public Service Company of New Mexico)                               6.300        12/01/2016              26,186
----------------------------------------------------------------------------------------------------------------------------
   350,000  Farmington, NM Pollution Control
            (Southern California Edison Company)                                 5.875        06/01/2023             354,501
----------------------------------------------------------------------------------------------------------------------------
 6,000,000  Lordburg, NM Pollution Control (Phelps Dodge Corp.)                  6.500        04/01/2013           6,054,900
----------------------------------------------------------------------------------------------------------------------------
 3,000,000  NM Hsg. Authority (Villa Del Oso Apartments)                         6.250        01/01/2031           2,926,020
----------------------------------------------------------------------------------------------------------------------------
 1,285,000  NM Hsg. Authority (Villa Del Oso Apartments)                         7.500        01/01/2038           1,240,025
----------------------------------------------------------------------------------------------------------------------------
 2,000,000  Sandoval County, NM (Santa Ana Pueblo)                               7.750        07/01/2015           2,011,620
----------------------------------------------------------------------------------------------------------------------------
   125,000  Santa Fe, NM Educational Facilities (College of Santa Fe)            5.875        10/01/2021             126,065
                                                                                                                 -----------
                                                                                                                  20,474,680
----------------------------------------------------------------------------------------------------------------------------
  NEW YORK--0.0%
    50,000  NYC GO RIBS                                                          9.914 2      08/27/2015              50,973
----------------------------------------------------------------------------------------------------------------------------
  NORTH CAROLINA--0.3%
    95,000  Charlotte, NC Mtg. (Tryon Hills Associate)                           5.875        01/01/2025              97,399
----------------------------------------------------------------------------------------------------------------------------
 1,155,000  Kinston, NC Hsg. Authority (Kinston Towers)                          6.750        12/01/2018           1,187,952
----------------------------------------------------------------------------------------------------------------------------
   140,000  NC Eastern Municipal Power Agency, Series B                          5.500        01/01/2017             140,375
----------------------------------------------------------------------------------------------------------------------------
   225,000  NC Eastern Municipal Power Agency, Series B                          5.500        01/01/2021             225,074
----------------------------------------------------------------------------------------------------------------------------
   455,000  NC Eastern Municipal Power Agency, Series B                          5.500        01/01/2021             456,115
----------------------------------------------------------------------------------------------------------------------------
    20,000  NC Eastern Municipal Power Agency, Series B                          6.250        01/01/2023              20,270
----------------------------------------------------------------------------------------------------------------------------
    50,000  NC HFA (Multifamily Hsg.)                                            5.450        09/01/2024              50,413
                                                                                                                 -----------
                                                                                                                   2,177,598

25 | OPPENHEIMER AMT-FREE MUNICIPALS

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

PRINCIPAL                                                                                                             VALUE
   AMOUNT                                                                       COUPON         MATURITY           SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------

 OHIO--3.1%
$  440,000  Cleveland, OH Rock Glen Hsg. Assistance Corp.
            (Ambleside Apartments)                                               7.000%       06/01/2018         $   463,439
----------------------------------------------------------------------------------------------------------------------------
12,000,000  Coshocton County, OH Solid Waste Disposal
            (Stone Container Corp.)                                              7.875        08/01/2013          12,132,960
----------------------------------------------------------------------------------------------------------------------------
 1,500,000  Greene County, OH University Hsg.
            (Central State University)                                           5.625        09/01/2032           1,507,005
----------------------------------------------------------------------------------------------------------------------------
    25,000  OH Air Quality Devel. Authority
            (Dayton Power & Light Company)                                       6.100        09/01/2030              26,504
----------------------------------------------------------------------------------------------------------------------------
   180,000  OH Air Quality Devel. Authority
            (Dayton Power & Light Company)                                       6.400        08/15/2027             180,139
----------------------------------------------------------------------------------------------------------------------------
    40,000  OH Air Quality Devel. Authority (Ohio Edison Company)                5.950        05/15/2029              39,612
----------------------------------------------------------------------------------------------------------------------------
 3,000,000  OH Water Devel. Authority
            (Cleveland Electric Illuminating Company)                            7.700        08/01/2025           3,200,220
----------------------------------------------------------------------------------------------------------------------------
    70,000  OH Water Devel. Authority
            (Dayton Power & Light Company)                                       6.400        08/15/2027              71,621
----------------------------------------------------------------------------------------------------------------------------
   500,000  Port of Greater Cincinnati, OH
            (Public Parking Infrastructure)                                      6.300        02/15/2024             500,590
----------------------------------------------------------------------------------------------------------------------------
 1,235,000  Port of Greater Cincinnati, OH
            (Public Parking Infrastructure)                                      6.400        02/15/2034           1,237,050
----------------------------------------------------------------------------------------------------------------------------
   450,000  Streetsboro, OH City School District GO                              7.125        12/01/2010             514,962
                                                                                                                 -----------
                                                                                                                  19,874,102
 ---------------------------------------------------------------------------------------------------------------------------
  OKLAHOMA--0.8%
 6,960,000  Tulsa, OK Municipal Airport Trust (American Airlines)                6.250        06/01/2020           5,222,506
 ---------------------------------------------------------------------------------------------------------------------------
  OREGON--0.0%
    55,000  OR Hsg. & Community Services (Single Family Mtg.)                    6.400        07/01/2018              56,147
 ---------------------------------------------------------------------------------------------------------------------------
  PENNSYLVANIA--4.9%
 8,200,000  Allegheny County, PA HDA
            (West Penn Allegheny Health System)                                  9.250        11/15/2030           9,201,466
----------------------------------------------------------------------------------------------------------------------------
 5,000,000  Beaver County, PA IDA
            (Cleveland Electric Illuminating Company)                            7.750        07/15/2025           5,343,600
----------------------------------------------------------------------------------------------------------------------------
    25,000  Beaver County, PA IDA (Toledo Edison Company)                        7.750        05/01/2020              26,946
----------------------------------------------------------------------------------------------------------------------------
 1,500,000  Chester County, PA H&EFA (Jenners Pond)                              7.750        07/01/2034           1,507,965
----------------------------------------------------------------------------------------------------------------------------
 6,000,000  Cumberland County, PA Municipal Authority
            (Wesley Affiliated Services)                                         7.250        01/01/2035           6,019,740
----------------------------------------------------------------------------------------------------------------------------
 4,000,000  Northumberland County, PA IDA (NHS Youth Services)                   7.750        02/15/2029           3,943,680
----------------------------------------------------------------------------------------------------------------------------
 1,000,000  Philadelphia, PA H&HEFA
            (Centralized Comprehensive Human Services)                           7.250        01/01/2021           1,026,220
----------------------------------------------------------------------------------------------------------------------------
 1,200,000  Philadelphia, PA H&HEFA
            (Temple University Children's Medical Center)                        5.625        06/15/2019           1,171,008
----------------------------------------------------------------------------------------------------------------------------
 1,000,000  Philadelphia, PA IDA (Baptist Home of Philadelphia)                  5.500        11/15/2018             962,110
----------------------------------------------------------------------------------------------------------------------------
 1,000,000  Philadelphia, PA Redevel. Authority
            (Beech Student Hsg. Complex), Series A                               5.625        07/01/2023           1,023,220

26 | OPPENHEIMER AMT-FREE MUNICIPALS

PRINCIPAL                                                                                                             VALUE
   AMOUNT                                                                       COUPON         MATURITY           SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------

 PENNSYLVANIA Continued
$1,500,000  Philadelphia, PA Redevel. Authority
            (Beech Student Hsg. Complex), Series A                               5.625%       07/01/2028         $ 1,511,595
                                                                                                                 -----------
                                                                                                                  31,737,550
----------------------------------------------------------------------------------------------------------------------------
 RHODE ISLAND--0.3%
    50,000  Providence, RI HDC (Barbara Jordan Apartments)                       6.750        07/01/2025              51,058
----------------------------------------------------------------------------------------------------------------------------
    40,000  RI Hsg. & Mtg. Finance Corp.
            (Homeownership Opportunity)                                          6.500        04/01/2027              40,082
----------------------------------------------------------------------------------------------------------------------------
 1,500,000  Tiverton, RI Special Obligation Tax
            (Mount Hope Bay Village)                                             6.875        05/01/2022           1,554,750
                                                                                                                 -----------
                                                                                                                   1,645,890
----------------------------------------------------------------------------------------------------------------------------
 SOUTH CAROLINA--0.5%
    55,000  Charleston County, SC COP                                            5.500        12/01/2020              56,905
----------------------------------------------------------------------------------------------------------------------------
   300,000  Piedmont, SC Municipal Power Agency                                  5.750        01/01/2024             300,024
----------------------------------------------------------------------------------------------------------------------------
    35,000  Piedmont, SC Municipal Power Agency                                  6.600        01/01/2021              35,427
----------------------------------------------------------------------------------------------------------------------------
   500,000  SC Connector 2000 Association Toll Road, Series B                    0.000 4      01/01/2021             170,795
----------------------------------------------------------------------------------------------------------------------------
10,355,000  SC Connector 2000 Association Toll Road, Series B                    0.000 4      01/01/2026           2,582,330
                                                                                                                 -----------
                                                                                                                   3,145,481
----------------------------------------------------------------------------------------------------------------------------
 SOUTH DAKOTA--2.0%
 6,000,000  SD Educational Enhancement Funding Corp. Tobacco Settlement          6.500        06/01/2032           5,218,020
----------------------------------------------------------------------------------------------------------------------------
 7,500,000  Sioux Falls, SD Health Facilities
            (Rummel Memorial Home)                                               6.750        11/15/2033           7,541,475
                                                                                                                 -----------
                                                                                                                  12,759,495
----------------------------------------------------------------------------------------------------------------------------
 TENNESSEE--0.8%
 3,500,000  Bradley County, TN IDB (Olin Corp.)                                  6.625        11/01/2017           3,723,825
----------------------------------------------------------------------------------------------------------------------------
   100,000  Hamilton County, TN IDB (Park at 58)                                 6.700        03/01/2021              85,596
----------------------------------------------------------------------------------------------------------------------------
    40,000  Memphis, TN HE&HF (Multifamily)                                      6.450        04/01/2026              40,866
----------------------------------------------------------------------------------------------------------------------------
 1,500,000  Shelby County, TN HE&HF
            (Cornerstone-Cameron & Stonegate)                                    6.000        07/01/2028           1,272,645
----------------------------------------------------------------------------------------------------------------------------
   195,000  Springfield, TN HDC (Multifamily Hsg.)                               6.100        07/15/2022             195,166
                                                                                                                 -----------
                                                                                                                   5,318,098
----------------------------------------------------------------------------------------------------------------------------
 TEXAS--12.9%
    15,000  Argyle, TX Independent School District GO                            5.500        08/15/2026              15,736
----------------------------------------------------------------------------------------------------------------------------
 8,250,000  Austin, TX Convention Enterprises (Convention Center)                5.750        01/01/2032           7,971,563
----------------------------------------------------------------------------------------------------------------------------
   200,000  Bexar County, TX HFC
            (American Opportunity Hsg.--Nob Hill Apartments)                     6.000        06/01/2031             201,316
----------------------------------------------------------------------------------------------------------------------------
10,765,000  Bexar County, TX HFC (American Opportunity Hsg.)                     6.750        12/01/2037          10,147,950
----------------------------------------------------------------------------------------------------------------------------
 1,000,000  Bexar County, TX HFC
            (The Army Retirement Residence Foundation)                           6.300        07/01/2032           1,030,800
----------------------------------------------------------------------------------------------------------------------------
    75,000  Dallas, TX Hsg. Corp. (Cedar Glen Apartments)                        7.750        12/01/2009              75,975

27 | OPPENHEIMER AMT-FREE MUNICIPALS

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

PRINCIPAL                                                                                                             VALUE
   AMOUNT                                                                       COUPON         MATURITY           SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------

 TEXAS Continued
$  500,000  Dallas, TX Hsg. Corp. (Section 8)                                    7.850%       08/01/2013         $   504,500
----------------------------------------------------------------------------------------------------------------------------
   230,000  El Paso County, TX HFC (American Village
            Communities), Series A                                               6.250        12/01/2020             236,744
----------------------------------------------------------------------------------------------------------------------------
   285,000  El Paso County, TX HFC (El Paso American Hsg.
            Foundation), Series A                                                6.375        12/01/2032             290,871
----------------------------------------------------------------------------------------------------------------------------
   570,000  Garza County, TX Public Facility Corp.                               7.500        10/01/2019             614,033
----------------------------------------------------------------------------------------------------------------------------
   195,000  Harris County, TX IDC (GATX Terminals Corp.)                         6.625        02/01/2024             198,479
----------------------------------------------------------------------------------------------------------------------------
 3,730,000  Harris County, TX Toll Road RITES 1                                 16.782 2      08/15/2024           4,494,501
----------------------------------------------------------------------------------------------------------------------------
   165,000  Keller, TX Independent School District GO                            5.400        08/15/2023             172,796
----------------------------------------------------------------------------------------------------------------------------
 3,000,000  Lewisville, TX GO                                                    6.125        09/01/2029           3,136,410
----------------------------------------------------------------------------------------------------------------------------
20,350,000  Matagorda County, TX Navigation District
            (Centerpoint Energy)                                                 8.000        05/01/2029          22,425,293
----------------------------------------------------------------------------------------------------------------------------
   270,000  Matagorda County, TX Navigation District
            (Central Power & Light Company)                                      6.000        07/01/2028             270,343
----------------------------------------------------------------------------------------------------------------------------
 1,100,000  North Central, TX HFDC (Northwest Senior Hsg. Corp.)                 7.000        11/15/2010           1,133,594
----------------------------------------------------------------------------------------------------------------------------
 2,000,000  North Central, TX HFDC (Northwest Senior Hsg. Corp.)                 7.250        11/15/2019           2,056,560
----------------------------------------------------------------------------------------------------------------------------
 3,000,000  North Central, TX HFDC (Northwest Senior Hsg. Corp.)                 7.500        11/15/2029           3,094,230
----------------------------------------------------------------------------------------------------------------------------
 1,330,000  Panhandle, TX HFA (Amarillo Affordable Hsg.)                         6.750        03/01/2031           1,399,493
----------------------------------------------------------------------------------------------------------------------------
 1,680,000  Retama, TX Devel. Corp. (Retama Racetrack)                          10.000        12/15/2019           2,653,073
----------------------------------------------------------------------------------------------------------------------------
10,650,000  Sabine River Authority, TX Pollution Control
            (TXU Energy Company)                                                 5.500        05/01/2022          11,227,869
----------------------------------------------------------------------------------------------------------------------------
 4,000,000  Sabine River Authority, TX Pollution Control
            (TXU Energy Company)                                                 6.150        08/01/2022           4,157,440
----------------------------------------------------------------------------------------------------------------------------
   445,000  TX Affordable Hsg. Corp.
            (Ashton Place & Woodstock Apartments)                                6.300        08/01/2033             407,317
----------------------------------------------------------------------------------------------------------------------------
   455,000  TX Panhandle HFA (Amarillo Affordable Hsg.)                          6.625        03/01/2020             481,031
----------------------------------------------------------------------------------------------------------------------------
    25,000  Westador, TX Municipal Utility District GO                           6.875        03/01/2009              25,504
----------------------------------------------------------------------------------------------------------------------------
 4,840,000  Wichita County, TX HFDC
            (Wichita Falls Retirement Foundation)                                6.250        01/01/2028           4,717,838
----------------------------------------------------------------------------------------------------------------------------
    10,000  Wood Glen, TX HFC (Copperwood II), Series C                          7.650        07/01/2023              10,193
                                                                                                                 -----------
                                                                                                                  83,151,452
----------------------------------------------------------------------------------------------------------------------------
  U.S. POSSESSIONS--0.3%
 1,500,000  Puerto Rico Municipal Finance Agency RITES 1                         10.008 2      08/01/2015           1,906,905
----------------------------------------------------------------------------------------------------------------------------
  UTAH--0.3%
    70,000  Emery County, UT Pollution Control (Pacificorp)                      5.650        11/01/2023              71,583
----------------------------------------------------------------------------------------------------------------------------
 2,000,000  Murray City, UT Hospital RITES 1                                    15.282 2      05/15/2022           2,055,280
                                                                                                                 -----------
                                                                                                                   2,126,863
----------------------------------------------------------------------------------------------------------------------------
  VERMONT--0.1%
   225,000  VT EDA (Wake Robin Corp.)                                            6.000        03/01/2022             233,649
----------------------------------------------------------------------------------------------------------------------------
   130,000  VT EDA (Wake Robin Corp.)                                            6.300        03/01/2033             134,904
                                                                                                                 -----------
                                                                                                                     368,553

28 | OPPENHEIMER AMT-FREE MUNICIPALS

PRINCIPAL                                                                                                             VALUE
   AMOUNT                                                                       COUPON         MATURITY           SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------

 VIRGINIA--4.4%
$1,170,000  Hopewell, VA IDA (Stone Container Corp.)                             8.250%       05/01/2010         $ 1,184,204
----------------------------------------------------------------------------------------------------------------------------
 8,610,000  Hopewell, VA IDA (Stone Container Corp.)                             8.250        06/01/2016           8,720,122
----------------------------------------------------------------------------------------------------------------------------
   315,000  Norton, VA IDA (Norton Community Hospital)                           6.000        12/01/2022             331,752
----------------------------------------------------------------------------------------------------------------------------
 3,000,000  Pocahontas Parkway Association, VA
            (Route 895 Connector Toll Road)                                      0.000 4      08/15/2008           1,909,230
----------------------------------------------------------------------------------------------------------------------------
 3,100,000  Pocahontas Parkway Association, VA
            (Route 895 Connector Toll Road)                                      0.000 4      08/15/2009           1,764,148
----------------------------------------------------------------------------------------------------------------------------
    35,000  Pocahontas Parkway Association, VA
            (Route 895 Connector Toll Road)                                      0.000 4      08/15/2015              18,027
----------------------------------------------------------------------------------------------------------------------------
 2,715,000  Pocahontas Parkway Association, VA
            (Route 895 Connector Toll Road)                                      0.000 4      08/15/2017           1,171,468
----------------------------------------------------------------------------------------------------------------------------
 4,485,000  Pocahontas Parkway Association, VA
            (Route 895 Connector Toll Road)                                      0.000 4      08/15/2018           1,814,407
----------------------------------------------------------------------------------------------------------------------------
 3,155,000  Pocahontas Parkway Association, VA
            (Route 895 Connector Toll Road)                                      0.000 4      08/15/2020           1,130,720
----------------------------------------------------------------------------------------------------------------------------
13,805,000  Pocahontas Parkway Association, VA
            (Route 895 Connector Toll Road)                                      0.000 4      08/15/2021           4,757,479
----------------------------------------------------------------------------------------------------------------------------
11,880,000  Pocahontas Parkway Association, VA
            (Route 895 Connector Toll Road)                                      0.000 4      08/15/2022           3,746,477
----------------------------------------------------------------------------------------------------------------------------
 1,000,000  Pocahontas Parkway Association, VA
            (Route 895 Connector Toll Road)                                      5.000        08/15/2011             953,150
----------------------------------------------------------------------------------------------------------------------------
 1,100,000  Pocahontas Parkway Association, VA
            (Route 895 Connector Toll Road)                                      5.250        08/15/2008           1,089,814
----------------------------------------------------------------------------------------------------------------------------
    25,000  Pocahontas Parkway Association, VA
            (Route 895 Connector Toll Road)                                      5.500        08/15/2028              23,570
                                                                                                                 -----------
                                                                                                                  28,614,568
----------------------------------------------------------------------------------------------------------------------------
  WASHINGTON--1.5%
 2,500,000  King County, WA Sewer RITES 1                                       15.782 2      01/01/2024           2,724,300
----------------------------------------------------------------------------------------------------------------------------
   100,000  Port Camas, WA Public Industrial Corp.
            (James River Corp. of VA)                                            6.700        04/01/2023             100,461
----------------------------------------------------------------------------------------------------------------------------
    20,000  Port of Seattle, WA, Series A                                        5.500        09/01/2021              21,172
----------------------------------------------------------------------------------------------------------------------------
 2,200,000  Vancouver, WA Downtown Redevel. Authority
            (Conference Center)                                                  5.250        01/01/2034           2,101,660
----------------------------------------------------------------------------------------------------------------------------
 3,250,000  Vancouver, WA Downtown Redevel. Authority
            (Conference Center)                                                  6.000        01/01/2034           3,353,578
----------------------------------------------------------------------------------------------------------------------------
 1,350,000  WA Hsg. Finance Commission (Nickerson Area Properties)               5.300        01/01/2028           1,284,782
                                                                                                                 -----------
                                                                                                                   9,585,953
----------------------------------------------------------------------------------------------------------------------------
  WEST VIRGINIA--0.6%
   350,000  Kanawha County, WV Commercial Devel. (Kroger Company)                8.000        10/01/2011             363,230
----------------------------------------------------------------------------------------------------------------------------
 1,540,000  West Liberty State College, WV, Series A                             6.000        06/01/2023           1,540,370
----------------------------------------------------------------------------------------------------------------------------
 1,695,000  West Liberty State College, WV, Series A                             6.125        06/01/2028           1,698,271
                                                                                                                 -----------
                                                                                                                   3,601,871

29 | OPPENHEIMER AMT-FREE MUNICIPALS

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

PRINCIPAL                                                                                                             VALUE
   AMOUNT                                                                       COUPON         MATURITY           SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------

 WISCONSIN--0.7%
$  130,000  WI H&EDA, Series A                                                   6.850%       11/01/2012        $    130,208
----------------------------------------------------------------------------------------------------------------------------
 2,275,000  WI H&EFA (Hess Memorial Hospital Association)                        7.875        11/01/2022           2,452,392
----------------------------------------------------------------------------------------------------------------------------
 1,075,000  WI H&EFA (WMA, MHCC, MVS Obligated Group)                            5.600        08/15/2023           1,061,960
----------------------------------------------------------------------------------------------------------------------------
 1,000,000  WI H&EFA (WMA, MHCC, MVS Obligated Group)                            5.750        08/15/2026             978,590
                                                                                                                ------------
                                                                                                                   4,623,150
----------------------------------------------------------------------------------------------------------------------------
 WYOMING--0.8%
 5,000,000  Sweetwater County, WY Pollution Control
            (Idaho Power Company)                                                6.050        07/15/2026           5,269,550
----------------------------------------------------------------------------------------------------------------------------
    10,000  Weston County, WY Pollution Control (Black Hills Corp.)              6.700        06/01/2010              10,018
                                                                                                                ------------
                                                                                                                   5,279,568

----------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $650,309,789)--102.9%                                                         661,480,964
----------------------------------------------------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS--(2.9)                                                                    (18,507,504)
                                                                                                                ------------
 NET ASSETS--100.0%                                                                                             $642,973,460
                                                                                                                ============

FOOTNOTES TO STATEMENT OF INVESTMENTS
1. Illiquid security. See Note 5 of Notes to Financial Statements.
2. Represents the current interest rate for a variable rate bond known as an
   "inverse floater." See Note 1 of Notes to Financial Statements.
3. Represents the current interest rate for a variable or increasing rate security.
4. Represents a zero coupon bond.

30 | OPPENHEIMER AMT-FREE MUNICIPALS

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ADA      Atlanta Development Authority
BFC      Business Finance Corp.
CAU      Clark Atlanta University
CDA      Communities Development Authority
COP      Certificates of Participation
DFA      Development Finance Authority
EDA      Economic Development Authority
EDC      Economic Development Corporation
EF&CD    Environmental Facilities and Community Development
EFA      Educational Facilities Authority
FHA      Federal Housing Agency
GO       General Obligation
H&EDA    Housing and Economic Development Authority
H&EFA    Health and Educational Facilities Authority
H&HEFA   Hospitals and Higher Education Facilities Authority
HDA      Hospital Development Authority
HDC      Housing Development Corp.
HE&HF    Higher Educational and Housing Facilities
HE&HFA   Higher Education and Health Facilities Authority
HF&D     Housing Finance and Development
HFA      Housing Finance Agency/Authority
HFC      Housing Finance Corp.
HFDC     Health Facilities Development Corp.
IDA      Industrial Development Agency
IDB      Industrial Development Board
IDC      Industrial Development Corporation
IFA      Interim Finance Authority
INFLOS   Inverse Floating Rate Securities
MHCC     Masonic Health Care Center
MVS      Masonic Village on the Square
NYC      New York City
RIBS     Residual Interest Bonds
RITES    Residual Interest Tax Exempt Security
ROLs     Residual Option Longs
SAVRS    Select Auction Variable Rate Securities
TASC     Tobacco Settlement Asset-Backed Bonds
WMA      Wisconsin Masonic Home

--------------------------------------------------------------------------------
 SUMMARY OF RATINGS  July 31, 2004 / Unaudited

 DISTRIBUTION OF INVESTMENTS BY RATING CATEGORY, AS A PERCENTAGE OF TOTAL
 INVESTMENTS AT VALUE, IS AS FOLLOWS:
 RATING                                                                 PERCENT
--------------------------------------------------------------------------------
 AAA                                                                      10.2%
 AA                                                                        1.6
 A                                                                        20.8
 BBB                                                                      42.6
 BB                                                                        1.6
 B                                                                         2.7
 CCC                                                                       1.5
 Not Rated                                                                19.0
                                                                         -----
 Total                                                                   100.0%
                                                                         =====

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated"
category.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

31 | OPPENHEIMER AMT-FREE MUNICIPALS

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  July 31, 2004
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------

 ASSETS

 Investments, at value (cost $650,309,789)--see accompanying statement of investments    $   661,480,964
---------------------------------------------------------------------------------------------------------
 Cash                                                                                            771,269
---------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest                                                                                     11,149,661
 Investments sold                                                                              2,149,337
 Shares of beneficial interest sold                                                              669,920
 Other                                                                                            18,127
                                                                                         ----------------
 Total assets                                                                                676,239,278

---------------------------------------------------------------------------------------------------------
 LIABILITIES

 Payables and other liabilities:
 Notes payable to bank (interest rate 2.1200% at July 31, 2004)                               31,800,000
 Shares of beneficial interest redeemed                                                          639,929
 Dividends                                                                                       426,570
 Trustees' compensation                                                                          137,846
 Distribution and service plan fees                                                              127,010
 Shareholder communications                                                                       56,557
 Transfer and shareholder servicing agent fees                                                    35,588
 Other                                                                                            42,318
                                                                                         ----------------
 Total liabilities                                                                            33,265,818

---------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                              $   642,973,460
                                                                                         ================

---------------------------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS

 Par value of shares of beneficial interest                                              $        67,491
---------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                                  644,802,621
---------------------------------------------------------------------------------------------------------
 Accumulated net investment income                                                             4,994,454
---------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments                                                (18,062,281)
---------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                                   11,171,175
                                                                                         ----------------
 NET ASSETS                                                                              $   642,973,460
                                                                                         ================

32 | OPPENHEIMER AMT-FREE MUNICIPALS

--------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $568,156,216 and 59,614,723 shares of beneficial interest outstanding)                   $ 9.53
 Maximum offering price per share (net asset value plus sales charge of 4.75% of
 offering price)                                                                          $10.01
------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $47,024,416
 and 4,950,249 shares of beneficial interest outstanding)                                 $ 9.50
------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $27,792,828
 and 2,926,040 shares of beneficial interest outstanding)                                 $ 9.50

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

33 | OPPENHEIMER AMT-FREE MUNICIPALS

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  For the Year Ended July 31, 2004
--------------------------------------------------------------------------------

------------------------------------------------------------------------
 INVESTMENT INCOME

 Interest                                                $  46,057,838

------------------------------------------------------------------------
 EXPENSES

 Management fees                                             3,424,188
------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                     1,310,838
 Class B                                                       559,400
 Class C                                                       258,199
------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                       380,881
 Class B                                                        36,908
 Class C                                                        20,094
------------------------------------------------------------------------
 Shareholder communications:
 Class A                                                        16,927
 Class B                                                           513
 Class C                                                           864
------------------------------------------------------------------------
 Interest expense                                              463,796
------------------------------------------------------------------------
 Custodian fees and expenses                                    41,319
------------------------------------------------------------------------
 Trustees' compensation                                         33,052
------------------------------------------------------------------------
 Other                                                          81,905
                                                           -------------
 Total expenses                                              6,628,884
 Less reduction to custodian expenses                           (2,564)
 Less payments and waivers of expenses                         (60,915)
                                                           -------------
 Net expenses                                                6,565,405

------------------------------------------------------------------------
 NET INVESTMENT INCOME                                      39,492,433

------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN

 Net realized gain on investments                            6,203,618
------------------------------------------------------------------------
 Net change in unrealized appreciation on investments       12,342,456

------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      $58,038,507
                                                           =============

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34 | OPPENHEIMER AMT-FREE MUNICIPALS

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

 YEAR ENDED JULY 31,                                                 2004            2003
--------------------------------------------------------------------------------------------
 OPERATIONS

 Net investment income                                     $   39,492,433   $   37,698,893
--------------------------------------------------------------------------------------------
 Net realized gain                                              6,203,618       12,591,647
--------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)          12,342,456      (34,457,664)
                                                             -------------------------------
 Net increase in net assets resulting from operations          58,038,507       15,832,876

--------------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

 Dividends from net investment income:
 Class A                                                      (31,442,955)     (31,620,780)
 Class B                                                       (2,674,280)      (3,245,063)
 Class C                                                       (1,232,388)      (1,069,217)

--------------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS

 Net increase (decrease) in net assets resulting from
 beneficial interest transactions:
 Class A                                                       (4,849,786)       1,779,720
 Class B                                                      (18,310,245)      (7,142,459)
 Class C                                                        3,484,973        3,757,431

--------------------------------------------------------------------------------------------
 NET ASSETS

 Total increase (decrease)                                      3,013,826      (21,707,492)
--------------------------------------------------------------------------------------------
 Beginning of period                                          639,959,634      661,667,126
                                                             -------------------------------
 End of period (including accumulated net investment income
 of $4,994,454 and $851,644, respectively)                   $642,973,460     $639,959,634
                                                             ===============================

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

35 | OPPENHEIMER AMT-FREE MUNICIPALS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A  YEAR ENDED JULY 31,                           2004          2003         2002         2001         2000
------------------------------------------------------------------------------------------------------------------

 PER SHARE OPERATING DATA

 Net asset value, beginning of period                $ 9.19        $ 9.48       $ 9.57       $ 9.35       $10.02
------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                  .59           .57          .50          .52          .52
 Net realized and unrealized gain (loss)                .28          (.32)        (.10)         .22         (.61)
                                                     -------------------------------------------------------------
 Total from investment operations                       .87           .25          .40          .74         (.09)
------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                  (.53)         (.54)        (.49)        (.52)        (.52)
 Distributions from net realized gain                    --            --           --           --         (.06)
                                                     -------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                       (.53)         (.54)        (.49)        (.52)        (.58)
------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $9.53         $9.19        $9.48        $9.57        $9.35
                                                     =============================================================

------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                    9.60%         2.46%        4.39%        8.03%       (0.85)%

------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)          $568,156      $553,344     $568,935     $584,325     $482,152
------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                 $567,291      $569,881     $568,951     $531,286     $515,007
------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                 6.18%         5.82%        5.35%        5.38%        5.54%
 Total expenses                                        0.92%         0.93%        0.88%        0.85% 3      0.90% 3
 Expenses after payments and waivers
 and reduction to custodian expenses                    N/A 4,5,6    0.88%        0.85% 3       N/A          N/A
------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 33%           99%          31%          20%          14%

1. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Excludes interest expense.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.
6. Voluntary waiver of management fees less than 0.01%.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36 | OPPENHEIMER AMT-FREE MUNICIPALS

CLASS B  YEAR ENDED JULY 31,                           2004          2003         2002         2001         2000
------------------------------------------------------------------------------------------------------------------

 PER SHARE OPERATING DATA

 Net asset value, beginning of period                $ 9.17        $ 9.45       $ 9.55       $ 9.33       $10.00
------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                  .52           .49          .43          .45          .43
 Net realized and unrealized gain (loss)                .27          (.31)        (.11)         .21         (.60)
                                                     -------------------------------------------------------------
 Total from investment operations                       .79           .18          .32          .66         (.17)
------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                  (.46)         (.46)        (.42)        (.44)        (.44)
 Distributions from net realized gain                    --            --           --           --         (.06)
                                                     -------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                       (.46)         (.46)        (.42)        (.44)        (.50)
------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $9.50         $9.17        $9.45        $9.55        $9.33
                                                     =============================================================

------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                    8.68%         1.80%        3.50%        7.23%       (1.62)%

------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)           $47,024       $63,104      $72,241      $76,880      $57,204
------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $55,864       $67,721      $73,571      $65,563      $70,072
------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                 5.42%         5.04%        4.58%        4.60%        4.75%
 Total expenses                                        1.69%         1.69%        1.65%        1.62% 3      1.67% 3
 Expenses after payments and waivers
 and reduction to custodian expenses                    N/A 4,5,6    1.64%        1.62% 3       N/A          N/A
------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 33%           99%          31%          20%          14%

1. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Excludes interest expense.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.
6. Voluntary waiver of management fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

37 | OPPENHEIMER AMT-FREE MUNICIPALS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C YEAR ENDED JULY 31,                            2004          2003         2002         2001         2000
------------------------------------------------------------------------------------------------------------------

 PER SHARE OPERATING DATA

 Net asset value, beginning of period                $ 9.16        $ 9.45       $ 9.55       $ 9.33       $10.00
------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                  .51           .49          .43          .44          .44
 Net realized and unrealized gain (loss)                .29          (.32)        (.11)         .22         (.61)
                                                     -------------------------------------------------------------
 Total from investment operations                       .80           .17          .32          .66         (.17)
------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                  (.46)         (.46)        (.42)        (.44)        (.44)
 Distributions from net realized gain                    --            --           --           --         (.06)
                                                     -------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                       (.46)         (.46)        (.42)        (.44)        (.50)
------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $9.50         $9.16        $9.45        $9.55        $9.33
                                                     =============================================================

------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                    8.79%         1.67%        3.50%        7.23%       (1.62)%

------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)           $27,793       $23,511      $20,491      $17,134      $12,173
------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $25,810       $22,345      $17,776      $14,506      $14,497
------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                 5.39%         5.04%        4.57%        4.60%        4.76%
 Total expenses                                        1.70%         1.71%        1.65%        1.62% 3      1.67% 3
 Expenses after payments and waivers
 and reduction to custodian expenses                    N/A 4,5,6    1.66%        1.62% 3       N/A          N/A
------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 33%           99%          31%          20%          14%

1. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Excludes interest expense.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.
6. Voluntary waiver of management fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38 | OPPENHEIMER AMT-FREE MUNICIPALS

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer AMT-Free Municipals (the Fund), formerly Oppenheimer Municipal Bond
 Fund, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of current interest income exempt from federal income taxes as is available from investing in municipal securities, while attempting to preserve capital. The Fund's investment advisor is OppenheimerFunds, Inc.
 (the Manager).
    The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans.
 Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M.
 Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on
 NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked"prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

39 | OPPENHEIMER AMT-FREE MUNICIPALS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates.
 As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The
 Fund intends to invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $54,703,012 as of July 31, 2004. Including the effect of leverage, inverse floaters represent 16.97% of the Fund's total assets as of July 31, 2004.
--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
 Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

 The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
 Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                      NET UNREALIZED
                                                                        APPRECIATION
                                                                    BASED ON COST OF
                                                                      SECURITIES AND
         UNDISTRIBUTED    UNDISTRIBUTED           ACCUMULATED      OTHER INVESTMENTS
         NET INVESTMENT       LONG-TERM                  LOSS     FOR FEDERAL INCOME
         INCOME                    GAIN    CARRYFORWARD 1,2,3           TAX PURPOSES
         ----------------------------------------------------------------------------

         $5,569,930                 $--           $20,094,844            $11,131,608

 1. As of July 31, 2004, the Fund had $20,094,844 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of July 31, 2004, details of the capital loss carryforwards were as follows:

                              EXPIRING
                              -----------------------
                              2008       $ 2,051,495
                              2009           506,572
                              2010        17,536,777
                                         -----------
                              Total      $20,094,844
                                         ===========

 2. During the fiscal year ended July 31, 2004, the Fund utilized $6,159,705 of capital loss carryforward to offset capital gains realized in that fiscal year.
 3. During the fiscal year ended July 31, 2003, the Fund utilized $6,676,926 of capital loss carryforward to offset capital gains realized in that fiscal year.

40 | OPPENHEIMER AMT-FREE MUNICIPALS

 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

 The tax character of distributions paid during the years ended July 31, 2004 and July 31, 2003 was as follows:
                                             YEAR ENDED      YEAR ENDED
                                          JULY 31, 2004   JULY 31, 2003
                 -------------------------------------------------------
                 Distributions paid from:
                 Exempt-interest dividends  $35,349,623     $35,935,060

 The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                 Federal tax cost of securities     $650,349,356
                                                    ============
                 Gross unrealized appreciation      $ 22,359,733
                 Gross unrealized depreciation       (11,228,125)
                                                    ------------
                 Net unrealized appreciation        $ 11,131,608
                                                    ============

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended
 July 31, 2004, the Fund's projected benefit obligations were increased by
 $14,112 and payments of $10,506 were made to retired trustees, resulting in an accumulated liability of $120,397 as of July 31, 2004.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the
 Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the
 Trustee. The Fund purchases shares of the funds selected for deferral by the
 Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and
 Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

41 | OPPENHEIMER AMT-FREE MUNICIPALS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
 Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with U.S.
 generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                 YEAR ENDED JULY 31, 2004        YEAR ENDED JULY 31, 2003
                                SHARES             AMOUNT       SHARES             AMOUNT
-------------------------------------------------------------------------------------------

 CLASS A
 Sold                        8,210,670       $ 78,148,633   11,586,716       $109,478,974
 Dividends and/or
 distributions reinvested    2,229,147         21,257,888    2,319,533         21,918,195
 Redeemed                  (11,015,574)      (104,256,307) (13,735,304)      (129,617,449)
                           ---------------------------------------------------------------
 Net increase (decrease)      (575,757)      $ (4,849,786)     170,945       $  1,779,720
                           ===============================================================

-------------------------------------------------------------------------------------------
 CLASS B
 Sold                          723,519       $  6,876,990   1,338,544        $ 12,604,309
 Dividends and/or
 distributions reinvested      164,028          1,558,967      204,561          1,927,009
 Redeemed                   (2,822,542)       (26,746,202)  (2,301,079)       (21,673,777)
                           ---------------------------------------------------------------
 Net decrease               (1,934,995)      $(18,310,245)    (757,974)      $ (7,142,459)
                           ===============================================================

-------------------------------------------------------------------------------------------
 CLASS C
 Sold                        1,005,569$         9,584,113   1,064,274        $ 10,051,076
 Dividends and/or
 distributions reinvested       94,290            896,886       85,145            802,033
 Redeemed                     (739,420)        (6,996,026)    (752,029)        (7,095,678)
                           ---------------------------------------------------------------
 Net increase                  360,439       $  3,484,973      397,390       $  3,757,431
                           ===============================================================

42 | OPPENHEIMER AMT-FREE MUNICIPALS

--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2004, were $191,682,20 and $187,948,239, respectively.

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.60% of the first $200 million of average annual net assets,
 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets over $1 billion.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the
 Manager, acts as the transfer and shareholder servicing agent for the Fund. The
 Fund pays OFS a per account fee. For the year ended July 31, 2004, the Fund paid $436,049 to OFS for services to the Fund.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's
 Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
 acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.
--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class
 A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
 Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has
 adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the
 Distributor an annual asset-based sales charge of 0.75% per year on Class B and
 Class C shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at July 31, 2004 for Class B and Class C shares were $1,603,450 and
 $575,897, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

43 | OPPENHEIMER AMT-FREE MUNICIPALS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 SALES CHARGES. Front-end sales charges and contingent deferred sales charges
 (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
 Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                        CLASS A         CLASS B        CLASS C
                        CLASS A      CONTINGENT      CONTINGENT     CONTINGENT
                      FRONT-END        DEFERRED        DEFERRED       DEFERRED
                  SALES CHARGES   SALES CHARGES   SALES CHARGES  SALES CHARGES
                    RETAINED BY     RETAINED BY     RETAINED BY    RETAINED BY
 YEAR ENDED         DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR    DISTRIBUTOR
-------------------------------------------------------------------------------
 July 31, 2004         $163,540         $15,551        $145,732        $10,427

--------------------------------------------------------------------------------
 PAYMENTS AND WAIVERS OF EXPENSES. The Manager voluntarily agreed to waive a portion of its advisory fee at an annual rate equal to 0.10% of each class's average daily net assets while the Fund's trailing one-year performance at the end of the preceding calendar quarter is in the fifth quintile of the Fund's
 Lipper peer group. The Manager will voluntarily waive a portion of its advisory fee at an annual rate equal to 0.05% of each class's average daily net assets while the Fund's trailing one-year performance at the end of the preceding calendar quarter is in the fourth quintile of the Fund's Lipper peer group. As a result of this agreement the Fund was reimbursed $53,402 for the year ended
 July 31, 2004. The foregoing waiver may be amended or withdrawn by the Manager at any time.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended July 31, 2004, OFS waived $7,174, $205 and $134 for Class A,
 Class B and Class C shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 5. ILLIQUID SECURITIES
 As of July 31, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The
 Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of July 31, 2004 was
 $54,652,039, which represents 8.50% of the Fund's net assets.

--------------------------------------------------------------------------------
 6. BANK BORROWINGS
 The Fund may borrow up to one-third of its total assets from a bank to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which

44 | OPPENHEIMER AMT-FREE MUNICIPALS

 permits borrowings up to $540 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.
    The Fund had borrowings outstanding of $31,800,000 at July 31, 2004 at an interest rate of 2.12%. For the year ended July 31, 2004, the average monthly loan balance was $23,270,854 at an average daily interest rate of 1.78%. The
 Fund had gross borrowings and gross loan repayments of $218,700,000 and
 $222,000,000, respectively, during the year ended July 31, 2004. The maximum amount of borrowings outstanding at any month-end was $52,700,000. The Fund paid commitment fees of $5,394 and interest of $456,363 during the year ended
 July 31, 2004.

--------------------------------------------------------------------------------
7. SUBSEQUENT EVENTS - LITIGATION

Three complaints have been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, "OppenheimerFunds"), as well as 51 of the Oppenheimer funds (collectively, the "Funds") including this Fund, and nine directors/trustees of certain of the Funds (collectively, the "Directors/Trustees"). The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the
Funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the Funds, and failed to properly disclose the use of Fund assets to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the Directors/Trustees breached their fiduciary duties to Fund shareholders under the Investment
Company Act of 1940 and at common law.

OppenheimerFunds believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds or the
Directors/Trustees and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However,
OppenheimerFunds, the Funds and the Directors/Trustees believe that the allegations contained in the complaints are without merit and intend to defend these lawsuits vigorously.

                                                    Appendix A

                                        MUNICIPAL BOND RATINGS DEFINITIONS
                                        ----------------------------------

     Below   are   summaries   of   the   rating   definitions   used   by   the
     nationally-recognized   rating   agencies   listed   below  for   municipal
     securities.  Those  ratings  represent  the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly available information provided by the rating organizations.

     Moody's Investors Service,  Inc. ("Moody's") Municipal Ratings are opinions of the investment  quality of issuers and issues in the U.S.  municipal and tax-exempt  markets.  As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

     Municipal  Ratings  are based upon the  analysis  of four  primary  factors
     relating   to   municipal   finance:    economy,    debt,   finances,   and
     administration/management  strategies.  Each of the  factors  is  evaluated individually  and for its effect on the other factors in the context of the municipality's ability to repay its debt.

MUNICIPAL LONG-TERM RATING DEFINITIONS

     Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Aa:  Issuers or issues rated Aa  demonstrate  very strong  creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     A:  Issuers  or  issues  rated  A  present  above-average  creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Baa:  Issuers  or  issues  rated  Baa  represent  average  creditworthiness relative to other US municipal or tax- exempt issuers or issues.

     Ba: Issuers or issues rated Ba demonstrate  below-average  creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     B: Issuers or issues rated B demonstrate weak creditworthiness  relative to other US municipal or tax- exempt issuers or issues.

     Caa:  Issuers or issues rated Caa  demonstrate  very weak  creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Ca: Issuers or issues rated Ca demonstrate  extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     C:  Issuers or issues  rated C  demonstrate  the  weakest  creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Moody's  applies  numerical  modifiers 1, 2, and 3 in each  generic  rating classification  from Aa through  Caa.  The  modifier 1  indicates  that the obligation  ranks in the higher end of its  generic  rating  category;  the modifier 2 indicates a mid- range  ranking;  and the modifier 3 indicates a ranking in the lower end of that generic rating category.

MIG/VMIG RATINGS: U.S. SHORT-TERM RATINGS

     In  municipal  debt  issuance,   there  are  three  rating  categories  for
     short-term  obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3. In addition,  those  short-term  obligations that are of speculative quality are designated SG, or speculative grade.

     In the case of variable rate demand  obligations  (VRDOs),  a two-component rating is assigned.  The first element represents Moody's evaluation of the degree of risk associated with scheduled  principal and interest  payments.
     The second  element  represents  Moody's  evaluation  of the degree of risk associated with the demand feature, using the MIG rating scale.

     The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

     MIG ratings expire at note maturity.  By contrast,  VMIG rating expirations will be a function of each issue's specific structural or credit features.

     MIG 1/VMIG 1: Denotes  superior  credit  quality.  Excellent  protection is afforded by established cash flows,  highly reliable  liquidity  support or demonstrated broad-based access to the market for refinancing.

     MIG 2/VMIG 2: Denotes  strong credit  quality.  Margins of  protection  are ample although not as large as in the preceding group.

     MIG 3/VMIG 3: Denotes  acceptable  credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well established.

     SG: Denotes  speculative-grade  credit  quality.  Debt  instruments in this category may lack margins of protection.

     Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The
     McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS

     Issue  credit  ratings  are  based in  varying  degrees,  on the  following considerations:

     o Likelihood of payment-capacity and willingness of the obligor to meet its financial  commitment on an obligation in accordance  with the terms of the obligation;

     o Nature of and provisions of the obligation; and

     o Protection  afforded by, and relative  position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

               The issue ratings  definitions  are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations  are  typically  rated lower than senior  obligations,  to reflect the lower priority in bankruptcy, as noted above.

     AAA: An obligation  rated `AAA' has the highest rating assigned by Standard
     & Poor's.  The obligor's  capacity to meet its financial  commitment on the obligation is extremely strong.

     AA: An  obligation  rated `AA' differs from the  highest-rated  obligations only  in  small  degree.  The  obligor's  capacity  to meet  its  financial commitment on the obligation is very strong.

     A: An  obligation  rated `A' are somewhat more  susceptible  to the adverse
     effects  of  changes  in   circumstances   and  economic   conditions  than
     obligations in higher-rated categories.  However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB: An obligation  rated `BBB' exhibits  adequate  protection  parameters.
     However,  adverse economic  conditions or changing  circumstances  are more likely to lead to a weakened  capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

     An obligation rated `BB', `B', `CCC',  `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest.  While such  obligations  will likely have some quality and  protective  characteristics,  these may be  outweighed by large uncertainties or major exposures to adverse conditions.

     BB: An obligation  rated `BB' are less  vulnerable to nonpayment than other speculative  issues.  However,  it faces  major  ongoing  uncertainties  or exposure to adverse  business,  financial,  or economic  conditions,  which could  lead to the  obligor's  inadequate  capacity  to meet its  financial commitment on the obligation.

     B:  An  obligation  rated  `B'  are  more  vulnerable  to  nonpayment  than obligations  rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or
     economic   conditions   will  likely  impair  the  obligor's   capacity  or
     willingness to meet its financial commitment on the obligation.

     CCC: An obligation  rated `CCC' are currently  vulnerable to nonpayment and are dependent upon favorable business,  financial,  and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business,  financial, or economic conditions,  the obligor is not likely to have the capacity to meet its financial  commitment on the obligation.

     CC: An obligation rated `CC' are currently highly vulnerable to nonpayment.

     C: The `C'  rating  may be used to  cover a  situation  where a  bankruptcy petition has been filed or similar  action has been taken,  but payments on this obligation are being continued.

     D: An obligation rated `D' are in payment default.  The `D' rating category is used when payments on an obligation are not made on the date due even if the  applicable  grace  period has not  expired,  unless  Standard & Poor's believes that such payments will be made during such grace period.  The `D'
     rating  also will be used upon the filing of a  bankruptcy  petition or the taking of a similar action if payments on an obligation are jeopardized.

     The ratings  from "AA" to "CCC" may be  modified by the  addition of a plus
     (+) or minus (-) sign to show  relative  standing  within the major  rating categories.

     c: The `c' subscript is used to provide additional information to investors that the bank may terminate its  obligation to purchase  tendered  bonds if the  long-term  credit  rating of the  issuer is below an  investment-grade level and/or the issuer's bonds are deemed taxable.

     p: The letter `p' indicates that the rating is  provisional.  A provisional rating  assumes the  successful  completion of the project  financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating,  however,  while addressing credit quality subsequent to completion of the project,  makes no comment on the likelihood of or the risk of  default  upon  failure of such  completion.  The  investor  should exercise his own judgment with respect to such likelihood and risk.

     Continuance of the ratings is contingent  upon Standard & Poor's receipt of
     an  executed  copy  of  the  escrow  agreement  or  closing   documentation
     confirming investments and cash flows.

     r: The `r' highlights  derivative,  hybrid,  and certain other  obligations that  Standard & Poor's  believes may  experience  high  volatility or high variability in expected returns as a result of noncredit risks. Examples of such  obligations  are securities with principal or interest return indexed to equities,  commodities,  or currencies;  certain swaps and options;  and interest-only and principal-only mortgage securities. The absence of an `r'
     symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

     Debt  obligations of issuers  outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings  measure the  creditworthiness  of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

     Under present  commercial bank regulations issued by the Comptroller of the
     Currency,  bonds rated in the top four categories (`AAA', `AA', `A', `BBB', commonly  known as  investment-grade  ratings)  generally  are  regarded as eligible for bank  investment.  Also, the laws of various states  governing legal investments  impose certain rating or other standards for obligations eligible  for  investment  by savings  banks,  trust  companies,  insurance companies, and fiduciaries in general.

SHORT-TERM ISSUE CREDIT RATINGS

     Short-term ratings are generally  assigned to those obligations  considered short-term in the relevant  market.  In the U.S.,  for example,  that means obligations  with an original  maturity of no more than 365  days-including commercial paper.

     A-1: A short-term  obligation  rated "A-1" is rated in the highest category by  Standard  &  Poor's.  The  obligor's  capacity  to meet  its  financial commitment  on the  obligation  is strong.  Within this  category,  certain obligations  are  designated  with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2: A short-term  obligation  rated "A-2" is somewhat more  susceptible to the adverse  effects of changes in  circumstances  and economic  conditions than  obligations  in higher  rating  categories.  However,  the  obligor's
     capacity  to  meet  its   financial   commitment   on  the   obligation  is
     satisfactory.

     A-3: A  short-term  obligation  rated "A-3"  exhibits  adequate  protection parameters.  However, adverse economic conditions or changing circumstances are more  likely to lead to a weakened  capacity of the obligor to meet its financial commitment on the obligation.

     B: A  short-term  obligation  rated "B" is regarded  as having  significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     C: A short-term  obligation rated "C" is currently vulnerable to nonpayment
     and  is  dependent  upon  favorable  business,   financial,   and  economic
     conditions  for  the  obligor  to  meet  its  financial  commitment  on the obligation.

     D: A short-term  obligation rated "D" is in payment default. The "D" rating category is used when  payments on an  obligation  are not made on the date due even if the applicable grace period has not expired,  unless Standard &
     Poor's  believes  that such payments will be made during such grace period.
     The "D" rating also will be used upon the filing of a  bankruptcy  petition or the  taking  of a  similar  action  if  payments  on an  obligation  are jeopardized.

     Notes. A Standard & Poor's note rating  reflects the liquidity  factors and market access risks unique to notes.  Notes due in three years or less will likely receive a note rating.  Notes maturing  beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

     o Amortization  schedule-the  larger the final  maturity  relative to other maturities, the more likely it will be treated as a note; and

     o Source of  payment-the  more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

     SP-1:  Strong capacity to pay principal and interest.  An issue with a very strong capacity to pay debt service is given a (+) designation.

     SP-2:  Satisfactory  capacity  to pay  principal  and  interest,  with some vulnerability  to adverse  financial and economic  changes over the term of the notes.

     SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.

     International  credit ratings assess the capacity to meet foreign  currency or local currency commitments. Both "foreign currency" and "local currency"
     ratings are  internationally  comparable  assessments.  The local  currency rating  measures the  probability of payment within the relevant  sovereign state's  currency  and  jurisdiction  and  therefore,  unlike  the  foreign currency  rating,  does not take  account  of the  possibility  of  foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS

The following ratings scale applies to foreign currency and local currency ratings.

Investment Grade:

     AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk.  They are assigned  only in the case of  exceptionally  strong capacity for timely  payment of  financial  commitments.  This  capacity is highly unlikely to be adversely affected by foreseeable events.

     AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk.  They  indicate a very strong  capacity for timely  payment of financial  commitments.  This capacity is not  significantly  vulnerable to foreseeable events.

     A: High Credit  Quality.  "A" ratings  denote a low  expectation  of credit
     risk.  The  capacity  for  timely  payment  of  financial   commitments  is
     considered strong. This capacity may,  nevertheless,  be more vulnerable to changes in  circumstances  or in economic  conditions  than is the case for higher ratings.

     BBB: Good Credit Quality.  "BBB" ratings indicate that there is currently a low  expectation  of credit  risk.  The  capacity  for  timely  payment  of financial  commitments  is  considered  adequate,  but  adverse  changes in circumstances  and in  economic  conditions  are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

     BB:  Speculative.  "BB" ratings  indicate  that there is a  possibility  of credit  risk  developing,  particularly  as the result of adverse  economic change  over time.  However,  business  or  financial  alternatives  may be available to allow  financial  commitments to be met.  Securities  rated in this category are not investment grade.

     B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains.  Financial commitments are currently being met. However,  capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     CCC, CC C: High Default Risk.  Default is a real possibility.  Capacity for meeting financial  commitments is solely reliant upon sustained,  favorable business or economic developments.  A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

     DDD, DD, and D: Default.  The ratings of  obligations  in this category are based on their  prospects  for  achieving  partial  or full  recovery  in a reorganization  or  liquidation  of the obligor.  While  expected  recovery values are highly  speculative  and cannot be estimated with any precision, the  following  serve as general  guidelines.  "DDD"  obligations  have the highest potential for recovery,  around 90%-100% of outstanding amounts and accrued  interest.  "DD"  indicates  potential  recoveries  in the range of
     50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

     Entities  rated in this  category  have  defaulted  on some or all of their obligations.  Entities rated "DDD" have the highest prospect for resumption
     of   performance   or  continued   operation   with  or  without  a  formal
     reorganization   process.   Entities  rated  "DD"  and  "D"  are  generally
     undergoing a formal reorganization or liquidation process; those rated "DD"
     are likely to satisfy a higher  portion of their  outstanding  obligations, while entities rated "D" have a poor prospect for repaying all obligations.
     Plus (+) and minus (-) signs may be appended  to a rating  symbol to denote relative  status within the major rating  categories.  Plus and minus signs are not added to the "AAA"  category or to  categories  below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS

     The following  ratings scale applies to foreign currency and local currency ratings.  A short-term rating has a time horizon of less than 12 months for most obligations,  or up to three years for U.S. public finance securities, and  thus  places  greater  emphasis  on the  liquidity  necessary  to meet financial commitments in a timely manner.

     F1:  Highest  credit  quality.  Strongest  capacity  for timely  payment of financial  commitments.  May have an added "+" to denote any  exceptionally strong credit feature.

     F2: Good credit  quality.  A  satisfactory  capacity for timely  payment of financial  commitments,  but the margin of safety is not as great as in the case of higher ratings.

     F3:  Fair  credit  quality.   Capacity  for  timely  payment  of  financial
     commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

     B:   Speculative.   Minimal   capacity  for  timely  payment  of  financial
     commitments,  plus  vulnerability to near-term adverse changes in financial and economic conditions.

     C: High default risk.  Default is a real possibility.  Capacity for meeting financial  commitments  is  solely  reliant  upon  a  sustained,  favorable business and economic environment.

     D: Default. Denotes actual or imminent payment default.

                                                        B-1

                                                    Appendix B

                                      Municipal Bond Industry Classifications

Adult Living Facilities
Airlines
Education
Electric Utilities
Gas Utilities
General Obligation
Higher Education
Highways/Railways
Hospital/Healthcare
Hotels, Restaurants & Leisure
Manufacturing, Durable Goods
Manufacturing, Non Durable Goods
Marine/Aviation Facilities
Multi-Family Housing
Municipal Leases
Non Profit Organization
Paper, Containers & Packaging
Parking Fee Revenue
Pollution Control
Resource Recovery
Sales Tax Revenue
Sewer Utilities
Single Family Housing
Special Assessment
Special Tax
Sports Facility Revenue
Student Loans
Telephone Utilities
Tobacco
Water Utilities

                                                    Appendix C
                                                    ----------

  OppenheimerFunds    Special   Sales   Charge   Arrangements   and   Waivers

     In certain  cases,  the initial  sales  charge that applies to purchases of
     Class A shares2 of the Oppenheimer  funds or the contingent  deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.3
     That  is  because  of  the   economies   of  sales   efforts   realized  by
     OppenheimerFunds  Distributor,  Inc.,  (referred to in this document as the
     "Distributor"),  or by dealers or other financial  institutions  that offer those shares to certain classes of investors.

     Not all  waivers  apply to all funds.  For  example,  waivers  relating  to
     Retirement  Plans do not  apply to  Oppenheimer  municipal  funds,  because shares of those  funds are not  available  for  purchase by or on behalf of retirement  plans.  Other  waivers  apply only to  shareholders  of certain funds.

          For the  purposes  of some of the waivers  described  below and in the
          Prospectus  and Statement of Additional  Information of the applicable
          Oppenheimer  funds, the term "Retirement Plan" refers to the following types of plans:

          1) plans  qualified  under  Sections  401(a) or 401(k) of the Internal
          Revenue Code,

          2) non-qualified deferred compensation plans,

          3) employee benefit plans 4

               4) Group Retirement Plans 5

               5) 403(b)(7) custodial plan accounts

               6) Individual Retirement Accounts ("IRAs"), including traditional
               IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

               The interpretation of these provisions as to the applicability of a special  arrangement  or waiver in a particular  case is in the
               sole   discretion  of  the  Distributor  or  the  transfer  agent
               (referred  to in this  document as the  "Transfer  Agent") of the
               particular   Oppenheimer   fund.   These   waivers   and  special
               arrangements  may be  amended  or  terminated  at any  time  by a particular fund, the Distributor,  and/or OppenheimerFunds,  Inc.
               (referred to in this document as the "Manager").

               Waivers  that  apply  at the time  shares  are  redeemed  must be requested  by the  shareholder  and/or  dealer in the  redemption request.

I.

   Applicability of Class A Contingent Deferred Sales Charges in Certain Cases

               Purchases  of Class A Shares of  Oppenheimer  Funds  That Are Not
               Subject to Initial Sales Charge but May Be Subject to the Class A
               Contingent Deferred Sales Charge (unless a waiver applies).

               There is no initial  sales  charge on purchases of Class A shares of any of the  Oppenheimer  funds in the cases listed below.  However, these  purchases  may be  subject to the Class A  contingent  deferred sales  charge if  redeemed  within 18 months (24 months in the case of
          Oppenheimer   Rochester   National   Municipals   and  Rochester  Fund
          Municipals) of the beginning of the calendar month of their  purchase, as described in the Prospectus (unless a waiver described elsewhere in this  Appendix  applies to the  redemption).  Additionally,  on shares purchased  under  these  waivers  that  are  subject  to the  Class  A contingent  deferred  sales  charge,  the  Distributor  will  pay  the applicable  concession  described  in the  Prospectus  under  "Class A
          Contingent Deferred Sales Charge."6 This waiver provision applies to:

         Purchases of Class A shares aggregating $1 million or more.

               Purchases  of  Class A  shares  by a  Retirement  Plan  that  was permitted to purchase  such shares at net asset value but subject to a  contingent  deferred  sales  charge prior to March 1, 2001.
               That included plans (other than IRA or 403(b)(7) Custodial Plans)
               that:  1) bought shares  costing  $500,000 or more, 2) had at the time of purchase  100 or more  eligible  employees  or total plan assets of $500,000 or more,  or 3) certified  to the  Distributor that it projects to have  annual  plan  purchases  of $200,000 or more.

               Purchases by an  OppenheimerFunds-sponsored  Rollover IRA, if the purchases are made:

               1)  through  a  broker,  dealer,  bank or  registered  investment adviser that has made special  arrangements  with the Distributor for those purchases, or

                    2) by a direct  rollover of a distribution  from a qualified
                    Retirement Plan if the  administrator  of that Plan has made
                    special   arrangements   with  the   Distributor  for  those
                    purchases.

                    Purchases  of Class A shares by  Retirement  Plans that have any of the following record-keeping arrangements:

                    1) The record  keeping is performed by Merrill  Lynch Pierce
                    Fenner & Smith, Inc.  ("Merrill Lynch") on a daily valuation basis for the Retirement  Plan. On the date the plan sponsor signs the  record-keeping  service  agreement  with  Merrill
                    Lynch,  the Plan must have $3  million or more of its assets invested in (a) mutual  funds,  other than those  advised or
                    managed  by  Merrill  Lynch  Investment   Management,   L.P.
                    ("MLIM"),  that are made available under a Service Agreement between  Merrill  Lynch  and  the  mutual  fund's  principal underwriter or distributor, and (b) funds advised or managed by MLIM (the funds  described in (a) and (b) are referred to as "Applicable Investments").

                    2) The record keeping for the  Retirement  Plan is performed on a daily valuation basis by a record keeper whose services are  provided  under a contract or  arrangement  between the
                    Retirement  Plan  and  Merrill  Lynch.  On the date the plan sponsor  signs the record  keeping  service  agreement  with
                    Merrill Lynch,  the Plan must have $3 million or more of its assets  (excluding  assets  invested in money market  funds)
                    invested in Applicable Investments.

                    3) The record keeping for a Retirement Plan is handled under a service  agreement  with Merrill Lynch and on the date the plan sponsor signs that agreement,  the Plan has 500 or more eligible  employees (as determined by the Merrill Lynch plan conversion manager).

II.     Waivers of Class A Sales Charges of Oppenheimer Funds

                    A. Waivers of Initial and Contingent  Deferred Sales Charges
                    for Certain Purchasers.

                    Class A shares purchased by the following  investors are not subject to any Class A sales charges (and no concessions are paid by the Distributor on such  purchases):  The Manager or its affiliates.

                    Present  or  former   officers,   directors,   trustees  and
                    employees (and their "immediate  families") of the Fund, the
                    Manager and its affiliates, and retirement plans established by them for their  employees.  The term  "immediate  family"
                    refers   to   one's   spouse,    children,    grandchildren,
                    grandparents, parents, parents-in-law, brothers and sisters, sons- and  daughters-in-law,  a sibling's spouse, a spouse's siblings,  aunts, uncles,  nieces and nephews;  relatives by virtue of a remarriage (step-children,  step-parents,  etc.)
                    are included.

                    Registered  management  investment  companies,  or  separate accounts of insurance companies having an agreement with the
                    Manager or the Distributor for that purpose.

                    Dealers  or  brokers  that have a sales  agreement  with the
                    Distributor,  if they purchase shares for their own accounts or for retirement plans for their employees.

                    Employees and registered representatives (and their spouses)
                    of  dealers  or  brokers   described   above  or   financial
                    institutions that have entered into sales  arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the  Distributor at the time of purchase that the purchase  is for the  purchaser's  own  account  (or for the benefit of such employee's spouse or minor children).

                    Dealers,  brokers,  banks or registered  investment advisors that have  entered into an  agreement  with the  Distributor providing  specifically for the use of shares of the Fund in particular  investment  products  made  available  to  their clients.  Those clients may be charged a transaction  fee by their  dealer,  broker,  bank or advisor for the purchase or sale of Fund shares.

                    Investment  advisors and financial planners who have entered into an agreement for this purpose with the  Distributor and who charge an  advisory,  consulting  or other fee for their services  and buy  shares  for  their  own  accounts  or the accounts of their clients.

                    "Rabbi  trusts" that buy shares for their own  accounts,  if the  purchases  are made  through a broker or agent or other financial  intermediary  that has made special  arrangements with the Distributor for those purchases.

                    Clients of investment  advisors or financial  planners (that have  entered  into an  agreement  for this purpose with the
                    Distributor)  who buy shares for their own accounts may also purchase  shares  without  sales  charge  but  only if their accounts are linked to a master account of their  investment advisor or financial planner on the books and records of the broker,  agent or  financial  intermediary  with  which  the
                    Distributor  has made such  special  arrangements  . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.

                    Directors,  trustees,  officers or  full-time  employees  of
                    OpCap  Advisors or its  affiliates,  their  relatives or any trust,  pension,  profit sharing or other benefit plan which beneficially owns shares for those persons.

                    Accounts for which Oppenheimer Capital (or its successor) is the investment  advisor (the  Distributor must be advised of this  arrangement) and persons who are directors or trustees of the  company or trust  which is the  beneficial  owner of such accounts.

                    A unit investment trust that has entered into an appropriate agreement with the Distributor.

                    Dealers,  brokers,  banks, or registered investment advisers that have entered into an agreement with the  Distributor to sell  shares to  defined  contribution  employee  retirement plans for which the  dealer,  broker or  investment  adviser provides administration services.

                    Retirement Plans and deferred  compensation plans and trusts used to fund those  plans  (including,  for  example,  plans qualified or created under sections 401(a),  401(k),  403(b)
                    or 457 of the Internal  Revenue Code), in each case if those
                    purchases  are  made  through  a  broker,   agent  or  other
                    financial  intermediary  that has made special  arrangements with the Distributor for those purchases.

                    A TRAC-2000  401(k) plan  (sponsored by the former Quest for
                    Value  Advisors) whose Class B or Class C shares of a Former
                    Quest for Value  Fund were  exchanged  for Class A shares of that Fund due to the  termination of the Class B and Class C
                    TRAC-2000 program on November 24, 1995.

                    A qualified  Retirement Plan that had agreed with the former
                    Quest for Value  Advisors to  purchase  shares of any of the
                    Former Quest for Value Funds at net asset  value,  with such shares to be held through DCXchange,  a sub-transfer  agency
                    mutual  fund   clearinghouse,   if  that   arrangement   was
                    consummated  and share  purchases  commenced by December 31,
                    1996.

                    B. Waivers of Initial and Contingent  Deferred Sales Charges
                    in Certain Transactions.

                    Class  A  shares   issued  or  purchased  in  the  following
                    transactions  are  not  subject  to  sales  charges  (and no concessions are paid by the Distributor on such purchases):

                    Shares issued in plans of  reorganization,  such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.

                    Shares  purchased by the  reinvestment of dividends or other distributions  reinvested from the Fund or other Oppenheimer
                    funds  (other  than   Oppenheimer  Cash  Reserves)  or  unit
                    investment trusts for which  reinvestment  arrangements have been made with the Distributor.

                    Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

                    C. Waivers of the Class A Contingent  Deferred  Sales Charge
                    for Certain Redemptions.

                    The Class A contingent  deferred sales charge is also waived if shares that would  otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:

                    To make Automatic  Withdrawal Plan payments that are limited annually to no more than 12% of the account  value  adjusted annually.

                    Involuntary  redemptions  of shares by  operation  of law or involuntary  redemptions of small accounts  (please refer to
                    "Shareholder  Account Rules and Policies," in the applicable fund Prospectus).

                    For   distributions   from   Retirement   Plans,    deferred
                    compensation  plans or other employee  benefit plans for any of the following purposes:

                    1)  Following  the death or  disability  (as  defined in the
                    Internal Revenue Code) of the participant

                    or beneficiary. The death or disability must occur after the participant's account was established.

              2)  To return excess contributions.

              3)  To return contributions made due to a mistake of fact.

              4) Hardship withdrawals, as defined in the plan.7

                    5) Under a Qualified Domestic Relations Order, as defined in the  Internal  Revenue  Code,  or, in the case of an IRA,  a divorce or separation  agreement  described in Section 71(b)
                    of the Internal Revenue Code.

                    6) To meet  the  minimum  distribution  requirements  of the
                    Internal Revenue Code.

                    7)  To  make  "substantially  equal  periodic  payments"  as described in Section 72(t) of the Internal Revenue Code.

              8)  For loans to participants or beneficiaries.

              9)  Separation from service.8

                    10) Participant-directed redemptions to purchase shares of a mutual fund  (other than a fund  managed by the Manager or a subsidiary  of the  Manager)  if the plan  has made  special arrangements with the Distributor.

                    11) Plan termination or "in-service  distributions,"  if the
                    redemption   proceeds   are  rolled  over   directly  to  an
                    OppenheimerFunds-sponsored IRA.

                    For   distributions   from   401(k)   plans   sponsored   by
                    broker-dealers  that have entered  into a special  agreement with the Distributor allowing this waiver.

                    For  distributions  from  retirement  plans  that  have  $10 million or more in plan assets and that have  entered into a special agreement with the Distributor.

                    For distributions  from retirement plans which are part of a retirement  plan  product  or  platform  offered  by certain
                    banks,   broker-dealers,   financial   advisors,   insurance
                    companies  or  record  keepers  which  have  entered  into a special agreement with the Distributor.

                    III.  Waivers of Class B, Class C and Class N Sales  Charges
                    of Oppenheimer Funds

                    The Class B, Class C and Class N contingent  deferred  sales charges  will not be applied to shares  purchased in certain types of transactions  or redeemed in certain  circumstances described below.

A.   Waivers for Redemptions in Certain Cases.

                    The Class B, Class C and Class N contingent  deferred  sales charges  will be  waived  for  redemptions  of shares in the following cases:

                    Shares redeemed involuntarily,  as described in "Shareholder
                    Account Rules and Policies," in the applicable Prospectus.

                    Redemptions   from  accounts  other  than  Retirement  Plans
                    following  the  death or  disability  of the last  surviving shareholder.  The death or  disability  must  have  occurred after the account was  established,  and for  disability you must provide  evidence of a  determination  of disability by the Social Security Administration.

                    The  contingent  deferred  sales  charges are  generally not waived  following  the death or  disability  of a grantor or trustee for a trust account.  The contingent  deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable  living trust for  which the  trustee  is also the sole  beneficiary.  The death or disability must have occurred after the account was established, and for disability you must provide evidence of
                    a  determination   of  disability  by  the  Social  Security
                    Administration.

                    Distributions  from accounts for which the  broker-dealer of record  has  entered  into  a  special  agreement  with  the
                    Distributor allowing this waiver.

                    Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill
                    Lynch or an independent  record keeper under a contract with
                    Merrill Lynch.

                    Redemptions of Class C shares of Oppenheimer U.S. Government
                    Trust from  accounts  of clients of  financial  institutions that  have  entered  into a  special  arrangement  with  the
                    Distributor for this purpose.

                    Redemptions  of Class C  shares  of an  Oppenheimer  fund in amounts  of $1  million  or more  requested  in writing by a
                    Retirement  Plan sponsor and  submitted  more than 12 months after  the  Retirement  Plan's  first  purchase  of  Class C shares, if the redemption  proceeds are invested to purchase
                    Class N shares of one or more Oppenheimer funds.

                    Distributions   from  Retirement  Plans  or  other  employee
                    benefit plans for any of the following purposes:

                    1)  Following  the death or  disability  (as  defined in the
                    Internal  Revenue Code) of the  participant or  beneficiary.
                    The death or disability  must occur after the  participant's account was established in an Oppenheimer fund.

                    2) To return excess  contributions  made to a  participant's account.

                    3) To return contributions made due to a mistake of fact.

                    4) To make hardship withdrawals, as defined in the plan.10

                    5) To make distributions required under a Qualified Domestic
                    Relations  Order  or, in the case of an IRA,  a  divorce  or separation  agreement  described  in  Section  71(b)  of the
                    Internal Revenue Code.

                    6) To meet  the  minimum  distribution  requirements  of the
                    Internal Revenue Code.

                    7)  To  make  "substantially  equal  periodic  payments"  as described in Section 72(t) of the Internal Revenue Code.

                    8) For loans to participants or beneficiaries.11

                    9)  On  account  of  the   participant's   separation   from
                    service.12

                    10) Participant-directed redemptions to purchase shares of a mutual fund  (other than a fund  managed by the Manager or a subsidiary of the Manager)  offered as an investment  option
                    in  a   Retirement   Plan  if  the  plan  has  made  special
                    arrangements with the Distributor.

                    11)  Distributions  made on account of a plan termination or
                    "in-service"  distributions,  if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.

                    12) For distributions from a participant's  account under an
                    Automatic  Withdrawal Plan after the participant reaches age
                    59 1/2, as long as the aggregate value of the  distributions does  not  exceed  10%  of  the  account's  value,  adjusted annually.

                    13)  Redemptions  of  Class  B  shares  under  an  Automatic
                    Withdrawal Plan for an account other than a Retirement Plan, if the  aggregate  value  of the  redeemed  shares  does not exceed 10% of the account's value, adjusted annually.

                    14)  For  distributions   from  401(k)  plans  sponsored  by
                    broker-dealers  that have entered into a special arrangement with the Distributor allowing this waiver.

                    Redemptions  of  Class B shares  or Class C shares  under an
                    Automatic  Withdrawal  Plan  from an  account  other  than a
                    Retirement  Plan  if the  aggregate  value  of the  redeemed shares does not exceed 10% of the account's value annually.

B.   Waivers for Shares Sold or Issued in Certain Transactions.

                    The contingent deferred sales charge is also waived on Class
                    B and Class C shares sold or issued in the following cases:

                    Shares sold to the Manager or its affiliates.

                    Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.

                    Shares issued in plans of  reorganization  to which the Fund is a party.

                    Shares  sold  to  present  or  former  officers,  directors, trustees or  employees  (and their  "immediate  families" as defined above in Section I.A.) of the Fund,  the Manager and its affiliates and retirement plans  established by them for their employees.

                    IV. Special Sales Charge  Arrangements  for  Shareholders of
                    Certain  Oppenheimer  Funds Who Were  Shareholders of Former
                    Quest for Value Funds

                    The initial and  contingent  deferred sales charge rates and waivers for Class A, Class B and Class C shares described in the Prospectus or Statement of Additional Information of the
                    Oppenheimer  funds  are  modified  as  described  below  for certain  persons who were  shareholders  of the former Quest for Value  Funds.  To be eligible,  those  persons must have
                    been    shareholders    on   November   24,    1995,    when
                    OppenheimerFunds,  Inc.  became  the  investment  advisor to those former Quest for Value Funds. Those funds include:

     Oppenheimer Quest Value Fund, Inc.       Oppenheimer Small Cap Value Fund

     Oppenheimer Quest Balanced Fund          Oppenheimer Quest International
                                                    Value Fund, Inc.
     Oppenheimer Quest Opportunity Value Fund

               These  arrangements  also apply to  shareholders of the following funds when they merged (were  reorganized)  into  various  Oppenheimer funds on November 24, 1995:

     Quest for Value U.S. Government Income Fund
     Quest for Value New York Tax-Exempt Fund
     Quest for Value Investment Quality Income Fund
     Quest for Value National Tax-Exempt Fund
     Quest for Value Global Income Fund
     Quest for Value California Tax-Exempt Fund

               All of the funds listed above are referred to in this Appendix as the  "Former  Quest for Value  Funds."  The  waivers  of  initial  and contingent  deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either:

               acquired by such shareholder pursuant to an exchange of shares of an Oppenheimer  fund that was one of the Former Quest for Value Funds,
          or

               purchased  by such  shareholder  by exchange of shares of another
          Oppenheimer  fund that were acquired  pursuant to the merger of any of the Former Quest for Value Funds into that other  Oppenheimer  fund on
          November 24, 1995.

A.   Reductions or Waivers of Class A Sales Charges.

                    |X| Reduced  Class A Initial  Sales Charge Rates for Certain
                    Former Quest for Value Funds Shareholders.

                    Purchases by Groups and  Associations.  The following  table sets forth the initial sales charge rates for Class A shares purchased  by  members  of  "Associations"  formed  for  any purpose other than the purchase of securities.  The rates in the table apply if that Association  purchased shares of any of the Former  Quest for Value  Funds or received a proposal to  purchase  such  shares  from OCC  Distributors  prior to
                    November 24, 1995.

-------------------------------- ---------------------------- --------------------------------- ---------------------
Number of Eligible Employees     Initial Sales Charge as a    Initial Sales Charge as a % of    Concession as % of
or Members                       % of Offering Price          Net Amount Invested               Offering Price
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
9 or Fewer                                  2.50%                          2.56%                       2.00%
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
At least  10 but not more  than             2.00%                          2.04%                       1.60%
49
-------------------------------- ---------------------------- --------------------------------- ---------------------

          -------------------------------------------------------------------------------------------------------------------
          For purchases by Associations  having 50 or more eligible employees or members,  there is no initial  sales  charge on  purchases  of Class A shares,  but  those  shares  are  subject  to the  Class A  contingent deferred sales charge described in the applicable fund's Prospectus.

               Purchases  made under this  arrangement  qualify for the lower of either  the  sales  charge  rate in the table  based on the  number of members of an Association, or the sales charge rate that applies under
          the  Right  of  Accumulation   described  in  the  applicable   fund's
          Prospectus and Statement of Additional  Information.  Individuals  who
          qualify  under this  arrangement  for reduced  sales  charge  rates as members of Associations  also may purchase shares for their individual or  custodial  accounts at these  reduced  sales  charge  rates,  upon request to the Distributor.

                    |X|   Waiver   of  Class  A  Sales   Charges   for   Certain
                    Shareholders.  Class A  shares  purchased  by the  following investors  are  not  subject  to  any  Class  A  initial  or contingent deferred sales charges:

                    Shareholders  who were  shareholders  of the AMA  Family  of
                    Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.

                    Shareholders  who  acquired  shares of any Former  Quest for
                    Value Fund by merger of any of the portfolios of the Unified
                    Funds.

                    |X| Waiver of Class A  Contingent  Deferred  Sales Charge in
                    Certain Transactions.  The Class A contingent deferred sales charge  will  not  apply  to  redemptions  of Class A shares purchased by the following  investors who were  shareholders of any Former Quest for Value Fund:

               Investors who  purchased  Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a  shareholder  with whom that  dealer has a  fiduciary  relationship, under  the  Employee  Retirement  Income  Security  Act  of  1974  and
          regulations adopted under that law.

B.   Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

                    |X| Waivers for  Redemptions  of Shares  Purchased  Prior to
                    March  6,  1995.  In the  following  cases,  the  contingent deferred  sales  charge  will be waived for  redemptions  of
                    Class A, Class B or Class C shares of an  Oppenheimer  fund.
                    The shares must have been acquired by the merger of a Former
                    Quest for Value  Fund into the fund or by  exchange  from an
                    Oppenheimer  fund that was a Former  Quest for Value Fund or into which such fund merged.

                    Those shares must have been purchased prior to March 6, 1995 in connection with:

                    withdrawals under an automatic  withdrawal plan holding only either  Class B or Class C shares if the  annual  withdrawal does not  exceed  10% of the  initial  value of the  account value, adjusted annually, and

                    liquidation of a shareholder's  account if the aggregate net asset  value of shares  held in the account is less than the required minimum value of such accounts.

                    |X| Waivers for Redemptions of Shares  Purchased on or After
                    March  6,  1995 but  Prior  to  November  24,  1995.  In the
                    following cases,  the contingent  deferred sales charge will be waived  for  redemptions  of Class A,  Class B or Class C shares of an  Oppenheimer  fund.  The shares  must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer  fund that was a
                    Former  Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:

                    redemptions   following  the  death  or  disability  of  the
                    shareholder(s)  (as  evidenced by a  determination  of total disability by the U.S. Social Security Administration);

                    withdrawals under an automatic withdrawal plan (but only for
                    Class B or Class C shares) where the annual  withdrawals  do not exceed 10% of the initial  value of the  account  value;
                    adjusted annually, and

                    liquidation of a shareholder's  account if the aggregate net asset  value of shares  held in the account is less than the required minimum account value.

               A  shareholder's  account will be credited with the amount of any contingent  deferred  sales charge paid on the redemption of any Class
          A, Class B or Class C shares of the Oppenheimer fund described in this section if the  proceeds  are  invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.

                    V. Special Sales Charge  Arrangements  for  Shareholders  of
                    Certain   Oppenheimer   Funds  Who  Were   Shareholders   of
                    Connecticut Mutual Investment Accounts, Inc.

                    The initial and  contingent  deferred  sale charge rates and waivers  for  Class A and  Class B shares  described  in the respective  Prospectus  (or this  Appendix) of the following
                    Oppenheimer  funds  (each is referred to as a "Fund" in this section):

     Oppenheimer U. S. Government Trust,
     Oppenheimer Bond Fund,
     Oppenheimer Value Fund and
     Oppenheimer Disciplined Allocation Fund

                    are modified as described below for those Fund  shareholders who were shareholders of the following funds (referred to as the  "Former  Connecticut  Mutual  Funds") on March 1, 1996,
                    when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:

     Connecticut Mutual Liquid Account
     Connecticut Mutual Total Return Account
     Connecticut Mutual Government Securities Account
     CMIA LifeSpan Capital Appreciation Account
     Connecticut Mutual Income Account
     CMIA LifeSpan Balanced Account
     Connecticut Mutual Growth Account
     CMIA Diversified Income Account

A.   Prior Class A CDSC and Class A Sales Charge Waivers.

                    |X|  Class  A  Contingent  Deferred  Sales  Charge.  Certain
                    shareholders  of a Fund  and the  other  Former  Connecticut
                    Mutual  Funds are  entitled to  continue to make  additional purchases  of Class A shares  at net asset  value  without a
                    Class A initial  sales  charge,  but  subject to the Class A contingent deferred sales charge that was in effect prior to
                    March 18, 1996 (the "prior  Class A CDSC").  Under the prior
                    Class A CDSC, if any of those shares are redeemed within one year of  purchase,  they will be  assessed  a 1%  contingent deferred  sales  charge  on an amount  equal to the  current market  value or the original  purchase  price of the shares sold, whichever is smaller (in such redemptions,  any shares not  subject  to the  prior  Class A CDSC  will be  redeemed first).

                    Those  shareholders  who are  eligible for the prior Class A
                    CDSC are:

                    1) persons  whose  purchases of Class A shares of a Fund and other Former Connecticut Mutual Funds were $500,000 prior to
                    March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's  policies on  Combined  Purchases  or
                    Rights of Accumulation,  who still hold those shares in that
                    Fund or other Former Connecticut Mutual Funds, and

                    2) persons  whose  intended  purchases  under a Statement of
                    Intention  entered  into prior to March 18,  1996,  with the former general  distributor of the Former Connecticut Mutual
                    Funds to purchase  shares  valued at $500,000 or more over a
                    13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

               Any of  the  Class  A  shares  of a Fund  and  the  other  Former
          Connecticut  Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional  shares are  purchased by those  shareholders  at net asset value pursuant to this  arrangement  they will be subject to the prior
          Class A CDSC.

                    |X| Class A Sales Charge Waivers.  Additional Class A shares
                    of a Fund may be  purchased  without  a sales  charge,  by a person who was in one (or more) of the categories  below and acquired  Class A shares prior to March 18, 1996,  and still holds Class A shares:

                    1) any purchaser, provided the total initial amount invested in the  Fund or any one or  more of the  Former  Connecticut
                    Mutual Funds totaled $500,000 or more, including investments made  pursuant  to  the  Combined  Purchases,  Statement  of
                    Intention and Rights of Accumulation  features  available at the time of the  initial  purchase  and such  investment  is still held in one or more of the Former  Connecticut  Mutual
                    Funds or a Fund into which such Fund merged;

                    2) any  participant in a qualified  plan,  provided that the total initial amount invested by the plan in the Fund or any one or more of the Former  Connecticut  Mutual Funds totaled
                    $500,000 or more;

                    3)  Directors  of the Fund or any one or more of the  Former
                    Connecticut  Mutual  Funds and  members  of their  immediate families;

                    4) employee  benefit plans  sponsored by Connecticut  Mutual
                    Financial Services,  L.L.C.  ("CMFS"), the prior distributor of the Former  Connecticut  Mutual Funds, and its affiliated companies;

                    5) one or more members of a group of at least 1,000  persons
                    (and persons who are retirees from such group)  engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such  persons,  pursuant to a marketing  program  between
                    CMFS and such group; and

                    6) an  institution  acting  as a  fiduciary  on behalf of an individual or individuals,  if such institution was directly
                    compensated  by  the   individual(s)  for  recommending  the
                    purchase of the shares of the Fund or any one or more of the
                    Former  Connecticut  Mutual Funds,  provided the institution had an agreement with CMFS.

               Purchases  of Class A shares  made  pursuant to (1) and (2) above may be subject to the Class A CDSC of the  Former  Connecticut  Mutual
          Funds described above.

               Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable  annuity  contract  issued in
          New York State by Connecticut  Mutual Life Insurance  Company  through the Panorama Separate Account which is beyond the applicable surrender charge  period and which was used to fund a  qualified  plan,  if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B.   Class A and Class B Contingent Deferred Sales Charge Waivers.

                    In addition to the waivers set forth in the  Prospectus  and in this  Appendix,  above,  the  contingent  deferred  sales charge will be waived for redemptions of Class A and Class B shares of a Fund and  exchanges of Class A or Class B shares of a Fund  into  Class  A or  Class  B  shares  of a  Former
                    Connecticut Mutual Fund provided that the Class A or Class B shares  of the Fund to be  redeemed  or  exchanged  were (i)
                    acquired  prior to March 18,  1996 or (ii) were  acquired by
                    exchange  from  an  Oppenheimer   fund  that  was  a  Former
                    Connecticut  Mutual Fund.  Additionally,  the shares of such
                    Former  Connecticut  Mutual  Fund must  have been  purchased prior to March 18, 1996:

                    1) by the estate of a deceased shareholder;

                    2) upon the  disability  of a  shareholder,  as  defined  in
                    Section 72(m)(7) of the Internal Revenue Code;

                    3) for retirement  distributions  (or loans) to participants or  beneficiaries  from  retirement  plans  qualified  under
                    Sections  401(a)  or  403(b)(7)of  the Code,  or from  IRAs, deferred compensation plans created under Section 457 of the
                    Code, or other employee  benefit plans; as tax-free  returns of  excess  contributions  to such  retirement  or  employee benefit plans;

                    5) in whole or in part,  in  connection  with shares sold to
                    any  state,   county,  or  city,  or  any   instrumentality,
                    department, authority, or agency thereof, that is prohibited by applicable  investment laws from paying a sales charge or concession in connection  with the purchase of shares of any registered investment management company;

                    6) in connection  with the  redemption of shares of the Fund due to a  combination  with  another  investment  company by virtue of a merger,  acquisition  or similar  reorganization transaction;

                    7) in  connection  with the  Fund's  right to  involuntarily redeem or liquidate the Fund;

                    8) in  connection  with  automatic  redemptions  of  Class A shares  and  Class  B  shares  in  certain  retirement  plan accounts  pursuant  to  an  Automatic  Withdrawal  Plan  but limited to no more than 12% of the original value  annually;
                    or

                    9) as involuntary redemptions of shares by operation of law, or under  procedures  set forth in the  Fund's  Articles  of
                    Incorporation,  or as adopted by the Board of  Directors  of the Fund.

                    VI. Special Reduced Sales Charge for Former  Shareholders of
                    Advance America Funds, Inc.

                    Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer
                    U.S. Government Trust, Oppenheimer Strategic Income Fund and
                    Oppenheimer  Capital  Income  Fund who  acquired  (and still
                    hold)   shares   of  those   funds   as  a  result   of  the
                    reorganization of series of Advance America Funds, Inc. into those  Oppenheimer  funds on October 18, 1991,  and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.

                    VII.  Sales Charge Waivers on Purchases of Class M Shares of
                    Oppenheimer Convertible Securities Fund

                    Oppenheimer  Convertible Securities Fund (referred to as the
                    "Fund" in this section) may sell Class M shares at net asset value  without  any initial  sales  charge to the classes of investors  listed below who, prior to March 11, 1996,  owned
                    shares  of  the  Fund's   then-existing  Class  A  and  were
                    permitted  to  purchase  those  shares  at net  asset  value without sales charge:

                    the Manager and its affiliates,  present or former officers, directors,  trustees  and  employees  (and their  "immediate families" as defined in the Fund's  Statement of  Additional
                    Information)  of the Fund,  the Manager and its  affiliates, and  retirement  plans  established  by  them  or the  prior investment advisor of the Fund for their employees,

                    registered   management  investment  companies  or  separate
                    accounts of insurance  companies  that had an agreement with the Fund's prior investment  advisor or distributor for that purpose,

                    dealers  or  brokers  that have a sales  agreement  with the
                    Distributor,  if they purchase shares for their own accounts or for retirement plans for their employees,

                    employees and registered representatives (and their spouses)
                    of dealers or brokers  described in the preceding section or
                    financial   institutions   that  have   entered  into  sales
                    arrangements  with  those  dealers  or  brokers  (and  whose identity  is made  known  to the  Distributor)  or with  the
                    Distributor,  but  only if the  purchaser  certifies  to the
                    Distributor at the time of purchase that the purchaser meets these qualifications,

                    dealers, brokers, or registered investment advisors that had entered into an agreement with the  Distributor or the prior distributor of the Fund  specifically  providing for the use of  Class  M  shares  of the  Fund  in  specific  investment products made available to their clients, and

                    dealers,  brokers or registered investment advisors that had entered  into an  agreement  with the  Distributor  or prior distributor  of the Fund's  shares to sell shares to defined contribution employee retirement plans for which the dealer,
                    broker,  or  investment   advisor  provides   administrative
                    services.

                    1 In accordance  with Rule 12b-1 of the  Investment  Company
                    Act, the term  "Independent  Trustees" in this  Statement of
                    Additional  Information refers to those Trustees who are not
                    "interested  persons"  of the  Fund  and who do not have any direct or indirect  financial  interest in the  operation of the distribution plan or any agreement under the plan.

                    2  Certain   waivers   also  apply  to  Class  M  shares  of
                    Oppenheimer Convertible Securities Fund.

                    3 In the case of  Oppenheimer  Senior  Floating Rate Fund, a
                    continuously-offered    closed-end   fund,   references   to
                    contingent  deferred  sales  charges  mean the Fund's  Early
                    Withdrawal  Charges and  references  to  "redemptions"  mean
                    "repurchases" of shares.

                    4 An "employee  benefit plan" means any plan or arrangement, whether or not it is "qualified"  under the Internal Revenue
                    Code,  under which Class N shares of an Oppenheimer  fund or funds are  purchased by a fiduciary  or other  administrator for the  account  of  participants  who are  employees  of a single  employer  or  of  affiliated  employers.  These  may include,  for example,  medical  savings  accounts,  payroll deduction plans or similar plans.  The fund accounts must be registered  in the name of the  fiduciary  or  administrator purchasing the shares for the benefit of participants in the plan.

                    5 The term "Group  Retirement  Plan" means any  qualified or non-qualified retirement plan for employees of a corporation
                    or  sole   proprietorship,   members  and   employees  of  a
                    partnership  or  association  or  other  organized  group of persons (the members of which may include other groups),  if the group has made special arrangements with the Distributor and all  members of the group  participating  in (or who are eligible to participate  in) the plan purchase  shares of an
                    Oppenheimer  fund  or  funds  through  a  single  investment dealer, broker or other financial institution  designated by the group. Such plans include 457 plans, SEP-IRAs,  SARSEPs,
                    SIMPLE  plans and 403(b)  plans  other than plans for public school  employees.  The term  "Group  Retirement  Plan" also
                    includes   qualified   retirement  plans  and  non-qualified
                    deferred compensation plans and IRAs that purchase shares of an  Oppenheimer  fund or funds  through a single  investment dealer,  broker or other financial institution that has made special arrangements with the Distributor.

                    6 However,  that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of  accumulation)  by a  Retirement  Plan  that pays for the purchase with the  redemption  proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.

                    7 This provision does not apply to IRAs.

                    8 This provision only applies to qualified  retirement plans and 403(b)(7)  custodial  plans after your  separation  from service in or after the year you reached age 55.

                    9  The   distribution   must  be  requested  prior  to  Plan
                    termination or the elimination of the  Oppenheimer  funds as an investment option under the Plan.

                    10 This provision does not apply to IRAs.

                    11 This  provision  does not apply to loans  from  403(b)(7)
                    custodial       plans      and      loans      from      the
                    OppenheimerFunds-sponsored Single K retirement plan.

                    12 This  provision  does not  apply to  403(b)(7)  custodial plans if the participant is less than age 55, nor to IRAs.

Oppenheimer AMT-Free Municipals

Internet Website

       www.oppenheimerfunds.com
       ------------------------

Investment Advisor
         OppenheimerFunds, Inc.
         Two World Financial Center
         225 Liberty Street, 11th Floor
         New York, New York 10281-1008

Distributor

         OppenheimerFunds Distributor, Inc.
         Two World Financial Center
         225 Liberty Street, 11th Floor
         New York, New York 10281-1008

Transfer Agent
       OppenheimerFunds Services

       P.O. Box 5270
       Denver, Colorado 80217
       1.800.CALL OPP(225.5677)

Custodian Bank
       Citibank, N.A.
       111 Wall Street
       New York, New York 10005

Independent Registered Public Accounting Firm
       KPMG LLP

       707 Seventeenth Street
       Denver, Colorado 80202

Legal Counsel
       Mayer, Brown, Rowe & Maw LLP
       1675 Broadway
       New York, New York 10019

(OppenheimerFunds logo)

PX0310.001.0904

--------

                                          OPPENHEIMER AMT-FREE MUNICIPALS

                                                     FORM N-1A

                                                      PART C

                                                 OTHER INFORMATION

Item 23. Exhibits
-----------------

                    (a) Amended and Restated  Declaration of Trust dated October
                    20, 2003: Filed herewith.

                    (b) Amended and  Restated  By-Laws  dated as of December 14,
                    2000:  Previously  filed  with  Registrant's  Post-Effective
                    Amendment  No.  44  (11/26/01)  and  incorporated  herein by reference.

                    (c) (i) Specimen Class A Share Certificate: Previously filed with Registrant's Post-Effective Amendment No. 44 (11/26/01)
                    and incorporated herein by reference.

                    (ii) Specimen Class B Share  Certificate:  Previously  filed with Registrant's Post-Effective Amendment No. 44 (11/26/01)
                    and incorporated herein by reference.

                    (iii) Specimen Class C Share  Certificate:  Previously filed with Registrant's Post-Effective Amendment No. 44 (11/26/01)
                    and incorporated herein by reference.

                    (d) Investment  Advisory  Agreement  dated October 22, 1990:
                    Previously filed with Registrant's  Post-Effective Amendment
                    No. 27 (2/28/91),  refiled with Registrant's  Post-Effective
                    Amendment   No.  33  (4/28/95)   pursuant  to  Item  102  of
                    Regulation S-T, and incorporated herein by reference.

                    (e) (i) General  Distributor's  Agreement dated December 10,
                    1992:  Previously  filed  with  Registrant's  Post-Effective
                    Amendment  No.  30  (3/16/93),   refiled  with  Registrant's
                    Post-Effective  Amendment No. 33 (4/28/95)  pursuant to Item
                    102 of Regulation S-T, and incorporated herein by reference.

                    (ii)   Form  of   Dealer   Agreement   of   OppenheimerFunds
                    Distributor,  Inc.:  Previously  filed  with  Post-Effective
                    Amendment   No.  45  to  the   Registration   Statement   of
                    Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,
                    and incorporated herein by reference.

                    (iii)   Form  of  Broker   Agreement   of   OppenheimerFunds
                    Distributor,  Inc.:  Previously  filed  with  Post-Effective
                    Amendment   No.  45  to  the   Registration   Statement   of
                    Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,
                    and incorporated herein by reference.

                    (iv)   Form  of   Agency   Agreement   of   OppenheimerFunds
                    Distributor,  Inc.:  Previously  filed  with  Post-Effective
                    Amendment   No.  45  to  the   Registration   Statement   of
                    Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,
                    and incorporated herein by reference.

                    (v) Form of Trust Company  Fund/SERV  Purchase  Agreement of
                    OppenheimerFunds  Distributor,  Inc.:  Previously filed with
                    Post-Effective   Amendment   No.  45  to  the   Registration
                    Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
                    10/26/01, and incorporated herein by reference.

                    (vi)   Form   of   Trust   Company   Agency   Agreement   of
                    OppenheimerFunds,  Distributor,  Inc.: Previously filed with
                    Post-Effective   Amendment   No.  45  to  the   Registration
                    Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
                    10/26/01, and incorporated herein by reference.

                    (f)  (i)   Amended   and   Restated   Retirement   Plan  for
                    Non-Interested   Trustees   or   Directors   dated   8/9/01:
                    Previously filed with Post-Effective Amendment No. 34 to the
                    Registration   Statement  of  Oppenheimer   Gold  &  Special
                    Minerals Fund (Reg. No. 2-82590), 10/25/01, and incorporated herein by reference.

                    (ii) Form of Deferred  Compensation  Plan for  Disinterested
                    Trustees/Directors:  Previously  filed  with  Post-Effective
                    Amendment   No.  26  to  the   Registration   Statement   of
                    Oppenheimer Gold & Special Minerals Fund (Reg. No. 2-82590),
                    10/28/98, and incorporated by reference.

                    (g) (i) Global Custodial  Services  Agreement dated July 15,
                    2003,  between  Registrant  and Citibank,  N.A.:  Previously
                    filed  with  the  Pre-Effective   Amendment  No.  1  to  the
                    Registration   Statement   of   Oppenheimer    International
                    Large-Cap  Core Trust (Reg.  No.  333-106014),  8/5/03,  and
                    incorporated herein by reference.

                    (ii) Amended and Restated Foreign Custody Manager  Agreement
                    dated  May 31,  2001,  as  amended  July 15,  2003,  between
                    Registrant  and  Citibank,  N.A:  Previously  filed with the
                    Pre-Effective  Amendment No. 1 to the Registration Statement
                    of Oppenheimer  International Large-Cap Core Trust (Reg. No.
                    333-106014), 8/5/03, and incorporated herein by reference.

                    (h) Not applicable.

                    (i)  Opinion  and  Consent  of  Counsel  dated May 1,  1987:
                    Previously filed with Registrant's  Post-Effective Amendment
                    No. 22 (5/1/87),  refiled with  Registrant's  Post-Effective
                    Amendment   No.  33  (4/28/95)   pursuant  to  Item  102  of
                    Regulation S-T, and incorporated herein by reference.

                    (j) Independent Registered Public Accounting Firm's Consent:
                    Filed herewith.

                    (k) Not applicable.

                    (l)  Investment  Letter  from   OppenheimerFunds,   Inc.  to
                    Registrant  dated  October  1, 1976:  Previously  filed with
                    Post-Effective  Amendment No. 40 (9/24/98), and incorporated herein by reference.

                    (m) (i) Service Plan and  Agreement for Class A shares dated
                    June 20, 1994:  Previously filed with the Registrant's  Post
                    Effective  Amendment  No.  42  (11/19/99)  and  incorporated herein by reference.

                    (ii) Distribution and Service Plan and Agreement for Class B
                    shares  dated  February  12,  1998:  Previously  filed  with
                    Post-Effective  Amendment No. 40 (9/24/98), and incorporated herein by reference.

                    (iii)  Distribution and Service Plan and Agreement for Class
                    C shares  dated  February 12,  1998:  Previously  filed with
                    Post-Effective  Amendment No. 40 (9/24/98), and incorporated herein by reference.

                    (n)  Oppenheimer  Funds Multiple Class Plan under Rule 18f-3 updated through 9/15/04: Filed herewith.

                    (o) (i) Powers of Attorney  for all  Trustees/Directors  and
                    Principal  Officers  except  for Joel W.  Motley and John V.
                    Murphy (including  Certified Board Resolutions):  Previously filed with Pre-Effective Amendment No. 1 to the Registration
                    Statement  of  Oppenheimer  Emerging  Growth Fund (Reg.  No.
                    333-44176), 10/5/00, and incorporated herein by reference.

                    (ii) Power of Attorney for John Murphy (including  Certified
                    Board  Resolution):  Previously  filed  with  Post-Effective
                    Amendment   No.  41  to  the   Registration   Statement   of
                    Oppenheimer  U.S.   Government  Trust  (Reg.  No.  2-76645),
                    10/22/01, and incorporated herein by reference.

                    (iii)  Power  of  Attorney  for  Joel W.  Motley  (including
                    Certified   Board   Resolution):   Previously   filed   with
                    Post-Effective Amendment No. 8 to the Registration Statement
                    of  Oppenheimer  International  Small Company Fund (Reg. No.
                    333-31537), 10/22/02, and incorporated herein by reference.

                    (p) Amended and Restated  Code of Ethics of the  Oppenheimer
                    Funds dated May 15, 2002 under Rule 17j-1 of the  Investment
                    Company Act of 1940:  Previously  filed with  Post-Effective
                    Amendment   No.  29  to  the   Registration   Statement   of
                    Oppenheimer Discovery Fund (Reg. No. 33-371),  11/21/02, and
                    incorporated herein by reference.

Item 24. Persons Controlled by or Under Common Control with the Fund
--------------------------------------------------------------------

None.

Item 25. Indemnification
------------------------

                    Reference  is made to the  provisions  of  Article  Seven of
                    Registrant's Amended and Restated Declaration of Trust filed
                    as  Exhibit  23(a)  to  this  Registration  Statement,   and
                    incorporated herein by reference.

                    Insofar as indemnification for liabilities arising under the
                    Securities  Act  of  1933  may  be  permitted  to  trustees, officers and controlling  persons of Registrant  pursuant to the foregoing  provisions or otherwise,  Registrant has been advised that in the opinion of the  Securities  and Exchange
                    Commission such  indemnification is against public policy as expressed in the Securities  Act of 1933 and is,  therefore, unenforceable. In the event that a claim for indemnification
                    against  such   liabilities   (other  than  the  payment  by
                    Registrant  of  expenses  incurred  or  paid  by a  trustee,
                    officer  or   controlling   person  of   Registrant  in  the
                    successful  defense of any action,  suit or  proceeding)  is asserted by such  trustee,  officer or  controlling  person,
                    Registrant  will,  unless in the  opinion of its counsel the matter has been settled by controlling precedent,  submit to a court of  appropriate  jurisdiction  the question  whether such  indemnification  by it is  against  public  policy  as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser
-------------------------------------------------------------------

                    (a) OppenheimerFunds,  Inc. is the investment adviser of the
                    Registrant;  it and certain  subsidiaries and affiliates act
                    in  the  same  capacity  to  other   investment   companies,
                    including without  limitation those described in Parts A and
                    B hereof and listed in Item 26(b) below.

                    (b) There is set  forth  below  information  as to any other
                    business,   profession,   vocation   or   employment   of  a
                    substantial  nature in which each  officer  and  director of
                    OppenheimerFunds,  Inc.  is, or at any time  during the past two fiscal  years has been,  engaged for his/her own account or in the capacity of director,  officer,  employee, partner or trustee.

--------------------------------------------- ------------------------------------------------------------------------
Name    and    Current     Position     with
OppenheimerFunds, Inc.                        Other Business and Connections During the Past Two Years
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Lizbeth Aaron-DiGiovanni                      Formerly  Vice   President   (April  2000)  and  First  Vice  President
Vice President                                (February 2003-July 2004) of Citigroup Global Markets Inc.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Timothy L. Abbuhl,                            None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Robert Agan,                                  Vice  President  of  OppenheimerFunds  Distributor,  Inc.,  Shareholder
Vice President                                Financial Services, Inc., OFI Private Investments,  Inc. and Centennial
                                              Asset  Management  Corporation;  Senior Vice President of  Shareholders
                                              Services, Inc.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Michael Amato,                                None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Erik Anderson,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Tracey Apostolopoulos,                        Assistant Vice President of OppenheimerFunds Distributor, Inc.
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Janette Aprilante,                            Secretary  (since  December  2001)  of:  OppenheimerFunds  Distributor,
Vice President & Secretary                    Inc., Centennial Asset Management Corporation,  Oppenheimer Partnership
                                              Holdings,  Inc.,  Oppenheimer Real Asset Management,  Inc., Shareholder
                                              Financial   Services,    Inc.,    Shareholder   Services,    Inc.   and
                                              OppenheimerFunds  Legacy  Program.  Secretary  (since  June  2003)  of:
                                              HarbourView  Asset  Management  Corporation,  OFI Private  Investments,
                                              Inc. and OFI Institutional  Asset Management,  Inc. Assistant Secretary
                                              (since December 2001) of OFI Trust Company.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Hany S. Ayad,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Robert Baker,                                 None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John Michael Banta,                           None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Joanne Bardell,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kevin Baum,                                   None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jeff Baumgartner,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Connie Bechtolt,                              None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Lalit K. Behal                                Assistant Secretary of HarbourView Asset Management Corporation.
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kathleen Beichert,                            Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Gerald Bellamy,                               Assistant Vice President of OFI Institutional Asset Management, Inc.
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Erik S. Berg,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Rajeev Bhaman,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Craig Billings,                               None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Mark Binning,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Robert J. Bishop,                             Treasurer (since October 2003) of  OppenheimerFunds  Distributor,  Inc.
Vice President                                and Centennial Asset Management Corporation.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John R. Blomfield,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Lisa I. Bloomberg,                            Formerly  First Vice  President  and Associate  General  Counsel of UBS
Vice President & Associate Counsel            Financial Services Inc. (May 1999-May 2004).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Chad Boll,                                    None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Antulio N. Bomfim,                            A senior  economist with the Federal  Reserve Board (June  1992-October
Vice President                                2003).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

John C. Bonnell,                              Vice President of Centennial Asset Management  Corporation.  Formerly a
Vice President                                Portfolio Manager at Strong Financial Corporation (May 1999-May 2004).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Michelle Borre Massick,                       None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

John Boydell,                                 None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Michael Bromberg,                             None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lowell Scott Brooks,                          Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Joan Brunelle,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Richard Buckmaster,                           None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Paul Burke,                                   None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Mark Burns,                                   None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Jeoffrey Caan,                                Formerly Vice President of ABN AMRO NA, Inc. (June 2002-August 2003).
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Catherine Carroll,                            None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Debra Casey,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Lisa Chaffee,                                 None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Charles Chibnik,                              None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Brett Clark,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
H.C. Digby Clements,                          None
Vice President: Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Peter V. Cocuzza,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Susan Cornwell,                               Vice President of Centennial Asset Management Corporation,  Shareholder
Vice President                                Financial Services,  Inc. and OppenheimerFunds  Legacy Program;  Senior
                                              Vice President of Shareholder Services, Inc.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Scott Cottier,                                None
Vice President: Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Laura Coulston,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Julie C. Cusker,                              None
Assistant Vice President:
Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
George Curry,                                 None.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

John Damian,                                  None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John M. Davis,                                Assistant Vice President of OppenheimerFunds Distributor, Inc.
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Craig P. Dinsell,                             None
Executive Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Randall C. Dishmon,                           None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Rebecca K. Dolan                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Steven D. Dombrower,                          Senior Vice President of OFI Private Investments,  Inc.; Vice President
Vice President                                of OppenheimerFunds Distributor, Inc.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Thomas Doyle,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Bruce C. Dunbar,                              None
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Brian Dvorak,                                 None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Richard Edmiston,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Daniel R. Engstrom,                           None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

James Robert Erven                            None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

George R. Evans,                              None
Senior Vice President and Director of
International Equities

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Edward N. Everett,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kathy Faber,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

David Falicia,                                Assistant  Secretary (as of July 2004) of HarbourView  Asset Management
Assistant Vice President                      Corporation.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Scott T. Farrar,                              Vice President of OFI Private Investments, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Thomas Farrell,                               None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Emmanuel Ferreira,                            Formerly  a  portfolio   manager   with   Lashire   Investments   (July
Vice President                                1999-December 2002).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Ronald H. Fielding,                           Vice President of OppenheimerFunds  Distributor,  Inc.; Director of ICI
Senior Vice President;                        Mutual Insurance Company;  Governor of St. John's College;  Chairman of
Chairman of the Rochester Division            the  Board of  Directors  of  International  Museum of  Photography  at

                                              George Eastman House.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Brian Finley,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John E. Forrest,                              Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Jordan Hayes Foster,                          Vice President of OFI Institutional Asset Management, Inc.
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

David Foxhoven,                               Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Colleen M. Franca,                            None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Dominic Freud,                                Formerly,  a Partner  and  European  Equity  Portfolio  manager  at SLS
Vice President                                Management (January 2002-February 2003).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Dan Gagliardo,                                None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Hazem Gamal,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Dan P. Gangemi,                               None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Seth Gelman,                                  Formerly an  Associate  in the Asset  Management  Legal  Department  at
Vice President                                Goldman Sachs & Co. (February 2003-August 2004).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Subrata Ghose,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Charles W. Gilbert,                           None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Phillip S. Gillespie,                         Formerly  First Vice President of Merrill Lynch  Investment  Management
Senior Vice President & Deputy General        (2001to September 2004).
Counsel

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Alan C. Gilston,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jill E. Glazerman,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Bejamin J. Gord,                              Vice President of HarbourView  Asset Management  Corporation and of OFI
Vice President                                Institutional Asset Management, Inc..

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Laura Granger,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Robert B. Grill,                              None
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Robert Gwynn,                                 None
Vice President: Rochester Division

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Robert Haley,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Marilyn Hall,                                 None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kelly Haney,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Steve Hauenstein,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Thomas B. Hayes,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Dennis Hess,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Joseph Higgins,                               Vice President of OFI Institutional Asset Management, Inc.
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Dorothy F. Hirshman,                          None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Daniel Hoelscher,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Edward Hrybenko,                              Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Scott T. Huebl,                               Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Margaret Hui,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

John Huttlin,                                 Senior Vice President  (Director of the International  Division) (since
Vice President                                January 2004) of OFI  Institutional  Asset Management,  Inc.;  Director
                                              (since June 2003) of OppenheimerFunds (Asia) Limited

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
James G. Hyland,                              None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Steve P. Ilnitzki,                            Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Kelly Bridget Ireland,                        Vice  President  (since January 2004) of  OppenheimerFunds  Distributor
Vice President                                Inc.   Formerly,   Director  of  INVESCO   Distributors   Inc.   (April
                                              2000-December 2003).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Kathleen T. Ives,                             Vice   President   and   Assistant    Secretary   of   OppenheimerFunds
Vice President, Senior Counsel and            Distributor,  Inc. and Shareholder Services,  Inc.; Assistant Secretary
Assistant Secretary                           of Centennial Asset  Management  Corporation,  OppenheimerFunds  Legacy
                                              Program and Shareholder Financial Services, Inc.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

William Jaume,                                Senior Vice President of HarbourView  Asset Management  Corporation and
Vice President                                OFI  Institutional  Asset  Management,  Inc.;  Director  of  OFI  Trust
                                              Company.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Frank V. Jennings,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John Jennings,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

John Michael Johnson,                         None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Charles Kandilis,                             None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jennifer E. Kane,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lynn O. Keeshan,                              Assistant Treasurer of OppenheimerFunds Legacy Program
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Thomas W. Keffer,                             None
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Cristina J. Keller,                           Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michael Keogh,                                Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Martin S. Korn,                               Formerly  a  Senior  Vice  President  at Bank of  America  (Wealth  and
Senior Vice President                         Investment Management Technology Group) (March 2002-August 2004).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
James Kourkoulakos,                           None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Brian Kramer,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Paul Kunz,                                    None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Lisa Lamentino,                               None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

John W. Land,                                 Formerly Human  Resources  Manager at Goldman Sachs (October  2000-July
Assistant Vice President                      2004).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Tracey Lange,                                 Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

John Latino,                                  None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Kristina Lawrence,                            Formerly Assistant Vice President of  OppenheimerFunds,  Inc. (November
Vice President                                2002-March 2004).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Guy E. Leaf,                                  None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Gayle Leavitt,                                None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Christopher M. Leavy,                         None
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Dina C. Lee,                                  Formerly (until December 2003) Assistant  Secretary of OppenheimerFunds
Assistant Vice President & Assistant Counsel  Legacy Program.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Randy Legg,                                   Formerly an associate with Dechert LLP (September 1998-January 2004).
Assistant Vice President & Assistant Counsel

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Laura Leitzinger,                             Senior Vice President of Shareholder Services,  Inc.; Vice President of
Vice President                                Shareholder Financial Services, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Justin Leverenz,                              Formerly, a  research/technology  analyst at Goldman Sachs, Taiwan (May
Vice President                                2002-May 2004)

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michael S. Levine,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Gang Li,                                      None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Shanquan Li,                                  None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Mitchell J. Lindauer,                         None
Vice President & Assistant General Counsel
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Bill Linden,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Malissa B. Lischin,                           Assistant Vice President of OppenheimerFunds Distributor, Inc.
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David P. Lolli,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Daniel G. Loughran                            None
Vice President: Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Patricia Lovett,                              Vice President of Shareholder Financial Services,  Inc. and Senior Vice
Vice President                                President of Shareholder Services, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Dongyan Ma,                                   Formerly  an  Assistant  Vice  President  with  Standish  Mellon  Asset
Assistant Vice President                      Management (October 2001-October 2003).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Steve Macchia,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Mark H. Madden,                               Formerly  Senior  Vice  President  and Senior  Portfolio  Manager  with
Vice President                                Pioneer Investments, Inc. (July 1990-July 2004).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Kathleen Mandzij,                             Formerly  Marketing  Manager - Sales Force Marketing  (March  2003-June
Assistant Vice President                      2004) of OppenheimerFunds, Inc.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Jerry Mandzij,                                None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Angelo G. Manioudakis                         Senior Vice President of HarbourView  Asset Management  Corporation and
Senior Vice President                         of  OFI  Institutional   Asset  Management,   Inc.  Formerly  Executive
                                              Director  and  portfolio  manager  for Miller,  Anderson & Sherrerd,  a division of Morgan Stanley  Investment  Management  (August  1993-April
                                              2002).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
LuAnn Mascia,                                 Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Susan Mattisinko,                             Assistant   Secretary  (as  of  January  2004)  of  HarbourView   Asset
Vice President & Associate Counsel            Management  Corporation,  OppenheimerFunds  Legacy Program, OFI Private
                                              Investments,   Inc.  and  OFI  Institutional  Asset  Management,   Inc.
                                              Formerly  an  Associate  at  Sidley  Austin  Brown and Wood LLP (1995 -
                                              October 2003).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Elizabeth McCormack,                          Vice President and Assistant  Secretary of HarbourView Asset Management
Vice President                                Corporation.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Joseph McGovern,                              None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Charles L. McKenzie,                          Chairman  of the  Board  and  Director  of  OFI  Trust  Company;  Chief
Senior Vice President                         Executive Officer,  President, Senior Managing Director and Director of
                                              HarbourView Asset Management  Corporation and OFI  Institutional  Asset
                                              Management,   Inc.;   President,   Chairman  and  Director  of  Trinity
                                              Investment Management Corporation

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Wayne Miao,                                   Formerly an Associate  with Sidley  Austin Brown & Wood LLP  (September
Assistant Vice President and                  1999 - May 2004).
Assistant Counsel

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Andrew J. Mika,                               None
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Nikolaos D. Monoyios,                         None
Senior Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Charles Moon,                                 Vice President of HarbourView  Asset Management  Corporation and of OFI
Vice President                                Institutional Asset Management, Inc.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

John Murphy,                                  President   and  Director  of   Oppenheimer   Acquisition   Corp.   and
Chairman, President, Chief                    Oppenheimer  Partnership  Holdings,  Inc.  Director of Centennial Asset
Executive Officer & Director                  Management Corporation,  OppenheimerFunds  Distributor,  Inc.; Chairman
                                              Director  of  Shareholder  Services,  Inc.  and  Shareholder  Financial
                                              Services,  Inc.;  President  and  Director  f  OppenheimerFunds  Legacy
                                              Program; Director of OFI Institutional Asset Management,  Inc., Trinity
                                              Investment Management  Corporation,  Tremont Capital Management,  Inc.,
                                              HarbourView  Asset  Management  Corporation,  OFI Private  Investments,
                                              Inc.;  President  and Director of  Oppenheimer  Real Asset  Management,
                                              Inc.;  Executive Vice President of Massachusetts  Mutual Life Insurance
                                              Company;  Director  of DLB  Acquisition  Corporation;  a member  of the
                                              Investment Company Institute's Board of Governors.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Thomas J. Murray,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kenneth Nadler,                               None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Christina Nasta,                              Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Jesper Nergaard,                              None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Richard Nichols,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
William Norman,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Matthew O'Donnell,                            None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

John O'Hare,                                  Formerly  Executive Vice  President and Portfolio  Manager (June 2000 -
Vice President                                August 2003) at Geneva Capital Management, Ltd.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Lerae A. Palumbo,                             None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David P. Pellegrino,                          None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Allison C. Pells,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Robert H. Pemble,                             None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Susan Pergament,                              None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Brian Petersen,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Marmeline Petion-Midy,                        Formerly  a  Senior   Financial   Analyst  with  General   Motors,   NY
Assistant Vice President                      Treasurer's Office (July 2000-Augut 2004).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

David Pfeffer,                                Senior Vice  President  of  HarbourView  Asset  Management  Corporation
Senior Vice President and Chief Financial     since February 2004. Formerly,  Director and Chief Financial Officer at
Officer                                       Citigroup Asset Management (February 2000-February 2004).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
James F. Phillips,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Scott Phillips,                               Formerly Vice President at Merrill Lynch  Investment  Management  (June
Vice President                                2000-July 2004).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Gary Pilc,                                    None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Peter E. Pisapia,                             Formerly,  Associate  Counsel  at  SunAmerica  Asset  Management  Corp.
Assistant Vice President & Assistant Counsel  (December 2000-December 2002).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

David Poiesz,                                 Formerly a Senior Portfolio  Manager at Merrill Lynch (October 2002-May
Senior Vice President, Head of Growth         2004).  Founding  partner of  RiverRock,  a hedge fund  product  (April
Equity Investments                            1999-July 2001).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Raghaw Prasad,                                None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

David Preuss,                                 None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jane C. Putnam,                               None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michael E. Quinn,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Julie S. Radtke,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Norma J. Rapini,                              None
Assistant Vice President:
Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Brian N. Reid,                                None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Marc Reinganum,                               Formerly  (until  August  2002)  Vaughn  Rauscher  Chair  in  Financial
Vice President                                Investments  and  Director,  Finance  Institute  of Southern  Methodist
                                              University, Texas.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jill Reiter,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kristina Richardson,                          None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Claire Ring,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David Robertson,                              Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Antoinette Rodriguez,                         None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Stacey Roode,                                 None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jeffrey S. Rosen,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Stacy Roth,                                   None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
James H. Ruff,                                President  and  Director  of  OppenheimerFunds  Distributor,  Inc.  and
Executive Vice President                      Centennial  Asset Management  Corporation;  Executive Vice President of
                                              OFI Private Investments, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Andrew Ruotolo,                               Vice  Chairman,  Treasurer,  Chief  Financial  Officer  and  Management
Executive Vice President and Director         Director of Oppenheimer  Acquisition  Corp.;  President and Director of

                                              Shareholder Services,  Inc. and Shareholder  Financial Services,  Inc.;
                                              Director of Trinity Investment  Management  Corporation and Director of
                                              OFI Trust Company.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Kim Russomanno,                               None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Timothy Ryan,                                 Formerly  a  research  analyst  in the large  equities  group at Credit
Vice President                                Suisse Asset Management (August 2001-June 2004)

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Rohit Sah,                                    None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Valerie Sanders,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Karen Sandler,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Rudi W. Schadt,                               None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Ellen P. Schoenfeld,                          None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Maria Schulte,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Scott A. Schwegel,                            None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Allan P. Sedmak                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Jennifer L. Sexton,                           Senior Vice President of OFI Private Investments, Inc.
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Martha A. Shapiro,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Navin Sharma,                                 None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Bonnie Sherman,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David C. Sitgreaves,                          None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Edward James Sivigny                          None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Enrique H. Smith,                             None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Louis Sortino,                                None
Assistant Vice President:
Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Keith J. Spencer,                             None
Senior Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Marco Antonio Spinar,                         None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Richard A. Stein,                             None
Vice President: Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Arthur P. Steinmetz,                          Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jennifer Stevens,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Gregory J. Stitt,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John P. Stoma,                                Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michael Stricker,                             Vice President of Shareholder Services, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Deborah A. Sullivan,                          Secretary of OFI Trust Company.
Assistant Vice President & Assistant Counsel

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Mary Sullivan,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michael Sussman,                              Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Susan B. Switzer,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Brian C. Szilagyi,                            Manager of Compliance  at Berger  Financial  Group LLC (May  2001-March
Assistant Vice President                      2003);  Director of Financial  Reporting  and  Compliance at First Data
                                              Corporation (April 2003-June 2004).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Martin Telles,                                Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Paul Temple,                                  None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Jeaneen Terrio,                               None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Vincent Toner,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Eamon Tubridy,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Keith Tucker,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Cameron Ullyat,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Angela Uttaro,                                None
Assistant Vice President:
Rochester Division

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Mark S. Vandehey,                             Vice President of OppenheimerFunds Distributor,  Inc., Centennial Asset
Senior Vice President and Chief Compliance    Management  Corporation and Shareholder Services,  Inc. Formerly (until
Officer                                       March 2004) Vice President of OppenheimerFunds, Inc.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Maureen Van Norstrand,                        None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Rene Vecka,                                   Formerly  Vice  President  of  Shareholder  Services,  Inc.  (September
Assistant Vice President,                     2000-July 2003).
Rochester Division

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Vincent Vermette,                             Vice President of OppenheimerFunds Distributor, Inc.
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Phillip F. Vottiero,                          None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Lisa Walsh,                                   None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Patricia Walters,                             None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Teresa M. Ward,                               Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jerry A. Webman,                              Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Christopher D. Weiler,                        None
Vice President: Rochester Division

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Adam Weiner,                                  Formerly a Vice  President at AIG Trading  (March  2003-May 2004) prior
Assistant Vice President                      to  which  he  was  a  Managing   Director  at  ING  Barings  (December
                                              1999-February 203).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Barry D. Weiss,                               Vice  President of  HarbourView  Asset  Management  Corporation  and of
Vice President                                Centennial Asset Management Corporation.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Melissa Lynn Weiss,                           None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Christine Wells,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Joseph J. Welsh,                              Vice President of HarbourView Asset Management Corporation.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Diederick Wermolder,                          Director of  OppenheimerFunds  International Ltd. and  OppenheimerFunds
Senior Vice President                         plc;  Senior Vice  President  (Managing  Director of the  International
                                              Division) of OFI  Institutional  Asset  Management,  Inc.;  Director of
                                              OppenheimerFunds (Asia) Limited.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Catherine M. White,                           Assistant Vice President of OppenheimerFunds Distributor,  Inc.; member
Assistant Vice President                      of the American Society of Pension Actuaries (ASPA) since 1995.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Annabel Whiting,                              None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

William L. Wilby,                             None
Senior Vice President and Senior Investment
Officer, Director of Equities

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Donna M. Winn,                                President,   Chief  Executive  Officer  and  Director  of  OFI  Private
Senior Vice President                         Investments,  Inc.; Director and President of  OppenheimerFunds  Legacy
                                              Program; Senior Vice President of OppenheimerFunds Distributor, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Philip Witkower,                              Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Brian W. Wixted,                              Treasurer    of    HarbourView     Asset    Management     Corporation;
Senior Vice President and                     OppenheimerFunds  International Ltd., Oppenheimer Partnership Holdings,
Treasurer                                     Inc.,  Oppenheimer Real Asset Management,  Inc.,  Shareholder Services,
                                              Inc.,  Shareholder  Financial Services,  Inc., OFI Private Investments,

                                              Inc., OFI Institutional Asset Management,  Inc.,  OppenheimerFunds  plc

                                              and  OppenheimerFunds  Legacy  Program;  Treasurer and Chief  Financial
                                              Officer  of OFI  Trust  Company;  Assistant  Treasurer  of  Oppenheimer
                                              Acquisition Corp.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Carol Wolf,                                   Senior Vice President of HarbourView  Asset Management  Corporation and
Senior Vice President                         of Centennial Asset Management Corporation;  serves on the Board of the

                                              Colorado Ballet.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Kurt Wolfgruber,                              Director  of  Tremont  Capital  Management,   Inc.,  HarbourView  Asset
Executive Vice President, Chief Investment    Management  Corporation and OFI Institutional  Asset  Management,  Inc.
Officer and Director                          (since June 2003)

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Caleb C. Wong,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Edward C. Yoensky,                            None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Jill Zachman,                                 Vice President of OppenheimerFunds Distributor, Inc.
Vice President: Rochester Division

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lucy Zachman,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Robert G. Zack                                General  Counsel and Director of  OppenheimerFunds  Distributor,  Inc.;
Executive Vice President and                  General  Counsel of Centennial  Asset  Management  Corporation;  Senior
General Counsel                               Vice  President and General  Counsel of  HarbourView  Asset  Management
                                              Corporation and OFI Institutional  Asset Management,  Inc.; Senior Vice
                                              President,  General  Counsel  and  Director  of  Shareholder  Financial
                                              Services,  Inc.,  Shareholder Services,  Inc., OFI Private Investments,
                                              Inc. and OFI Trust Company;  Vice President and Director of Oppenheimer
                                              Partnership  Holdings,   Inc.;  Director  and  Assistant  Secretary  of
                                              OppenheimerFunds  plc;  Secretary  and General  Counsel of  Oppenheimer
                                              Acquisition    Corp.;    Director    and    Assistant    Secretary   of
                                              OppenheimerFunds  International  Ltd.;  Director  of  Oppenheimer  Real
                                              Asset  Management,  Inc. and  OppenheimerFunds  (Asia)  Limited);  Vice
                                              President of OppenheimerFunds Legacy Program.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Neal A. Zamore,                               None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Mark D. Zavanelli,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Alex Zhou,                                    None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Arthur J. Zimmer,                             Senior  Vice  President   (since  April  1999)  of  HarbourView   Asset
Senior Vice President                         Management Corporation.
--------------------------------------------- ------------------------------------------------------------------------

Item 27. Principal Underwriter
------------------------------

(a)      OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the
Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 26(b) above
(except Oppenheimer Multi-Sector Income Trust and Panorama Series Fund, Inc.) and for MassMutual Institutional
Funds.

(b)      The directors and officers of the Registrant's principal underwriter are:

----------------------------------------------- ------------------------------------ ---------------------------------
Name & Principal                                Position & Office                    Position and Office
Business Address                                with Underwriter                     with Registrant
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Robert Agan(1)                                  Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Janette Aprilante(2)                            Secretary                            None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

James Barker                                    Vice President                       None
2901B N. Lakewood Avenue
Chicago, IL 60657

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kathleen Beichert(1)                            Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Robert J. Bishop(1)                             Treasurer                            None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Douglas S. Blankenship                          Vice President                       None
17011 Wood Bark Road
Springs, TX 77379

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Tracey Blinzler(1)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

David A Borrelli                                Vice President                       None
105 Black Calla Ct.
San Ramon, CA 94583

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Michelle Brennan(2)                             Assistant Vice President             None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
L. Scott Brooks(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Kevin E. Brosmith                               Senior Vice President                None
5 Deer Path
South Natlick, MA 01760

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Jeffrey W. Bryan                                Vice President                       None
1048 Malaga Avenue
Coral Gables, FL 33134

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Patrick Campbell(1)                             Assistant Vice President             None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Andrew Chonofsky                                Vice President                       None
300 West Fifth Street, Apt. 118
Charlotte, NC 28202

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Melissa Clayton(2)                              Assistant Vice President             None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jeffrey D. Damia(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Davis(2)                                   Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Stephen J. Demetrovits(2)                       Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Kristi Diehl(1)                                 Assistant Vice President             None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Joseph A. DiMauro                               Vice President                       None
522 Lakeland Avenue
Grosse Pointe, MI 48230

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Steven Dombrower(2)                             Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

George P. Dougherty                             Vice President                       None
328 Regency Drive
North Wales, PA 19454

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Cliff H. Dunteman                               Vice President                       None
N 53 27761 Bantry Road
Sussex, WI 53089-45533

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Eiler(2)                                   Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kent M. Elwell                                  Vice President                       None
35 Crown Terrace
Yardley, PA 19067
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Gregg A. Everett                                Vice President                       None
4328 Auston Way
Palm Harbor, FL 34685-4017

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

George R. Fahey                                 Senior Vice President                None
2 Pheasant Drive
Ringoes, NJ 08551

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric C. Fallon                                  Vice President                       None
10 Worth Circle
Newton, MA 02458
----------------------------------------------- ------------------------------------ ---------------------------------
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Joseph Fernandez                                Vice President                       None
1717 Richbourg Park Drive
Brentwood, TN 37027

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Mark J. Ferro(2)                                Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ronald H. Fielding(3)                           Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Eric Fishel                                     Vice President                       None
3A Lawnwood Place, Apt. 1
Charlestown, MA 02129

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Patrick W. Flynn (1)                            Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John E. Forrest(2)                              Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John ("J) Fortuna(2)                            Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Lucio Giliberti                                 Vice President                       None
6 Cyndi Court
Flemington, NJ 08822
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Raquel Granahan(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Ralph Grant                                     Senior Vice President                None
10 Boathouse Close
Mt. Pleasant, SC 29464

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael D. Guman                                Vice President                       None
3913 Pleasant Avenue
Allentown, PA 18103
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Kevin Healy(2)                                  Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
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Clifford W. Heidinger                           Vice President                       None
111 Ipswich Road
Boxford, MA 01921

----------------------------------------------- ------------------------------------ ---------------------------------
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Phillipe D. Hemery                              Vice President                       None
5 Duck Pond Lane
Ramsey, NJ 07446

----------------------------------------------- ------------------------------------ ---------------------------------
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Kevin Hennessey                                 Vice President                       None
10206 Emerald Woods Avenue
Orlando, FL 32836

----------------------------------------------- ------------------------------------ ---------------------------------
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Elyse R. Jurman Herman                          Vice President                       None
5486 NW 42 Avenue
Boca Raton, FL 33496

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Wendy G. Hetson                                 Vice President                       None
4 Craig Street
Jericho, NY 11753
----------------------------------------------- ------------------------------------ ---------------------------------
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William E. Hortz(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
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Edward Hrybenko(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
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Andrew Humble                                   Vice President                       None
419 Phillips Avenue
len Ellyn, IL 60137

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brian F. Husch(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
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Stephen Ilnitzki(2)                             Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Kathleen T. Ives(1)                             Vice President & Assistant           Assistant Secretary
                                                Secretary

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Nivan Jaleeli                                   Vice President                       None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259

----------------------------------------------- ------------------------------------ ---------------------------------
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Eric K. Johnson(1)                              Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
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Mark D. Johnson                                 Vice President                       None
15792 Scenic Green Court
Chesterfield, MO 63017
----------------------------------------------- ------------------------------------ ---------------------------------
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Christina J. Keller(2)                          Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
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Michael Keogh(2)                                Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
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Lisa Klassen(1)                                 Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Richard Klein                                   Senior Vice President                None
4820 Fremont Avenue So.
Minneapolis, MN 55409
----------------------------------------------- ------------------------------------ ---------------------------------
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Richard Knott(1)                                Senior Vice President                None

----------------------------------------------- ------------------------------------ ---------------------------------
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Dean Kopperud(2)                                Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Brent A. Krantz                                 Senior Vice President                None
61500 Tam McArthurLoop
Bend, OR 97702

----------------------------------------------- ------------------------------------ ---------------------------------
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David T. Kuzia                                  Vice President                       None
19102 Miranda Circle
Omaha, NE 68130

----------------------------------------------- ------------------------------------ ---------------------------------
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Tracey Lange(2)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
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Paul R. LeMire(2)                               Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Eric J. Liberman(2)                             Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
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Malissa Lischin(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
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James V. Loehle                                 Vice President                       None
30 Wesley Hill Lane
Warwick, NY 10990
----------------------------------------------- ------------------------------------ ---------------------------------
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Thomas Loncar(1)                                Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
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Montana W. Low                                  Vice President                       None
1636 N. Wells Street, Apt. 3411
Chicago, IL 60614

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Craig Lyman                                     Vice President                       None
3930 Swenson St. #502
Las Vegas, NV 89119

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John J. Lynch                                   Vice President                       None
6325 Bryan Parkway
Dallas, TX 75214

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Michael Malik                                   Vice President                       None
126 Bernard Street
San Francisco, CA 94109

----------------------------------------------- ------------------------------------ ---------------------------------
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Steven C. Manns                                 Vice President                       None
1627 N. Hermitage Avenue
Chicago, IL 60622

----------------------------------------------- ------------------------------------ ---------------------------------
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Todd A. Marion                                  Vice President                       None
24 Midland Avenue

Cold Spring Harbor, NY 11724
----------------------------------------------- ------------------------------------ ---------------------------------
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LuAnn Mascia(2)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
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Sandie Massaro(2)                               Assistant Vice President             None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Theresa-Marie Maynier                           Vice President                       None
2421 Charlotte Drive
Charlotte, NC 28203
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Anthony P. Mazzariello                          Vice President                       None
8 Fairway Road
Sewickley, PA 15143

----------------------------------------------- ------------------------------------ ---------------------------------
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John C. McDonough                               Vice President                       None
3812 Leland Street
Chevy Chase, MD 20815
----------------------------------------------- ------------------------------------ ---------------------------------
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Kent C. McGowan                                 Vice President                       None
9510 190th Place SW
Edmonds, WA 98020

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Craig Meister                                   Vice President                       None
1880 Hemlock Cricle
Abinston, PA 19001

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Daniel Melehan                                  Vice President                       None
906 Bridgeport Court
San Marcos, CA 92069

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Mark Mezzanotte                                 Vice President                       None
16 Cullen Way
Exeter, NH 03833

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Clint Modler(1)                                 Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Robert Moser(1)                                 Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

David W. Mountford(2)                           Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

John V. Murphy(2)                               Director                             President & Trustee

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Wendy Jean Murray                               Vice President                       None
32 Carolin Road
Upper Montclair, NJ 07043
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Christina Nasta(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kevin P. Neznek(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Bradford Norford                                Vice President                       None
4607 Timberglen Rd.
Dallas, TX 75287

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Alan Panzer                                     Vice President                       None
6755 Ridge Mill Lane
Atlanta, GA 30328

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Brian C. Perkes                                 Vice President                       None
6 Lawton Ct.
Frisco, TX 75034

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Charles K. Pettit                               Vice President                       None
22 Fall Meadow Drive
Pittsford, NY 14534
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Elaine Puleo-Carter(2)                          Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Minnie Ra                                       Vice President                       None
100 Dolores Street, #203
Carmel, CA 93923
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Dusting Raring                                  Vice President                       None
27 Blakemore Drive
Ladera Ranch, CA 92797

----------------------------------------------- ------------------------------------ ---------------------------------
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Michael A. Raso                                 Vice President                       None
3 Vine Place
Larchmont, NY 10538

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Richard Rath                                    Vice President                       None
46 Mt. Vernon Ave.
Alexandria, VA 22301

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Douglas Rentschler                              Vice President                       None
677 Middlesex Road
Grosse Pointe Park, MI 48230
----------------------------------------------- ------------------------------------ ---------------------------------
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Ruxandra Risko(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
David R. Robertson(2)                           Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Ian M. Roche                                    Vice President                       None
7070 Bramshill Circle
Bainbridge, OH 44023

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Kenneth A. Rosenson                             Vice President                       None
24753 Vantage Pt. Terrace
Malibu, CA 90265

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
James H. Ruff(2)                                President & Director                 None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Matthew Rutig                                   Vice President                       None
199 North Street
Ridgefield, CT 06877

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
William R. Rylander                             Vice President                       None
85 Evergreen Road
Vernon, CT 06066
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Thomas Sabow                                    Vice President                       None
6617 Southcrest Drive
Edina, MN 55435

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----------------------------------------------- ------------------------------------ ---------------------------------

John Saunders                                   Vice President                       None
911 North Orange Avenue #401
Orlando, FL 32801

----------------------------------------------- ------------------------------------ ---------------------------------
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Jill Schmitt(2)                                 Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Thomas Schmitt(2)                               Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

William Schories(2)                             Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric Sharp                                      Vice President                       None
862 McNeill Circle
Woodland, CA 95695
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Debbie A. Simon                                 Vice President                       None
1 W. Superior Street, Apt. 4101
Chicago, IL 60610

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Douglas Bruce Smith                             Vice President                       None
8927 35th Street W.
University Place, WA 98466

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Steven Stablein                                 Vice President                       None
2131 Dunnigan NE
Grand Rapids, MI 49525

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Bryan Stein(2)                                  Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Stoma(2)                                   Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Wayne Strauss(3)                                Assistant Vice President             None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Brian C. Summe                                  Vice President                       None
2479 Legends Way
Crestview Hills, KY 41017

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael Sussman(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

George T. Sweeney                               Senior Vice President                None
5 Smokehouse Lane

Hummelstown, PA 17036
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
James Taylor(2)                                 Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Martin Telles(2)                                Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

David G. Thomas                                 Vice President                       None
16628 Elk Run Court
Leesburg, VA 20176

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Bryan K.Toma                                    Vice President                       None
7311 W. 145th Terrace
Overland Park, KS 66223

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Mark Vandehey(1)                                Vice President                       Vice President and Chief
                                                                                     Compliance Officer

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Vincent Vermete(2)                              Assistant Vice President             None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Kenneth Lediard Ward                            Vice President                       None
1400 Cottonwood Valley Circle N.
Irving, TX 75038

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Teresa Ward(1)                                  Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael J. Weigner                              Vice President                       None
4905 W. San Nicholas Street
Tampa, FL 33629
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Donn Weise                                      Vice President                       None
3249 Earlmar Drive
Los Angeles, CA 90064
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Chris Werner(1)                                 Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Catherine White(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Thomas Wilson(2)                                Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Donna Winn(2)                                   Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Philip Witkower(2)                              Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Cary Patrick Wozniak                            Vice President                       None
18808 Bravata Court
San Diego, CA 92128
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

John Charles Young                              Vice President                       None
3914 Southwestern
Houston, TX 77005

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Jill Zachman(2)                                 Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Robert G. Zack(2)                               General Counsel & Director           Secretary
----------------------------------------------- ------------------------------------ ---------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924

(2)Two World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281-1008
(3)350 Linden Oaks, Rochester, NY 14623

(c)      Not applicable.

Item 28. Location of Accounts and Records
-----------------------------------------

                    The  accounts,  books and  other  documents  required  to be maintained  by  Registrant  pursuant to Section 31(a) of the
                    Investment   Company  Act  of  1940  and  rules  promulgated
                    thereunder are in the possession of  OppenheimerFunds,  Inc.
                    at  its  offices  at  6803  South  Tucson  Way,  Centennial,
                    Colorado 80112-3924.

Item 29. Management Services
----------------------------

Not applicable

Item 30. Undertakings
---------------------

Not applicable.

                                                    SIGNATURES

                    Pursuant to the  requirements  of the Securities Act of 1933 and/or the  Investment  Company Act of 1940,  the Registrant
                    certifies   that  it   meets   all  the   requirements   for
                    effectiveness  of this  Registration  Statement  pursuant to
                    Rule 485(b)  under the  Securities  Act of 1933 and has duly caused  this  Registration  Statement  to be  signed  on its behalf by the undersigned, thereunto duly authorized, in the
                    City of New  York  and  State of New York on the 27th day of
                    September, 2004.

                         OPPENHEIMER AMT-FREE MUNICIPALS

                           By: /s/ John V. Murphy*
                          ----------------------------------------------
                             John V. Murphy, President,
                             Principal Executive Officer & Trustee

                    Pursuant to the  requirements of the Securities Act of 1933, this  Registration  Statement  has been signed  below by the following persons in the capacities on the dates indicated:

Signatures                      Title                                Date
----------                      -----                                ----

/s/ Clayton K. Yeutter*        Chairman of the
                            Board of Trustees            September 27, 2004
Clayton K. Yeutter

/s/ Donald W. Spiro*           Vice Chairman of the         September 27, 2004
-------------------------      Board and Trustees
Donald W. Spiro

/s/ John V. Murphy*           President, Principal

--------------------------    Executive Officer            September 27, 2004
John V. Murphy                & Trustee

/s/ Brian W. Wixted*         Treasurer, Principal          September 27, 2004
-------------------------    Financial and
Brian W. Wixted              Accounting Officer

/s/ Robert G. Galli*         Trustee                       September 27, 2004

--------------------
Robert G. Galli

/s/ Phillip A. Griffiths*   Trustee                        September 27, 2004

----------------------
Phillip A. Griffiths

/s/ Joel W. Motley*        Trustee                        September 27, 2004

--------------------
Joel W. Motley

/s/ Kenneth A. Randall*   Trustee                        September 27, 2004

-------------------------
Kenneth A. Randall

/s/ Edward V. Regan*       Trustee                       September 27, 2004

-----------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.*  Trustee                  September 27, 2004

----------------------------
Russell S. Reynolds, Jr.

*By: /s/ Robert G. Zack

 -----------------------------------------

Robert G. Zack, Attorney-in-Fact

                                          OPPENHEIMER AMT-FREE MUNICIPALS

                                          Post-Effective Amendment No. 48

                                        Registration Statement No. 2-57116

                                                   EXHIBIT INDEX
                                                   -------------

Exhibit No.                Description
-----------                -----------

23(a)      Amended and Restated Declaration of Trust Dated October 20, 2003

23(j)      Independent Registered Public Accounting Firm's Consent

23(n)      Oppenheimer Funds Multiple Class Plan under Rule 18f-3